UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-91890
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 9	☑

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-21139
Amendment No. 10	☑

(Check appropriate box or boxes.)

NATIONWIDE VARIABLE ACCOUNT – 13
(Exact Name of Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Name of Depositor)

One Nationwide Plaza, Columbus, Ohio 43215
(Address of Depositor's Principal Executive Offices)(Zip Code)

Depositor's Telephone Number, including Area Code	(614) 249-7111

Robert W. Horner, III, Vice President and Secretary
One Nationwide Plaza, Columbus, Ohio 43215
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering	May 1, 2010

It is proposed that this filing will become effective (check appropriate box)
☐      immediately upon filing pursuant to paragraph (b)
☑      on May 1, 2010 pursuant to paragraph (b)
☐      60 days after filing pursuant to paragraph (a)(1)
☐      on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
☐      this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered	Flexible Purchase Payment Deferred Variable Annuity Contract

The Best of America® Advisor Variable Annuity
Nationwide Life Insurance Company
Individual Flexible Purchase Payment Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company through its Nationwide Variable Account-13
The date of this prospectus is May 1, 2010 .

This prospectus contains basic information you should understand about the contracts before investing.  Please read this prospectus carefully and keep it for future reference.

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advis e rs, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.

The Statement of Additional Information (dated May 1, 2010 ), which contains additional information about the contracts and the Variable Account, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference.  The table of contents for the Statement of Additional Information is on page 27.  For general information or to obtain free copies of the Statement of Additional Information, call Nationwide's service center at 1-800-478-9727 (TDD 1-800-238-3035) or write:

Nationwide Life Insurance Company
5100 Rings Road, RR1-04-F4
Dublin, Ohio 43017-1522

Information about this and other Nationwide products can be found at: www.nationwide.com.

Information about us and the product (including the Statement of Additional Information) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549.  Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.  The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information.

Before investing, understand that annuities and/or life insurance products are not insured by the FDIC or any other Federal government agency, and are not deposits or obligations of, guaranteed by, or insured by the depository institution where offered or any of its affiliates.  Annuities that involve investment risk may lose value.  These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus.  Any representation to the contrary is a criminal offense.

The Sub-Accounts available under this contract invest in the underlying mutual funds of the portfolio companies listed below. For a complete list of the available Sub-Accounts, please refer to " Appendix A : Underlying Mutual Funds ."  For more information on the underlying mutual funds, please refer to the prospectus for the mutual fund.

•	AllianceBernstein Variable Products Series Fund, Inc.
•	American Century Variable Portfolios II, Inc.
•	American Century Variable Portfolios, Inc.
•	BlackRock Variable Series Funds, Inc.
•	Dreyfus
•	Dreyfus Investment Portfolios
•	Dreyfus Variable Investment Fund
•	Federated Insurance Series
•	Fidelity Variable Insurance Products Fund
•	Franklin Templeton Variable Insurance Products Trust
•	Invesco
•	Ivy Funds Variable Insurance Portfolios, Inc.
•	Janus Aspen Series
•	Legg Mason Partners Variable Equity Trust
•	Lord Abbett Series Fund, Inc.
•	MFS® Variable Insurance Trust
•	Neuberger Berman Advisers Management Trust
•	Oppenheimer Variable Account Funds
•	PIMCO Variable Insurance Trust
•	Putnam Variable Trust
•	T. Rowe Price Equity Series, Inc.
•	The Universal Institutional Funds, Inc.
•	Van Kampen Life Investment Trust
•	Wells Fargo Advantage Funds

Purchase payments not invested in the underlying mutual fund options of the Nationwide Variable Account-13 ("Variable A ccount") may be allocated to the Guaranteed Term Options (Guaranteed Term Options may not be available in every jurisdiction – refer to your contract for specific benefit information).

Glossary of Special Terms

Accumulation Unit - An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.

Annuitant - The person whose continuation of life benefit payments involving life contingencies depends.

Annuitization Date - The date on which annuity payments begin.

Annuity Commencement Date - The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide's consent.

Annuity Unit - An accounting unit of measure used to calculate the variable annuity payments.

Charitable Remainder Trust - A trust meeting the requirements of Section 664 of the Internal Revenue Code.

Contract Value - The total value of all Accumulation Units in a contract plus any amount held under Guaranteed Term Options.

Contract Year - Each year the contract is in force beginning with the date the contract is issued.

Daily Net Assets - A figure that is calculated at the end of each Valuation Date and represents the sum of all the contract owners' interests in the variable Sub-Accounts after the deduction of contract and underlying mutual fund expenses.

ERISA - The Employee Retirement Income Security Act of 1974, as amended.

FDIC - Federal Deposit Insurance Corporation.

General Account - All assets of Nationwide other than those of the Variable Account or in other separate accounts that have been or may be established by Nationwide.

Guaranteed Term Option - Investment Options that are part of the Multiple Maturity Separate Account providing a guaranteed interest rate paid over certain periods of time (or terms), if certain conditions are met.

Individual Retirement Account - An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

Individual Retirement Annuity - An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

Investment-only Contract - A contract purchased by a Qualified Pension, Profit-Sharing, or Stock Bonus Plan as defined by Section 401(a) of the Internal Revenue Code.

Multiple Maturity Separate Account - A separate account of Nationwide funding the Guaranteed Term Options with terms of 3, 5, 7, or 10 years with a fixed rate of return (subject to a market value adjustment).

Nationwide - Nationwide Life Insurance Company.

Net Asset Value - The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.

Non-Qualified Contract - A contract which does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Annuity, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.

Qualified Plan - A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-only Contracts.  In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-only Contracts unless specifically stated otherwise.

Roth IRA - An annuity contract which qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.

SEC - Securities and Exchange Commission.

SEP IRA - An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.

Simple IRA - An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.

Sub-Accounts - Divisions of the Variable Account, each of which invests in a single underlying mutual fund.

Tax Sheltered Annuity - An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.  All Tax Sheltered Annuities referred to in this prospectus are not subject to ERISA.

Valuation Date - Each day the New York Stock Exchange is open for business, or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that the current Net Asset Value of Accumulation Units or Annuity Units might be materially affected.  Values of the Variable Account are determined as of the close of the New York Stock Exchange which generally closes at 4:00 p.m. Eastern Time, but may close earlier on certain days and as conditions warrant.

Valuation Period - The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.

Variable Account - Nationwide Variable Account-13, a separate account of Nationwide that contains V ariable Ac count allocations.  The Variable Account is divided into Sub-Accounts, each of which invests in shares of a separate underlying mutual fund.

Table of Contents
Page
Glossary of Special Terms	2
Contract Expenses	5
Underlying Mutual Fund Annual Expenses	5
Example	6
Synopsis of the Contracts	6
Minimum Initial and Subsequent Purchase Payments
Purpose of the Contract
Charges and Expenses
Annuity Payments
Taxation
Ten Day Free Look
Financial Statements	7
Condensed Financial Information	8
Nationwide Life Insurance Company	8
Nationwide Investment Services Corporation	8
Investing in the Contract	8
The Variable Account and Underlying Mutual Funds
Guaranteed Term Options
The Contract in General	9
Distribution, Promotional and Sales Expenses
Underlying Mutual Fund Payments
Profitability
Contract Modification
Standard Charges and Deductions	11
Mortality and Expense Risk Charge
Premium Taxes
Short-Term Trading Fees
Optional Contract Benefit	12
Death Benefit Option
Contract Ownership	13
Joint Ownership
Contingent Ownership
Annuitant
Contingent Annuitant
Beneficiary and Contingent Beneficiary
Operation of the Contract	15
Minimum Initial and Subsequent Purchase Payments
Pricing
Allocation of Purchase Payments
Determining the Contract Value
Transfers Prior to Annuitization
Transfers After Annuitization
Transfer Requests
Transfer Restrictions
Right to Examine and Cancel	18
Surrender (Redemption) Prior to Annuitization	18
Partial Surrenders (Partial Redemptions)
Full Surrenders (Full Redemptions)
Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Surrenders Under a Qualified Plan or Tax Sheltered Annuity
Assignment	19
Contract Owner Services	19
Asset Rebalancing
Dollar Cost Averaging
Systematic Withdrawals
Annuity Commencement Date	20

Table of Contents (continued)
Page
Annuitizing the Contract	20
Annuitization Date
Annuitization
Fixed Payment Annuity
Variable Payment Annuity
Frequency and Amount of Annuity Payments
Annuity Payment Options
Death Benefits	22
Death of Contract Owner – Non-Qualified Contracts
Death of Annuitant – Non-Qualified Contracts
Death of Contract Owner/Annuitant
How the Death Benefit Value is Determined
Death Benefit Payment
Statements and Reports	23
Legal Proceedings	24
Table of Contents of Statement of Additional Information	27
Appendix A: Underlying Mutual Funds	28
Appendix B: Condensed Financial Information	36
Appendix C: Contract Types and Tax Information	66
Appendix D: State Variations	76

Contract Expenses

The following tables describe the fees and expenses that a contract owner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a contract owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.

Contract Owner Transaction Expenses
Maximum Premium Tax Charge (as a percentage of purchase payments)	5%1

The next table describes the fees and expenses that a contract owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).

Recurring Contract Expenses
Variable Account Annual Expenses ( assessed as an annualized rate of total V ariable A ccount charges as a percentage of the Daily Net Assets)2
Mortality and Expense Risk Charge	0.35%
One-Year Enhanced Death Benefit Option Total Variable Account Charges (including this option)	0.20%3 0.55%

Underlying Mutual Fund Annual Expenses

The next table provides the minimum and maximum total operating expenses, as of December 31, 2009 , charged by the underlying mutual funds that you may pay periodically during the life of the contract.  The table does not reflect short-term trading fees.  More detail concerning each underlying mutual fund's fees and expenses, including waivers and reimbursements, is contained in the prospectus for each underlying mutual fund.

Total Annual Underlying Mutual Fund Operating Expenses	Minimum	Maximum

(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets )	0.29%	1.99%

The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds.  Therefore, actual expenses could be lower.  Refer to the underlying mutual fund prospectuses for specific expense information.

1 Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities.   The amount assessed to the contract will equal the amount assessed by the state or government entity.

2 These charges apply only to S ub- A ccount allocations.  They do not apply to allocations made to the Guaranteed Term Options.  They are charged on a daily basis at the annualized rate noted above.

3 The One-Year Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application.  This option may not be available in every state.  The optional benefit must be elected at the time of application and once elected, the optional benefit may not be removed from the contract.

Example

This Example is intended to help contract owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts.  These costs include contract fees, V ariable A ccount annual expenses, and underlying mutual fund fees and expenses.  The Example does not reflect premium taxes or short-term trading fees which, if reflected, would result in higher expenses.

The Example assumes:

•	a $10,000 investment in the contract for the time periods indicated;

•	a 5% return each year;

•	the maximum and the minimum fees and expenses of any of the underlying mutual funds; and

•	the total V ariable A ccount charges associated with the contract, including the optional benefit (0.55%).

	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses ( 1.99%)	$267	$819	$1,397	$2,965	*	$819	$1,397	$2,965	$267	$819	$1,397	$2,965
Minimum Total Underlying Mutual Fund Operating Expenses ( 0.29%)	$88	$276	$479	$1,065	*	$276	$479	$1,065	$88	$276	$479	$1,065

*The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.

Synopsis of the Contracts

The contracts described in this prospectus are flexible purchase payment deferred variable annuity contracts.  The contracts are issued as individual contracts.

The contracts can be categorized as:

•	Charitable Remainder Trusts;

•	Individual Retirement Annuities ("IRAs");

•	Investment-only Contracts (Qualified Plans);

•	Non-Qualified;

•	Roth IRAs;

•	Simplified Employee Pension IRAs ("SEP IRAs");

•	Simple IRAs; and

•	Tax Sheltered Annuities with contributions rolled over or transferred from other eligible retirement savings plans.

For more detailed information with regard to the differences in contract types, please see " Appendix C: Contract Types and Tax Information ."   Prospective purchasers may apply to purchase a contract through broker dealers that have entered into a selling agreement with Nationwide Investment Services Corporation.

Surrenders

Contract owners may generally surrender some or all of their Contract Value at any time prior to annuitization by notifying Nationwide in writing.  See the "Surrender (Redemption) Prior to Annuitization" section later in this prospectus.  After the Annuitization Date, surrenders are not permitted.  See the "Annuitization" section later in this prospectus.

This contract is not designed for and does not support active trading strategies.  In order to protect investors in this contract that do not utilize such strategies, Nationwide may initiate certain exchange offers intended to provide contract owners that meet certain criteria with an alternate variable annuity designed to accommodate active trading.  If this contract is exchanged as part of an exchange offer, the exchange will be made on the basis of the relative Net Asset Values of the exchanged contract and no sales loads will be assessed on the new contract.

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment	Minimum Subsequent Payments**
Charitable Remainder Trusts	$25,000	$1,000
IRA	$25,000	$1,000
Investment-only	$25,000	$1,000
Non-Qualified	$25,000	$1,000
Roth IRA	$25,000	$1,000
SEP IRA	$25,000	$1,000
Simple IRA	$25,000	$1,000
Tax Sheltered Annuity*	$25,000	$1,000

* Only available for individual 403(b) Tax Sheltered Annuity contracts subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

** For subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $150.

Subsequent purchase payments may not be permitted in all states.

Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant to exceed $1,000,000.   Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs.  All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner.  In the event that we do not accept a purchase payment under these guidelines, we will immediately return the purchase payment in its entirety in the same manner as it was received.  If we accept the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value.  Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract.  The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

Purpose of the Contract

The purpose of the annuity contract described in this prospectus is to confer annuity and related benefits (including death benefits) to single individuals and their beneficiaries.  These annuity and related benefits impose certain risks upon Nationwide.  The annuity contract is not intended for use by institutional investors or when the same owner attempts to use a series of Nationwide contracts and name different Annuitants or when the contract is used with other Nationwide contracts to cover a single life (the cumulative total of all purchase payments under the contract on the life of any one Annuitant cannot exceed $1,000,000 without Nationwide's prior consent).

Charges and Expenses

Underlying Mutual Fund Annual Expenses

The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets.  These fees and expenses are in addition to the fees and expenses assessed by the contract.  The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.

Short-Term Trading Fees

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.  Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.

Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.35% of the Daily Net Assets of the Variable Account.  Nationwide assesses this charge in return for bearing certain mortality and expense risks, and for administrative expenses.

Nationwide does not deduct a sales charge from purchase payments upon deposit into, or withdrawal from, the contract.

An optional death benefit is available under the contract at the time of application.  A One-Year Enhanced Death Benefit and Spousal Protection Feature is available to an Annuitant or contingent annuitant age 80 or younger at the time of application.  If the contract owner elects this option, Nationwide will deduct an additional charge at an annualized rate of 0.20% of the Daily Net Assets of the Variable Account.  For more information about the standard and optional death benefit, please see the "Death Benefit Payment" provision.

If the contract owner elected the optional death benefit, upon annuitization of the contract, the charge assessed for the optional death benefit will be waived and only those charges applicable to the base contract will be assessed.

Annuity Payments

Annuity payments begin on the Annuitization Date and will be based on the annuity payment option chosen prior to annuitization.  Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

Taxation

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority.  Premium tax rates currently range from 0% to 5% (see "Federal Tax Considerations" in "Appendix C: Contract Types and Tax Information" and "Premium Taxes").

Ten Day Free Look

Under state insurance laws, contract owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it.  This right is referred to as a "free look" right.  The length of this time period depends on state law and may vary depending on whether your purchase is replacing another annuity contract you own.

If the contract owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any applicable federal and state income tax withholding.  Otherwise, Nationwide will return the Contract Value, less any applicable federal and state income tax withholding.

See "Right to Examine and Cancel" later in this prospectus for more information.

Financial Statements

Consolidated financial statements for Nationwide and financial statements for Nationwide Variable Account-13 are located in the Statement of Additional Information.  A current Statement of Additional Information may be obtained, without charge, by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and Variable Account charges which may vary from contract to contract (for more information on the calculation of Accumulation Unit values, see "Determining Variable Account Value – Valuing an Accumulation Unit").  Please refer to Appendix B for information regarding each class of Accumulation Unit values.

Nationwide Life Insurance Company

Nationwide , the depositor, is a stock life insurance company organized under Ohio law in March, 1929 with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products.  It is admitted to do business in all states, the District of Columbia and Puerto Rico.

Nationwide is a member of the Nationwide group of companies.  Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies.  The Companies were organized under Ohio law in December 1925 and 1933 respectively.  The Companies engage in a general insurance and reinsurance business, except life insurance.

Nationwide Investment Services Corporation

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215.  NISC is a wholly owned subsidiary of Nationwide.

Investing in the Contract

The Variable Account and Underlying Mutual Funds

Nationwide Variable Account-13 is a v ariable a ccount that invests in the underlying mutual funds listed in Appendix A.  Nationwide established the Variable Account on July 10, 2001 pursuant to Ohio law.  Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.

Income, gains, and losses credited to, or charged against, the Variable Account reflect the Variable Account's own investment experience and not the investment experience of Nationwide's other assets.  The Variable Account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide.  Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The Variable Account is divided into Sub-Accounts, each corresponding to a single underlying mutual fund.  Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on contract owner instructions.

Contract owners receive underlying mutual fund prospectuses when they make their initial S ub- A ccount allocations and any time they change those allocations. Contract owners can obtain prospectuses for underlying funds at any other time by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.  Contract owners should read these prospectuses carefully before investing.

Underlying mutual funds in the Variable Account are NOT publicly traded mutual funds.  They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives.  However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund.  Contract owners should not compare the performance of a publicly traded fund with the performance of the underlying mutual funds participating in the Variable Account.  The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

The particular underlying mutual funds available under the contract may change from time to time.  Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment.  New underlying mutual funds or new share classes of currently available underlying mutual funds may be added.  Contract owners will receive notice of any such changes that affect their contract.

In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms or their affiliates may be added to the Variable Account.  These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights.  Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions.  However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting.  Notification will contain proxy materials and a form with which to give Nationwide voting instructions.  Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

What this means to you is that when only a small number of contract owners vote, each vote has a greater impact on, and may control the outcome.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund.  Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide.  Nationwide does not anticipate any disadvantages to this.  However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies.  If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

1)	shares of a current underlying mutual fund are no longer available for investment; or

2)	further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.  All affected contract owners will be notified in the event there is a substitution, elimination or combination of shares.

In April 2009, Nationwide filed an application with the SEC for an order permitting it to substitute assets allocated to certain underlying mutual funds into other underlying mutual funds available under the contract that have similar investment objectives and strategies.  If and when Nationwide receives SEC approval for these substitutions, affected contract owners will be notified in advance of the specific details relating to the substitutions and will be given an opportunity to make alternate investment allocations.

Deregistration of the Separate Account

Nationwide may deregister Nationwide Variable Account-13 under the 1940 Act in the event the separate account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account or for any other purpose approved by the SEC.

No deregistration may take place without the prior approval of the SEC.  All contract owners will be notified in the event Nationwide deregisters Variable Account-13.

Guaranteed Term Options

Guaranteed Term Options ("GTOs") are separate investment options under the contract.  The minimum amount that may be allocated to a GTO is $1,000. Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations.  The separate account's assets are held separately from Nationwide's other assets and are not chargeable with liabilities incurred in any other business of Nationwide.  However, the general assets of Nationwide are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide's claims-paying ability.  A Guaranteed Term Option prospectus should be read along with this prospectus.

Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations:  three (3), five (5), seven (7) or ten (10) years.  Note: The guaranteed term may last for up to 3 months beyond the 3, 5, 7, or 10 year period since every guaranteed term will end on the final day of a calendar quarter.

For the duration selected, Nationwide will declare a guaranteed interest rate.  That rate will be credited to amounts allocated to the Guaranteed Term Option unless a distribution is taken before the maturity date.  If a distribution occurs before the maturity date, the amount distributed will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount distributed depending on fluctuations in constant maturity treasury rates.  No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.

Because a market value adjustment can affect the value of a distribution, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options.  Please refer to the prospectus for the Guaranteed Term Options for further information. Contract owners can obtain a GTO prospectus, by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.

Guaranteed Term Options are available only during the accumulation phase of a contract.  They are not available after the Annuitization Date.  In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging, or Systematic Withdrawals.

Guaranteed Term Options may not be available in every state.

The Contract in General

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs.  There are costs and charges associated with these benefits and advantages – costs and charges that are different, or do not exist at all, within other investment products.  With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates.

Nationwide may make these contracts available to employees and their family members through a Nationwide affiliated broker dealer and they will not be subject to investment advisory fees for asset management.

Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.  For more detailed information regarding provisions that vary by state, please see " Appendix D: State Variations " later in this prospectus.

Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options.  This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.  Not all benefit programs, features and investment options described in this prospectus are available or approved for use in every state.

If Nationwide discovers that the risk it intended to assume in issuing the contract has been altered by any of the following, then Nationwide reserves the right to take any action it deems necessary to mitigate or eliminate the altered risk including, but not limited to, rescinding the contract and returning the Contract Value (less any market value adjustment):

•	Information provided by the contract owner(s) is materially false, misleading, incomplete or otherwise deficient;

•
The contract is being used with other contracts issued by Nationwide to cover a single life (the cumulative total of all purchase payments under the contract on the life of any one Annuitant cannot exceed $1,000,000 without Nationwide's prior consent);

•	When a series of Nationwide contracts with different Annuitants have the same unitary control or ownership;

•	The contract is being used by an institutional investor.

Failure by Nationwide to detect, mitigate or eliminate such altered risk(s) does not act as a waiver of Nationwide's rights and does not stop Nationwide from asserting its rights at any future date.

In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.

In general, deferred variable annuities are long-term investments; they are not intended as short-term investments.  Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership.  It is very important that contract owners and prospective contract owners understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract.  Contract and optional charges may not be the same in later Contract Years as they are in early Contract Years.  The various contract and optional benefit charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.

Following is a discussion of some relevant factors that may be of particular interest to prospective investors.

Distribution, Promotional and Sales Expenses

No commissions are payable on the sale of a contract described in this prospectus.  However, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products.  For more information on the exact compensation arrangement associated with this contract, please consult your registered representative.

Underlying Mutual F und Payments

Nationwide's Relationship with the Underlying Mutual Funds

The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares.  The Variable Account aggregates contract owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily.  The Variable Account (and not the contract owners) is the underlying mutual fund shareholder.  When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public.  Nationwide incurs these expenses instead.

Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing contract owners with Sub-Account options that correspond to the underlying mutual funds.

An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities.  These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.

Types of Payments Nationwide Receives

In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the " payments " ).  The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee.  These payments may be used by us for any corporate purpose, which include reducing the prices of the contracts, paying expenses that Nationwide or its affiliates incur in promoting, marketing, and administering the contracts and the underlying mutual funds, and achieving a profit.

Nationwide or its affiliates receive the following types of payments:

•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;

•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and

•
Payments by an underlying mutual fund's adviser or subadviser (or its affiliates).  Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.

Furthermore, Nationwide benefits from assets invested in Nationwide's affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services.  Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.

Nationwide took into consideration the anticipated payments from the underlying mutual funds when we determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds).  Without these payments, Nationwide would have imposed higher charges under the contract.

Amount of Payments Nationwide Receives

For the year ended December 31, 2009 , the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0. 55% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through this contract or other variable contracts that Nationwide and its affiliates issue.  Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.

Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all.  Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).

For additional information related to amount of payments Nationwide receives, go to www.nationwide.com.

Identification of Underlying Mutual Funds

Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following:  investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses.  Another factor Nationwide considers during the identification process is whether the underlying mutual fund's adviser or subadviser is one of our affiliates or whether the underlying mutual fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates.

There may be underlying mutual funds with lower fees, as well as other variable contracts that offer underlying mutual funds with lower fees.  You should consider all of the fees and charges of the contract in relation to its features and benefits when making your decision to invest.  Please note that higher contract and underlying mutual fund fees and charges have a direct effect on and may lower your investment performance.

Profitability

Nationwide does consider profitability when determining the charges in the contract.  In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher.  Nationwide does, however, anticipate earning a profit in later Contract Years.  In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.

Contract Modification

Nationwide may modify the annuity contracts, but no modification will affect the amount or term of any annuity contract unless a modification is required to conform the annuity contract to applicable federal or state law.  No modification will affect the method by which the Contract Values are determined.

Standard Charges and Deductions

Mortality and Expense Risk Charge

Nationwide deducts a Mortality and Expense Risk Charge from the Variable Account.  This amount is computed on a daily basis and is equal to an annualized rate of 0.35% of the Daily Net Assets of the Variable Account.  Nationwide may realize a profit from this charge.

The Mortality Risk Charge compensates Nationwide for guaranteeing the annuity purchase rates of the contracts.  This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population.  The Mortality Risk Charge also compensates Nationwide for risks assumed in connection with the standard death benefit, but only partially compensates Nationwide in connection with the optional death benefit, for which there is a separate charge.

The Expense Risk Charge compensates Nationwide for guaranteeing that administration charges will not increase regardless of actual expenses.

If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.

Premium Taxes

Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity.  Premium tax rates currently range from 0% to 5%.  This range is subject to change.  Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state.  Premium tax requirements vary from state to state.

Premium taxes may be deducted from death benefit proceeds.

Short-Term Trading Fees

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.

Short-term trading fees are intended to compensate the underlying mutual fund (and contract owners with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies.  Short-term trading fees are not intended to affect the large majority of contract owners not engaged in such strategies.

Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.  Short-term trading fees will only apply to those Sub-Accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus).  Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund's assets.  Contract owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund.  Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

For a complete list of the underlying mutual funds offered under the contract that assess (or reserve the right to assess) a short-term trading fee, please see "Underlying Mutual Fund Annual Expenses" earlier in this prospectus.

If a short-term trading fee is assessed, the underlying mutual fund will charge the Variable Account 1% of the amount determined to be engaged in short-term trading.  The Variable Account will then pass the short-term trading fee on to the specific contract owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that contract owner's Sub-Account value.  All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the Variable Account.

When multiple purchase payments (or exchanges) are made to a Sub-Account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees.  In other words, units held the longest will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees.  Transactions that are not subject to short-term trading fees include:

•	scheduled and systematic transfers, such as Dollar Cost Averaging, Asset Rebalancing, and Systematic Withdrawals;

•	contract surrenders;

•	transfers made upon annuitization of the contract;

•	surrenders of Annuity Units to make annuity payments; or

•	surrenders of Accumulation Units to pay a death benefit.

New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts.  These new share classes may require the assessment of short-term trading or redemption fees.  When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.

Optional Contract Benefit

For an additional charge, the following optional benefit is available to contract owners.  The optional benefit may not be available in every state.  Unless otherwise indicated:

•	the optional benefit must be elected at the time of application;

•	the optional benefit, once elected, may not be terminated; and

•	the charge associated with the optional benefit will be assessed until annuitization.

Death Benefit Option

The following death benefit option is available with the contracts.  The optional death benefit is only available for contracts where the Annuitant or contingent annuitant is age 80 or younger at the time of application.  If the contract owner chooses the One-Year Enhanced Death Benefit Option, Nationwide will deduct an additional charge at an annualized rate of 0.20% of the Daily Net Assets of the Variable Account.  Nationwide may realize a profit from the charge assessed for this option.

One-Year Enhanced Death Benefit Option

If the Annuitant dies before the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the One-Year Enhanced Death Benefit will be the greatest of:

1)	the Contract Value;

2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

3)
the highest Contract Value on any contract anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

If the Annuitant dies before the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the One-Year Enhanced Death Benefit will be determined using the following formula:

(A x F) + B(1 - F), where

A = the greatest of:

a)	the Contract Value;

b)	the total of all purchase payments, less an adjustment for amounts surrendered; or

c)
the highest Contract Value on any contract anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (b) and (c) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s);

B = the Contract Value; and

F = the ratio of $3,000,000 to the total of all purchase payments made to the contract.

The One-Year Enhanced Death Benefit Option has a Spousal Protection Feature – there is no additional charge for this feature.  The Spousal Protection Feature allows the surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.

A second death benefit will be paid upon the death of the surviving spouse.  The Spousal Protection Feature is available only for contracts issued as Non-Qualified Contracts, IRAs and Roth IRAs, provided the following conditions are satisfied:

1)
One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the contract owner.  For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the contract owner;

2)	The spouses must be co-annuitants;

3)	Both co-annuitants must be age 80 or younger at the time of issue;

4)	The spouses must each be named as beneficiaries;

5)	No person other than a spouse may be named as contract owner, Annuitant or primary beneficiary;

6)
If both spouses are alive upon annuitization, the contract owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the contract owner);

7)
If a co-annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole contract owner.  If the chosen death benefit is higher than the Contract Value at the time of death, the Contract Value will be adjusted to equal the applicable death benefit amount.  The surviving spouse may then name a new beneficiary but may not name another co-annuitant; and

8)
If a co-annuitant is added at any time after the election of the optional death benefit rider, a copy of the certificate of marriage must be provided to the home office.  In addition, the date of marriage must be after the election of the death benefit option.

If the marriage terminates due to the death of a spouse, divorce, dissolution, or annulment, the surviving spouse may not elect the Spousal Protection Feature to cover a subsequent spouse.

Contract Ownership

The contract owner has all rights under the contract.  Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the Annuitization Date.  Any change of contract owner automatically revokes any prior contract owner designation.  Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

Contract owners of IRAs, Investment-only Contracts, Roth IRAs, SEP IRAs, Simple IRAs or Tax Sheltered Annuities cannot transfer ownership or name someone other than themselves as the Annuitant.

A change in contract ownership must be submitted in writing and recorded at Nationwide's home office.  Any request to change the contract owner may require a signature guarantee and must be signed by the contract owner and the person designated as the new contract owner.

The contract owner may also request a change in the joint owner, contingent owner, Annuitant, contingent annuitant, beneficiary, or contingent beneficiary before the Annuitization Date.  These changes must be:

•	on a Nationwide form;

•	signed by the contract owner; and

•	received at Nationwide's home office before the Annuitization Date.

The contract owner must submit the request to Nationwide in writing and Nationwide must receive the request at its home office before the Annuitization Date.  No change will be effective unless and until it is received and recorded at Nationwide's home office.  Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed.  However, the change will not affect any payments made or actions taken by Nationwide before it was recorded.

Nationwide may reject changes to the parties named in the contract if the risk originally assumed by Nationwide in issuing the contract is materially altered.  The risk originally assumed by Nationwide may have been materially altered if: information provided by the contract owner is materially false, misleading or incomplete; if the result of the change is to transfer rights or benefits to an institutional investor; the change results in the same owner attempting to use a series of Nationwide contracts and name different Annuitants; or when the change results in the contract being used along with other Nationwide contracts to cover a single life.  Should Nationwide discover that the changes are being used for such purposes, Nationwide may rescind the contract and return the Contract Value, less any market value adjustment.

Nationwide must review and approve any change requests.  In addition, any change to the Annuitant or contingent annuitant is subject to underwriting by Nationwide.  If the contract owner is not a natural person (e.g. a trust or corporation) and there is a change of the Annuitant, distributions will be made as if the contract owner died at the time of the change (regardless of whether a contingent annuitant is also named).

On the Annuitization Date, the Annuitant will become the contract owner, unless the contract owner is a Charitable Remainder Trust.

Joint Ownership

Joint owners each own an undivided interest in the contract.

Contract owners can name a joint owner at any time before annuitization subject to the following conditions:

•	joint owners can only be named for Non-Qualified Contracts;

•	joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;

•	the exercise of any ownership right in the contract will generally require a written request signed by both joint owners;

•	Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner; and

•	an election in writing signed by both contract owners must be made to authorize Nationwide to allow the exercise of ownership rights independently by either joint owner.

Contingent Ownership

The contingent owner is entitled to certain benefits under the contract, if a contract owner who is not the Annuitant dies before the Annuitization Date, and there is no surviving joint owner.

Contingent owners can only be named for Non-Qualified contracts.

The contract owner may name or change a contingent owner at any time before the Annuitization Date.  To change the contingent owner, a written request must be submitted to Nationwide.  Once Nationwide has recorded the change, it will be effective as of the date it was signed, whether or not the contract owner was living at the time it was recorded.  The change will not affect any action taken by Nationwide before the change was recorded.

Annuitant

The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends.  This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.  The Annuitant may be changed before the Annuitization Date with Nationwide's consent.

Contingent Annuitant

If the Annuitant dies before the Annuitization Date, the contingent annuitant becomes the Annuitant.  All sections of the annuity contract that are based upon the death of the Annuitant prior to the Annuitization Date will be based upon the death of the last to survive between the Annuitant and contingent annuitant.  This person must be age 80 or younger at the time of the contract issuance, unless Nationwide approves a request for a contingent annuitant of greater age.  Contingent annuitants can only be named for Non-Qualified contracts.

Beneficiary and Contingent Beneficiary

The beneficiary is the person who is entitled to the death benefit if the Annuitant dies before the Annuitization Date and there is no joint owner and/or contingent annuitant.  The contract owner can name more than one beneficiary.  Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

The contract owner may change the beneficiary or contingent beneficiary during the Annuitant's lifetime by submitting a written request to Nationwide.  Once recorded, the change will be effective as of the date it was signed, whether or not the Annuitant was living at the time it was recorded.  The change will not affect any action taken by Nationwide before the change was recorded.

Operation of the Contract

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment	Minimum Subsequent Payments
Charitable Remainder Trust	$25,000	$1,000*
IRA	$25,000	$1,000*
Investment-only	$25,000	$1,000*
Non-Qualified	$25,000	$1,000*
Roth IRA	$25,000	$1,000*
SEP IRA	$25,000	$1,000*
Simple IRA	$25,000	$1,000*
Tax Sheltered Annuity**	$25,000	$1,000*

* For subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $150.

** Only available for individual 403(b) Tax Sheltered Annuity contracts subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

Nationwide prohibits subsequent purchase payments made after death of the contract owner(s), the Annuitant or co-annuitant. If upon notification of death of the contract owner(s), the Annuitant or co-annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment subject to investment performance.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract.  The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

Pricing

Initial purchase payments allocated to Sub-Accounts will be priced at the Accumulation Unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete.  If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it.  If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay.  The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available Accumulation Unit value after the payment is received. If a subsequent purchase payment is received at Nationwide's home office (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following valuation day.

Except on the days listed below and on weekends, purchase payments, transfers and surrenders are priced every day.  Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

•New Year's Day	• Independence Day
•Martin Luther King, Jr. Day	• Labor Day
•Presidents' Day	• Thanksgiving
•Good Friday	• Christmas
•Memorial Day

Nationwide also will not price purchase payments if:

1)	trading on the New York Stock Exchange is restricted;

2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or

3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist.  If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and contract owners will not have access to their accounts.

Allocation of Purchase Payments

Nationwide allocates purchase payments to Sub-Accounts and/or Guaranteed Term Options as instructed by the contract owner.  Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.  Contract owners can change allocations or make exchanges among the Sub-Accounts or Guaranteed Term Options.  However, no change may be made that would result in an amount less than 1% of the purchase payment being allocated to any Sub-Account.  Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Determining the Contract Value

The Contract Value is the sum of:

1)	the value of amounts allocated to the Sub-Accounts of the Variable Account; and

2)	amounts allocated to a Guaranteed Term Option.

If part or all of the Contract Value is surrendered, or charges are assessed against the Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account and the Guaranteed Term Options based on current cash values.

Determining Variable Account Value – Valuing an Accumulation Unit

Purchase payments or transfers allocated to the underlying mutual funds are accounted for in Accumulation Units.  Accumulation Unit values (for each Sub-Account) are determined by calculating the net investment factor for the underlying mutual fund for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.  For each Sub-Account,

the net investment factor shows the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.

The net investment factor for any particular Sub-Account is determined by dividing (1) by (2), and then subtracting (3) from the result, where:

1)	is the sum of:

a)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and

b)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period); and

2)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period; and

3)
is a factor representing the daily total V ariable Account charges.  The factor is equal to an annualized rate of 0.35% of the Daily Net Assets of the Variable Account (0.55% if the contract owner elected the optional death benefit).

Based on the net investment factor, the value of an Accumulation Unit may increase or decrease.  Changes in the net investment factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.

Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.

Determining the Guaranteed Term Option Value

Nationwide determines the value of a Guaranteed Term Option by:

1)	adding all amounts allocated to any Guaranteed Term Option, minus amounts previously transferred or withdrawn (which may be subject to a market value adjustment); and

2)	adding any interest earned on the amounts allocated to any Guaranteed Term Option; and

3)	subtracting charges deducted in accordance with the contract.

Transfers Prior to Annuitization

Transfers from a Guaranteed Term Option

Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.

Transfers Among the Sub-Accounts

A contract owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.

Transfers After Annuitization

After annuitization, transfers may only be made on the anniversary of the Annuitization Date.  Guaranteed Term Options are not available after annuitization.

Transfer Requests

Contract owners may submit transfer requests in writing, over the telephone, or via the internet.  Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine.  Nationwide may restrict or withdraw the telephone and/or internet transfer privilege at any time.

Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received.  However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next business day after the exchange request is received by Nationwide (see "Managers of Multiple Contracts").

Transfer Restrictions

Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading").  A contract owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer underlying mutual funds that are designed specifically to support active trading strategies.

Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract.  Short-term trading can result in:

•	the dilution of the value of the investors' interests in the underlying mutual fund;

•
underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

•	increased administrative costs due to frequent purchases and redemptions.

To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies.  Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.

U.S. Mail Restrictions

Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices.  Transaction reports are produced and examined.  Generally, a contract may appear on these reports if the contract owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period.  A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period).  For example, if a contract owner executes multiple transfers involving 10 underlying mutual funds in one day, this counts as one transfer event.  A single transfer occurring on a given trading day and involving only 2 underlying mutual funds (or one underlying mutual fund if the transfer is made from a Guaranteed Term Option) will also count as one transfer event.

As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted.

In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
6 or more transfer events in one calendar quarter
Nationwide will mail a letter to the contract owner notifying them that:
1)they have been identified as engaging in harmful trading practices; and
2)if their transfer events exceed 11 in 2 consecutive calendar quarters or 20 in one calendar year, the contract owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in 2 consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the contract owner to submitting transfer requests via U.S. mail on a Nationwide issued form.

Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1.  See, however, the "Other Restrictions" provision below.

Managers of Multiple Contracts

Some investment advisers/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple contract owners.  These multi-contract advisers will generally be required by Nationwide to submit all transfer requests via U.S. mail.

Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisers, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail.  The one-day delay option permits multi-contract advisers to continue to submit transfer requests via the internet or telephone.  However, transfer requests submitted by multi-contract advisers via the internet or telephone will not receive the next available Accumulation Unit value.  Rather, they will receive the Accumulation Unit value that is calculated on the following business day.  Transfer requests submitted under the one-day delay program are irrevocable.  Multi-contract advisers will receive advance notice of being subject to the one-day delay program.

Other Restrictions

Contract owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request.  Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form.  In the event that a contract owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. Mail and will be required to resubmit their transfer request on a Nationwide issued form.

Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect contract owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some contract owners (or third parties acting on their behalf).  In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.

Underlying Mutual Fund Restrictions and Prohibitions

Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:

1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Nationwide contract owner;

2)	request the amounts and dates of any purchase, redemption, transfer or exchange request ( " transaction information " ); and

3)
instruct Nationwide to restrict or prohibit further purchases or exchanges by contract owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).

Nationwide is required to provide such transaction information to the underlying mutual funds upon their request.  In addition, Nationwide is required to restrict or prohibit further purchases or exchange requests upon instruction from the underlying mutual fund.  Nationwide and any affected contract owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or exchange requests.  If an underlying mutual fund refuses to accept a purchase or exchange request submitted by Nationwide, Nationwide will keep any affected contract owner in their current underlying mutual fund allocation.

Any restrictions that Nationwide implements will be applied consistently and uniformly.

Right to Examine and Cancel

If the contract owner elects to cancel the contract, he/she may return it to Nationwide's home office within a certain period of time known as the " free look " period.  Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer.  For ease of administration, Nationwide will honor any free look cancellation that is received at Nationwide's home office or postmarked within 30 days after the contract issue date.  For contracts issued in the State of California, Nationwide will honor any free look cancellation that is received at Nationwide's home office or postmarked within 35 days after the contract issue date.  The contract issue date is the date the initial purchase payment is applied to the contract.

If the contract owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any applicable federal and state income tax withholding.  Otherwise, Nationwide will return the Contract Value, less any applicable federal and state income tax withholding.

Where state law requires the return of purchase payments upon cancellation of the contract during the free look period, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.  After the free look period, Nationwide will reallocate the Contract Value among the Sub-Accounts based on the instructions contained on the application.  Where state law requires the return of Contract Value upon cancellation of the contract during the free look period, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.

Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation.  Any additional amounts refunded to the contract owner will be paid by Nationwide.

Surrender (Redemption) Prior to Annuitization

Contract owners may surrender some or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant's death.  Surrender requests must be in writing and Nationwide may require additional information.  When taking a full surrender, the contract must accompany the written request.  Nationwide may require a signature guarantee.

Nationwide will pay any amounts surrendered from the Sub-Accounts within 7 days.  However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer (see "Pricing").

Surrenders from the contract may be subject to federal income tax and/or a penalty tax.  See "Federal Income Taxes" in Appendix C.

Partial Surrenders (Partial Redemptions)

Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Guaranteed Term Options.  The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

Partial Surrenders to Pay Investment Advisory Fees

Some contract owners utilize an investment adviser(s) to manage their assets, for which the investment adviser assesses a fee.  Investment advisers are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications.  The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus.  Some contract owners authorize their investment adviser to take a partial surrender(s) from the contract in order to collect investment advisory fees.  Surrenders taken from this contract to pay advisory or investment management fees may be subject to income tax and/or tax penalties.

Full Surrenders (Full Redemptions)

The Contract Value upon full surrender may be more or less than the total of all purchase payments made to the contract.  The Contract Value will reflect:

•	Variable Account charges;

•	underlying mutual fund charges;

•	the investment performance of the underlying mutual funds; and

•	any amounts allocated to the Guaranteed Term Options plus or minus any market value adjustment.

Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

•	the participant dies;

•	the participants retires;

•	the participant terminates employment due to total disability; or

•	the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment.  All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met.  However, Contract Value may be transferred to other carriers.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940.  Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

Surrenders Under a Qualified Plan or Tax Sheltered Annuity

Contract owners of a Qualified Plan or a Tax Sheltered Annuity may surrender part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant's death, except as provided below:

1)
Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

a)	when the contract owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or

b)
in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.

2)	The surrender limitations described in Section A also apply to:

a)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

b)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

c)	all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

3)
Any distribution other than the above, including a ten day free look cancellation of the contract (when available) may result in taxes, penalties and/or retroactive disqualification of a Qualified Contract or Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions.  These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

When the contract is issued to fund a Qualified Plan, plan terms and the Internal Revenue Code may modify these surrender provisions.

Assignment

Contract rights are personal to the contract owner and may not be assigned without Nationwide's written consent.

A Non-Qualified Contract owner may assign some or all rights under the contract.  An assignment must occur before annuitization while the Annuitant is alive.  Assignments are not recognized by Nationwide until received and recorded by our home office.  Nationwide may reject or not recognize assignments designed to alter the character of the risk Nationwide originally assumed in issuing the contract.  Once proper notice of assignment is recorded, the assignment will become effective.

Investment-only Contracts, IRAs, SEP IRAs, Simple IRAs, Roth IRAs, and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment.  Nationwide is not liable for any payment or settlement made before the assignment is recorded.  Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.  Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Contract Owner Services

Asset Rebalancing

Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis.  Each Asset Rebalancing reallocation is considered a transfer event.  Asset Rebalancing is not available for assets held in the Guaranteed Term Options.  Requests for Asset Rebalancing must be on a Nationwide form.  Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the contract owner; manual transfers will not automatically terminate the program.

Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide.  If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day.

Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan.  Contract owners should consult a financial adviser to discuss the use of Asset Rebalancing.

Nationwide reserves the right to stop establishing new Asset Rebalancing programs.  Nationwide also reserves the right to assess a processing fee for this service.

Dollar Cost Averaging

Dollar Cost Averaging is a long-term transfer program that allows you to make regular, level investments over time.  It involves the automatic transfer of a specified amount from certain Sub-Accounts into other Sub-Accounts.  Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.

Transfers may occur monthly or on another frequency if permitted by Nationwide.  Dollar Cost Averaging Transfers are not considered transfer events.  Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide to stop the transfers.

Contract owners direct Nationwide to automatically transfer specified amounts from the:

Federated Insurance Series
•	Federated Quality Bond Fund II: Primary Shares

Fidelity Variable Insurance Products Fund
•	VIP Investment Grade Bond Portfolio: Service Class
•	VIP Money Market Portfolio: Service Class 2

Franklin Templeton Variable Insurance Products Trust
•	Franklin U.S. Government Fund: Class 2

Neuberger Berman Advisers Management Trust
•	AMT Short Duration Bond Portfolio: I Class

PIMCO Variable Insurance Trust
•	Low Duration Portfolio: Administrative Class
•	Total Return Portfolio: Administrative Class

to any other underlying mutual fund.  Dollar Cost Averaging transfers may not be directed to Guaranteed Term Options.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.  Nationwide also reserves the right to assess a processing fee for this service.

Systematic Withdrawals

Systematic Withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis.  Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be in writing.

The withdrawals will be taken from the Sub-Accounts proportionately unless Nationwide is instructed otherwise.  Systematic Withdrawals are not available from the Guaranteed Term Options.

Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the contract owner.  The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59½ unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

Nationwide reserves the right to stop establishing new Systematic Withdrawal programs.  Nationwide also reserves the right to assess a processing fee for this service.  Systematic Withdrawals are not available before the end of the ten day free look period (see "Right to Examine and Cancel").

Annuity Commencement Date

The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. The contract owner may change the Annuity Commencement Date before annuitization.  This change must be in writing and approved by Nationwide.  The change will become effective as of the date signed, but will not apply to any payment made or action taken by Nationwide before it is recorded at Nationwide's home office.

Annuitizing the Contract

Annuitization Date

The Annuitization Date is the date that annuity payments begin.  Annuity payments will not begin until the contract owner affirmatively elects to begin annuity payments.  The Annuitization Date will be the first day of a calendar month unless otherwise agreed.  The Annuitization Date must be at least 2 years after the contract is issued, but may not be later than either:

•	the age (or date) specified in your contract; or

•	the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide's approval.

The Internal Revenue Code may require that distributions be made prior to the Annuitization Dates specified above (see "Required Distributions" in Appendix C).

Annuitization

Annuitization is the period during which annuity payments are received.  It is irrevocable once payments have begun.  Upon arrival of the Annuitization Date, the Annuitant must choose:

1)	an annuity payment option; and

2)	either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization.  Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

For contracts with total purchase payments in excess of $2,000,000, Nationwide will limit the amount that may be annuitized on any single life to $5,000,000.  If the amount to be annuitized exceeds $5,000,000, Nationwide will allow additional individuals to be named as Annuitants (for annuitization purposes only).

Nationwide reserves the right to refuse purchase payments in excess of $1,000,000 (see " Synopsis of the Contracts " ).

If you do not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply to your contract.  If you are permitted to submit purchase payments in excess of $1,000,000, additional restrictions apply, as follows.

Fixed Payment Annuity

A fixed payment annuity is an annuity where the amount of the annuity payments remains level.

The first payment under a fixed payment annuity is determined on the Annuitization Date based on the Annuitant's age (in accordance with the contract) by:

1)	deducting applicable premium taxes from the total Contract Value; then

2)	applying the Contract Value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

Variable Payment Annuity

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.  The underlying mutual funds available during annuitization are those underlying mutual funds shown in the Appendix A.

The first payment under a variable payment annuity is determined on the Annuitization Date based on the Annuitant's age (in accordance with the contract) by:

1)	deducting applicable premium taxes from the total Contract Value; then

2)	applying the Contract Value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of Annuity Units that will represent each monthly payment.  This is done by dividing the dollar amount of the first payment by the value of an Annuity Unit as of the Annuitization Date.  This number of Annuity Units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of Annuity Units by the Annuity Unit value for the Valuation Period in which the payment is due.  The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds.  Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Value of an Annuity Unit

Annuity unit values for Sub-Accounts are determined by:

1)	multiplying the annuity unit value for the immediately preceding Valuation Period by the net investment factor for the subsequent Valuation Period (see "Determining the Contract Value"); and then

2)	multiplying the result from (1) by an interest factor to neutralize the assumed investment rate of 3.5% per year built into the purchase rate basis for variable payment annuities.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity.  Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity.  An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments.  Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

Exchanges among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be requested in writing.  Exchanges will occur on each anniversary of the Annuitization Date.

Frequency and Amount of Annuity Payments

Payments are made based on the annuity payment option selected, unless:

•	the amount to be distributed is less than $2,000, in which case Nationwide may make one lump sum payment of the Contract Value; or

•
an annuity payment would be less than $ 100 , in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $ 100 .  Payments will be made at least annually.

Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

Annuity Payment Options

Contract owners must elect an annuity payment option before the Annuitization Date.   If the Annuitant does not elect an annuity payment option, a variable payment life annuity with a guarantee period of 240 months will be assumed as the automatic form of payment upon annuitization.  Once elected or assumed, the annuity payment option may not be changed. However, the annuity payment option is limited if total purchase payments are greater than $2,000,000.

Not all of the annuity payment options may be available in all states.  Options available may be limited based on the age of the Annuitant and the age of any designated second individual upon whose life any payments may depend.  Contract owners may request other options before the Annuitization Date.  These options are subject to Nationwide's approval.

No distribution for Non-Qualified Contracts will be made until an annuity payment option has been elected.  IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

Annuity Payment Options if Total Purchase Payments are $2,000,000 or Less:

1)
Life Annuity - An annuity payable periodically, but at least annually, for the lifetime of the Annuitant.  Payments will end upon the Annuitant's death.  For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment.  The Annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

2)
Joint and Survivor Annuity - An annuity payable periodically, but at least annually, during the joint lifetimes of the Annuitant and a designated second individual.  If one of these parties dies, payments will continue for the lifetime of the survivor.  As is the case under option 1, there is no guaranteed number of payments.  Payments end upon the death of the last surviving party, regardless of the number of payments received.

3)
Life Annuity with 120 or 240 Monthly Payments Guaranteed - An annuity payable monthly during the lifetime of the Annuitant.  If the Annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the Annuitant at the time the annuity payment option was elected.  If the Annuitant fails to elect such a designee, payments will be made to the beneficiary.

Annuity Payment Option if Total Purchase Payments are Greater Than $2,000,000:

If the total of all purchase payments made to the contract is greater than $2,000,000, the only available annuity payment option is the longer of:

•	a fixed life annuity with a 20 year term certain; or

•	a fixed life annuity with a term certain to age 95.

If the Annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the Annuitant.  If the Annuitant fails to elect such a designee, payments will be made to the beneficiary.

Annuitization of Amounts Greater than $5,000,000

Additionally, we may limit the amount that may be annuitized on a single life to $5,000,000.  If the total amount to be annuitized is greater than $5,000,000, the contract owner must:

1)	reduce the amount to be annuitized to $5,000,000 or less by taking a partial surrender from the contract;

2)	reduce the amount to be annuitized to $5,000,000 or less by exchanging the portion of the Contract Value in excess of $5,000,000 to another annuity contract; or

3)	annuitize the portion of the Contract Value in excess of $5,000,000 under an annuity payment option with a term certain, if available.

Death Benefits

Death of Contract Owner - Non-Qualified Contracts

If a contract owner (including a joint owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving joint owner becomes the contract owner.  If no joint owner is named, the contingent owner becomes the contract owner.  If no contingent owner is named, the last surviving contract owner's estate becomes the contract owner.

If the contract owner and Annuitant are the same, and the contract owner/Annuitant dies before the Annuitization Date, the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.

Distributions under Non-Qualified Contracts will be made pursuant to the "Required Distributions for Non-Qualified Contracts" provision in Appendix C.

Death of Annuitant - Non-Qualified Contracts

If the Annuitant who is not a contract owner dies before the Annuitization Date, a death benefit is payable to the beneficiary unless a contingent annuitant is named.  If a contingent annuitant is named, the contingent annuitant becomes the Annuitant and no death benefit is payable.

If no beneficiary survives the Annuitant, the contingent beneficiary receives the death benefit.  Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiary(ies) or contingent beneficiary(ies) survive the Annuitant, the contract owner or the last surviving contract owner's estate will receive the death benefit.

If the contract owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust.  Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death of Contract Owner/Annuitant

If a contract owner who is also the Annuitant dies before the Annuitization Date, a death benefit is payable according to the "Death of Annuitant – Non-Qualified Contracts" provision.

A joint owner will receive a death benefit if a contract owner/Annuitant dies before the Annuitization Date.

If the contract owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.

How the Death Benefit Value is Determined

The beneficiary may elect to receive the death benefit:

1)	in a lump sum;

2)	as an annuity; or

3)	in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the Annuitant's death.  If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum.

The death benefit value is determined as of the date Nationwide receives:

1)	proper proof of the Annuitant's death;

2)	an election specifying the distribution method; and

3)	any state required form(s).

Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.  If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary is paid.

Death Benefit Payment

At the time of application, the contract owner selects either the standard death benefit or the optional death benefit (for an additional charge).  The optional death benefit is only available for contracts where the Annuitant or contingent annuitant is age 80 or younger at the time of application.  The optional death benefit may not be available in all states.  If no selection is made at the time of application, the death benefit will be the standard death benefit.

If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with instructions for payment of death benefit proceeds.    After the first beneficiary provides these instructions, the variable portion of the Contract Value for all beneficiaries will be allocated to the available money market Sub-Account until instructions are received from the beneficiary(ies) to allocate their Contract Value in another manner.   Any Contract Value allocated to a Guaranteed Term Option will remain invested and will not be allocated to the available money market Sub-Account.

Standard Death Benefit

If the Annuitant dies prior to the Annuitization Date, the standard death benefit will be equal to the Contract Value.

One-Year Enhanced Death Benefit

If the Annuitant prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the One-Year Enhanced Death Benefit will be the greatest of:

1)	the Contract Value;

2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

3)
the highest Contract Value on any contract anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the One-Year Enhanced Death Benefit will be determined using the following formula:

(A x F) + B(1 - F), where

A = the greatest of:

a)	the Contract Value;

b)	the total of all purchase payments, less an adjustment for amounts surrendered; or

c)
the highest Contract Value on any contract anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (b) and (c) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s);

B = the Contract Value; and

F = the ratio of $3,000,000 to the total of all purchase payments made to the contract.

Statements and Reports

Nationwide will mail contract owners statements and reports.  Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

•	statements showing the contract's quarterly activity;

•
confirmation statements showing transactions that affect the contract's value.  Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs).  Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and

•	semi-annual and annual reports of allocated underlying mutual funds.

Contract owners can receive information from Nationwide faster and reduce the amount of mail they receive by signing up for Nationwide's eDelivery program.  Nationwide will notify contract owners by email when important documents (statements, prospectuses and other documents) are ready for a contract owner to view, print, or download from Nationwide's secure server. To choose this option, go to www.nationwide.com/login.

Contract owners should review statements and confirmations carefully.  All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract.  Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS

When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple contract owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the contract owner(s).  Household delivery will continue for the life of the contracts.  Please call 1-866-223-0303 to resume regular delivery.  Please allow 30 days for regular delivery to resume.

Legal Proceedings

Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996.  NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base.  NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business.  It is often not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty.  Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs ' claims for liability or damages.  In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period.  In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available.  The Company does not believe, based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on the Company ' s consolidated financial position.  However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on the Company ' s consolidated financial position or results of operations in a particular period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices.  A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than the Company.

The financial services industry, including mutual fund, variable annuity, retirement plan, life insurance and distribution companies, has also been the subject of increasing scrutiny on a broad range of issues by regulators, legislators and the media over the past few years.  Numerous regulatory agencies, including the SEC, the Financial Industry Regulatory Authority and the New York State Attorney General, have commenced industry-wide investigations on such issues as late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues.  The Company has responded to information requests and/or subpoenas from the SEC in 2003 and the New York State Attorney General in 2005 in connection with investigations regarding market timing in certain mutual funds offered in insurance products sponsored by the Company.  The Company is not aware of any further action on these matters.

In addition, state and federal regulators and other governmental bodies have commenced investigations, proceedings or inquiries relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer.  Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, funding agreements issued to back MTN programs, recordkeeping and retention compliance by broker-dealers, and supervision of former registered representatives.  Related investigations, proceedings or inquiries may be commenced in the future.  The Company and/or its affiliates have been contacted by, self reported or received subpoenas from state and federal regulatory agencies and other governmental bodies, state securities law regulators and state attorneys general for information relating to certain of these investigations, including those relating to compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, and funding agreements backing the MTN program.  The Company is cooperating with regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC ' s operations.

A promotional and marketing arrangement associated with the Company ' s offering of a retirement plan product and related services in Alabama is under investigation by the Alabama Attorney General, which assumed the investigation from the Alabama Securities Commission.  The Company currently expects that any damages paid to settle this matter will not have a material adverse impact on its consolidated financial position.  It is not possible to predict what effect, if any, the outcome of this investigation may have on the Company's retirement plan operations with respect to promotional and marketing arrangements in general in the future.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including mutual fund, retirement plan, life insurance and annuity companies.  These proceedings also could affect the outcome of one or more of the Company ' s litigation matters.  There can be no assurance that any litigation or regulatory actions will not have a material adverse effect on the Company ' s consolidated financial position or results of operations in the future.

On September 10, 2009, NRS was named in a lawsuit filed in the Circuit Court for Montgomery County, Alabama entitled Twanna Brown, Individually and on behalf of all other persons in Alabama who are similarly situated, v. Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc., Edwin "Mac" McArthur, Steve Walkley, Glenn Parker, Ulysses Lavender, Diana McLain, Randy Hebson, and Robert Wagstaff; and Unknown Defendants A-Z .  On January 22, 2010, Brown filed an Amended Complaint alleging in Count One, that all the defendants were involved in a civil conspiracy and seeks to recover actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Two, although NRS is not named, it is alleged that the remaining defendants breached their fiduciary duties and seeks actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Three, although NRS is not named, the plaintiff seeks declaratory relief that the individual defendants breached their fiduciary duties, seeks injunctive relief permanently removing said defendants from their respective offices in the Alabama State Employees Association (ASEA) and PEBCO and costs and attorneys fees. In Count Four, it alleges that any money Nationwide paid belonged exclusively to ASEA for the use and benefit of its membership at large and not for the personal benefit of the individual defendants.  Plaintiff seeks to recover actual damages from the individual defendants, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. On February 5, 2010, the Company filed a motion to dismiss, or in the alternative, a motion to stay the amended complaint.  On February 9, 2010, the individual defendants filed a motion to dismiss the amended complaint.  On December 13, 2009, the plaintiff filed a motion to consolidate this case with Nationwide Retirement Solutions, Inc. v. Alabama State Personnel Board, PEBCO, Inc. and Alabama State Employees Association . The Company continues to defend this case vigorously.

On November 20, 2007, NRS and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z . On December 2, 2008, NRS and NLIC were named in an Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin, Steven E. Coker, Sandra H. Turner, and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc, Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the ASEA Plan, excluding members of the Deferred Compensation Committee, members of the Board of Control, ASEA's directors, officers and board members, and PEBCO directors, officers and board members. The class period is from November 20, 2001 to the date of trial.  In the amended class action complaint, the plaintiffs allege breach of fiduciary duty, wantonness and breach of contract.  The amended class action complaint seeks a declaratory judgment, an injunction, an appointment of an independent fiduciary to protect Plan participants, disgorgement of amounts paid, reformation of Plan documents, compensatory damages and punitive damages, plus interest, attorneys' fees and costs and such other equitable and legal relief to which plaintiffs and class members may be entitled.  Also, on December 2, 2008, the plaintiffs filed a motion for preliminary injunction seeking an order requiring periodic payments made by NRS and/or NLIC to ASEA or PEBCO to be held in a trust account for the benefit of Plan participants.  On December 16, 2008, the Companies filed their Answer. On April 28, 2009, the court entered an order denying the plaintiffs ' motion for preliminary injunction.  NRS and NLIC continue to defend this case vigorously.

On July 11, 2007, NLIC was named in a lawsuit filed in the United States District Court for the Western District of Washington at Tacoma entitled Jerre Daniels-Hall and David Hamblen, Individually and on behalf of All Others Similarly Situated v. National Education Association, NEA Member Benefits Corporation, Nationwide Life Insurance Company, Security Benefit Life Insurance Company, Security Benefit Group, Inc., Security Distributors, Inc., et. al .  The plaintiffs seek to represent a class of all current or former National Education Association (NEA) members who participated in the NEA Valuebuilder 403(b) program at any time between January 1, 1991 and the present (and their heirs and/or beneficiaries).  The plaintiffs allege that the defendants violated the Employee Retirement Income Security Act of 1974, as amended (ERISA) by failing to prudently and loyally manage plan assets, by failing to provide complete and accurate information, by engaging in prohibited transactions, and by breaching their fiduciary duties when they failed to prevent other fiduciaries from breaching their fiduciary duties.  The complaint seeks to have the defendants restore all losses to the plan, restoration of plan assets and profits to participants, disgorgement of endorsement fees, disgorgement of service fee payments, disgorgement of excessive fees charged to plan participants, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys ' fees.  On May 23, 2008, the Court granted the defendants ' motion to dismiss.  On June 19, 2008, the plaintiffs filed a notice of appeal.  On July 10, 2009, the Court of Appeals heard oral argument.  NLIC continues to defend this lawsuit vigorously.

On November 15, 2006, NFS, NLIC and NRS were named in a lawsuit filed in the United States District Court for the Southern District of Ohio entitled Kevin Beary, Sheriff of Orange County, Florida, In His Official Capacity, Individually and On Behalf of All Others Similarly Situated v. Nationwide Life Insurance Co., Nationwide Retirement Solutions, Inc. and Nationwide Financial Services, Inc .  The plaintiff sought to represent a class of all sponsors of 457(b) deferred compensation plans in the United States that had variable annuity contracts with the defendants at any time during the class period, or in the alternative, all sponsors of 457(b) deferred compensation plans in Florida that had variable annuity contracts with the defendants during the class period.  The class period is from January 1, 1996 until the class notice is provided.  The plaintiff alleged that the defendants breached their fiduciary duties by arranging for and retaining service payments from certain mutual funds.  The complaint sought an accounting, a declaratory judgment, a permanent injunction and disgorgement or restitution of the service fee payments allegedly received by the defendants, including interest.  On January 25, 2007, NFS, NLIC and NRS filed a motion to dismiss.  On September 17, 2007, the Court granted the motion to dismiss.  On October 1, 2007, the plaintiff filed a motion to vacate judgment and for leave to file an amended complaint.  On September 15, 2008, the Court denied the plaintiffs ' motion to vacate judgment and for leave to file an amended complaint.  On February 3, 2010, the Sixth Circuit Court of Appeals affirmed the District Court ' s dismissal of this case.   NFS, NLIC and NRS continue to defend this lawsuit vigorously.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company .  In the plaintiffs' sixth amended complaint, filed November 18, 2009, they amended the list of named plaintiffs and claim to represent a class of qualified retirement plan trustees under ERISA that purchased variable annuities from NLIC.  The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds.  The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys ' fees.  On November 6, 2009, the Court granted the plaintiff ' s motion for class certification and certified a class of "All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participant's had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009".  Also on November 6, 2009, the Court denied plaintiffs' motion to strike NFS and NLIC ' s counterclaim for breach of fiduciary duty against the Trustees, in the event NFS and NLIC are held to be a fiduciary at trial, and granted H. Grady Chandler ' s motion to intervene.  On November 23, 2009, NFS and NLIC filed a rule 23(f) petition asking the Second Circuit Court of Appeals to hear an appeal of the District Court's order granting class certification. On December 2, 2009, NFS and NLIC filed an answer to the 6th Amended Complaint.  On January 29, 2010, the Companies filed a motion for class certification against the four named plaintiffs, as trustees of their respective retirement plans and against the trustees of other ERISA retirement plans who become members of the class certified in this lawsuit, for breach of fiduciary duty to the plans because the trustees approved and accepted the advantages of the allegedly unlawful "revenue sharing" payments.  NFS and NLIC continue to defend this lawsuit vigorously.

The general distributor, NISC, is not engaged in any litigation of any material nature.

To learn more about this product, you should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus.  For a free copy of the SAI and to request other information about this product please call our Service Center at 1-800-848-6331 (TDD 1-800-238-3035) or write to us at Nationwide Life Insurance Company, 5100 Rings Road, RR1-04-F4, Dublin, Ohio 43017-1522.

The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about us and the product.  Information about us and the product (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

Investment Company Act of 1940 Registration File No. 811- 21139

Securities Act of 1933 Registration File No. 333-91890

Appendix A:  Underlying Mutual Funds

Below is a list of the available Sub-Accounts and information about the corresponding underlying mutual funds in which they invest.  The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.  There is no guarantee that the investment objectives will be met.  Please refer to the prospectus for each underlying mutual fund for more detailed information.

Please refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
STTF:	The underlying mutual fund corresponding to this Sub-Account assesses (or reserves the right to assess) a short-term trading fee (see "Short-Term Trading Fees" earlier in the prospectus).
FF:
The underlying mutual fund corresponding to this Sub-Account primarily invests in other mutual funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors in this Sub-Account may incur higher charges than if   the assets were invested in an underlying mutual fund that does not invest in other mutual funds.   Please refer to the prospectus for this underlying mutual fund for more information.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class A
Investment Adviser:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class A
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2005
Investment Adviser:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Real Estate Investment Portfolio: Class A
Investment Adviser:	AllianceBernstein L.P.
Investment Objective:	Total return from long term growth of capital and from income principally through investing in equity securities of companies that are primarily engaged in or related to the real estate industry.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class A
Investment Adviser:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S. inflation.

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2005
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2005
Investment Adviser:	American Century Global Investment Management, Inc.
Investment Objective:	Capital growth.

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III
Investment Adviser:	American Century Global Investment Management, Inc.
Investment Objective:	Capital growth.
Designation: STTF

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2007
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Adviser:	BlackRock Advisors, LLC
Sub-adviser:	BlackRock Investment Management, LLC; BlackRock Asset Management U.K. Limited
Investment Objective:	Seeks high total investment return.

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Mellon Capital Management
Investment Objective:	To match performance of the S&P SmallCap 600 Index®.

Dreyfus Stock Index Fund, Inc.: Initial Shares
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Mellon Capital Management
Investment Objective:	To match performance of the S&P 500.

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Fayez Sarofim & Co.
Investment Objective:	Long-term capital growth consistent with the preservation of capital.

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares (formerly, Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Initial Shares)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2005
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Franklin Portfolio Associates
Investment Objective:	Capital growth.

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
Investment Adviser:	Federated Investment Management Company
Investment Objective:	Current income.

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:
FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Long-term capital appreciation.

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Reasonable income.

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited

Investment Objective:	Capital appreciation.

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:	Fidelity Investments Money Management, Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income.

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Long-term growth of capital.

Fidelity Variable Insurance Products Fund - VIP Money Market Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:
Fidelity Investments Money Management, Inc., Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Research & Analysis Company, Fidelity Management & Research (U.K.) Inc.

Investment Objective:	As high a level of current income as is consistent with preservation of capital and liquidity.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2005
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited

Investment Objective:	Long-term capital growth.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited

Investment Objective:	Long-term capital growth.
Designation: STTF

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2
Investment Adviser:	Franklin Advisory Services, LLC
Investment Objective:	Long-term total return.

Franklin Templeton Variable Insurance Products Trust - Franklin U.S. Government Fund: Class 2
Investment Adviser:	Franklin Advisors, Inc.
Investment Objective:	Seeks income.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 2
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2005
Investment Adviser:	Templeton Asset Management, Ltd.
Investment Objective:	Long-term capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3
Investment Adviser:	Templeton Asset Management, Ltd.
Investment Objective:	Long-term capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2005
Investment Adviser:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3
Investment Adviser:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3
Investment Adviser:	Franklin Advisors, Inc.
Investment Objective:	High current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.

Franklin Templeton Variable Insurance Products Trust - Templeton Growth Securities Fund: Class 2
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2005
Investment Adviser:	Templeton Global Advisors Limited
Sub-adviser:	Templeton Asset Management Ltd.
Investment Objective:	Long-term capital growth.

Invesco - Invesco V.I. Basic Value Fund: Series I (formerly, AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series I Shares)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Invesco Advisors, Inc.
Investment Objective:	Long-term growth of capital.

Invesco - Invesco V.I. Capital Appreciation Fund: Series I (formerly, AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series I Shares)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Invesco Advisors, Inc.
Investment Objective:	Long-term growth of capital.

Invesco - Invesco V.I. Capital Development Fund: Series I (formerly, AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series I Shares)
Investment Adviser:	Invesco Advisors, Inc.
Investment Objective:	Long-term growth of capital.

Invesco - Invesco V.I. Dynamics Fund: Series I (formerly, AIM Variable Insurance Funds - AIM V.I. Dynamics Fund: Series I Shares)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2005
Investment Adviser:	Invesco Advisors, Inc.
Sub-adviser:
Invesco Trimark Investment Management, Inc.; Invesco Global Asset Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Asset Management Deutschland, GmbH; and Invesco Australia Limited

Investment Objective:	Long-term growth of capital.

Invesco - Invesco V.I. Small Cap Equity Fund: Series I (formerly, AIM Variable Insurance Funds - AIM V.I. Small Cap Equity Fund: Series I Shares)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2005
Investment Adviser:	Invesco Advisors, Inc.
Investment Objective:	Long-term growth of capital.

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	High total return over the long run.

Janus Aspen Series - Balanced Portfolio: Service Shares
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term capital growth, consistent with preservation of capital and balanced by current income.

Janus Aspen Series - Forty Portfolio: Service Shares
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

Janus Aspen Series - Overseas Portfolio: Service II Shares
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Designation: STTF

Janus Aspen Series - Overseas Portfolio: Service Shares
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

Legg Mason Partners Variable Equity Trust - Legg Mason ClearBridge Variable Large Cap Growth Portfolio: Class II (formerly, Legg Mason Partners Variable Portfolios I, Inc. - Legg Mason Partners Variable Large Cap Growth Portfolio: Class II)
This investment option is no longer available to receive transfers or new purchase payments effective April 27, 2007
Investment Adviser:	Legg Mason Partners Fund Advisor, LLC
Sub-adviser:	ClearBridge Advisors, LLC
Investment Objective:	Seeks long-term growth of capital.

Legg Mason Partners Variable Equity Trust - Legg Mason ClearBridge Variable Small Cap Growth Portfolio: Class I
Investment Adviser:	Legg Mason Partners Fund Advisor, LLC
Sub-adviser:	ClearBridge Advisors, LLC
Investment Objective:	The fund seeks long-term growth of capital.

Lord Abbett Series Fund, Inc. - Growth and Income Portfolio: Class VC
Investment Adviser:	Lord, Abbett & Co. LLC
Investment Objective:	Long-term growth of capital and income without excessive fluctuations in market value.

Lord Abbett Series Fund, Inc. - Mid-Cap Value Portfolio: Class VC
Investment Adviser:	Lord, Abbett & Co. LLC
Investment Objective:	Capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the market place.

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Adviser:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Adviser:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class
Investment Adviser:	Neuberger Berman Management LLC
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Long-term growth of capital by investing primarily in common stocks of foreign companies.

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class
Investment Adviser:	Neuberger Berman Management LLC
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Capital growth.

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class
Investment Adviser:	Neuberger Berman Management LLC
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Growth of capital.

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class
Investment Adviser:	Neuberger Berman Management LLC
Sub-adviser:	Neuberger Berman Fixed Income LLC
Investment Objective:	Highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class
Investment Adviser:	Neuberger Berman Management LLC
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Long-term capital growth.

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation by investing in securities of well-known, established companies.

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:
Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2005
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:
Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income.

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2007
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High total return which includes growth in the value of its shares as well as current income from equity and debt securities.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class
Investment Adviser:	Pacific Investment Management Company LLC
Investment Objective:
Seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class
Investment Adviser:	Pacific Investment Management Company LLC
Investment Objective:
Seeks maximum total return consistent with preservation of capital and prudent investment management. The portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities ("junk bonds"), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements, rated below investment grade but rated at least Caa by Moody's, or equivalently rated by S&P of Fitch, or, if unrated, determined by PIMCO to be of at comparable quality.

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class
Investment Adviser:	Pacific Investment Management Company LLC
Investment Objective:
Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class
Investment Adviser:	Pacific Investment Management Company LLC
Investment Objective:
Seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objectives by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as option, futures contracts or swap agreements.

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2005
Investment Adviser:	Putnam Investment Management, LLC
Investment Objective:	Capital growth and current income.

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:	Putnam Investment Management, LLC
Sub-adviser:	Putnam Investments Limited and Putnam Advisory Company, LLC
Investment Objective:	Capital appreciation.

Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB
Investment Adviser:	Putnam Investment Management, LLC
Investment Objective:	Capital appreciation.

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2005
Investment Adviser:	Putnam Investment Management, LLC
Investment Objective:	Capital appreciation.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	Long-term capital growth and, secondarily, income.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	Substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2005
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.

Van Kampen Life Investment Trust - Comstock Portfolio: Class I
Investment Adviser:	Van Kampen Asset Management
Investment Objective:	To seek capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.

Van Kampen Life Investment Trust - Growth and Income Portfolio: Class I
Investment Adviser:	Van Kampen Asset Management
Investment Objective:	To seek long-term growth of capital and income.

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund (formerly, Wells Fargo Advantage Funds® Variable Trust - VT Small Cap Growth Fund)
Investment Adviser:	Wells Fargo Funds Management, LLC
Sub-adviser:	Wells Capital Management Incorporated
Investment Objective:	Long-term capital appreciation.

Appendix B:  Condensed Financial Information

The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 0.35%) and contracts with all optional benefits available on December 31, 2009 (the maximum Variable Account charge of 0.55%).  The term "Period" is defined as a complete calendar year, unless otherwise noted.  Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only.  Should the Variable Account charges applicable to your contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your contract, such information can be obtained in the Statement of Additional Information FREE OF CHARGE by:

calling:                      1-800- 848-6331 , TDD 1-800-238-3035
writing:                      Nationwide Life Insurance Company
 5100 Rings Road, RR1-04-F4
 Dublin, Ohio 43017-1522
checking
on-line at:                  www.nationwide.com

Maximum Additional Contract Options Elected (Total 0.35%)
(Variable account charges of 0.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class A - Q/NQ	11.318250	13.627302	20.40%	0	2009
	19.122593	11.318250	-40.81%	0	2008
	18.255726	19.122593	4.75%	0	2007
	15.619602	18.255726	16.88%	0	2006
	14.946913	15.619602	4.50%	0	2005
	13.456958	14.946913	11.07%	0	2004
	10.191620	13.456958	32.04%	0	2003
	10.000000	10.191620	1.92%	0	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class A - Q/NQ	14.402406	19.329351	34.21%	0	2009
	30.872066	14.402406	-53.35%	0	2008
	29.271433	30.872066	5.47%	1,541	2007
	21.688871	29.271433	34.96%	1,553	2006
	18.636577	21.688871	16.38%	1,672	2005
	14.938281	18.636577	24.76%	1,672	2004
	10.384109	14.938281	43.86%	3,409	2003
	10.000000	10.384109	3.84%	0	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Real Estate Investment Portfolio: Class A - Q/NQ	15.944539	20.569468	29.01%	0	2009
	24.877825	15.944539	-35.91%	0	2008
	29.209701	24.877825	-14.83%	0	2007
	21.676240	29.209701	34.75%	0	2006
	19.479055	21.676240	11.28%	912	2005
	14.412582	19.479055	35.15%	797	2004
	10.382958	14.412582	38.81%	0	2003
	10.000000	10.382958	3.83%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class A - Q/NQ	14.068225	20.027092	42.36%	39	2009
	21.913712	14.068225	-35.80%	39	2008
	21.622558	21.913712	1.35%	39	2007
	18.963707	21.622558	14.02%	0	2006
	17.799540	18.963707	6.54%	1,986	2005
	14.972062	17.799540	18.89%	1,724	2004
	10.636000	14.972062	40.77%	0	2003
	10.000000	10.636000	6.36%	0	2002*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	12.164728	13.360407	9.83%	262,461	2009
	12.404520	12.164728	-1.93%	29,982	2008
	11.368938	12.404520	9.11%	124,974	2007
	11.230497	11.368938	1.23%	149,439	2006
	11.096432	11.230497	1.21%	134,683	2005
	10.523889	11.096432	5.44%	65,282	2004
	10.000000	10.523889	5.24%	12,899	2003
	10.000000	10.000000	0.00%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	11.613573	13.667269	17.68%	0	2009
	17.816439	11.613573	-34.82%	0	2008
	17.891378	17.816439	-0.42%	0	2007
	15.333914	17.891378	16.68%	0	2006
	14.706594	15.333914	4.27%	0	2005
	13.061261	14.706594	12.60%	0	2004
	10.132849	13.061261	28.90%	0	2003
	10.000000	10.132849	1.33%	0	2002*

American Century Variable Portfolios, Inc. American Century VP International Fund: Class I - Q/NQ	12.819045	17.087337	33.30%	0	2009

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	5.703642	7.602759	33.30%	26,769	2009

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	9.938177	12.868932	29.49%	39,716	2009
	13.182754	9.938177	-24.61%	43,172	2008
	13.541474	13.182754	-2.65%	818	2007
	11.295924	13.541474	19.88%	0	2006
	10.000000	11.295924	12.96%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	9.258246	12.406866	34.01%	0	2009
	15.876391	9.258246	-41.69%	0	2008
	13.165577	15.876391	20.59%	0	2007
	13.659114	13.165577	-3.61%	0	2006
	13.416427	13.659114	1.81%	2,644	2005
	12.164894	13.416427	10.29%	2,286	2004
	9.774024	12.164894	24.46%	0	2003
	10.000000	9.774024	-2.26%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	12.892381	15.399177	19.44%	527	2009
	17.668682	12.892381	-27.03%	1,409	2008
	18.691477	17.668682	-5.47%	5,141	2007
	15.808242	18.691477	18.24%	3,740	2006
	15.103374	15.808242	4.67%	2,632	2005
	13.256364	15.103374	13.93%	1,179	2004
	10.315649	13.256364	28.51%	0	2003
	10.000000	10.315649	3.16%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I - Q/NQ	8.859039	10.811669	22.04%	363	2009
	17.303814	8.859039	-48.80%	363	2008
	12.423756	17.303814	39.28%	725	2007
	11.437030	12.423756	8.63%	0	2006
	10.000000	11.437030	14.37%	0	2005*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	10.000000	12.149454	21.49%	0	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	14.095643	17.561659	24.59%	16,026	2009
	20.474559	14.095643	-31.16%	200	2008
	20.682234	20.474559	-1.00%	401	2007
	18.140461	20.682234	14.01%	0	2006
	16.976160	18.140461	6.86%	0	2005
	13.976978	16.976160	21.46%	0	2004
	10.180078	13.976978	37.30%	0	2003
	10.000000	10.180078	1.80%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	11.104914	13.980214	25.89%	8,191	2009
	17.728549	11.104914	-37.36%	8,191	2008
	16.902871	17.728549	4.88%	12,552	2007
	14.686065	16.902871	15.09%	5,123	2006
	14.077103	14.686065	4.33%	1,280	2005
	12.767988	14.077103	10.25%	1,286	2004
	9.981671	12.767988	27.91%	0	2003
	10.000000	9.981671	-0.18%	0	2002*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	11.334293	13.842552	22.13%	34,078	2009
	16.145195	11.334293	-29.80%	44,550	2008
	15.123513	16.145195	6.76%	48,763	2007
	13.029609	15.123513	16.07%	90,022	2006
	12.526853	13.029609	4.01%	89,658	2005
	11.967001	12.526853	4.68%	55,070	2004
	9.910929	11.967001	20.75%	8,664	2003
	10.000000	9.910929	-0.89%	0	2002*

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ	8.890624	11.166313	25.60%	0	2009
	14.296135	8.890624	-37.81%	0	2008
	16.130527	14.296135	-11.37%	0	2007
	15.598906	16.130527	3.41%	0	2006
	14.795348	15.598906	5.43%	0	2005
	13.335043	14.795348	10.95%	0	2004
	10.161649	13.335043	31.23%	0	2003
	10.000000	10.161649	1.62%	0	2002*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	11.178566	13.415731	20.01%	0	2009
	12.099625	11.178566	-7.61%	0	2008
	11.522063	12.099625	5.01%	3,068	2007
	11.101268	11.522063	3.79%	2,662	2006
	10.997465	11.101268	0.94%	0	2005
	10.650536	10.997465	3.26%	0	2004
	10.213444	10.650536	4.28%	0	2003
	10.000000	10.213444	2.13%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	12.803703	17.309343	35.19%	65,667	2009
	22.389771	12.803703	-42.81%	33,187	2008
	19.121129	22.389771	17.09%	4,491	2007
	17.195277	19.121129	11.20%	3,357	2006
	14.767576	17.195277	16.44%	0	2005
	12.848559	14.767576	14.94%	0	2004
	10.045506	12.848559	27.90%	0	2003
	10.000000	10.045506	0.46%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	10.748665	13.927739	29.58%	740	2009
	18.825868	10.748665	-42.90%	1,799	2008
	18.628259	18.825868	1.06%	2,333	2007
	15.567604	18.628259	19.66%	1,347	2006
	14.771634	15.567604	5.39%	1,404	2005
	13.308674	14.771634	10.99%	1,584	2004
	10.256045	13.308674	29.76%	0	2003
	10.000000	10.256045	2.56%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	9.924303	12.673275	27.70%	0	2009
	18.874073	9.924303	-47.42%	0	2008
	14.929225	18.874073	26.42%	0	2007
	14.036569	14.929225	6.36%	504	2006
	13.329570	14.036569	5.30%	89	2005
	12.953631	13.329570	2.90%	54,078	2004
	9.789856	12.953631	32.32%	7,800	2003
	10.000000	9.789856	-2.10%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	11.735713	13.527574	15.27%	17,108	2009
	12.184536	11.735713	-3.68%	5,139	2008
	11.733433	12.184536	3.84%	5,656	2007
	11.289113	11.733433	3.94%	3,500	2006
	11.097806	11.289113	1.72%	3,566	2005
	10.675714	11.097806	3.95%	3,785	2004
	10.196943	10.675714	4.70%	0	2003
	10.000000	10.196943	1.97%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	9.420041	13.143289	39.52%	4,257	2009
	15.627146	9.420041	-39.72%	4,135	2008
	13.579313	15.627146	15.08%	9,428	2007
	12.103073	13.579313	12.20%	4,657	2006
	10.000000	12.103073	21.03%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Money Market Portfolio: Service Class 2 - Q/NQ	11.559269	11.573450	0.12%	34,415	2009
	11.287040	11.559269	2.41%	149,127	2008
	10.795772	11.287040	4.55%	28,138	2007
	10.354209	10.795772	4.26%	34,916	2006
	10.109050	10.354209	2.43%	56,384	2005
	10.049058	10.109050	0.60%	47,596	2004
	10.009618	10.049058	0.39%	8,522	2003
	10.000000	10.009618	0.10%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	14.834518	18.690901	26.00%	0	2009
	26.519285	14.834518	-44.06%	0	2008
	22.705988	26.519285	16.79%	0	2007
	19.318457	22.705988	17.54%	417	2006
	16.294795	19.318457	18.56%	0	2005
	14.408642	16.294795	13.09%	47,129	2004
	10.096919	14.408642	42.70%	8,350	2003
	10.000000	10.096919	0.97%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	9.575941	12.070305	26.05%	23,858	2009
	17.122614	9.575941	-44.07%	36,170	2008
	14.658182	17.122614	16.81%	52,246	2007
	12.471014	14.658182	17.54%	67,832	2006
	10.000000	12.471014	24.71%	82,536	2005*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	13.982963	17.996777	28.71%	8,759	2009
	20.948569	13.982963	-33.25%	2,767	2008
	21.534984	20.948569	-2.72%	1,945	2007
	18.473438	21.534984	16.57%	1,574	2006
	17.044008	18.473438	8.39%	1,602	2005
	13.821748	17.044008	23.31%	1,698	2004
	10.497897	13.821748	31.66%	0	2003
	10.000000	10.497897	4.98%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin U.S. Government Fund: Class 2 - Q/NQ	12.750803	13.099398	2.73%	0	2009
	11.893050	12.750803	7.21%	0	2008
	11.195349	11.893050	6.23%	0	2007
	10.800733	11.195349	3.65%	0	2006
	10.584161	10.800733	2.05%	0	2005
	10.264605	10.584161	3.11%	0	2004
	10.077571	10.264605	1.86%	0	2003
	10.000000	10.077571	0.78%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 2 - Q/NQ	19.052186	32.767266	71.99%	0	2009
	40.425554	19.052186	-52.87%	247	2008
	31.500763	40.425554	28.33%	250	2007
	24.678985	31.500763	27.64%	359	2006
	19.435011	24.678985	26.98%	270	2005
	15.638739	19.435011	24.27%	10,239	2004
	10.257853	15.638739	52.46%	1,509	2003
	10.000000	10.257853	2.58%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	9.868307	16.976355	72.03%	111,619	2009
	20.923899	9.868307	-52.84%	21,506	2008
	16.315658	20.923899	28.24%	20,484	2007
	12.774595	16.315658	27.72%	28,610	2006
	10.000000	12.774595	27.75	34,309	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	14.262434	19.477154	36.56%	1,201	2009
	24.005457	14.262434	-40.59%	1,201	2008
	20.865093	24.005457	15.05%	1,201	2007
	17.240869	20.865093	21.02%	1,632	2006
	15.704345	17.240869	9.78%	1,201	2005
	13.295964	15.704345	18.11%	42,230	2004
	10.091812	13.295964	31.75%	0	2003
	10.000000	10.091812	0.92%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.314862	12.734998	36.72%	15,653	2009
	15.681804	9.314862	-40.60%	24,052	2008
	13.631624	15.681804	15.04%	30,977	2007
	11.262357	13.631624	21.04%	40,600	2006
	10.000000	11.262357	12.62%	75,149	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	12.980774	15.352454	18.27%	105,741	2009
	12.265122	12.980774	5.83%	1,034	2008
	11.085441	12.265122	10.64%	1,656	2007
	9.858218	11.085441	12.45%	0	2006
	10.000000	9.858218	-1.42%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Growth Securities Fund: Class 2 - Q/NQ	11.841949	15.470821	30.64%	0	2009
	20.603671	11.841949	-42.53%	782	2008
	20.202235	20.603671	1.99%	794	2007
	16.643400	20.202235	21.38%	821	2006
	15.341901	16.643400	8.48%	855	2005
	13.269236	15.341901	15.62%	965	2004
	10.077419	13.269236	31.67%	0	2003
	10.000000	10.077419	0.77%	0	2002*

Invesco V.I. Basic Value Fund: Series I - Q/NQ	8.734903	12.882616	47.48%	0	2009
	18.173665	8.734903	-51.94%	0	2008
	17.960539	18.173665	1.19%	0	2007
	15.921189	17.960539	12.81%	0	2006
	15.110197	15.921189	5.37%	0	2005
	13.652060	15.110197	10.68%	0	2004
	10.252469	13.652060	33.16%	0	2003
	10.000000	10.252469	2.52%	0	2002*

Invesco V.I. Capital Appreciation Fund: Series I - Q/NQ	9.833634	11.864748	20.65%	0	2009
	17.159922	9.833634	-42.69%	0	2008
	15.373580	17.159922	11.62%	0	2007
	14.513097	15.373580	5.93%	0	2006
	13.381568	14.513097	8.46%	0	2005
	12.594083	13.381568	6.25%	0	2004
	9.757823	12.594083	29.07%	0	2003
	10.000000	9.757823	-2.42%	0	2002*

Invesco V. I. Capital Development Fund: Series I - Q/NQ	11.698795	16.597384	41.87%	260	2009
	22.161596	11.698795	-47.21%	260	2008
	20.064000	22.161596	10.45%	24,154	2007
	17.279666	20.064000	16.11%	26,861	2006
	15.820611	17.279666	9.22%	23,260	2005
	13.745651	15.820611	15.10%	17,280	2004
	10.190742	13.745651	34.88%	3,061	2003
	10.000000	10.190742	1.91%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco V. I. Dynamics Fund: Series I - Q/NQ	11.462488	16.270317	41.94%	0	2009
	22.153714	11.462488	-48.26%	0	2008
	19.816928	22.153714	11.79%	0	2007
	17.126600	19.816928	15.71%	0	2006
	15.522587	17.126600	10.33%	0	2005
	13.743813	15.522587	12.94%	0	2004
	10.007109	13.743813	37.34%	0	2003
	10.000000	10.007109	0.07%	0	2002*

Invesco V. I. Small Cap Equity Fund: Series I - Q/NQ	6.815138	8.237038	20.86%	0	2009
	9.956517	6.815138	-31.55%	0	2008
	10.000000	9.956517	-0.43%	0	2007*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	10.000000	11.937606	19.38%	137,565	2009*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	13.203774	16.523515	25.14%	0	2009
	15.785224	13.203774	-16.35%	0	2008
	14.363360	15.785224	9.90%	0	2007
	13.054117	14.363360	10.03%	0	2006
	12.167724	13.054117	7.28%	0	2005
	11.275378	12.167724	7.91%	442	2004
	9.949695	11.275378	13.32%	0	2003
	10.000000	9.949695	-0.50%	0	2002*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	12.479712	18.158485	45.50%	8,516	2009
	22.487757	12.479712	-44.50%	7,619	2008
	16.516432	22.487757	36.15%	49,984	2007
	15.189544	16.516432	8.74%	81,727	2006
	13.542353	15.189544	12.16%	75,739	2005
	11.520024	13.542353	17.55%	0	2004
	9.615030	11.520024	19.81%	0	2003
	10.000000	9.615030	-3.85%	0	2002*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	12.104084	21.599174	78.45%	74,916	2009
	25.416399	12.104084	-52.38%	42,679	2008
	19.915319	25.416399	27.62%	3,986	2007
	13.623472	19.915319	46.18%	2,732	2006
	10.000000	13.623472	36.23%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	18.591072	33.174803	78.44%	0	2009

Legg Mason Partners Variable Equity Trust - Legg Mason ClearBridge Variable Large Cap Growth Portfolio: Class II - Q/NQ	6.034521	8.585593	42.27%	0	2009
	13.811359	6.034521	-41.06%	0	2008
	11.391485	13.811359	3.86%	0	2007
	11.391485	11.830843	3.86%	0	2006
	10.000000	11.391485	13.91%	0	2005*

Legg Mason Partners Variable Equity Trust - Legg Mason ClearBridge Variable Small Cap Growth Portfolio: Class I - Q/NQ	8.139742	11.540396	41.78%	0	2009
	13.811359	8.139742	-41.06%	0	2008
	12.527918	13.811363	10.24%	0	2007
	11.220170	12.527918	11.66%	0	2006
	10.000000	11.220170	12.20%	0	2005*

Lord Abbett Series Fund, Inc. - Growth and Income Portfolio: Class VC - Q/NQ	11.665593	13.814736	18.42%	0	2009
	18.469350	11.665593	-36.64%	1,383	2008
	17.918557	18.469350	3.07%	5,447	2007
	15.332877	17.918557	16.86%	4,995	2006
	14.902745	15.332877	2.89%	5,091	2005
	13.275404	14.902745	12.26%	4,797	2004
	10.168518	13.275404	30.55%	0	2003
	10.000000	10.168518	1.69%	0	2002*

Lord Abbett Series Fund, Inc. - Mid-Cap Value Portfolio: Class VC - Q/NQ	11.723277	14.784040	26.11%	0	2009
	19.458908	11.723277	-39.57%	1,645	2008
	19.414895	19.458908	0.23%	22,764	2007
	17.359667	19.414895	11.84%	28,973	2006
	16.097066	17.359667	7.84%	27,011	2005
	13.022653	16.097066	23.61%	16,158	2004
	10.475239	13.022653	24.32%	2,201	2003
	10.000000	10.475239	4.75%	0	2002*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	9.849938	13.646004	38.54%	0	2009
	15.733021	9.849938	-37.20%	0	2008
	14.220785	15.733021	10.63%	0	2007
	13.299160	14.220785	6.93%	0	2006
	12.804559	13.299160	3.86%	0	2005
	11.790186	12.804559	8.60%	0	2004
	9.650239	11.790186	22.18%	0	2003
	10.000000	9.650239	-3.50%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	13.185954	16.081776	21.96%	0	2009
	19.734559	13.185954	-32.98%	61,327	2008
	18.406549	19.734559	7.21%	72,455	2007
	15.327978	18.406549	20.08%	32,959	2006
	14.447412	15.327978	6.09%	28,263	2005
	12.626317	14.447412	14.42%	18,365	2004
	10.160409	12.626317	24.27%	2,567	2003
	10.000000	10.160409	1.60%	0	2002*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	7.902627	10.587405	33.97%	0	2009
	14.832994	7.902627	-46.62%	40,001	2008
	14.421955	14.832994	2.85%	59,403	2007
	11.723008	14.421955	23.02%	57,411	2006
	10.000000	11.723008	17.23%	22,110	2005*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio - I Class - Q/NQ	12.897751	16.905365	31.07%	0	2009
	22.925536	12.897751	-43.57%	12,809	2008*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	7.101411	10.337636	45.57%	0	2009
	13.208351	7.101411	-46.14%	0	2008
	12.862193	13.208351	2.69%	0	2007
	11.634929	12.862193	10.55%	0	2006
	10.000000	11.634929	16.35%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.735702	10.989005	12.87%	0	2009
	11.320169	9.735702	-13.73%	0	2008
	10.842798	11.320169	4.40%	0	2007
	10.442033	10.842798	3.84%	0	2006
	10.329527	10.442033	1.09%	0	2005
	10.285675	10.329527	0.43%	0	2004
	10.077504	10.285675	2.07%	0	2003
	10.000000	10.077504	0.78%	0	2002*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	9.285344	11.352579	22.26%	0	2009
	15.442240	9.285344	-39.69%	0	2008
	15.417355	15.442240	0.16%	26,029	2007
	14.699297	15.417355	4.88%	28,112	2006
	14.335474	14.699297	2.54%	25,055	2005
	12.858650	14.335474	11.49%	16,432	2004
	10.317820	12.858650	24.63%	2,078	2003
	10.000000	10.317820	3.18%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	9.465672	13.624873	43.94%	0	2009
	17.488756	9.465672	-45.71%	0	2008
	15.375071	17.488756	13.75%	72,581	2007
	14.292874	15.375071	7.57%	99,772	2006
	13.647140	14.292874	4.73%	94,533	2005
	12.806776	13.647140	6.56%	62,054	2004
	9.814720	12.806776	30.49%	9,437	2003
	10.000000	9.814720	-1.85%	0	2002*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	8.894473	12.375622	39.14%	0	2009
	14.951963	8.910872	-40.40%	0	2008
	14.110485	14.951963	5.96%	4,115	2007
	12.031707	14.110485	17.28%	3,486	2006
	10.000000	12.031707	20.32%	212	2005*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	14.202038	19.771069	39.21%	0	2009
	23.901432	14.202038	-40.40%	0	2008
	22.560220	23.901432	5.95%	0	2007
	19.236049	22.560220	17.28%	0	2006
	16.887278	19.236049	13.91%	1,241	2005
	14.221331	16.887278	18.75%	1,241	2004
	9.978474	14.221331	42.52%	0	2003
	10.000000	9.978474	-0.22%	0	2002*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	2.025749	2.557412	26.25%	0	2009
	9.638386	2.025749	-78.96%	0	2008
	10.000000	9.638386	-3.62%	494	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	3.256479	4.064588	24.82%	0	2009
	15.369385	3.256479	-78.75%	1,634	2008
	15.439341	15.369385	-0.45%	3,687	2007
	14.159209	15.439341	9.04%	3,758	2006
	13.887509	14.159209	1.96%	1,787	2005
	12.789508	13.887509	8.59%	2,016	2004
	10.353853	12.789508	23.52%	0	2003
	10.000000	10.353853	3.54%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	10.600026	13.543928	27.77%	0	2009
	17.341155	10.600026	-38.69%	0	2008
	16.665135	17.341155	4.06%	0	2007
	14.539037	16.665135	14.62%	275	2006
	13.767245	14.539037	5.61%	69	2005
	12.621697	13.767245	9.08%	0	2004
	9.995389	12.621697	26.28%	0	2003
	10.000000	9.995389	-0.05%	0	2002*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	13.031508	17.807205	36.65%	0	2009
	21.099160	13.031508	-38.05%	43,666	2008
	21.432909	21.099160	-1.56%	49,188	2007
	18.702976	21.432909	14.60%	48,203	2006
	17.074634	18.702976	9.54%	46,903	2005
	14.348203	17.074634	19.00%	31,171	2004
	9.973964	14.348203	43.86%	4,903	2003
	10.000000	9.973964	-0.26%	0	2002*

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (unhedged): Advisor Class - Q/NQ	10.000000	10.940706	9.41%	2,085	2009*

PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class - Q/NQ	12.730053	17.776357	39.64%	0	2009
	16.756335	12.730053	-23.79%	23,532	2008
	16.243890	16.756335	3.15%	38,153	2007
	14.944805	16.243890	8.69%	48,038	2006
	14.404758	14.944805	3.75%	46,230	2005
	13.197995	14.404758	9.14%	26,527	2004
	10.781107	13.197995	22.42%	3,171	2003
	10.000000	10.781107	7.81%	0	2002*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class - Q/NQ	11.545740	13.031051	12.86%	0	2009
	11.674863	11.581528	-0.80%	91,933	2008
	10.911417	11.674863	7.00%	93,644	2007
	10.532365	10.911417	3.60%	108,802	2006
	10.464242	10.532365	0.65%	100,295	2005
	10.311320	10.464242	1.48%	94,928	2004
	10.110463	10.311320	1.99%	0	2003
	10.000000	10.110463	1.10%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ	13.393860	15.211714	13.57%	0	2009
	12.871335	13.435376	4.38%	160,356	2008
	11.878272	12.871335	8.36%	203,705	2007
	11.478336	11.878272	3.48%	202,208	2006
	11.245698	11.478336	2.07%	166,779	2005
	10.759934	11.245698	4.51%	51,409	2004
	10.279374	10.759934	4.67%	12,595	2003
	10.000000	10.279374	2.79%	0	2002*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	9.481712	12.259187	29.29%	0	2009
	15.565389	9.508713	-38.91%	0	2008
	16.624218	15.565389	-6.37%	0	2007
	14.392511	16.624218	15.51%	0	2006
	13.725356	14.392511	4.86%	0	2005
	12.396175	13.725356	10.72%	0	2004
	10.000000	12.396175	23.96%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	12.689037	15.759527	24.20%	0	2009

Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ	11.742832	15.383900	0.310067282	0	2009
	19.488585	11.776310	-39.57%	202	2008
	22.407390	19.488585	-13.03%	404	2007
	19.170415	22.407390	16.89%	0	2006
	17.973772	19.170415	6.66%	0	2005
	14.290678	17.973772	25.77%	0	2004
	10.000000	14.290678	42.91%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	9.011757	14.710796	63.24%	0	2009
	14.402776	9.037439	-37.25%	0	2008
	13.697479	14.402776	5.15%	0	2007
	13.036823	13.697479	5.07%	0	2006
	12.377871	13.036823	5.32%	0	2005
	11.826178	12.377871	4.67%	0	2004
	10.000000	11.826178	18.26%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	7.864073	11.105965	41.22%	0	2009
	13.786023	7.878567	-42.85%	99,640	2008
	12.298708	13.786023	12.09%	23,136	2007
	11.288696	12.298708	8.95%	0	2006
	10.000000	11.288696	12.89%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	8.166409	10.187633	24.75%	0	2009
	12.881805	8.181457	-36.49%	776	2008
	12.547144	12.881805	2.67%	7,451	2007
	10.612189	12.547144	18.23%	5,209	2006
	10.000000	10.612189	6.12%	0	2005*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	16.291438	21.138670	29.75%	0	2009

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	15.770106	20.160699	27.84%	0	2009
	25.560060	15.818694	-38.11%	22,857	2008
	30.930381	25.560060	-17.36%	30,254	2007
	22.484486	30.930381	37.56%	25,690	2006
	19.276319	22.484486	16.64%	29,784	2005
	14.182349	19.276319	35.92%	21,244	2004
	10.349787	14.182349	37.03%	3,766	2003
	10.000000	10.349787	3.50%	0	2002*

Van Kampen Life Investment Trust - Comstock Portfolio: Class I - Q/NQ	7.704632	9.882481	28.27%	0	2009
	12.040977	7.718840	-35.90%	0	2008
	12.335520	12.040977	-2.39%	0	2007
	10.645542	12.335520	15.87%	0	2006
	10.000000	10.645542	6.46%	0	2005

Van Kampen Life Investment Trust - Growth and Income Portfolio: Class I - Q/NQ	13.082914	16.205716	23.87%	0	2009
	19.376671	13.123225	-32.27%	25,972	2008
	18.915495	19.376671	2.44%	60,400	2007
	16.330519	18.915495	15.83%	56,281	2006
	14.899767	16.330519	9.60%	55,880	2005
	13.072520	14.899767	13.98%	36,550	2004
	10.246417	13.072520	27.58%	4,830	2003
	10.000000	10.246417	2.46%	0	2002*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	6.382168	9.703048	52.03%	0	2009
	10.000000	6.384314	-36.16%	0	2008*

Maximum Additional Contract Options Elected (Total 0.55%)
(Variable account charges of 0.55% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class A - Q/NQ	11.179664	13.433434	20.16%	0	2009
	18.926544	11.179664	-40.93%	0	2008
	18.105107	18.926544	4.54%	0	2007
	15.521779	18.105107	16.64%	0	2006
	14.883081	15.521779	4.29%	0	2005
	13.426429	14.883081	10.85%	0	2004
	10.188930	13.426429	31.77%	0	2003
	10.000000	10.188930	1.89%	0	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class A - Q/NQ	14.226091	19.054388	33.94%	0	2009
	30.555710	14.226091	-53.44%	0	2008
	29.030074	30.555710	5.26%	0	2007
	21.553132	29.030074	34.69%	0	2006
	18.557056	21.553132	16.15%	0	2005
	14.904425	18.557056	24.51%	0	2004
	10.381369	14.904425	43.57%	1,884	2003
	10.000000	10.381369	3.81%	722	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Real Estate Investment Portfolio: Class A - Q/NQ	15.749277	20.276739	28.75%	0	2009
	24.622836	15.749277	-36.04%	0	2008
	28.968806	24.622836	-15.00%	0	2007
	21.540537	28.968806	34.49%	0	2006
	19.395907	21.540537	11.06%	0	2005
	14.379904	19.395907	34.88%	0	2004
	10.380218	14.379904	38.53%	0	2003
	10.000000	10.380218	3.80%	0	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class A - Q/NQ	13.895992	19.742197	42.07%	0	2009
	21.689078	13.895992	-35.93%	0	2008
	21.444194	21.689078	1.14%	0	2007
	18.844982	21.444194	13.79%	0	2006
	17.723566	18.844982	6.33%	0	2005
	14.938131	17.723566	18.65%	0	2004
	10.633197	14.938131	40.49%	0	2003
	10.000000	10.633197	6.33%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	12.018975	13.173834	9.61%	14,168	2009
	12.280542	12.018975	-2.13%	14,721	2008
	11.278068	12.280542	8.89%	47,048	2007
	11.163077	11.278068	1.03%	44,135	2006
	11.051937	11.163077	1.01%	71,207	2005
	10.502769	11.051937	5.23%	25,308	2004
	10.000000	10.502769	5.03%	7,800	2003
	10.000000	10.000000	0.00%	1,750	2002*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	11.471382	13.472838	17.45%	0	2009
	17.633782	11.471382	-34.95%	0	2008
	17.743774	17.633782	-0.62%	0	2007
	15.237890	17.743774	16.45%	0	2006
	14.643794	15.237890	4.06%	0	2005
	13.031640	14.643794	12.37%	0	2004
	10.130175	13.031640	28.64%	0	2003
	10.000000	10.130175	1.30%	0	2002*

American Century Variable Portfolios, Inc. American Century VP International Fund - Class I Q/NQ	12.662114	16.844299	33.03%	0	2009

American Century Variable Portfolios, Inc. American Century VP International Fund - Class III Q/NQ	5.695982	7.577292	33.03%	11,516	2009
	10.000000	5.695982	-43.04%	16,357	2008*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	9.865236	12.748848	29.23%	17,296	2009
	13.112370	9.865236	-24.76%	16,381	2008
	13.496410	13.112370	-2.85%	0	2007
	11.280894	13.496410	19.64%	0	2006
	10.000000	11.280894	12.81%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	9.144893	12.230379	33.74%	0	2009
	15.713626	9.144893	-41.80%	0	2008
	13.056923	15.713626	20.35%	0	2007
	13.573566	13.056923	-3.81%	0	2006
	13.359127	13.573566	1.61%	0	2005
	12.137291	13.359127	10.07%	0	2004
	9.771441	12.137291	24.21%	0	2003
	10.000000	9.771441	-2.29%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	12.734570	15.180146	19.20%	0	2009
	17.487569	12.734570	-27.18%	0	2008
	18.537296	17.487569	-5.66%	279	2007
	15.709269	18.537296	18.00%	281	2006
	15.038899	15.709269	4.46%	285	2005
	13.226309	15.038899	13.70%	314	2004
	10.312928	13.226309	28.25%	0	2003
	10.000000	10.312928	3.13%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I - Q/NQ	8.794007	10.710768	21.80%	0	2009
	17.211443	8.794007	-48.91%	0	2008
	12.382398	17.211443	39.00%	0	2007
	11.421824	12.382398	8.41%	0	2006
	10.000000	11.421824	14.22%	0	2005*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	10.000000	12.133171	21.33%	0	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	13.923072	17.311840	24.34%	9,201	2009
	20.264662	13.923072	-31.29%	0	2008
	20.511614	20.264662	-1.20%	0	2007
	18.026899	20.511614	13.78%	0	2006
	16.903706	18.026899	6.64%	0	2005
	13.945294	16.903706	21.21%	0	2004
	10.177389	13.945294	37.02%	0	2003
	10.000000	10.177389	1.77%	0	2002*

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	10.968975	13.781365	25.64%	0	2009
	17.546837	10.968975	-37.49%	0	2008
	16.763442	17.546837	4.67%	0	2007
	14.594127	16.763442	14.86%	0	2006
	14.017014	14.594127	4.12%	0	2005
	12.739030	14.017014	10.03%	0	2004
	9.979035	12.739030	27.66%	0	2003
	10.000000	9.979035	-0.21%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	11.195525	13.645632	21.88%	13,910	2009
	15.979650	11.195525	-29.94%	19,886	2008
	14.998712	15.979650	6.54%	16,885	2007
	12.947987	14.998712	15.84%	25,301	2006
	12.473333	12.947987	3.81%	36,112	2005
	11.939829	12.473333	4.47%	14,695	2004
	9.908309	11.939829	20.50%	4,671	2003
	10.000000	9.908309	-0.92%	833	2002*

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ	8.781737	11.007413	25.34%	0	2009
	14.149533	8.781737	-37.94%	0	2008
	15.997430	14.149533	-11.55%	0	2007
	15.501233	15.997430	3.20%	0	2006
	14.732171	15.501233	5.22%	0	2005
	13.304802	14.732171	10.73%	0	2004
	10.158966	13.304802	30.97%	0	2003
	10.000000	10.158966	1.59%	0	2002*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	11.041700	13.224902	19.77%	0	2009
	11.975531	11.041700	-7.80%	0	2008
	11.426948	11.975531	4.80%	0	2007
	11.031699	11.426948	3.58%	0	2006
	10.950463	11.031699	0.74%	0	2005
	10.626355	10.950463	3.05%	0	2004
	10.210747	10.626355	4.07%	0	2003
	10.000000	10.210747	2.11%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	12.646949	17.063113	34.92%	297	2009
	22.160271	12.646949	-42.93%	297	2008
	18.963386	22.160271	16.86%	297	2007
	17.087619	18.963386	10.98%	0	2006
	14.704520	17.087619	16.21%	0	2005
	12.819408	14.704520	14.71%	0	2004
	10.042851	12.819408	27.65%	0	2003
	10.000000	10.042851	0.43%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	10.617037	13.729564	29.32%	315	2009
	18.632847	10.617037	-43.02%	315	2008
	18.474554	18.632847	0.86%	777	2007
	15.470105	18.474554	19.42%	466	2006
	14.708559	15.470105	5.18%	473	2005
	13.278490	14.708559	10.77%	476	2004
	10.253338	13.278490	29.50%	0	2003
	10.000000	10.253338	2.53%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	9.802779	12.492963	27.44%	0	2009
	18.680590	9.802779	-47.52%	0	2008
	14.806036	18.680590	26.17%	0	2007
	13.948674	14.806036	6.15%	0	2006
	13.272652	13.948674	5.09%	995	2005
	12.924251	13.272652	2.70%	13,910	2004
	9.787269	12.924251	32.05%	4,285	2003
	10.000000	9.787269	-2.13%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	11.592083	13.335214	15.04%	0	2009
	12.059608	11.592083	-3.88%	0	2008
	11.636606	12.059608	3.64%	451	2007
	11.218405	11.636606	3.73%	454	2006
	11.050408	11.218405	1.52%	460	2005
	10.651485	11.050408	3.75%	464	2004
	10.194254	10.651485	4.49%	0	2003
	10.000000	10.194254	1.94%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	9.350914	13.020656	39.24%	0	2009
	15.543730	9.350914	-39.84%	0	2008
	13.534143	15.543730	14.85%	0	2007
	12.086989	13.534143	11.97%	0	2006
	10.000000	12.086989	20.87%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Money Market Portfolio: Service Class 2 - Q/NQ	11.417754	11.408817	-0.08%	1,175	2009
	11.171277	11.417754	2.21%	1,675	2008
	10.706656	11.171277	4.34%	7,230	2007
	10.289330	10.706656	4.06%	8,247	2006
	10.065854	10.289330	2.22%	36,777	2005
	10.026241	10.065854	0.40%	18,534	2004
	10.006974	10.026241	0.19%	2,233	2003
	10.000000	10.006974	0.07%	1,274	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	14.652896	18.424993	25.74%	0	2009
	26.247434	14.652896	-44.17%	0	2008
	22.518656	26.247434	16.56%	0	2007
	19.197498	22.518656	17.30%	0	2006
	16.225218	19.197498	18.32%	0	2005
	14.375955	16.225218	12.86%	11,594	2004
	10.094253	14.375955	42.42%	4,785	2003
	10.000000	10.094253	0.94%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	9.505635	11.957625	25.80%	8,283	2009
	17.031179	9.505635	-44.19%	13,037	2008
	14.609381	17.031179	16.58%	16,213	2007
	12.454435	14.609381	17.30%	19,111	2006
	10.000000	12.454435	25.54%	32,542	2005*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	13.811753	17.740714	28.45%	935	2009
	20.733811	13.811753	-33.39%	0	2008
	21.357333	20.733811	-2.92%	233	2007
	18.357779	21.357333	16.34%	235	2006
	16.971240	18.357779	8.17%	238	2005
	13.790406	16.971240	23.07%	240	2004
	10.495129	13.790406	31.40%	0	2003
	10.000000	10.495129	4.95%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin U.S. Government Fund: Class 2 - Q/NQ	12.594697	12.913052	2.53%	0	2009
	11.771067	12.594697	7.00%	0	2008
	11.102923	11.771067	6.02%	0	2007
	10.733038	11.102923	3.45%	0	2006
	10.538914	10.733038	1.84%	0	2005
	10.241288	10.538914	2.91%	0	2004
	10.074907	10.241288	1.65%	0	2003
	10.000000	10.074907	0.75%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 2 - Q/NQ	18.818970	32.301273	71.64%	0	2009
	40.011295	18.818970	-52.97%	0	2008
	31.240971	40.011295	28.07%	86	2007
	24.524512	31.240971	27.39%	86	2006
	19.352058	24.524512	26.73%	88	2005
	15.603288	19.352058	24.03%	1,345	2004
	10.255143	15.603288	52.15%	835	2003
	10.000000	10.255143	2.55%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	9.795850	16.817920	71.68%	5,457	2009
	20.812198	9.795850	-52.93%	8,681	2008
	16.261356	20.812198	27.99%	6,388	2007
	12.757608	16.261356	27.46%	7,990	2006
	10.000000	12.757608	27.58%	8,190	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	14.087826	19.200097	36.29%	0	2009
	23.759356	14.087826	-40.71%	0	2008
	20.692934	23.759356	14.82%	0	2007
	17.132893	20.692934	20.78%	0	2006
	15.637275	17.132893	9.56%	0	2005
	13.265795	15.637275	17.88%	9,582	2004
	10.089147	13.265795	31.49%	0	2003
	10.000000	10.089147	0.89%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.246485	12.616141	36.44%	6,700	2009
	15.598069	9.246485	-40.72%	9,571	2008
	13.586258	15.598069	14.81%	8,253	2007
	11.247378	13.586258	20.79%	10,656	2006
	10.000000	11.247378	12.47%	29,478	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	12.885555	15.209270	18.03%	0	2009
	12.199637	12.885555	5.62%	0	2008
	11.048537	12.199637	10.42%	2,085	2007
	9.845093	11.048537	12.22%	0	2006
	10.000000	9.845093	-1.55%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Growth Securities Fund: Class 2 - Q/NQ	11.696974	15.250758	30.38%	0	2009
	20.392444	11.696974	-42.64%	0	2008
	20.035569	20.392444	1.78%	352	2007
	16.539178	20.035569	21.14%	354	2006
	15.276401	16.539178	8.27%	359	2005
	13.239131	15.276401	15.39%	362	2004
	10.074753	13.239131	31.41%	0	2003
	10.000000	10.074753	0.75%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. Basic Value Fund: Series I - Q/NQ	8.627917	12.699298	47.19%	0	2009
	17.987349	8.627917	-52.03%	0	2008
	17.812351	17.987349	0.98%	0	2007
	15.821494	17.812351	12.58%	0	2006
	15.045693	15.821494	5.16%	0	2005
	13.621110	15.045693	10.46%	0	2004
	10.249768	13.621110	32.89%	0	2003
	10.000000	10.249768	2.50%	0	2002*

Invesco - Invesco V.I. Capital Appreciation Fund: Series I - Q/NQ	9.713223	11.695948	20.41%	0	2009
	16.983990	9.713223	-42.81%	0	2008
	15.246733	16.983990	11.39%	0	2007
	14.422210	15.246733	5.72%	0	2006
	13.324422	14.422210	8.24%	0	2005
	12.565519	13.324422	6.04%	0	2004
	9.755244	12.565519	28.81%	0	2003
	10.000000	9.755244	-2.45%	0	2002*

Invesco - Invesco V.I. Capital Development Fund: Series I - Q/NQ	11.555534	16.361241	41.59%	0	2009
	21.934387	11.555534	-47.32%	0	2008
	19.898458	21.934387	10.23%	7,166	2007
	17.171476	19.898458	15.88%	7,520	2006
	15.753067	17.171476	9.00%	9,099	2005
	13.714480	15.753067	14.86%	3,973	2004
	10.188052	13.714480	34.61%	1,150	2003
	10.000000	10.188052	1.88%	491	2002*

Invesco - Invesco V.I. Dynamics Fund: Series I - Q/NQ	11.322110	16.038820	41.66%	0	2009
	21.926577	11.322110	-48.36%	0	2008
	19.653410	21.926577	11.57%	0	2007
	17.019356	19.653410	15.48%	0	2006
	15.456307	17.019356	10.11%	0	2005
	13.712641	15.456307	12.72%	0	2004
	10.004467	13.712641	37.07%	0	2003
	10.000000	10.004467	0.04%	0	2002*

Invesco - Invesco V.I. Small Cap Equity Fund: Series I - Q/NQ	6.792259	8.192900	20.62%	0	2009
	9.943089	6.792259	-31.69%	0	2008
	10.000000	9.943089	-0.57%	0	2007*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	10.000000	11.921610	19.22%	0	2009

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	13.042131	16.288487	24.89%	813	2009
	15.623368	13.042131	-16.52%	813	2008
	14.244817	15.623368	9.68%	813	2007
	12.972344	14.244817	9.81%	0	2006
	12.115746	12.972344	7.07%	0	2005
	11.249789	12.115746	7.70%	0	2004
	9.947064	11.249789	13.10%	0	2003
	10.000000	9.947064	-0.53%	0	2002*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	12.326914	17.900170	45.21%	2,934	2009
	22.257234	12.326914	-44.62%	2,327	2008
	16.380152	22.257234	35.88%	16,730	2007
	15.094433	16.380152	8.52%	23,163	2006
	13.484525	15.094433	11.94%	27,946	2005
	11.493880	13.484525	17.32%	0	2004
	9.612485	11.493880	19.57%	0	2003
	10.000000	9.612485	-3.88%	1,014	2002*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	12.015251	21.397658	78.09%	0	2009
	25.280799	12.015251	-52.47%	0	2008
	19.849103	25.280799	27.36%	0	2007
	13.605379	19.849103	45.89%	0	2006
	10.000000	13.605379	36.05%	0	2005*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	18.363457	32.702905	78.09%	0	2009

Legg Mason Partners Variable Equity Trust - Legg Mason ClearBridge Variable Large Cap Growth Portfolio: Class II - Q/NQ	8.079976	11.432667	41.49%	0	2009
	11.791482	8.079976	-41.18%	0	2008
	11.376353	11.791482	3.65%	0	2007
	11.376353	11.791482	3.65%	0	2006
	10.000000	11.376353	13.76%	0	2005*

Legg Mason Partners Variable Equity Trust - Legg Mason ClearBridge Variable Small Cap Growth Portfolio: Class I - Q/NQ	8.109803	11.486409	41.64%	0	2009
	13.737609	8.079976	-41.18%	0	2008
	12.486214	13.737617	10.02%	0	2007
	11.205246	12.486214	11.43%	0	2006
	10.000000	11.205246	12.05%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Lord Abbett Series Fund, Inc. - Growth and Income Portfolio: Class VC - Q/NQ	11.629711	13.765319	18.36%	0	2009
	18.280018	11.558253	-36.77%	0	2008
	17.770733	18.280018	2.87%	498	2007
	15.236860	17.770733	16.63%	501	2006
	14.839110	15.236860	2.68%	508	2005
	13.245298	14.839110	12.03%	512	2004
	10.165829	13.245298	30.29%	0	2003
	10.000000	10.165829	1.66%	0	2002*

Lord Abbett Series Fund, Inc. - Mid-Cap Value Portfolio: Class VC - Q/NQ	11.687249	14.731196	26.05%	0	2009
	19.259425	11.615434	-39.69%	0	2008
	19.254720	19.259425	0.02%	6,796	2007
	17.250985	19.254720	11.62%	7,814	2006
	16.028359	17.250985	7.63%	6,591	2005
	12.993126	16.028359	23.36%	2,143	2004
	10.472477	12.993126	24.07%	1,081	2003
	10.000000	10.472477	4.72%	501	2002*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	9.819661	13.597230	38.47%	0	2009
	15.571718	9.759324	-37.33%	0	2008
	14.103438	15.571718	10.41%	0	2007
	13.215877	14.103438	6.72%	0	2006
	12.749882	13.215877	3.65%	0	2005
	11.763452	12.749882	8.39%	0	2004
	9.647687	11.763452	21.93%	0	2003
	10.000000	9.647687	-3.52%	0	2002*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	13.145412	16.024289	21.90%	0	2009
	19.532298	13.064676	-33.11%	27,560	2008
	18.254726	19.532298	7.00%	23,909	2007
	15.232002	18.254726	19.84%	9,371	2006
	14.385736	15.232002	5.88%	11,075	2005
	12.597682	14.385736	14.19%	4,274	2004
	10.157726	12.597682	24.02%	1,212	2003
	10.000000	10.157726	1.58%	148	2002*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	7.888075	10.562598	33.91%	0	2009
	14.753783	7.859052	-46.73%	17,596	2008
	14.373953	14.753783	2.64%	18,979	2007
	11.707420	14.373953	22.78%	16,531	2006
	10.000000	11.707420	17.07%	5,279	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio - I Class - Q/NQ	12.858066	16.844898	31.01%	0	2009
	22.690528	12.779088	-43.68%	5,162	2008*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	7.062250	10.265149	45.35%	0	2009
	13.137800	7.062250	-46.24%	0	2008
	12.819369	13.137800	2.48%	0	2007
	11.619456	12.819369	10.33%	0	2006
	10.000000	11.619456	16.19%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.646161	10.871555	12.70%	0	2009
	11.204077	9.646161	-13.90%	0	2008
	10.753296	11.204077	4.19%	0	2007
	10.376600	10.753296	3.63%	0	2006
	10.285388	10.376600	0.89%	0	2005
	10.262312	10.285388	0.22%	0	2004
	10.074844	10.262312	1.86%	0	2003
	10.000000	10.074844	0.75%	0	2002*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	9.199920	11.231190	22.08%	1,083	2009
	15.283922	9.199920	-39.81%	0	2008
	15.290155	15.283922	-0.04%	8,430	2007
	14.607268	15.290155	4.67%	8,214	2006
	14.274275	14.607268	2.33%	10,348	2005
	12.829494	14.274275	11.26%	4,049	2004
	10.315097	12.829494	24.38%	1,084	2003
	10.000000	10.315097	3.15%	170	2002*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	9.378600	13.479220	43.72%	0	2009
	17.309488	9.378600	-45.82%	0	2008
	15.248218	17.309488	13.52%	25,047	2007
	14.203381	15.248218	7.36%	28,819	2006
	13.588886	14.203381	4.52%	35,576	2005
	12.777732	13.588886	6.35%	14,861	2004
	9.812128	12.777732	30.22%	5,353	2003
	10.000000	9.812128	-1.88%	917	2002*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	9.378600	13.479220	43.72%	0	2009
	14.872130	8.845457	-40.52%	0	2008
	14.063526	14.872130	5.75%	0	2007
	12.015706	14.063526	17.04%	0	2006
	10.000000	12.015706	20.16%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	14.071430	19.559745	39.00%	0	2009
	23.656436	14.071430	-40.52%	0	2008
	22.374117	23.656436	5.73%	0	2007
	19.115616	22.374117	17.05%	0	2006
	16.815187	19.115616	13.68%	0	2005
	14.189083	16.815187	18.51%	0	2004
	9.975838	14.189083	42.23%	0	2003
	10.000000	9.975838	-0.24%	0	2002*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	2.020642	2.547120	26.05%	0	2009
	9.625457	2.020642	-79.01%	0	2008
	10.000000	9.625457	-3.75%	0	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	3.226512	2.547120	26.05%	0	2009
	15.211805	3.226512	-78.79%	0	2008
	15.311932	15.211805	-0.65%	749	2007
	14.070516	15.311932	8.82%	754	2006
	13.828188	14.070516	1.75%	765	2005
	12.760488	13.828188	8.37%	770	2004
	10.351122	12.760488	23.28%	0	2003
	10.000000	10.351122	3.51%	0	2002*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	12.911627	17.616806	36.44%	0	2009
	17.163400	10.502542	-38.81%	0	2008
	16.527667	17.163400	3.85%	0	2007
	14.448009	16.527667	14.39%	0	2006
	13.708471	14.448009	5.39%	949	2005
	12.593074	13.708471	8.86%	0	2004
	9.992748	12.593074	26.02%	0	2003
	10.000000	9.992748	-0.07%	0	2002*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	10.502542	13.399156	27.58%	0	2009
	20.882897	12.911627	-38.17%	17,377	2008
	21.256139	20.882897	-1.76%	15,111	2007
	18.585923	21.256139	14.37%	13,228	2006
	17.001770	18.585923	9.32%	15,825	2005
	14.315677	17.001770	18.76%	6,276	2004
	9.971327	14.315677	43.57%	2,086	2003
	10.000000	9.971327	-0.29%	401	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (unheadged): Advisor Class - Q/NQ	10.000000	10.926021	9.26%	0	2009*

PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class - Q/NQ	12.612279	17.585376	39.43%	6,820	2009
	16.583290	12.612279	-23.95%	11,069	2008
	16.108643	16.583290	2.95%	13,704	2007
	14.850098	16.108643	8.47%	14,818	2006
	14.342178	14.850098	3.54%	25,547	2005
	13.167084	14.342178	8.92%	11,886	2004
	10.777488	13.167084	22.17%	2,390	2003
	10.000000	10.777488	7.77%	487	2002*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class - Q/NQ	11.438922	12.891048	12.69%	30,515	2009
	11.554296	11.438922	-1.00%	43,105	2008
	10.820569	11.554296	6.78%	31,914	2007
	10.465623	10.820569	3.39%	31,142	2006
	10.418784	10.465623	0.45%	53,656	2005
	10.287172	10.418784	1.28%	40,303	2004
	10.107069	10.287172	1.78%	0	2003
	10.000000	10.107069	1.07%	0	2002*

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ	13.269943	15.048280	13.40%	34,878	2009
	12.738412	13.269943	4.17%	51,482	2008
	11.779377	12.738412	8.14%	70,805	2007
	11.405599	11.779377	3.28%	57,807	2006
	11.196845	11.405599	1.86%	85,636	2005
	10.734735	11.196845	4.30%	21,884	2004
	10.275924	10.734735	4.46%	7,661	2003
	10.000000	10.275924	2.76%	1,070	2002*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	9.401027	12.136554	29.10%	0	2009
	15.420141	9.401027	-39.03%	0	2008
	16.502409	15.420141	-6.56%	0	2007
	14.315699	16.502409	15.27%	0	2006
	13.679479	14.315699	4.65%	0	2005
	12.379573	13.679479	10.50%	0	2004
	10.000000	12.379573	23.80%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	12.545362	15.549794	23.95%	0	2009

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ	11.642922	15.230020	30.81%	0	2009
	19.306715	11.642922	-39.69%	0	2008
	22.243209	19.306715	-13.20%	0	2007
	19.068108	22.243209	16.65%	0	2006
	17.913690	19.068108	6.44%	0	2005
	14.271544	17.913690	25.52%	0	2004
	10.000000	14.271544	42.72%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	8.935082	14.563689	62.99%	0	2009
	14.268367	8.935082	-37.38%	0	2008
	13.597090	14.268367	4.94%	0	2007
	12.967229	13.597090	4.86%	0	2006
	12.336474	12.967229	5.11%	0	2005
	11.810334	12.336474	4.45%	0	2004
	10.000000	11.810334	18.10%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	7.820721	11.028113	41.01%	22,535	2009
	13.712411	7.820721	-42.97%	43,990	2008
	12.257770	13.712411	11.87%	5,287	2007
	11.273677	12.257770	8.73%	0	2006
	10.000000	11.273677	12.74%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	8.121403	10.116223	24.56%	0	2009
	12.813033	8.121403	-36.62%	0	2008
	12.505382	12.813033	2.46%	0	2007
	10.598069	12.505382	18.00%	0	2006
	10.000000	10.598069	5.98%	0	2005*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	16.092041	20.838078	29.49%	0	2009

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	15.624995	19.945059	27.65%	6,985	2009
	25.298124	15.624995	-38.24%	9,565	2008
	30.675359	25.298124	-17.53%	9,783	2007
	22.343746	30.675359	37.29%	7,226	2006
	19.194059	22.343746	16.41%	11,463	2005
	14.150199	19.194059	35.65%	5,246	2004
	10.347058	14.150199	36.76%	1,970	2003
	10.000000	10.347058	3.47%	483	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Kampen Life Investment Trust - Comstock Portfolio: Class I - Q/NQ	7.662155	9.813212	28.07%	0	2009
	11.976660	7.662155	-36.02%	0	2008
	12.294452	11.976660	-2.58%	0	2007
	10.631382	12.294452	15.64%	0	2006
	10.000000	10.631382	6.31%	0	2005*

Van Kampen Life Investment Trust - Growth and Income Portfolio: Class I - Q/NQ	12.962555	16.032441	23.68%	10,671	2009
	19.178035	12.962555	-32.41%	10,792	2008
	18.759447	19.178035	2.23%	19,118	2007
	16.228257	18.759447	15.60%	15,869	2006
	14.836150	16.228257	9.38%	22,933	2005
	13.042874	14.836150	13.75%	10,090	2004
	10.243714	13.042874	27.33%	3,039	2003
	10.000000	10.243714	2.44%	781	2002*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	6.375732	9.678653	51.80%	0	2009
	10.000000	6.375732	-36.24%	0	2008*

Appendix C:  Contract Types and Tax Information

Types of Contracts

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code.  Following is a general description of the various contract types.  Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.

Charitable Remainder Trusts

Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Internal Revenue Code.  Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:

1)	Waiver of CDSC. In addition to the CDSC-free withdrawal privilege available to all contracts, Charitable Remainder Trusts may also withdraw the difference between:

a)	the Contract Value on the day before the withdrawal; and

b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).

2)
Contract ownership at annuitization.  On the Annuitization Date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the Annuitant will NOT become the contract owner.

3)
Recipient of death benefit proceeds.  With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust.  Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex.  A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial adviser prior to purchasing the contract.  An annuity that has a Charitable Remainder Trust endorsement is not a charitable remainder trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.

Investment Only (Qualified Plans)

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan.  The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.

Individual Retirement Annuities (IRAs)

IRAs are contracts that satisfy the provisions of Section 408(b) of the Internal Revenue Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $5,000; if the contract owner is age 50 or older, the annual premium cannot exceed $6,000 (although rollovers of greater amounts from qualified plans, Tax Sheltered Annuities and other IRAs can be received);

•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

IRAs may receive rollover contributions from other Individual Retirement Accounts, other Individual Retirement Annuities, Tax Sheltered Annuities, certain 457 governmental plans and qualified retirement plans (including 401(k) plans).

When the owner of an IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire Contract Value within the required statutory period.  Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the Contract Value.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established and the annuity contract's IRA endorsement.

Non-Qualified Contracts

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, a Roth IRA, a SEP IRA, a Simple IRA, or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.

Non-Qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.  Non-Qualified contracts that are owned by non-natural persons, such as trusts, corporations and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an " agent " of a natural person.

Roth IRAs

Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Internal Revenue Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $5,000; if the contract owner is age 50 or older, the annual premium cannot exceed $6,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA or another eligible retirement plan; however, the amount rolled over from the IRA or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to rollover amounts from an IRA or other eligible retirement plan to a Roth IRA.

For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract's IRA endorsement.

Simplified Employee Pension IRAs (SEP IRA)

A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA.  In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Internal Revenue Code and the written plan.

A SEP IRA plan must satisfy:

•	minimum participation rules;

•	top-heavy contribution rules;

•	nondiscriminatory allocation rules; and

•	requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

When the owner of a SEP IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the Contract Value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire Contract Value within the required statutory period.

Simple IRAs

A Simple IRA is an individual retirement annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:

•	vesting requirements;

•	participation requirements; and

•	administrative requirements.

The funds contributed to a Simple IRA cannot be commingled with funds in IRAs or SEP IRAs.

A Simple IRA cannot receive rollover distributions except from another Simple IRA.

When the owner of Simple IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the Contract Value.

In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire Contract Value within the required statutory period.

Tax Sheltered Annuities

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees.  These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts.  These amounts should be set forth in the plan adopted by the employer.

Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.

When the owner of a Tax Sheltered Annuity attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the Contract Value.  In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire Contract Value within the required statutory period.

Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA.  Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements.  You should check with your employer to ensure that these requirements will be satisfied in a timely manner.

Federal Tax Considerations

Federal Income Taxes

The tax consequences of purchasing a contract described in this prospectus will depend on:

•	the type of contract purchased;

•	the purposes for which the contract is purchased; and

•	the personal circumstances of individual investors having interests in the contracts.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation.  Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment.  In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment.  The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment.  The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment.  Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Internal Revenue Code, Nationwide will take whatever steps are available to remain in compliance.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401 and 408(a), of the Internal Revenue Code), tax advantages enjoyed by the contract owner and/or Annuitant may relate to participation in the plan rather than ownership of the annuity contract.  Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts.  In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes.  The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus.  Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed.  Nothing in this prospectus should be considered to be tax advice.  Contract owners and prospective contract owners should consult a financial consultant, tax adviser or legal counsel to discuss the taxation and use of the contracts.

IRAs, SEP IRAs and Simple IRAs

Distributions from IRAs, SEP IRAs and Simple IRAs are generally taxed as ordinary income when received.  If any of the amounts contributed to the Individual Retirement Annuity was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable.  (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.)  The 10% penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	used for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner ' s gross estate for tax purposes.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions."  A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

•	it is made on or after the date on which the contract owner attains age 59½;

•	it is made to a beneficiary (or the contract owner ' s estate) on or after the death of the contract owner;

•	it is attributable to the contract owner ' s disability; or

•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five-year rule generally is satisfied if the distribution is not made within the five year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not included in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA.  Any non-qualified distribution in excess of total contributions is includable in the contract owner ' s gross income as ordinary income in the year that it is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from an IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner ' s gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received.  A portion of each distribution after the Annuitization Date is excludable from income based on a formula established pursuant to the Internal Revenue Code.  The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered.  Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or

•	made to the owner after separation from service with his or her employer after age 55.

A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable.  However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner ' s gross estate for tax purposes.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Annuity Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the Annuitization Date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner ' s investment in the contract at the time of the distribution.  In general, the investment in the contract is equal to the purchase payments made with after-tax dollars.  Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift.  For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the Annuitant are not the same individual.

With respect to annuity distributions on or after the Annuitization Date, a portion of each annuity payment is excludable from taxable income.  The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner ' s investment in the contract, divided by the expected return on the contract.  Once the entire investment in the contract is recovered, all distributions are fully includable in income.  The maximum amount excludable from income is the investment in the contract.  If the Annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the Annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982.  For those contracts, distributions that are made prior to the Annuitization Date are treated first as a recovery of the investment in the contract as of that date.  A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½.  The amount of the penalty is 10% of the portion of any distribution that is includable in gross income.  The penalty tax does not apply if the distribution is:

•	the result of a contract owner ' s death;

•	the result of a contract owner ' s disability (as defined in the Internal Revenue Code);

•
one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

•	is allocable to an investment in the contract before August 14, 1982.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner ' s gross estate for tax purposes.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals.  Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code.  Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned.  Taxation is not deferred, even if the income is not distributed out of the contract.  The income is taxable as ordinary income, not capital gain.

The non-natural persons rules do not apply to all entity-owned contracts.  For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual.  This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral.  However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural persons rules also do not apply to contracts that are:

•	acquired by the estate of a decedent by reason of the death of the decedent;

•	issued in connection with certain qualified retirement plans and individual retirement plans;

•	purchased by an employer upon the termination of certain qualified retirement plans; or

•	immediate annuities within the meaning of Section 72(u) of the Internal Revenue Code.

If the Annuitant dies before the contract is completely distributed, the balance may be included in the Annuitant ' s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the Annuitant.

Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal

In March 2008, the IRS issued Rev. Proc. 2008-24, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract.  A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under section 1035 of the

Internal Revenue Code if, for a period of at least 12 months from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange.  In addition, the tax-free status of the exchange may still be preserved despite a distribution or surrender from either contract if the contract owner can show that between the date of the direct transfer and the distribution or surrender, one of the conditions described under section 72(q)(2) of the Internal Revenue Code that would exempt the distribution from the 10% early distribution penalty (such as turning age 59½, or becoming disabled; but not a series of substantially equal periodic payments or an immediate annuity) or "other similar life event" such as divorce or loss of employment occurred.  Absent a showing of such an occurrence, Rev. Proc. 2008-24 concludes that the direct transfer would fail to qualify as a tax-free 1035 exchange, and the full amount transferred from the original contract would be treated as a taxable distribution, followed by the purchase of a new annuity contract.  Rev. Proc. 2008-24 applies to direct transfers completed on or after June 30, 2008.  Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax adviser.

Same-sex marriages, domestic partnership and other similar relationships

Pursuant to Section 3 of the federal Defense of Marriage Act ("DOMA"), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Internal Revenue Code sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax adviser. To the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any annuity holder ' s spouse.

Exchanges

As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property.  However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts.  If the exchange includes the receipt of property in addition to another annuity contract, such as cash, special rules may cause a portion of the transaction to be taxable.

In March 2008, the IRS issued Rev. Proc. 2008-24, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract, sometimes referred to as a "partial exchange."  A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under section 1035 of the Internal Revenue Code if, for a period of at least 12 months from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange.  In addition, the tax-free status of the exchange may still be preserved despite a distribution or surrender from either contract if the contract owner can show that between the date of the direct transfer and the distribution or surrender, one of the conditions described under section 72(q)(2) of the Internal Revenue Code that would exempt the distribution from the 10% early distribution penalty (such as turning age 59½, or becoming disabled; but not a series of substantially equal periodic payments or an immediate annuity) or "other similar life event" such as divorce or loss of employment occurred.  Absent a showing of such an occurrence, Rev. Proc. 2008-24 concludes that the direct transfer would fail to qualify as a tax-free 1035 exchange, and the full amount transferred from the original contract would be treated as a taxable distribution, followed by the purchase of a new annuity contract.  Rev. Proc. 2008-24 applies to direct transfers completed on or after June 30, 2008.

Withholding

Pre-death distributions from the contracts are subject to federal income tax.  Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise.  If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

•
the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in section 401(a), an eligible deferred compensation plan described in section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or IRA; or

•	the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding.  Such circumstances include:

•	if the payee does not provide Nationwide with a taxpayer identification number; or

•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding.  The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.

Non-Resident Aliens

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.

Nationwide is required to withhold this amount and send it to the Internal Revenue Service.  Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies.  In order to obtain the benefits of such a treaty, the non-resident alien must:

1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and

2)	provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another exemption from the 30% withholding rate is for the non-resident alien to provide Nationwide with sufficient evidence that:

1)	the distribution is connected to the non-resident alien ' s conduct of business in the United States;

2)	the distribution is includable in the non-resident alien ' s gross income for United States federal income tax purposes; and

3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.

Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons, including back-up withholding, which is currently at a rate of 28%, if a correct taxpayer identification number is not provided.

Federal Estate, Gift and Generation Skipping Transfer Taxes

The following transfers may be considered a gift for federal gift tax purposes:

•	a transfer of the contract from one contract owner to another; or

•	a distribution to someone other than a contract owner.

Upon the contract owner ' s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any.  A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

1)	an individual who is two or more generations younger than the contract owner; or

2)	certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose only , "contract owner" refers to any person:

•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

Charge for Tax

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts.  If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

Diversification

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts.  A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

•	the failure to diversify was accidental;

•	the failure is corrected; and

•	a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract.  Nationwide believes that the investments underlying this contract meet these diversification requirements.

Tax Changes

The foregoing tax information is based on Nationwide ' s understanding of federal tax laws.  It is NOT intended as tax advice.   All information is subject to change without notice.   You should consult with your personal tax and/or financial adviser for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted.  EGTRRA made numerous changes to the Internal Revenue Code, including the following:

•	generally lowering federal income tax rates;

•	increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

•	increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

•	eliminating and/or reducing the highest federal estate tax rates;

•	increasing the estate tax credit; and

•	for persons dying after 2009, repealing the estate tax.

In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the portability of various retirement plans.  However, all of the other changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation.  If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored to its pre-EGTRRA form.  This creates uncertainty as to future tax requirements and implications.  Please consult a qualified tax or financial adviser for further information relating to EGTRRA and other tax issues.

Required Distributions

Any distribution paid that is NOT due to payment of the death benefit may be subject to a CDSC.

The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus.  Following is an overview of the required distribution rules applicable to each type of contract.  Please consult a qualified tax or financial adviser for more specific required distribution information.

Required Distributions – General Information

In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner ' s death.  The distribution rules in the Internal Revenue Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the Annuitant, or that are made from Non-Qualified Contracts after the death of the contract owner.  A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract.  Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.

Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner.  How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries.  For Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner ' s death.  For contracts other than Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner ' s death.  If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period.  Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

Required Distributions for Non-Qualified Contracts

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies.  The following distributions will be made in accordance with the following requirements:

1)
If any contract owner dies on or after the Annuitization Date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

2)
If any contract owner dies before the Annuitization Date, then the entire interest in the contract (consisting of either the death benefit or the Contract Value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner ' s death, provided however:

a)
any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary.  Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

b)
if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit.  Any distributions required under these distribution rules will be made upon that spouse ' s death.

In the event that the contract owner is not a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

(a)	the death of the Annuitant will be treated as the death of a contract owner;

(b)	any change of Annuitant will be treated as the death of a contract owner; and

(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs and Roth IRAs

Distributions from a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  Distributions may be paid in a lump sum or in substantially equal payments over:

a)	the life of the contract owner or the joint lives of the contract owner and the contract owner ' s designated beneficiary; or

b)
a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner.  If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner ' s spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

For IRAs, SEP IRAs and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA or Simple IRA of the contract owner.

The Worker, Retiree, and Employer Recovery Act of 2008 provides that the normal required distribution rules will not be applicable to defined contribution plans (which generally includes IRAs, TSAs and SEP IRAs) during 2009.  However, annuitized distributions from such plans may not receive the same exception and should continue to be made.  Consequently, if you desire to forego the distribution that would be required to be made to you during 2009, you should consult with your adviser and notify us of your decision.

If the contract owner ' s entire interest in a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date.  The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  The rules for Roth IRAs do not require distributions to begin during the contract owner ' s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the Contract Value.

If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA) or before the entire Contract Value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

a)
if the designated beneficiary is the contract owner ' s spouse, the applicable distribution period is the surviving spouse ' s remaining life expectancy using the surviving spouse ' s birthday for each distribution calendar year after the calendar year of the contract owner ' s death.  For calendar years after the death of the contract owner ' s surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse ' s age in the calendar year of the spouse ' s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse ' s death;

b)
if the designated beneficiary is not the contract owner ' s surviving spouse, the applicable distribution period is the designated beneficiary ' s remaining life expectancy using the designated beneficiary ' s birthday in the calendar year immediately following the calendar year of the contract owner ' s death, reduced by one for each calendar year that elapsed thereafter; and

c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner ' s death.

If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

a)
if the designated beneficiary is the contract owner ' s spouse, the applicable distribution period is the surviving spouse ' s remaining life expectancy using the surviving spouse ' s birthday for each distribution calendar year after the calendar year of the contract owner ' s death.  For calendar years after the death of the contract owner ' s surviving spouse, the applicable distribution period is the greater of (a) the contract owner ' s remaining life expectancy using the contract owner ' s birthday in the calendar year of the contract owner ' s death, reduced by one for each year thereafter; or (b) the spouse ' s remaining life expectancy using the spouse ' s age in the calendar year of the spouse ' s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse ' s death;

b)
if the designated beneficiary is not the contract owner ' s surviving spouse, the applicable distribution period is the greater of (a) the contract owner ' s remaining life expectancy using the contract owner ' s birthday in the calendar year of the contract owner ' s death, reduced by one for each year thereafter; or (b) the designated beneficiary ' s remaining life expectancy using the designated beneficiary ' s birthday in the calendar year immediately following the calendar year of the contract owner ' s death, reduced by one for each calendar year that elapsed thereafter; and

c)
if there is no designated beneficiary, the applicable distribution period is the contract owner ' s remaining life expectancy using the contract owner ' s birthday in the calendar year of the contract owner ' s death, reduced by one for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For IRAs, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient ' s gross income and taxed at ordinary income tax rates.  The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution.  The owner of an IRA, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs or Simple IRAs.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."

Appendix D:  State Variations

Described below are the variations to certain prospectus disclosure resulting from state law or the instruction provided by state insurance authorities as of the date of this prospectus.  Information regarding a state's requirements does not mean that Nationwide currently offers contracts within that jurisdiction.  These variations are subject to change without notice and additional variations may be imposed as required by specific states. Please contact Nationwide or your registered representative for the most up to date information regarding state variations.

California -   For contracts issued in the State of California, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.

Hawaii -  Joint owners are not limited to spouses.

Maryland - the amount of the premium tax charged against the contract will be the amount paid on the contract's behalf.   Nationwide currently deducts such charges from a Contract Value either (1) at the time the c ontract is surrendered, or (2) at the Annuitization Date.

Massachusetts - Purchase payments, if any, after the initial purchase payment may only be made until the later of the contract owner reaching 66 years of age or the sixth contract anniversary.

New Jersey - Charitable Remainder Trust contract type is not available.

Joint owners are not limited to spouses.

Total purchase payments may not exceed $2,000,000 or ($1,000,000 if an optional rider is elected).

The calculations used to determine the amount of the death benefit if the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000 are not applicable.

If the net amount to be applied to any annuity payment option at the Annuitization Date is less than $2,000, Nationwide does not have the right to require payment in a lump sum.

New York - Joint owners are not limited to spouses.

The 3, 5, 7 and 10-year options related to market value adjustments and Guaranteed Term Options are not permitted.

Oregon - Purchase payments, if any, after the initial purchase payment may only be made until the later of the contract owner reaching 66 years of age or the sixth contract anniversary.

Joint owners are not limited to spouses.

Pennsylvania - Joint owners are not limited to spouses.

The 3, 5, 7 and 10-year options related to market value adjustments and Guaranteed Term Options are not permitted.

Nationwide will not charge against the Contract Value the amount of any premium taxes levied by a state or any other government entity upon the p urchase p ayments received by Nationwide .

Puerto Rico   - Nationwide will not charge premium taxes against the contract.

South Carolina - The cumulative total of all p urchase p ayments under this and any other annuity c ontracts(s) issued by Nationwide having the same c ontract o wner and/or Annuitant may not exceed $1,000,000 with the prior written consent of Nationwide .

Texas - The cumulative total of all p urchase p ayments under this and any other annuity c ontracts(s) issued by Nationwide having the same c ontract o wner and/or Annuitant may not exceed $1,000,000 with the prior written consent of Nationwide .

Vermont - Joint owners are not limited to spouses.

Washington - Purchase payments, if any, after the initial purchase payment may only be made until the later of the contract owner reaching 66 years of age or the sixth contract anniversary.

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2010

Individual Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-13

This Statement of Additional Information is not a prospectus. It contains additional information than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2010 .  The prospectus may be obtained from Nationwide Life Insurance Company by writing 5100 Rings Road, RR1-04-F4, Dublin, Ohio 43017-1522, or calling: 1-800-478-9727, TDD 1-800-238-3035.

General Information and History

Nationwide Variable Account-13 is a separate investment account of Nationwide Life Insurance Company ("Nationwide").   Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March 1981 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215.  Nationwide provides life insurance, annuities and retirement products.  Nationwide is admitted to do business in all states, the District of Columbia and Puerto Rico.  Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company.  Nationwide Corporation owns all of NFS's common stock and is a holding company, as well.  All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies.  The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $140 billion as of December 31, 2009.

Services

Nationwide, which has responsibility for administration of the contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each contract owner and records with respect to the Contract Value.

The custodian of the assets of the Variable Account is Nationwide.  Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds.  Nationwide, or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates.  The agreements relate to services furnished by Nationwide or an affiliate of Nationwide.  Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials and fund communications, as well as maintaining the websites and voice response systems necessary for contract owners to execute trades in the funds.  Nationwide also acts as a limited agent for the fund for purposes of accepting the trades.

See " Underlying Mutual Fund Payments " located in the prospectus.

Distribution, Promotional, and Sales Expenses

In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm ' s ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products.  Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts.  For the contracts described in the prospectus, Nationwide assumed 0.75% (of the daily net assets of the Variable Account) for marketing allowance when determining the charges for the contracts.  The actual amount of the marketing allowance may be higher or lower than this assumption.  If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference.  Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid.  Any excess would be spent on additional marketing for the contracts.  For more information about marketing allowance or how a particular selling firm uses marketing allowances, please consult with your registered representative.

1

Independent Registered Public Accounting Firm

The financial statements of Nationwide Variable Account-13 and the consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.  The audit report of KPMG LLP covering the December 31, 2009 consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries contains an explanatory paragraph that states that Nationwide Life Insurance Company and subsidiaries changed its method of evaluating other-than-temporary impairments of debt securities due to the adoption of new accounting requirements issued by the FASB, as of January 1, 2009 .   KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.

Purchase of Securities Being Offered

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold.  Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority ( " FINRA " ).

Underwriters

The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide.  For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.  During the fiscal years ended December 31, 2009 , 2008 and 2007 , no underwriting commissions have been paid by Nationwide to NISC.

Advertising

Money Market Yields

Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account.  Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund ' s units.  The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC.  Thus, effective yield will be slightly higher than yield, due to the compounding.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations.  Performance information is annualized.  However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized.  Performance information is based on historical earnings and is not intended to predict or project future results.

Standardized performance will reflect the maximum Variable Account charges possible under the contract, the Contract Maintenance Charge, and the standard CDSC schedule.  Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract.  The expense assumptions will be stated in the advertisement.

Additional Materials

Nationwide may provide information on various topics to contract owners and prospective contract owners in advertising, sales literature or other materials.

Performance Comparisons

Each Sub-Account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts ' Sub-Accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Annuity Payments

See "Frequency and Amount of Annuity Payments" located in the prospectus.

2

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account-13:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-13 (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2009, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2009, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/    KPMG LLP

Columbus, Ohio

March 10, 2010

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2009

Assets:
Investments at fair value:
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
474 shares (cost $10,734)	$13,246
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
6,246 shares (cost $161,302)	207,173
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
35,696 shares (cost $1,169,367)	1,618,117
Series Fund - Mid Cap Value Portfolio - Class VC (LOVMCV)
1,842 shares (cost $18,669)	24,409
Value Series - Service Class (MVFSC)
101,027 shares (cost $1,241,685)	1,179,994
U.S. Real Estate Portfolio - Class I (MSVRE)
45,565 shares (cost $368,717)	462,485
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
2,144 shares (cost $22,469)	22,817
V.I. Capital Development Fund - Series I (AVCDI)
383 shares (cost $3,508)	4,324
VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
59 shares (cost $1,069)	787
VP Inflation Protection Fund - Class II (ACVIP2)
344,267 shares (cost $3,616,504)	3,693,988
VP International Fund - Class III (ACVI3)
37,618 shares (cost $219,958)	290,787
VP Mid Cap Value Fund - Class I (ACVMV1)
60,364 shares (cost $562,260)	731,614
VP Value Fund - Class I (ACVV)
1,538 shares (cost $10,345)	8,118
VP Vista(SM) Fund - Class I (ACVVS1)
297 shares (cost $6,170)	3,922
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
45,204 shares (cost $354,390)	440,735
Stock Index Fund, Inc. - Initial Shares (DSIF)
4,352 shares (cost $155,979)	114,509
Appreciation Portfolio - Initial Shares (DCAP)
21,069 shares (cost $622,289)	661,553
(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

VIP Fund - Contrafund Portfolio - Service Class (FCS)
55,559 shares (cost $883,492)	$1,141,729
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)
874 shares (cost $20,352)	14,633
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
18,679 shares (cost $232,456)	231,430
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
2,202 shares (cost $37,313)	55,947
VIP Fund - Money Market Portfolio - Service Class 2 (FMMP2)
411,710 shares (cost $411,710)	411,710
VIP Fund - Overseas Portfolio - Service Class R (FOSR)
25,854 shares (cost $501,494)	387,036
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
13,644 shares (cost $148,435)	174,237
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
204,180 shares (cost $1,594,968)	1,986,674
Templeton Foreign Securities Fund - Class 2 (TIF2)
1,739 shares (cost $26,107)	23,390
Templeton Foreign Securities Fund - Class 3 (TIF3)
21,232 shares (cost $307,303)	283,873
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
93,675 shares (cost $1,603,128)	1,623,393
ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)
3,826 shares (cost $44,789)	47,248
International Portfolio - S Class Shares (AMINS)
45,673 shares (cost $531,753)	434,346
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
10,837 shares (cost $175,629)	230,184
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
8,462 shares (cost $73,257)	86,733
Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)
1,268 shares (cost $12,968)	18,262
High Yield Portfolio - Administrative Class (PMVHYA)
61,392 shares (cost $467,683)	446,931
Low Duration Portfolio - Administrative Class (PMVLDA)
445,205 shares (cost $4,555,575)	4,501,024
Total Return Portfolio - Administrative Class (PMVTRA)
311,874 shares (cost $3,263,199)	3,374,477
(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

Putnam VT Small Cap Value Fund - IB Shares (PVTSCB)
285 shares (cost $4,754)	$3,122
Growth and Income Portfolio - Class I (ACGI)
35,866 shares (cost $641,435)	587,127
Blue Chip Growth Portfolio - II (TRBCG2)
83,560 shares (cost $562,233)	793,821
Equity Income Portfolio - II (TREI2)
450 shares (cost $10,841)	7,929
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
178,010 shares (cost $1,472,339)	1,642,194

Total Investments	27,986,028
Total Assets	27,986,028

Accounts Payable	2,546

$27,983,482

Contract Owners’ Equity:
Accumulation units	27,983,482

Total Contract Owners’ Equity (note 5)	$27,983,482

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF OPERATIONS

Year Ended December 31, 2009

Investment Activity:	Total	JABS	JACAS	JAIGS2	LOVGI	LOVMCV	MVFSC	MSVRE

Reinvested dividends	$637,064	323	26	4,074	-	106	14,533	15,009
Mortality and expense risk charges (note 2)	(87,334)	(63)	(698)	(3,434)	(1)	(73)	(4,480)	(1,864)

Net investment income (loss)	549,730	260	(672)	640	(1)	33	10,053	13,145

Realized gain (loss) on investments	(1,335,325)	7	(8,839)	(661)	(11,488)	750	(219,040)	(348,587)
Change in unrealized gain (loss) on investments	5,094,263	1,945	80,503	455,763	11,356	4,580	432,252	477,141

Net gain (loss) on investments	3,758,938	1,952	71,664	455,102	(132)	5,330	213,212	128,554

Reinvested capital gains	424,765	429	-	23,609	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$4,733,433	2,641	70,992	479,351	(133)	5,363	223,265	141,699

Investment Activity:	PMVFAD	AVBVI	AVCDI	AVSCE	ALVIVA	ALVSVA	ACVIP2	ACVI3

Reinvested dividends	$131	-	-	-	-	7	38,041	6,453
Mortality and expense risk charges (note 2)	(31)	(42)	(14)	(1,288)	-	(1)	(6,085)	(1,161)

Net investment income (loss)	100	(42)	(14)	(1,288)	-	6	31,956	5,292

Realized gain (loss) on investments	2	(1)	936	70,672	(1)	(2)	8,820	5,454
Change in unrealized gain (loss) on investments	348	-	681	-	1	205	97,535	70,829

Net gain (loss) on investments	350	(1)	1,617	70,672	-	203	106,355	76,283

Reinvested capital gains	359	-	-	-	-	27	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$809	(43)	1,603	69,384	-	236	138,311	81,575

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	ACVMV1	ACVV	ACVVS1	DVSCS	DSIF	DCAP	FCS	FEIS

Reinvested dividends	$27,996	389	-	73	2,035	17,522	12,346	276
Mortality and expense risk charges (note 2)	(3,404)	(24)	(11)	(1,027)	(337)	(2,818)	(2,993)	(42)

Net investment income (loss)	24,592	365	(11)	(954)	1,698	14,704	9,353	234

Realized gain (loss) on investments	83,472	(8,891)	(9)	21,827	(204)	(174,717)	(3,467)	(13,573)
Change in unrealized gain (loss) on investments	171,253	9,848	730	88,342	16,066	257,140	307,860	16,196

Net gain (loss) on investments	254,725	957	721	110,169	15,862	82,423	304,393	2,623

Reinvested capital gains	-	-	-	497	5,992	51,129	275	-

Net increase (decrease) in contract owners’ equity resulting from operations	$279,317	1,322	710	109,712	23,552	148,256	314,021	2,857

Investment Activity:	FGS	FIGBS	FMCS	FMMP2	FOS	FOSR	FTVSV2	FTVDM2

Reinvested dividends	$-	9,341	283	20,121	-	6,983	9,774	-
Mortality and expense risk charges (note 2)	-	(1,411)	(158)	(10,452)	-	(1,545)	(1,551)	-

Net investment income (loss)	-	7,930	125	9,669	-	5,438	8,223	-

Realized gain (loss) on investments	143	56,038	43	-	295	(137,662)	78,621	(4,221)
Change in unrealized gain (loss) on investments	-	2,818	15,051	-	-	213,351	45,408	4,267

Net gain (loss) on investments	143	58,856	15,094	-	295	75,689	124,029	46

Reinvested capital gains	-	573	251	-	-	1,237	26,917	-

Net increase (decrease) in contract owners’ equity resulting from operations	$143	67,359	15,470	9,669	295	82,364	159,169	46

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	FTVDM3	TIF2	TIF3	FTVGI3	FTVGS2	SBVSG	SBVSG2	AMINS

Reinvested dividends	$14,430	618	10,337	123,806	-	-	-	13,676
Mortality and expense risk charges (note 2)	(3,773)	(67)	(1,110)	(2,800)	(1)	(265)	-	(1,725)

Net investment income (loss)	10,657	551	9,227	121,006	(1)	(265)	-	11,951

Realized gain (loss) on investments	(149,172)	(1,146)	(77,073)	(22)	(4,228)	(3,835)	(1)	(145,014)
Change in unrealized gain (loss) on investments	620,985	6,266	140,957	19,911	4,431	716	1	259,578

Net gain (loss) on investments	471,813	5,120	63,884	19,889	203	(3,119)	-	114,564

Reinvested capital gains	1,353	763	12,496	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$483,823	6,434	85,607	140,895	202	(3,384)	-	126,515

Investment Activity:	AMCG	AMFAS	OVGR	OVHI	OVSC	PMVHYA	PMVLDA	PMVTRA

Reinvested dividends	$-	-	-	-	6,974	35,675	73,939	151,410
Mortality and expense risk charges (note 2)	(862)	(153)	(11)	-	(1,406)	(1,693)	(8,922)	(11,397)

Net investment income (loss)	(862)	(153)	(11)	-	5,568	33,982	65,017	140,013

Realized gain (loss) on investments	3,868	508	1,566	(21,394)	(308,065)	(58,262)	(5,215)	44,859
Change in unrealized gain (loss) on investments	54,555	13,476	-	21,664	387,596	158,964	(16,157)	79,570

Net gain (loss) on investments	58,423	13,984	1,566	270	79,531	100,702	(21,372)	124,429

Reinvested capital gains	-	-	-	-	-	-	199,116	99,742

Net increase (decrease) in contract owners’ equity resulting from operations	$57,561	13,831	1,555	270	85,099	134,684	242,761	364,184

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	PVTSCB	ACGI	TRBCG2	TREI2	WRASP

Reinvested dividends	$43	20,198	-	116	-
Mortality and expense risk charges (note 2)	(8)	(1,906)	(3,730)	(22)	(2,475)

Net investment income (loss)	35	18,292	(3,730)	94	(2,475)

Realized gain (loss) on investments	(11)	(87,434)	78,775	(18)	272
Change in unrealized gain (loss) on investments	718	170,466	217,741	1,501	169,855

Net gain (loss) on investments	707	83,032	296,516	1,483	170,127

Reinvested capital gains	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$742	101,324	292,786	1,577	167,652

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2009 and 2008

	Total		JABS		JACAS		JAIGS2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$549,730	450,473	260	1,426	(672)	(4,908)	640	2,435
Realized gain (loss) on investments	(1,335,325)	(3,007,120)	7	(31,875)	(8,839)	(195,473)	(661)	(3,516)
Change in unrealized gain (loss) on investments	5,094,263	(4,876,887)	1,945	59	80,503	(443,348)	455,763	(31,133)
Reinvested capital gains	424,765	1,069,221	429	8,271	-	-	23,609	15,756

Net increase (decrease) in contract owners’ equity resulting from operations	4,733,433	(6,364,313)	2,641	(22,119)	70,992	(643,729)	479,351	(16,458)

Equity transactions:
Purchase payments received from contract owners (note 3)	11,076,135	3,833,167	-	400,000	16,185	72,962	3,095	400,000
Transfers between funds	-	-	-	(379,119)	40,290	(416,225)	620,000	32,606
Redemptions (note 3)	(3,931,092)	(6,940,239)	-	(859)	(43,969)	(385,629)	(923)	(856)
Adjustments to maintain reserves	(3,183)	(1,999)	(1)	(2)	(115)	(1)	(11)	14

Net equity transactions	7,141,860	(3,109,071)	(1)	20,020	12,391	(728,893)	622,161	431,764

Net change in contract owners’ equity	11,875,293	(9,473,384)	2,640	(2,099)	83,383	(1,372,622)	1,101,512	415,306
Contract owners’ equity beginning of period	16,108,189	25,581,573	10,603	12,702	123,792	1,496,414	516,590	101,284

Contract owners’ equity end of period	$27,983,482	16,108,189	13,243	10,603	207,175	123,792	1,618,102	516,590

CHANGES IN UNITS:
Beginning units	1,436,073	1,590,476	813	813	9,948	66,715	42,679	3,985
Units purchased	2,691,897	1,072,568	-	39,904	5,284	22,495	32,292	39,109
Units redeemed	(2,167,653)	(1,226,971)	-	(39,904)	(3,782)	(79,262)	(55)	(415)

Ending units	1,960,317	1,436,073	813	813	11,450	9,948	74,916	42,679

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	LOVGI		LOVMCV		MVFSC		MSVRE

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(1)	220	33	3,652	10,053	11,169	13,145	27,019
Realized gain (loss) on investments	(11,488)	(6,209)	750	(328,567)	(219,040)	(65,570)	(348,587)	(333,887)
Change in unrealized gain (loss) on investments	11,356	(8,247)	4,580	79,259	432,252	(604,116)	477,141	(302,099)
Reinvested capital gains	-	77	-	18,400	-	70,796	-	332,310

Net increase (decrease) in contract owners’ equity resulting from operations	(133)	(14,159)	5,363	(227,256)	223,265	(587,721)	141,699	(276,657)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	533	3,060	59,575	67,909	90,966	10,145	49,627
Transfers between funds	-	(79,476)	181	(248,540)	81,414	247,468	(48,475)	(36,398)
Redemptions (note 3)	(16,056)	(412)	(3,539)	(138,274)	(363,460)	(476,377)	(151,118)	(246,322)
Adjustments to maintain reserves	6	9	(14)	20	(370)	7	(795)	(15)

Net equity transactions	(16,050)	(79,346)	(312)	(327,219)	(214,507)	(137,936)	(190,243)	(233,108)

Net change in contract owners’ equity	(16,183)	(93,505)	5,051	(554,475)	8,758	(725,657)	(48,544)	(509,765)
Contract owners’ equity beginning of period	16,183	109,688	19,356	573,831	1,171,208	1,896,865	511,021	1,020,786

Contract owners’ equity end of period	$-	16,183	24,407	19,356	1,179,966	1,171,208	462,477	511,021

CHANGES IN UNITS:
Beginning units	1,383	5,944	1,646	29,559	88,887	96,364	32,422	40,037
Units purchased	-	-	315	6,237	16,308	30,632	10,114	12,808
Units redeemed	(1,383)	(4,561)	(316)	(34,150)	(31,772)	(38,109)	(19,579)	(20,423)

Ending units	-	1,383	1,645	1,646	73,423	88,887	22,957	32,422

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	PMVFAD		AVBVI		AVCDI		AVSCE

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$100	-	(42)	-	(14)	(2,124)	(1,288)	-
Realized gain (loss) on investments	2	-	(1)	-	936	(306,489)	70,672	-
Change in unrealized gain (loss) on investments	348	-	-	-	681	(69,262)	-	-
Reinvested capital gains	359	-	-	-	-	62,617	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	809	-	(43)	-	1,603	(315,258)	69,384	-

Equity transactions:
Purchase payments received from contract owners (note 3)	22,009	-	-	-	3,369	34,766	-	-
Transfers between funds	-	-	43	-	(17)	(245,146)	(68,801)	-
Redemptions (note 3)	-	-	-	-	(3,676)	(163,771)	(581)	-
Adjustments to maintain reserves	(7)	-	-	-	(29)	1	(2)	-

Net equity transactions	22,002	-	43	-	(353)	(374,150)	(69,384)	-

Net change in contract owners’ equity	22,811	-	-	-	1,250	(689,408)	-	-
Contract owners’ equity beginning of period	-	-	-	-	3,065	692,473	-	-

Contract owners’ equity end of period	$22,811	-	-	-	4,315	3,065	-	-

CHANGES IN UNITS:
Beginning units	-	-	-	-	262	31,320	-	-
Units purchased	2,085	-	24,091	-	318	7,022	114,213	-
Units redeemed	-	-	(24,091)	-	(320)	(38,080)	(114,213)	-

Ending units	2,085	-	-	-	260	262	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	ALVIVA		ALVSVA		ACVIP2		ACVI3

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$-	306	6	6	31,956	85,424	5,292	-
Realized gain (loss) on investments	(1)	(14,488)	(2)	-	8,820	(40,064)	5,454	-
Change in unrealized gain (loss) on investments	1	(15,568)	205	(390)	97,535	(70,585)	70,829	-
Reinvested capital gains	-	2,358	27	79	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	(27,392)	236	(305)	138,311	(25,225)	81,575	-

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	23,439	111,178	2,509	-
Transfers between funds	-	(19,893)	-	-	3,219,798	(1,036,967)	(32,718)	330,791
Redemptions (note 3)	-	(291)	-	-	(229,214)	(635,583)	(91,034)	(25)
Adjustments to maintain reserves	-	(29)	(4)	(1)	(732)	198	(318)	(1)

Net equity transactions	-	(20,213)	(4)	(1)	3,013,291	(1,561,174)	(121,561)	330,765

Net change in contract owners’ equity	-	(47,605)	232	(306)	3,151,602	(1,586,399)	(39,986)	330,765
Contract owners’ equity beginning of period	-	47,605	549	855	541,630	2,128,029	330,765	-

Contract owners’ equity end of period	$-	-	781	549	3,693,232	541,630	290,779	330,765

CHANGES IN UNITS:
Beginning units	-	1,542	39	39	44,701	172,023	58,014	-
Units purchased	-	-	-	-	250,989	12,719	3,440	58,018
Units redeemed	-	(1,542)	-	-	(19,061)	(140,041)	(23,169)	(4)

Ending units	-	-	39	39	276,629	44,701	38,285	58,014

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	ACVMV1		ACVV		ACVVS1		DVSCS

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$24,592	(22)	365	714	(11)	(32)	(954)	40
Realized gain (loss) on investments	83,472	(2,396)	(8,891)	(15,240)	(9)	(3,182)	21,827	(2,813)
Change in unrealized gain (loss) on investments	171,253	(765)	9,848	(2,183)	730	(3,685)	88,342	(1,315)
Reinvested capital gains	-	-	-	4,430	-	485	497	1,077

Net increase (decrease) in contract owners’ equity resulting from operations	279,317	(3,183)	1,322	(12,279)	710	(6,414)	109,712	(3,011)

Equity transactions:
Purchase payments received from contract owners (note 3)	6,856	-	-	278	-	-	(669)	-
Transfers between funds	28,060	583,097	-	(65,290)	-	(2,925)	372,248	(2,366)
Redemptions (note 3)	(172,651)	(37)	(11,372)	(255)	-	-	(43,378)	-
Adjustments to maintain reserves	(619)	(17)	-	(3)	8	1	(16)	-

Net equity transactions	(138,354)	583,043	(11,372)	(65,270)	8	(2,924)	328,185	(2,366)

Net change in contract owners’ equity	140,963	579,860	(10,050)	(77,549)	718	(9,338)	437,897	(5,377)
Contract owners’ equity beginning of period	590,643	10,783	18,165	95,714	3,207	12,545	2,833	8,210

Contract owners’ equity end of period	$731,606	590,643	8,115	18,165	3,925	3,207	440,730	2,833

CHANGES IN UNITS:
Beginning units	59,552	818	1,409	5,420	362	725	201	401
Units purchased	67,563	59,147	-	-	1	-	34,187	-
Units redeemed	(70,103)	(413)	(882)	(4,011)	-	(363)	(9,161)	(200)

Ending units	57,012	59,552	527	1,409	363	362	25,227	201

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	DSIF		DCAP		FQB		FCS

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$1,698	2,163	14,704	14,335	-	3,692	9,353	4,973
Realized gain (loss) on investments	(204)	9,508	(174,717)	(30,849)	-	(15,202)	(3,467)	(5,850)
Change in unrealized gain (loss) on investments	16,066	(67,022)	257,140	(350,905)	-	(870)	307,860	(33,802)
Reinvested capital gains	5,992	-	51,129	66,523	-	-	275	2,771

Net increase (decrease) in contract owners’ equity resulting from operations	23,552	(55,351)	148,256	(300,896)	-	(12,380)	314,021	(31,908)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	57,170	50,129	-	275,000	-	346,551
Transfers between funds	-	(76,228)	(36,037)	203,529	-	(299,123)	400,000	7,606
Redemptions (note 3)	-	-	(235,112)	(282,277)	-	(621)	(961)	(712)
Adjustments to maintain reserves	11	(1)	(316)	36	-	(10)	(11)	(22)

Net equity transactions	11	(76,229)	(214,295)	(28,583)	-	(24,754)	399,028	353,423

Net change in contract owners’ equity	23,563	(131,580)	(66,039)	(329,479)	-	(37,134)	713,049	321,515
Contract owners’ equity beginning of period	90,949	222,529	727,577	1,057,056	-	37,134	428,672	107,157

Contract owners’ equity end of period	$114,512	90,949	661,538	727,577	-	-	1,141,721	428,672

CHANGES IN UNITS:
Beginning units	8,190	12,552	64,436	65,645	-	3,069	33,484	4,789
Units purchased	1	-	16,725	23,993	-	28,807	32,550	29,076
Units redeemed	-	(4,362)	(33,172)	(25,202)	-	(31,876)	(70)	(381)

Ending units	8,191	8,190	47,989	64,436	-	-	65,964	33,484

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FEIS		FGS		FIGBS		FMCS

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$234	624	-	-	7,930	2,707	125	(163)
Realized gain (loss) on investments	(13,573)	(7,894)	143	-	56,038	(1,250)	43	(79,609)
Change in unrealized gain (loss) on investments	16,196	(18,364)	-	-	2,818	(4,444)	15,051	71
Reinvested capital gains	-	49	-	-	573	59	251	22,293

Net increase (decrease) in contract owners’ equity resulting from operations	2,857	(25,585)	143	-	67,359	(2,928)	15,470	(57,408)

Equity transactions:
Purchase payments received from contract owners (note 3)	3,095	460	(1,322)	-	148,503	44	1,547	325,000
Transfers between funds	-	(10,231)	352	-	(26,521)	(10,818)	-	(375,336)
Redemptions (note 3)	(13,993)	(382)	-	-	(18,219)	(339)	(24)	(629)
Adjustments to maintain reserves	13	(38)	827	-	(2)	(16)	(16)	17

Net equity transactions	(10,885)	(10,191)	(143)	-	103,761	(11,129)	1,507	(50,948)

Net change in contract owners’ equity	(8,028)	(35,776)	-	-	171,120	(14,057)	16,977	(108,356)
Contract owners’ equity beginning of period	22,660	58,436	-	-	60,310	74,367	38,961	147,317

Contract owners’ equity end of period	$14,632	22,660	-	-	231,430	60,310	55,938	38,961

CHANGES IN UNITS:
Beginning units	2,112	3,112	-	-	5,139	6,108	4,136	9,427
Units purchased	229	-	20	-	82,239	-	123	38,993
Units redeemed	(1,286)	(1,000)	(20)	-	(70,270)	(969)	(2)	(44,284)

Ending units	1,055	2,112	-	-	17,108	5,139	4,257	4,136

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FMMP2		FOS		FOSR		FTVSV2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$9,669	10,696	-	-	5,438	13,079	8,223	498
Realized gain (loss) on investments	-	-	295	-	(137,662)	(26,783)	78,621	(1,661)
Change in unrealized gain (loss) on investments	-	-	-	-	213,351	(552,160)	45,408	(26,273)
Reinvested capital gains	-	-	-	-	1,237	114,059	26,917	4,784

Net increase (decrease) in contract owners’ equity resulting from operations	9,669	10,696	295	-	82,364	(451,805)	159,169	(22,652)

Equity transactions:
Purchase payments received from contract owners (note 3)	10,501,704	22,700	(4,078)	-	11,748	70,840	1,547	21,859
Transfers between funds	(11,774,772)	2,063,949	2,841	-	(59,738)	(92,239)	(14,896)	(5,856)
Redemptions (note 3)	(67,811)	(752,805)	-	-	(117,499)	(227,220)	(10,277)	(230)
Adjustments to maintain reserves	15	(14)	942	-	(119)	(21)	(26)	8

Net equity transactions	(1,340,864)	1,333,830	(295)	-	(165,608)	(248,640)	(23,652)	15,781

Net change in contract owners’ equity	(1,331,195)	1,344,526	-	-	(83,244)	(700,445)	135,517	(6,871)
Contract owners’ equity beginning of period	1,742,912	398,386	-	-	470,287	1,170,732	38,705	45,576

Contract owners’ equity end of period	$411,717	1,742,912	-	-	387,043	470,287	174,222	38,705

CHANGES IN UNITS:
Beginning units	150,801	35,370	-	-	49,207	68,460	2,768	2,178
Units purchased	1,193,348	201,118	4	-	5,084	13,091	44,909	1,029
Units redeemed	(1,308,559)	(85,687)	(4)	-	(22,150)	(32,344)	(37,982)	(439)

Ending units	35,590	150,801	-	-	32,141	49,207	9,695	2,768

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FTVDM2		FTVDM3		TIF2		TIF3

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$-	236	10,657	10,754	551	477	9,227	9,734
Realized gain (loss) on investments	(4,221)	(818)	(149,172)	(44,887)	(1,146)	4	(77,073)	(1,447)
Change in unrealized gain (loss) on investments	4,267	(8,403)	620,985	(362,902)	6,266	(14,472)	140,957	(278,596)
Reinvested capital gains	-	2,050	1,353	90,396	763	2,290	12,496	44,349

Net increase (decrease) in contract owners’ equity resulting from operations	46	(6,935)	483,823	(306,639)	6,434	(11,701)	85,607	(225,960)

Equity transactions:
Purchase payments received from contract owners (note 3)	(1,618)	64	8,906	24,604	(3,278)	-	3,839	28,635
Transfers between funds	1,209	(1,838)	1,280,668	149,164	2,111	-	(28,914)	20,999
Redemptions (note 3)	(4,335)	(151)	(83,892)	(131,399)	-	-	(88,931)	(125,627)
Adjustments to maintain reserves	11	(1)	(112)	24	996	(1)	(280)	(5)

Net equity transactions	(4,733)	(1,926)	1,205,570	42,393	(171)	(1)	(114,286)	(75,998)

Net change in contract owners’ equity	(4,687)	(8,861)	1,689,393	(264,246)	6,263	(11,702)	(28,679)	(301,958)
Contract owners’ equity beginning of period	4,687	13,548	297,266	561,512	17,129	28,831	312,548	614,506

Contract owners’ equity end of period	$-	4,687	1,986,659	297,266	23,392	17,129	283,869	312,548

CHANGES IN UNITS:
Beginning units	246	336	30,187	26,870	1,201	1,201	33,624	39,230
Units purchased	1	-	100,466	15,888	4	-	2,660	15,835
Units redeemed	(247)	(90)	(13,577)	(12,571)	(4)	-	(13,931)	(21,441)

Ending units	-	246	117,076	30,187	1,201	1,201	22,353	33,624

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FTVGI3		FTVGS2		SBVSG		SBVSG2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$121,006	686	(1)	263	(265)	(2)	-	(114)
Realized gain (loss) on investments	(22)	1,253	(4,228)	(1,570)	(3,835)	-	(1)	(21,515)
Change in unrealized gain (loss) on investments	19,911	(491)	4,431	(9,851)	716	1,743	1	(1)
Reinvested capital gains	-	-	-	1,313	-	-	-	1,599

Net increase (decrease) in contract owners’ equity resulting from operations	140,895	1,448	202	(9,845)	(3,384)	1,741	-	(20,031)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	(26,057)	-	263	1,547	30,331	-	20,032
Transfers between funds	1,470,000	(7,718)	-	(4,420)	17,037	-	-	-
Redemptions (note 3)	(919)	-	(9,464)	(269)	(24)	-	-	-
Adjustments to maintain reserves	(14)	2	2	(27)	(3)	1	-	(1)

Net equity transactions	1,469,067	(33,773)	(9,462)	(4,453)	18,557	30,332	-	20,031

Net change in contract owners’ equity	1,609,962	(32,325)	(9,260)	(14,298)	15,173	32,073	-	-
Contract owners’ equity beginning of period	13,422	45,747	9,260	23,558	32,073	-	-	-

Contract owners’ equity end of period	$1,623,384	13,422	-	9,260	47,246	32,073	-	-

CHANGES IN UNITS:
Beginning units	1,034	3,741	782	1,147	5,315	-	-	-
Units purchased	104,774	-	-	-	37,006	5,315	-	-
Units redeemed	(67)	(2,707)	(782)	(365)	(36,818)	-	-	-

Ending units	105,741	1,034	-	782	5,503	5,315	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	AMINS		AMCG		AMFAS		OVGR

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$11,951	(3,443)	(862)	-	(153)	(1,658)	(11)	(3,483)
Realized gain (loss) on investments	(145,014)	(214,380)	3,868	-	508	(180,933)	1,566	(433,526)
Change in unrealized gain (loss) on investments	259,578	(313,070)	54,555	-	13,476	(19,337)	-	(308,041)
Reinvested capital gains	-	523	-	-	-	13,589	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	126,515	(530,370)	57,561	-	13,831	(188,339)	1,555	(745,050)

Equity transactions:
Purchase payments received from contract owners (note 3)	12,428	58,638	2,046	-	3,170	21,227	13,015	81,219
Transfers between funds	(25,006)	42,889	(4,294)	231,689	73,799	(235,220)	77	(621,316)
Redemptions (note 3)	(134,461)	(276,769)	(56,594)	-	(4,067)	(128,442)	(14,646)	(417,748)
Adjustments to maintain reserves	(112)	(565)	(217)	5	(2)	(15)	(1)	(25)

Net equity transactions	(147,151)	(175,807)	(59,059)	231,694	72,900	(342,450)	(1,555)	(957,870)

Net change in contract owners’ equity	(20,636)	(706,177)	(1,498)	231,694	86,731	(530,789)	-	(1,702,920)
Contract owners’ equity beginning of period	454,975	1,161,152	231,694	-	-	530,789	-	1,702,920

Contract owners’ equity end of period	$434,339	454,975	230,196	231,694	86,731	-	-	-

CHANGES IN UNITS:
Beginning units	57,596	78,383	17,972	-	-	34,459	-	97,629
Units purchased	5,237	22,132	738	17,972	8,233	3,867	1,411	21,589
Units redeemed	(21,784)	(42,919)	(5,083)	-	(605)	(38,326)	(1,411)	(119,218)

Ending units	41,049	57,596	13,627	17,972	7,628	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	OVGS3		OVHI3		OVHI		OVSC

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$-	(1)	-	-	-	2,069	5,568	1,426
Realized gain (loss) on investments	-	1,667	-	(221)	(21,394)	(8,268)	(308,065)	(57,895)
Change in unrealized gain (loss) on investments	-	(2,219)	-	215	21,664	(18,361)	387,596	(464,527)
Reinvested capital gains	-	-	-	-	-	-	-	63,207

Net increase (decrease) in contract owners’ equity resulting from operations	-	(553)	-	(6)	270	(24,560)	85,099	(457,789)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	288	13,483	66,610
Transfers between funds	-	(60,976)	-	(4,751)	-	(38,010)	(708,300)	151,648
Redemptions (note 3)	-	-	-	-	(5,609)	(436)	(166,752)	(318,715)
Adjustments to maintain reserves	-	2	-	5	1	(20)	(405)	(22)

Net equity transactions	-	(60,974)	-	(4,746)	(5,608)	(38,178)	(861,974)	(100,479)

Net change in contract owners’ equity	-	(61,527)	-	(4,752)	(5,338)	(62,738)	(776,875)	(558,268)
Contract owners’ equity beginning of period	-	61,527	-	4,752	5,338	68,076	795,139	1,353,407

Contract owners’ equity end of period	$-	-	-	-	-	5,338	18,264	795,139

CHANGES IN UNITS:
Beginning units	-	4,115	-	493	1,634	4,437	61,042	64,300
Units purchased	-	-	-	-	-	-	3,725	22,674
Units redeemed	-	(4,115)	-	(493)	(1,634)	(2,803)	(63,745)	(25,932)

Ending units	-	-	-	-	-	1,634	1,022	61,042

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	PMVHYA		PMVLDA		PMVTRA		PVTSCB

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$33,982	53,467	65,017	46,862	140,013	134,014	35	73
Realized gain (loss) on investments	(58,262)	(70,223)	(5,215)	(11,275)	44,859	(18,107)	(11)	(3,878)
Change in unrealized gain (loss) on investments	158,964	(162,353)	(16,157)	(60,857)	79,570	(32,038)	718	(1,346)
Reinvested capital gains	-	1,485	199,116	15,323	99,742	58,337	-	1,654

Net increase (decrease) in contract owners’ equity resulting from operations	134,684	(177,624)	242,761	(9,947)	364,184	142,206	742	(3,497)

Equity transactions:
Purchase payments received from contract owners (note 3)	11,314	36,252	25,676	75,873	84,537	683,710	-	-
Transfers between funds	13,862	(43,513)	3,197,728	517,311	724,169	(503,956)	-	(2,002)
Redemptions (note 3)	(153,110)	(241,579)	(523,106)	(487,229)	(636,389)	(1,007,016)	-	-
Adjustments to maintain reserves	(173)	(29)	(407)	(210)	(397)	(1,235)	(3)	5

Net equity transactions	(128,107)	(248,869)	2,699,891	105,745	171,920	(828,497)	(3)	(1,997)

Net change in contract owners’ equity	6,577	(426,493)	2,942,652	95,798	536,104	(686,291)	739	(5,494)
Contract owners’ equity beginning of period	440,085	866,578	1,557,799	1,462,001	2,837,620	3,523,911	2,379	7,873

Contract owners’ equity end of period	$446,662	440,085	4,500,451	1,557,799	3,373,724	2,837,620	3,118	2,379

CHANGES IN UNITS:
Beginning units	34,600	51,858	135,038	125,556	211,839	274,511	202	404
Units purchased	3,688	5,367	258,112	66,265	78,281	68,477	-	-
Units redeemed	(13,154)	(22,625)	(48,589)	(56,783)	(68,633)	(131,149)	-	(202)

Ending units	25,134	34,600	344,561	135,038	221,487	211,839	202	202

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	ACGI		TRBCG2		TREI2		WRASP

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$18,292	22,024	(3,730)	(1,101)	94	261	(2,475)	-
Realized gain (loss) on investments	(87,434)	(230,636)	78,775	(192,752)	(18)	(8,354)	272	-
Change in unrealized gain (loss) on investments	170,466	(307,960)	217,741	14,551	1,501	(1,424)	169,855	-
Reinvested capital gains	-	45,388	-	-	-	524	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	101,324	(471,184)	292,786	(179,302)	1,577	(8,993)	167,652	-

Equity transactions:
Purchase payments received from contract owners (note 3)	14,122	102,695	9,127	296,315	-	-	-	-
Transfers between funds	140,678	(287,720)	(333,076)	711,503	-	(80,633)	1,475,000	-
Redemptions (note 3)	(149,699)	(400,045)	(303,769)	(90,908)	-	-	(458)	-
Adjustments to maintain reserves	(42)	4	(317)	(12)	(10)	1	3	-

Net equity transactions	5,059	(585,066)	(628,035)	916,898	(10)	(80,632)	1,474,545	-

Net change in contract owners’ equity	106,383	(1,056,250)	(335,249)	737,596	1,567	(89,625)	1,642,197	-
Contract owners’ equity beginning of period	480,728	1,536,978	1,129,047	391,451	6,357	95,982	-	-

Contract owners’ equity end of period	$587,111	480,728	793,798	1,129,047	7,924	6,357	1,642,197	-

CHANGES IN UNITS:
Beginning units	36,764	79,517	143,629	28,423	777	7,451	-	-
Units purchased	11,931	13,836	1,587	169,153	-	-	137,611	-
Units redeemed	(12,443)	(56,589)	(73,697)	(53,947)	(1)	(6,674)	(46)	-

Ending units	36,252	36,764	71,519	143,629	776	777	137,565	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-13

NOTES TO FINANCIAL STATEMENTS

December 31, 2009 and 2008

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

Nationwide Variable Account-13 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July 10, 2001 and commenced operations on December 31, 2002. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through Investment Advisors.

(b) The Contracts

Only contracts without a front-end sales charge are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

BLACKROCK FUNDS

Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)*

JANUS FUNDS

Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)

Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)

Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)

Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)*

Janus Aspen Series - Research Core Portfolio - Service Shares (JACES)*

LORD ABBETT FUNDS

Series Fund - Growth and Income Portfolio - Class VC (LOVGI)*

Series Fund - Mid Cap Value Portfolio - Class VC (LOVMCV)

MASSACHUSETTS FINANCIAL SERVICES CO.

Investors Growth Stock Series - Service Class (MIGSC)*

Value Series - Service Class (MVFSC)

MORGAN STANLEY

Emerging Markets Debt Portfolio - Class I (MSEM)*

U.S. Real Estate Portfolio - Class I (MSVRE)

NEUBERGER & BERMAN MANAGEMENT, INC.

Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)*

PIMCO FUNDS

Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)

Portfolios of the AIM Variable Insurance Funds

V.I. Basic Value Fund - Series I (AVBVI)*

V.I. Capital Appreciation Fund - Series I (AVCA)*

V.I. Capital Development Fund - Series I (AVCDI)

V.I. Dynamics Fund - Series I (IVD)*

V.I. Small Cap Equity Fund - Series I (AVSCE)*

Portfolios of the AllianceBernstein Variable Products Series Fund, Inc.

VPS Growth and Income Portfolio - Class A (ALVGIA)*

VPS International Value Portfolio - Class A (ALVIVA)*

VPS Real Estate Investment Portfolio - Class A (ALVREA)*

VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)

Portfolios of the American Century Variable Portfolios, Inc.

VP Income & Growth Fund - Class I (ACVIG)*

VP Inflation Protection Fund - Class II (ACVIP2)

VP International Fund - Class I (ACVI)*

VP International Fund - Class III (ACVI3)

VP Mid Cap Value Fund - Class I (ACVMV1)

VP Ultra(R) Fund - Class I (ACVU1)*

VP Value Fund - Class I (ACVV)

VP Vista(SM) Fund - Class I (ACVVS1)

Portfolios of the Dreyfus Investment Portfolios

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

Stock Index Fund, Inc. - Initial Shares (DSIF)

Portfolios of the Dreyfus Variable Investment Fund

Appreciation Portfolio - Initial Shares (DCAP)

Developing Leaders Portfolio - Initial Shares (DSC)*

Portfolios of the Federated Insurance Series

Quality Bond Fund II - Primary Shares (FQB)*

Portfolios of the Fidelity Variable Insurance Products Fund Fidelity

VIP Fund - Contrafund Portfolio - Service Class (FCS)

VIP Fund - Equity-Income Portfolio - Service Class (FEIS)

VIP Fund - Growth Portfolio - Service Class (FGS)*

VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Fund - Mid Cap Portfolio - Service Class (FMCS)

VIP Fund - Money Market Portfolio - Service Class 2 (FMMP2)

VIP Fund - Overseas Portfolio - Service Class (FOS)*

VIP Fund - Overseas Portfolio - Service Class R (FOSR)

Portfolios of the Franklin Templeton Variable Insurance Products Trust

Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)

Franklin U.S. Government Fund - Class 2 (FTVUG2)*

Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)*

Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)

Templeton Foreign Securities Fund - Class 2 (TIF2)

Templeton Foreign Securities Fund - Class 3 (TIF3)

Templeton Global Bond Securities Fund - Class 3 (FTVGI3)

Templeton Growth Securities Fund - Class 2 (FTVGS2)*

Portfolios of the Legg Mason Partners Variable Equity Trust

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13 NOTES TO FINANCIAL STATEMENTS

ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)

ClearBridge Variable Small Cap Growth Portfolio - Class II (SBVSG2)*

Portfolios of the Neuberger Berman Advisers Management Trust

International Portfolio - S Class Shares (AMINS)

Mid-Cap Growth Portfolio - I Class Shares (AMCG)

Regency Portfolio - S Class Shares (AMRS)*

Small-Cap Growth Portfolio - S Class Shares (AMFAS)

Portfolios of the Oppenheimer Variable Account Funds

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)*

Global Securities Fund/VA - Class 3 (OVGS3)*

Global Securities Fund/VA - Non-Service Shares (OVGS)*

High Income Fund/VA - Class 3 (OVHI3)*

High Income Fund/VA - Non-Service Shares (OVHI)*

Main Street Fund(R)/VA - Non-Service Shares (OVGI)*

Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)

Portfolios of the PIMCO Variable Insurance Trust

High Yield Portfolio - Administrative Class (PMVHYA)

Low Duration Portfolio - Administrative Class (PMVLDA)

Total Return Portfolio - Administrative Class (PMVTRA)

Portfolios of the Putnam Variable Trust

Putnam VT Growth and Income Fund - IB Shares (PVGIB)*

Putnam VT International Equity Fund - IB Shares (PVTIGB)*

Putnam VT Small Cap Value Fund - IB Shares (PVTSCB)

Putnam VT Voyager Fund - IB Shares (PVTVB)*

Portfolios of the Van Kampen Life Investment Trust

Comstock Portfolio - Class I (ACC1)*

Growth and Income Portfolio - Class I (ACGI)

T. ROWE PRICE

Blue Chip Growth Portfolio - II (TRBCG2)

Equity Income Portfolio - II (TREI2)

WADDELL & REED, INC.

Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)

WELLS FARGO FUNDS

Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)*

*	At December 31, 2009, contract owners were not invested in this fund.
The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2009 of such funds, which represent fair value. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

In September 2006, the FASB issued FASB ASC 820, Fair Value Measurements and Disclosures (SFAS No. 157, Fair Value Measurements). FASB ASC 820 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements and also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. FASB ASC 820 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances.

FASB ASC 820 was effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Account’s financial position or results of operations.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13 NOTES TO FINANCIAL STATEMENTS

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Account.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. No sales charges are deducted upon surrender of the contract.

The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value. The Option table below illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

Nationwide Variable Account - 13 Options	BOA Advisor
Variable Account Charges - Recurring	0.35%
Death Benefit Options:
One-Year Enhanced	0.20%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value before 81th birthday less surrenders.

Maximum Variable Account Charges*	0.55%

*	When maximum options are elected.
The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2009.

	Total	JABS	JACAS	JAIGS2	LOVGI	LOVMCV	MVFSC	MSVRE

0.35%	$68,587	$-	$439	$3,434	$1	$70	$2,619	$1,089
0.55%	18,747	63	259	-	-	3	1,861	775

Totals	$87,334	$63	$698	$3,434	$1	$73	$4,480	$1,864

	PMVFAD	AVBVI	AVCDI	AVSCE	ALVSVA	ACVIP2	ACVI3	ACVMV1

0.35%	$31	$42	$11	$1,288	$1	$5,077	$687	$2,484
0.55%	-	-	3	-	-	1,008	474	920

	$31	$42	$14	$1,288	$1	$6,085	$1,161	$3,404

	ACVV	ACVVS1	DVSCS	DSIF	DCAP	FCS	FEIS	FGS

0.35%	$24	$11	$547	$337	$1,653	$2,971	$23	$-
0.55%	-	-	480	-	1,165	22	19	-

	$24	$11	$1,027	$337	$2,818	$2,993	$42	$-

	FIGBS	FMCS	FMMP2	FOS	FOSR	FTVSV2	FTVDM2	FTVDM3

0.35%	$1,411	$158	$10,377	$-	$978	$1,520	$-	$3,292
0.55%	-	-	75	-	567	31	-	481

	$1,411	$158	$10,452	$-	$1,545	$1,551	$-	$3,773

	TIF2	TIF3	FTVGI3	FTVGS2	SBVSG	AMINS	AMCG	AMFAS

0.35%	$67	$657	$2,800	$1	$265	$995	$506	$119
0.55%	-	453	-	-	-	730	356	34

	$67	$1,110	$2,800	$1	$265	$1,725	$862	$153

	OVGR	OVHI	OVSC	PMVHYA	PMVLDA	PMVTRA	PVTSCB	ACGI

0.35%	$-	$-	$832	$1,007	$6,656	$8,309	$8	$1,138
0.55%	11	-	574	686	2,266	3,088	-	768

	$11	$-	$1,406	$1,693	$8,922	$11,397	$8	$1,906

	TRBCG2	TREI2	WRASP

0.35%	$2,155	$22	$2,475
0.55%	1,575	-	-

	$3,730	$22	$2,475

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13 NOTES TO FINANCIAL STATEMENTS

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company. Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner.

For the years ended December 31, 2009 and 2008, total transfers to the Account from the fixed account were $24,060 and $27,308, respectively, and total transfers from the Account to the fixed account were $24,729 and $27,338, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(4) Fair Value Measurement

FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•
Level 1 – Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

•
Level 2 – Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products. These funds have no unfunded commitments or restrictions and the Account always has the ability to redeem its interest in the funds with the investee at NAV daily. The investment objectives of these mutual funds are described by the fund name in note 1(b) and in more detail in the applicable product prospectus.

•
Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. The Account invests only in funds with fair value measurements in the first two levels of the fair value hierarchy.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2009:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	0	$27,986,028	0	$27,986,028
Accounts Payable of $2,546 are measured at settlement value which approximates the fair value due to the short-term nature of such liabilities.

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under FASB ASC 820.

The cost of purchases and sales of Investments for the year ended December 31, 2009 are as follows:

	Purchases of Investments	Sales of Investments
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)	$752	$59
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)	63,783	60,893
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)	650,690	4,932
Series Fund - Growth and Income Portfolio - Class VC (LOVGI)	-	27,548
Series Fund - Mid Cap Value Portfolio - Class VC (LOVMCV)	6,100	5,621
Value Series - Service Class (MVFSC)	189,359	612,829
U.S. Real Estate Portfolio - Class I (MSVRE)	118,084	643,769
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)	22,499	30
V.I. Basic Value Fund - Series I (AVBVI)	300,000	300,000
V.I. Capital Development Fund - Series I (AVCDI)	5,330	4,738
V.I. Small Cap Equity Fund - Series I (AVSCE)	789,945	789,945
VPS International Value Portfolio - Class A (ALVIVA)	-	3
VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)	33	5
VP Inflation Protection Fund - Class II (ACVIP2)	3,280,628	225,853
VP International Fund - Class III (ACVI3)	25,725	136,533
VP Mid Cap Value Fund - Class I (ACVMV1)	655,271	685,568
VP Value Fund - Class I (ACVV)	389	20,291
VP Vista(SM) Fund - Class I (ACVVS1)	-	21
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	485,770	136,201
Stock Index Fund, Inc. - Initial Shares (DSIF)	8,027	544
Appreciation Portfolio - Initial Shares (DCAP)	237,045	560,212
VIP Fund - Contrafund Portfolio - Service Class (FCS)	412,617	7,421
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)	3,370	27,610
VIP Fund - Growth Portfolio - Service Class (FGS)	6,113	6,113
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)	1,059,373	891,073
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)	2,080	141
VIP Fund - Money Market Portfolio - Service Class 2 (FMMP2)	13,832,733	15,163,927
VIP Fund - Overseas Portfolio - Service Class (FOS)	9,230	9,230
VIP Fund - Overseas Portfolio - Service Class R (FOSR)	22,639	319,241
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)	644,178	554,047
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)	-	8,968
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)	1,376,768	308,356
Templeton Foreign Securities Fund - Class 2 (TIF2)	10,205	10,210
Templeton Foreign Securities Fund - Class 3 (TIF3)	43,290	212,919
(Continued)

NATIONWIDE VARIABLE ACCOUNT-13 NOTES TO FINANCIAL STATEMENTS

Templeton Global Bond Securities Fund - Class 3 (FTVGI3)	1,593,762	3,699
Templeton Growth Securities Fund - Class 2 (FTVGS2)	-	13,695
ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)	301,537	287,077
ClearBridge Variable Small Cap Growth Portfolio - Class II (SBVSG2)	-	1
International Portfolio - S Class Shares (AMINS)	45,852	326,070
Mid-Cap Growth Portfolio - I Class Shares (AMCG)	10,128	66,188
Small-Cap Growth Portfolio - S Class Shares (AMFAS)	79,356	6,105
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)	21,527	21,532
High Income Fund/VA - Non-Service Shares (OVHI)	-	27,004
Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)	22,612	1,187,100
High Yield Portfolio - Administrative Class (PMVHYA)	79,164	231,504
Low Duration Portfolio - Administrative Class (PMVLDA)	3,538,158	579,240
Total Return Portfolio - Administrative Class (PMVTRA)	1,334,509	879,053
Putnam VT Small Cap Value Fund - IB Shares (PVTSCB)	43	20
Growth and Income Portfolio - Class I (ACGI)	172,778	236,856
Blue Chip Growth Portfolio - II (TRBCG2)	14,432	567,414
Equity Income Portfolio - II (TREI2)	116	42
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)	1,474,965	2,626

Total	$32,950,965	$26,170,077

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2009. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date*
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
2009	0.55%			813	$16.29			$13,243	2.77%	24.89%
2008	0.55%			813	13.04			10,603	1.72%	-16.52%
2007	0.55%			813	15.62			12,702	1.97%	9.68%
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
2009	0.35%	to	0.55%	11,450	18.16	to	17.9	207,175	0.01%	45.5%	to	45.21%
2008	0.35%	to	0.55%	9,948	12.48	to	12.33	123,792	0.01%	-44.5%	to	-44.62%
2007	0.35%	to	0.55%	66,715	22.49	to	22.26	1,496,414	0.21%	36.15%	to	35.88%
2006	0.35%	to	0.55%	104,890	16.52	to	16.38	1,729,252	0.15%	8.74%	to	8.52%
2005	0.35%	to	0.55%	103,685	15.19	to	15.09	1,572,270	0.00%	12.16%	to	11.94%
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
2009	0.35%			74,916	21.6			1,618,102	0.42%	78.45%
2008	0.35%			42,679	12.1			516,590	0.85%	-52.38%
2007	0.35%			3,985	25.42			101,284	0.46%	27.62%
2006	0.35%			2,733	19.92			54,429	1.41%	46.18%
Series Fund - Growth and Income Portfolio - Class VC (LOVGI)
2008	0.35%			1,383	11.7			16,183	0.98%	-36.64%
2007	0.35%	to	0.55%	5,944	18.47	to	18.28	109,688	1.31%	3.07%	to	2.87%
2006	0.35%	to	0.55%	5,496	17.92	to	17.77	98,406	1.27%	16.86%	to	16.63%
2005	0.35%	to	0.55%	5,598	15.33	to	15.24	85,784	1.00%	2.89%	to	2.68%
Series Fund - Mid Cap Value Portfolio - Class VC (LOVMCV)
2009	0.35%			1,645	14.84			24,407	0.51%	26.17%
2008	0.35%	to	0.55%	1,646	11.76	to	11.62	19,356	1.21%	-39.57%	to	-39.69%
2007	0.35%	to	0.55%	29,559	19.46	to	19.26	573,831	0.51%	0.23%	to	0.02%
2006	0.35%	to	0.55%	36,785	19.41	to	19.25	712,925	0.54%	11.84%	to	11.62%
2005	0.35%	to	0.55%	33,604	17.36	to	17.25	582,637	0.58%	7.84%	to	7.63%
Value Series - Service Class (MVFSC)
2009	0.35%	to	0.55%	73,423	16.14	to	15.91	1,179,966	1.33%	22.02%	to	21.78%
2008	0.35%	to	0.55%	88,887	13.23	to	13.06	1,171,208	1.10%	-32.98%	to	-33.11%
2007	0.35%	to	0.55%	96,364	19.73	to	19.53	1,896,865	0.51%	7.21%	to	7%
2006	0.35%	to	0.55%	42,331	18.41	to	18.25	777,745	0.82%	20.08%	to	19.84%
2005	0.35%	to	0.55%	39,338	15.33	to	15.23	601,909	0.63%	6.09%	to	5.88%
U.S. Real Estate Portfolio - Class I (MSVRE)
2009	0.35%	to	0.55%	22,957	20.23	to	19.95	462,477	3.31%	27.91%	to	27.65%
2008	0.35%	to	0.55%	32,422	15.82	to	15.62	511,021	3.64%	-38.11%	to	-38.24%
2007	0.35%	to	0.55%	40,037	25.56	to	25.3	1,020,786	1.14%	-17.36%	to	-17.53%
2006	0.35%	to	0.55%	32,916	30.93	to	30.68	1,016,261	1.11%	37.56%	to	37.29%
2005	0.35%	to	0.55%	41,247	22.48	to	22.34	925,804	1.33%	16.64%	to	16.41%
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
2009	0.35%			2,085	10.94			22,811	0.56%	9.41%
V.I. Capital Development Fund - Series I (AVCDI)
2009	0.35%			260	16.6			4,315	0.00%	41.87%
2008	0.35%	to	0.55%	262	11.7	to	11.56	3,065	0.00%	-47.21%	to	-47.32%
2007	0.35%	to	0.55%	31,320	22.16	to	21.93	692,473	0.00%	10.45%	to	10.23%
2006	0.35%	to	0.55%	34,382	20.06	to	19.9	688,595	0.00%	16.11%	to	15.88%
2005	0.35%	to	0.55%	32,359	17.28	to	17.17	558,168	0.00%	9.22%	to	9%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-13 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date*
VPS International Value Portfolio - Class A (ALVIVA)
2007	0.35%			1,542	$30.87			$47,605	1.19%	5.47%
2006	0.35%			1,552	29.27			45,429	1.40%	34.96%
2005	0.35%			1,672	21.69			36,264	0.80%	16.38%
VPS Real Estate Investment Portfolio - Class A (ALVREA)
2005	0.35%			912	21.68			19,769	2.87%	11.28%
VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
2009	0.35%			39	20.03			781	1.10%	42.36%
2008	0.35%			39	14.07			549	0.73%	-35.8%
2007	0.35%			39	21.91			855	0.00%	1.35%
2005	0.35%			1,986	18.96			37,662	0.84%	6.54%
VP Inflation Protection Fund - Class II (ACVIP2)
2009	0.35%	to	0.55%	276,629	13.36	to	13.17	3,693,232	2.27%	9.83%	to	9.61%
2008	0.35%	to	0.55%	44,701	12.16	to	12.02	541,630	5.23%	-1.93%	to	-2.13%
2007	0.35%	to	0.55%	172,023	12.4	to	12.28	2,128,029	4.53%	9.11%	to	8.89%
2006	0.35%	to	0.55%	193,573	11.37	to	11.28	2,196,709	3.34%	1.23%	to	1.03%
2005	0.35%	to	0.55%	205,890	11.23	to	11.16	2,307,446	4.54%	1.21%	to	1.01%
VP International Fund - Class III (ACVI3)
2009	0.35%	to	0.55%	38,285	7.6	to	7.58	290,779	2.27%	33.3%	to	33.03%
2008	0.35%	to	0.55%	58,014	5.7	to	5.7	330,765	0.00%	-42.96%	to	-43.04%	*
VP Mid Cap Value Fund - Class I (ACVMV1)
2009	0.35%	to	0.55%	57,012	12.87	to	12.75	731,606	3.13%	29.49%	to	29.23%
2008	0.35%	to	0.55%	59,552	9.94	to	9.87	590,643	0.02%	-24.61%	to	-24.76%
2007	0.35%			818	13.18			10,783	1.30%	-2.65%
VP Ultra(R) Fund - Class I (ACVU1)
2005	0.35%			2,643	13.66			36,101	0.00%	1.81%
VP Value Fund - Class I (ACVV)
2009	0.35%			527	15.4			8,115	4.98%	19.44%
2008	0.35%			1,409	12.89			18,165	2.21%	-27.03%
2007	0.35%	to	0.55%	5,420	17.67	to	17.49	95,714	1.39%	-5.47%	to	-5.66%
2006	0.35%	to	0.55%	4,021	18.69	to	18.54	75,115	1.44%	18.24%	to	18%
2005	0.35%	to	0.55%	2,917	15.81	to	15.71	46,084	1.19%	4.67%	to	4.46%
VP Vista(SM) Fund - Class I (ACVVS1)
2009	0.35%			363	10.81			3,925	0.00%	22.04%
2008	0.35%			362	8.86			3,207	0.00%	-48.8%
2007	0.35%			725	17.3			12,545	0.00%	39.28%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2009	0.35%	to	0.55%	25,227	17.56	to	17.31	440,730	0.03%	24.59%	to	24.34%
2008	0.35%			201	14.1			2,833	0.88%	-31.16%
2007	0.35%			401	20.47			8,210	0.00%	-1%
Stock Index Fund, Inc. - Initial Shares (DSIF)
2009	0.35%			8,191	13.98			114,512	2.11%	25.89%
2008	0.35%			8,190	11.1			90,949	2.01%	-37.36%
2007	0.35%			12,552	17.73			222,529	1.80%	4.88%
2006	0.35%			5,123	16.9			86,593	2.22%	15.09%
2005	0.35%			1,279	14.69			18,783	1.60%	4.33%
Appreciation Portfolio - Initial Shares (DCAP)
2009	0.35%	to	0.55%	47,989	13.84	to	13.65	661,538	2.58%	22.13%	to	21.88%
2008	0.35%	to	0.55%	64,436	11.33	to	11.2	727,577	1.99%	-29.8%	to	-29.94%
2007	0.35%	to	0.55%	65,645	16.15	to	15.98	1,057,056	1.93%	6.76%	to	6.54%
2006	0.35%	to	0.55%	115,323	15.12	to	15	1,740,931	1.52%	16.07%	to	15.84%
2005	0.35%	to	0.55%	125,771	13.03	to	12.95	1,635,800	0.02%	4.01%	to	3.81%
Quality Bond Fund II - Primary Shares (FQB)
2007	0.35%			3,069	12.1			37,134	4.31%	5.01%
2006	0.35%			2,661	11.52			30,660	0.00%	3.79%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-13 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date*
VIP Fund - Contrafund Portfolio - Service Class (FCS)
2009	0.35%	to	0.55%	65,964	$17.31	to	17.06	$1,141,721	1.45%	35.19%	to	34.92%
2008	0.35%	to	0.55%	33,484	12.8	to	12.65	428,672	4.04%	-42.81%	to	-42.93%
2007	0.35%	to	0.55%	4,789	22.39	to	22.16	107,157	1.00%	17.09%	to	16.86%
2006	0.35%			3,357	19.12			64,190	2.07%	11.2%
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)
2009	0.35%	to	0.55%	1,055	13.93	to	13.73	14,632	2.39%	29.58%	to	29.32%
2008	0.35%	to	0.55%	2,112	10.75	to	10.62	22,660	1.73%	-42.9%	to	-43.02%
2007	0.35%	to	0.55%	3,112	18.83	to	18.63	58,436	2.24%	1.06%	to	0.86%
2006	0.35%	to	0.55%	1,813	18.63	to	18.47	33,701	3.10%	19.66%	to	19.42%
2005	0.35%	to	0.55%	1,877	15.57	to	15.47	29,174	1.55%	5.39%	to	5.18%
VIP Fund - Growth Portfolio - Service Class (FGS)
2006	0.35%			505	14.93			7,539	0.15%	6.36%
2005	0.35%	to	0.55%	1,084	14.04	to	13.95	15,128	0.88%	5.3%	to	5.09%
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
2009	0.35%			17,108	13.53			231,430	2.17%	15.27%
2008	0.35%			5,139	11.74			60,310	4.14%	-3.68%
2007	0.35%	to	0.55%	6,108	12.18	to	12.06	74,367	3.18%	3.84%	to	3.64%
2006	0.35%	to	0.55%	3,954	11.73	to	11.64	46,350	3.83%	3.94%	to	3.73%
2005	0.35%	to	0.55%	4,027	11.29	to	11.22	45,429	3.67%	1.72%	to	1.52%
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
2009	0.35%			4,257	13.14			55,938	0.62%	39.52%
2008	0.35%			4,136	9.42			38,961	0.23%	-39.72%
2007	0.35%			9,427	15.63			147,317	0.71%	15.08%
2006	0.35%			4,658	13.58			63,252	0.39%	12.2%
VIP Fund - Money Market Portfolio - Service Class 2 (FMMP2)
2009	0.35%	to	0.55%	35,590	11.57	to	11.41	411,717	0.73%	0.12%	to	-0.08%
2008	0.35%	to	0.55%	150,801	11.56	to	11.42	1,742,912	2.64%	2.41%	to	2.21%
2007	0.35%	to	0.55%	35,370	11.29	to	11.17	398,386	4.81%	4.55%	to	4.34%
2006	0.35%	to	0.55%	43,162	10.8	to	10.71	465,232	4.51%	4.26%	to	4.06%
2005	0.35%	to	0.55%	93,161	10.35	to	10.29	962,223	2.64%	2.43%	to	2.22%
VIP Fund - Overseas Portfolio - Service Class (FOS)
2006	0.35%			417	22.71			9,468	0.00%	17.54%
VIP Fund - Overseas Portfolio - Service Class R (FOSR)
2009	0.35%	to	0.55%	32,141	12.07	to	11.96	387,043	1.82%	26.05%	to	25.8%
2008	0.35%	to	0.55%	49,207	9.58	to	9.51	470,287	1.92%	-44.07%	to	-44.19%
2007	0.35%	to	0.55%	68,460	17.12	to	17.03	1,170,732	3.13%	16.81%	to	16.58%
2006	0.35%	to	0.55%	86,943	14.66	to	14.61	1,273,494	0.90%	17.54%	to	17.3%
2005	0.35%	to	0.55%	115,078	12.47	to	12.45	1,434,600	0.00%	24.71%	to	24.54%	*
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
2009	0.35%	to	0.55%	9,695	18	to	17.74	174,222	2.20%	28.71%	to	28.45%
2008	0.35%			2,768	13.98			38,705	1.30%	-33.25%
2007	0.35%	to	0.55%	2,178	20.95	to	20.73	45,576	0.61%	-2.72%	to	-2.92%
2006	0.35%	to	0.55%	1,808	21.53	to	21.36	38,894	0.65%	16.57%	to	16.34%
2005	0.35%	to	0.55%	1,841	18.47	to	18.36	33,982	0.76%	8.39%	to	8.17%
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)
2008	0.35%			246	19.05			4,687	2.76%	-52.87%
2007	0.35%	to	0.55%	336	40.43	to	40.01	13,548	1.96%	28.33%	to	28.07%
2006	0.35%	to	0.55%	446	31.5	to	31.24	14,027	0.94%	27.64%	to	27.39%
2005	0.35%	to	0.55%	357	24.68	to	24.52	8,797	3.16%	26.98%	to	26.73%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-13 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date*
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
2009	0.35%	to	0.55%	117,076	$16.98	to	16.82	$1,986,659	1.42%	72.03%	to	71.68%
2008	0.35%	to	0.55%	30,187	9.87	to	9.8	297,266	2.80%	-52.84%	to	-52.93%
2007	0.35%	to	0.55%	26,870	20.92	to	20.81	561,512	2.66%	28.24%	to	27.99%
2006	0.35%	to	0.55%	36,600	16.32	to	16.26	596,719	1.30%	27.72%	to	27.46%
2005	0.35%	to	0.55%	42,499	12.77	to	12.76	542,769	0.23%	27.75%	to	27.58%	*
Templeton Foreign Securities Fund - Class 2 (TIF2)
2009	0.35%			1,201	19.48			23,392	3.20%	36.56%
2008	0.35%			1,201	14.26			17,129	2.36%	-40.59%
2007	0.35%			1,201	24.01			28,831	1.68%	15.05%
2006	0.35%			1,632	20.87			34,052	1.02%	21.02%
2005	0.35%	to	0.55%	1,203	17.24	to	17.13	20,741	2.96%	9.78%	to	9.56%
Templeton Foreign Securities Fund - Class 3 (TIF3)
2009	0.35%	to	0.55%	22,353	12.73	to	12.62	283,869	3.80%	36.72%	to	36.44%
2008	0.35%	to	0.55%	33,624	9.31	to	9.25	312,548	2.50%	-40.6%	to	-40.72%
2007	0.35%	to	0.55%	39,230	15.68	to	15.6	614,506	1.93%	15.04%	to	14.81%
2006	0.35%	to	0.55%	51,256	13.63	to	13.59	698,219	1.77%	21.04%	to	20.79%
2005	0.35%	to	0.55%	104,626	11.26	to	11.25	1,177,894	0.32%	12.62%	to	12.47%	*
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
2009	0.35%			105,741	15.35			1,623,384	15.58%	18.27%
2008	0.35%			1,034	12.98			13,422	3.42%	5.83%
2007	0.35%	to	0.55%	3,741	12.27	to	12.2	45,747	0.00%	10.64%	to	10.42%
Templeton Growth Securities Fund - Class 2 (FTVGS2)
2008	0.35%			782	11.84			9,260	1.85%	-42.53%
2007	0.35%	to	0.55%	1,147	20.6	to	20.39	23,558	1.33%	1.99%	to	1.78%
2006	0.35%	to	0.55%	1,174	20.2	to	20.04	23,659	1.31%	21.38%	to	21.14%
2005	0.35%	to	0.55%	1,214	16.64	to	16.54	20,168	1.14%	8.48%	to	8.27%
ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)
2009	0.35%			5,503	8.59			47,246	0.00%	42.27%
2008	0.35%			5,315	6.03			32,073	0.00%	-40.92%
International Portfolio - S Class Shares (AMINS)
2009	0.35%	to	0.55%	41,049	10.61	to	10.51	434,339	3.27%	34.04%	to	33.77%
2008	0.35%	to	0.55%	57,596	7.92	to	7.86	454,975	0.00%	-46.62%	to	-46.73%
2007	0.35%	to	0.55%	78,383	14.83	to	14.75	1,161,152	1.68%	2.85%	to	2.64%
2006	0.35%	to	0.55%	73,940	14.42	to	14.37	1,065,565	0.11%	23.02%	to	22.78%
2005	0.35%	to	0.55%	27,390	11.72	to	11.71	321,010	0.23%	17.23%	to	17.07%	*
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
2009	0.35%	to	0.55%	13,627	16.97	to	16.72	230,196	0.00%	31.14%	to	30.87%
2008	0.35%	to	0.55%	17,972	12.94	to	12.78	231,694	0.00%	-43.57%	to	-43.68%
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
2009	0.35%	to	0.55%	7,628	11.39	to	11.23	86,731	0.00%	22.32%	to	22.08%
2007	0.35%	to	0.55%	34,459	15.44	to	15.28	530,789	0.00%	0.16%	to	-0.04%
2006	0.35%	to	0.55%	36,324	15.42	to	15.29	558,975	0.00%	4.88%	to	4.67%
2005	0.35%	to	0.55%	35,403	14.7	to	14.61	519,447	0.00%	2.54%	to	2.33%
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2007	0.35%	to	0.55%	97,629	17.49	to	17.31	1,702,920	0.25%	13.75%	to	13.52%
2006	0.35%	to	0.55%	128,591	15.38	to	15.25	1,973,440	0.35%	7.57%	to	7.36%
2005	0.35%	to	0.55%	130,109	14.29	to	14.2	1,856,447	0.84%	4.73%	to	4.52%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-13 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date*
Global Securities Fund/VA - Class 3 (OVGS3)
2007	0.35%			4,115	$14.95			$61,527	1.21%	5.96%
2006	0.35%			3,486	14.11			49,189	0.81%	17.28%
2005	0.35%			212	12.03			2,551	0.00%	20.32%			*
Global Securities Fund/VA - Non-Service Shares (OVGS)
2005	0.35%			1,241	19.24			23,872	0.96%	13.91%
High Income Fund/VA - Class 3 (OVHI3)
2007	0.35%			493	9.64			4,752	0.00%	-3.62%			*
High Income Fund/VA - Non-Service Shares (OVHI)
2008	0.35%			1,634	3.27			5,338	7.21%	-78.75%
2007	0.35%	to	0.55%	4,437	15.37	to	15.21	68,076	7.13%	-0.45%	to	-0.65%
2006	0.35%	to	0.55%	4,512	15.44	to	15.31	69,566	10.04%	9.04%	to	8.82%
2005	0.35%	to	0.55%	2,551	14.16	to	14.07	36,053	6.54%	1.96%	to	1.75%
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2006	0.35%			275	16.67			4,583	0.12%	14.62%
2005	0.35%	to	0.55%	1,018	14.54	to	14.45	14,714	1.62%	5.61%	to	5.39%
Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)
2009	0.35%			1,022	17.87			18,264	2.18%	36.72%
2008	0.35%	to	0.55%	61,042	13.07	to	12.91	795,139	0.52%	-38.05%	to	-38.17%
2007	0.35%	to	0.55%	64,300	21.1	to	20.88	1,353,407	0.32%	-1.56%	to	-1.76%
2006	0.35%	to	0.55%	61,432	21.43	to	21.26	1,314,328	0.15%	14.6%	to	14.37%
2005	0.35%	to	0.55%	62,725	18.7	to	18.59	1,171,292	0.00%	9.54%	to	9.32%
High Yield Portfolio - Administrative Class (PMVHYA)
2009	0.35%	to	0.55%	25,134	17.84	to	17.59	446,662	8.70%	39.71%	to	39.43%
2008	0.35%	to	0.55%	34,600	12.77	to	12.61	440,085	7.77%	-23.79%	to	-23.95%
2007	0.35%	to	0.55%	51,858	16.76	to	16.58	866,578	7.31%	3.15%	to	2.95%
2006	0.35%	to	0.55%	62,855	16.24	to	16.11	1,019,006	7.03%	8.69%	to	8.47%
2005	0.35%	to	0.55%	71,777	14.94	to	14.85	1,070,273	6.68%	3.75%	to	3.54%
Low Duration Portfolio - Administrative Class (PMVLDA)
2009	0.35%	to	0.55%	344,561	13.08	to	12.89	4,500,451	3.17%	12.92%	to	12.69%
2008	0.35%	to	0.55%	135,038	11.58	to	11.44	1,557,799	3.93%	-0.8%	to	-1%
2007	0.35%	to	0.55%	125,556	11.67	to	11.55	1,462,001	4.63%	7%	to	6.78%
2006	0.35%	to	0.55%	139,944	10.91	to	10.82	1,524,158	4.28%	3.6%	to	3.39%
2005	0.35%	to	0.55%	153,951	10.53	to	10.47	1,617,887	3.86%	0.65%	to	0.45%
Total Return Portfolio - Administrative Class (PMVTRA)
2009	0.35%	to	0.55%	221,487	15.27	to	15.05	3,373,724	5.14%	13.63%	to	13.4%
2008	0.35%	to	0.55%	211,839	13.44	to	13.27	2,837,620	4.54%	4.38%	to	4.17%
2007	0.35%	to	0.55%	274,511	12.87	to	12.74	3,523,911	4.60%	8.36%	to	8.14%
2006	0.35%	to	0.55%	260,016	11.88	to	11.78	3,082,824	4.41%	3.48%	to	3.28%
2005	0.35%	to	0.55%	252,413	11.48	to	11.41	2,891,052	3.44%	2.07%	to	1.86%
Putnam VT Small Cap Value Fund - IB Shares (PVTSCB)
2009	0.35%			202	15.44			3,118	1.70%	31.07%
2008	0.35%			202	11.78			2,379	1.46%	-39.57%
2007	0.35%			404	19.49			7,873	0.00%	-13.03%
Growth and Income Portfolio - Class I (ACGI)
2009	0.35%	to	0.55%	36,252	16.26	to	16.03	587,111	4.27%	23.93%	to	23.68%
2008	0.35%	to	0.55%	36,764	13.12	to	12.96	480,728	2.17%	-32.27%	to	-32.41%
2007	0.35%	to	0.55%	79,517	19.38	to	19.18	1,536,978	1.48%	2.44%	to	2.23%
2006	0.35%	to	0.55%	72,151	18.92	to	18.76	1,362,295	1.15%	15.83%	to	15.6%
2005	0.35%	to	0.55%	78,812	16.33	to	16.23	1,284,696	1.00%	9.6%	to	9.38%
Blue Chip Growth Portfolio - II (TRBCG2)
2009	0.35%	to	0.55%	71,519	11.13	to	11.03	793,798	0.00%	41.3%	to	41.01%
2008	0.35%	to	0.55%	143,629	7.88	to	7.82	1,129,047	0.06%	-42.85%	to	-42.97%
2007	0.35%	to	0.55%	28,423	13.79	to	13.71	391,451	0.00%	12.09%	to	11.87%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-13 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****	Inception Date*
Equity Income Portfolio - II (TREI2)
2009	0.35%	776	$10.21	$7,924	1.75%	24.81%
2008	0.35%	777	8.18	6,357	1.41%	-36.49%
2007	0.35%	7,451	12.88	95,982	1.57%	2.67%
2006	0.35%	5,209	12.55	65,358	1.24%	18.23%
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
2009	0.35%	137,565	11.94	1,642,197	0.00%	19.38%

2009	Contract owners equity:				$27,983,482
2008	Contract owners equity:				$16,108,189
2007	Contract owners equity:				$25,581,573
2006	Contract owners equity:				$24,711,133
2005	Contract owners equity:				$23,564,680
*	Denotes the minimum and/or maximum of the total return ranges, for underlying mutual fund options that were added and funded during the reporting period. One or both of the returns presented may not be annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such case, the total return presented is representative of all units issued and outstanding at period end.
**	This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
***	This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
****	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder

Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2009 and 2008, and the related consolidated statements of income (loss), changes in equity and cash flows for each of the years in the three-year period ended December 31, 2009. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2009 and 2008, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2009, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 2 to the consolidated financial statements, the Company changed its method of evaluating other-than-temporary impairments of debt securities due to the adoption of new accounting requirements issued by the FASB, as of January 1, 2009.

/s/ KPMG LLP
Columbus, Ohio
March 1, 2010

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Income (Loss)

(in millions)

	Years ended December 31,
	2009	2008	2007
Revenues:
Policy charges	$1,245.1	$1,340.5	$1,383.9
Premiums	469.7	394.1	407.0
Net investment income	1,879.1	1,864.7	2,192.2
Net realized investment gains (losses)	453.8	(347.8)	(47.2)
Other-than-temporary impairment losses (consisting of $992.1 of total other-than-temporary impairment losses, net of $417.5 recognized in other comprehensive income, for the year ended December 31, 2009)	(574.6)	(1,130.7)	(117.7)
Other income	(3.9)	(4.2)	8.9

Total revenues	3,469.2	2,116.6	3,827.1

Benefits and expenses:
Interest credited to policyholder accounts	1,100.1	1,172.6	1,311.0
Benefits and claims	812.1	856.1	672.5
Policyholder dividends	87.0	93.1	83.1
Amortization of deferred policy acquisition costs	465.6	691.6	382.1
Amortization of value of business acquired and other intangible assets	62.8	30.9	48.5
Interest expense, primarily with Nationwide Financial Services, Inc. (NFS)	55.3	61.8	70.0
Other operating expenses	579.8	631.6	630.8

Total benefits and expenses	3,162.7	3,537.7	3,198.0

Income (loss) from continuing operations before federal income tax expense (benefit)	306.5	(1,421.1)	629.1
Federal income tax expense (benefit)	47.9	(533.8)	147.3

Income (loss) from continuing operations	258.6	(887.3)	481.8
Cumulative effect of adoption of accounting principle, net of taxes	—	—	(6.0)

Net income (loss)	258.6	(887.3)	475.8
Less: Net loss attributable to noncontrolling interest	52.3	72.3	50.9

Net income (loss) attributable to NLIC	$310.9	$(815.0)	$526.7

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets

(in millions, except for share and per share amounts)

	December 31,
	2009	2008
Assets
Investments:
Securities available-for-sale, at fair value:
Fixed maturity securities (amortized cost $25,103.1 and $24,122.6)	$24,749.7	$21,387.5
Equity securities (amortized cost $48.8 and $62.2)	52.6	54.1
Mortgage loans on real estate, net	6,829.0	7,770.1
Short-term investments, including amounts managed by a related party	1,003.4	2,913.0
Other investments	1,516.8	1,733.2

Total investments	34,151.5	33,857.9

Cash and cash equivalents	49.1	42.0
Accrued investment income	401.9	342.9
Deferred policy acquisition costs	3,983.1	4,523.8
Value of business acquired	276.9	334.0
Goodwill	199.8	199.8
Other assets	2,085.2	3,662.2
Separate account assets	57,846.2	48,841.0

Total assets	$98,993.7	$91,803.6

Liabilities and Shareholder’s Equity
Liabilities:
Future policy benefits and claims	$33,149.4	$35,714.5
Short-term debt	150.0	249.7
Long-term debt, payable to NFS	700.0	700.0
Other liabilities	1,826.4	2,589.6
Separate account liabilities	57,846.2	48,841.0

Total liabilities	93,672.0	88,094.8

Shareholder’s equity:
Common stock ($1 par value; authorized - 5,000,000 shares; issued and outstanding - 3,814,779 shares)	3.8	3.8
Additional paid-in capital	1,717.7	1,697.7
Retained earnings	3,515.2	2,952.6
Accumulated other comprehensive loss	(265.6)	(1,361.3)

Total shareholder’s equity	4,971.1	3,292.8
Noncontrolling interest	350.6	416.0

Total equity	5,321.7	3,708.8

Total liabilities and equity	$98,993.7	$91,803.6

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Condensed Consolidated Statements of Changes in Equity

(in millions)

	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Total shareholder’s equity	Non- controlling interest	Total equity
Balance as of December 31, 2006	$3.8	$1,358.8	$4,311.3	$24.6	$5,698.5	$445.5	$6,144.0

Dividends to NFS	—	—	(612.5)	—	(612.5)	—	(612.5)
Member contributions to noncontrolling interest	—	—	—	—	—	70.7	70.7
Other, net	—	—	2.6	—	2.6	0.4	3.0

Comprehensive income (loss):
Net income (loss)	—	—	526.7	—	526.7	(50.9)	475.8
Other comprehensive loss, net of taxes	—	—	—	(111.7)	(111.7)	—	(111.7)

Total comprehensive income (loss)					415.0	(50.9)	364.1

Balance as of December 31, 2007	$3.8	$1,358.8	$4,228.1	$(87.1)	$5,503.6	$465.7	$5,969.3

Dividends to NFS	—	—	(460.5)	—	(460.5)	—	(460.5)
Capital contributed by NFS	—	338.9	—	—	338.9	—	338.9
Member contributions to noncontrolling interest	—	—	—	—	—	23.0	23.0
Other, net	—	—	—	—	—	(0.4)	(0.4)

Comprehensive loss:
Net loss	—	—	(815.0)	—	(815.0)	(72.3)	(887.3)
Other comprehensive loss, net of taxes	—	—	—	(1,274.2)	(1,274.2)	—	(1,274.2)

Total comprehensive loss					(2,089.2)	(72.3)	(2,161.5)

Balance as of December 31, 2008	$3.8	$1,697.7	$2,952.6	$(1,361.3)	$3,292.8	$416.0	$3,708.8

Cumulative effect of change in accounting principle, net of taxes	—	—	249.7	(249.7)	—	—	—
Capital contributed by NFS	—	20.0	—	—	20.0	—	20.0
Other, net	—	—	2.0	—	2.0	(13.1)	(11.1)

Comprehensive income (loss):
Net income (loss)	—	—	310.9	—	310.9	(52.3)	258.6
Other comprehensive income, net of taxes	—	—	—	1,345.4	1,345.4	—	1,345.4

Total comprehensive income (loss)					1,656.3	(52.3)	1,604.0

Balance as of December 31, 2009	$3.8	$1,717.7	$3,515.2	$(265.6)	$4,971.1	$350.6	$5,321.7

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows

(in millions)

	Years ended December 31,
	2009	2008	2007
Cash flows from operating activities:
Net income (loss)	$258.6	$(887.3)	$475.8
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Net realized investment (gains) losses	(453.8)	347.8	47.2
Other-than-temporary impairment losses	574.6	1,130.7	117.7
Interest credited to policyholder accounts	1,100.1	1,172.6	1,311.0
Capitalization of deferred policy acquisition costs	(513.0)	(587.6)	(631.3)
Amortization of deferred policy acquisition costs	465.6	691.6	382.1
Amortization and depreciation	51.1	48.1	81.7
Decrease (increase) in other assets	291.6	(727.2)	552.7
(Decrease) increase in policy and other liabilities	(1,859.9)	583.0	(50.6)
Decrease (increase) in derivative assets	582.3	(1,030.7)	(146.9)
Increase in derivative liabilities	57.0	153.9	96.4
Other, net	57.4	51.0	10.0

Net cash provided by operating activities	611.6	945.9	2,245.8

Cash flows from investing activities:
Proceeds from maturity of securities available-for-sale	3,889.2	4,271.5	4,582.7
Proceeds from sale of securities available-for-sale	4,210.5	4,308.8	4,977.9
Proceeds from repayments or sales of mortgage loans on real estate	773.1	869.1	2,653.7
Cost of securities available-for-sale acquired	(9,205.7)	(7,255.5)	(8,400.2)
Cost of mortgage loans on real estate originated or acquired	(35.7)	(371.8)	(1,944.0)
Net decrease (increase) in short-term investments	1,909.6	(1,856.8)	831.5
Collateral (paid) received, net	(868.6)	592.2	(207.3)
Other, net	207.7	15.3	(156.2)

Net cash provided by investing activities	880.1	572.8	2,338.1

Cash flows from financing activities:
Net (decrease) increase in short-term debt	(99.7)	(35.6)	210.1
Capital contributed by NFS	20.0	—	—
Cash dividends paid to NFS	—	(280.7)	(612.5)
Investment and universal life insurance product deposits and other additions	3,877.1	3,862.3	3,913.8
Investment and universal life insurance product withdrawals and other deductions	(5,301.4)	(5,305.9)	(8,101.8)
Other, net	19.4	281.9	0.3

Net cash used in financing activities	(1,484.6)	(1,478.0)	(4,590.1)

Net increase (decrease) in cash and cash equivalents	7.1	40.7	(6.2)
Cash and cash equivalents, beginning of period	42.0	1.3	7.5

Cash and cash equivalents, end of period	$49.1	$42.0	$1.3

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2009, 2008 and 2007

(1)	Nature of Operations
Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) was incorporated in 1929 and is an Ohio stock legal reserve life insurance company. The Company is a member of the Nationwide group of companies (Nationwide), which is comprised of Nationwide Mutual Insurance Company (NMIC) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by NFS, a holding company formed by Nationwide Corporation (Nationwide Corp.), a majority-owned subsidiary of NMIC.

On August 6, 2008, NFS entered into a definitive agreement for NMIC, and Nationwide Corporation (Nationwide Corp.)., to acquire all of the outstanding publicly held Class A common shares of NFS for $52.25 per share in cash. The transaction closed on January 1, 2009 and NFS became a privately held subsidiary of Nationwide Corp.

Wholly-owned subsidiaries of NLIC as of December 31, 2009 include Nationwide Life and Annuity Insurance Company (NLAIC) and Nationwide Investment Services Corporation (NISC). NLAIC offers universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI) and individual annuity contracts on a non-participating basis. NISC is a registered broker-dealer.

The Company is a leading provider of long-term savings and retirement products in the United States of America (U.S.). The Company develops and sells a diverse range of products including individual annuities, private and public sector group retirement plans, other investment products sold to institutions, life insurance and advisory services.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouse and regional firms, pension plan administrators, and life insurance specialists. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (NRS), and Nationwide Financial Network (NFN) producers. The Company also distributes products through the agency distribution force of its ultimate parent company, NMIC.

As of December 31, 2009 and 2008, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.

On December 31, 2009, NLIC merged with its affiliate, Nationwide Life Insurance Company of America and subsidiaries (NLICA), with NLIC as the surviving entity. In addition, NLIC’s subsidiary, Nationwide Life and Annuity Insurance Company (NLAIC), merged with a subsidiary of NLICA, Nationwide Life and Annuity Company of America (NLACA), effective as of December 31, 2009, with NLAIC as the surviving entity. The mergers were completed to streamline the enterprise’s capital structure and create operational efficiencies. See Note 2 (p) for further information.

(2)	Summary of Significant Accounting Policies
The Company’s significant accounting policies that materially affect financial reporting are summarized below. The accompanying consolidated financial statements were prepared in accordance with United States generally accepted accounting principles (GAAP).

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ significantly from those estimates.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The Company’s most critical estimates include those used to determine the following: the balance, recoverability and amortization of deferred policy acquisition costs (DAC); whether an available-for-sale security is other-than-temporarily impaired, valuation allowances for mortgage loans on real estate; valuation of derivatives; the liability for future policy benefits and claims, including the valuation of embedded derivatives resulting from living benefit contracts; and the federal income tax provision. Although some variability is inherent in these estimates, recorded amounts reflect management’s best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

Certain items in the 2008 and 2007 consolidated financial statements and related notes have been reclassified to conform to the current presentation.

(a) Consolidation Policy

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. All significant intercompany balances and transactions were eliminated in consolidation.

(b) Subsequent events

The Company evaluated subsequent events through the date the consolidated financial statements were filed with the SEC.

(c) Valuation of Investments, Investment Income, Related Gains and Losses and Other-Than-Temporary Impairment Evaluations

The Company is required to classify its fixed maturity securities and marketable equity securities as held-to-maturity, available-for-sale or trading. All fixed maturity and marketable equity securities are classified as available-for-sale. Available-for-sale securities are stated at fair value, with unrealized gains and losses, net of adjustments to DAC, value of business acquired (VOBA), future policy benefits and claims, policyholder dividend obligation and deferred federal income taxes reported as a separate component of accumulated other comprehensive income (loss) (AOCI) in shareholder’s equity. The adjustment to DAC and VOBA represents the changes in amortization of DAC and VOBA that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required had such unrealized amounts been realized and the proceeds reinvested at then current market interest rates, which were lower than the then current effective portfolio rate. Net realized gains and losses on the sale of investments are determined using the specific identification method.

For fixed maturity and marketable equity securities for which market quotations are available, the Company generally uses independent pricing services to assist in determining the fair value measurement. For certain fixed maturity securities not priced by independent services (generally investment grade private placement securities without quoted market prices), an internally developed pricing model or “corporate pricing matrix” is most often used. The corporate pricing matrix is developed by obtaining private spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. See Note 4 for further information regarding these alternative pricing processes.

For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest method without anticipating the impact of prepayments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Management regularly reviews each investment in its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments.

As a result of the Company’s adoption of guidance impacting Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 320-10, Investments – Debt and Equity Securities, in the first quarter of 2009, for all debt securities evaluated for other-than-temporary impairment (for which the Company does not have the intent to sell and it is not more likely than not that it will be required to sell the security before the recovery of its amortized cost basis), the Company considers the timing and amount of the cash flows. The Company evaluates its intent to sell on an individual security basis.

Additionally, debt securities that become other-than-temporarily impaired (where the Company does not intend to sell the security and it is not more likely than not that it will be required to sell the security prior to recovery of the security’s amortized cost) are bifurcated with the credit portion of the impairment loss being recognized in earnings and the non-credit loss portion of the impairment being recognized in a separate component of other comprehensive income, net of applicable taxes and other offsets.

The Company’s practice is to disclose as part of the separate component of accumulated other comprehensive income both the non-credit portion of the other-than-temporary impairment recognized in other comprehensive income and any subsequent changes in the fair value of those debt securities.

Prior to 2009, an other-than-temporary impairment charge was taken when the Company did not have the ability and intent to hold the security until the forecasted recovery or if it was probable that the Company would not recover all contractual amounts when due. Many criteria were considered during this process including, but not limited to, specific credit issues and financial prospects related to the issuer, the quality of the underlying collateral, management’s intent and ability to hold the security until recovery, current economic conditions that could affect the creditworthiness of the issuer in the future, the current fair value as compared to the amortized cost of the security, the extent and duration of the unrealized loss, and the rating of the affected security. Other-than-temporary impairment losses result in a permanent reduction to the cost basis of the underlying investment equal to the difference between the estimated fair value of the security and its amortized cost.

The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan is impaired, a provision for loss is established equal to either the difference between the carrying value and the present value of expected future cash flows discounted at the loan’s effective interest rate or the fair value of the collateral if the loan is collateral dependent.

In addition to the valuation allowance on loan-specific reserves, the Company maintains an allowance not yet specifically identified by loan for probable losses inherent in the loan portfolio as of the balance sheet date. The valuation allowance for mortgage loans on real estate reflects management’s best estimate of probable credit losses, including losses incurred at the balance sheet date but not yet identified by specific loan. Management’s periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

Changes in the valuation allowance are recorded in net realized investment gains and losses, while loan-specific reserves are included in other-than-temporary impairment losses. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received. Interest income on mortgage loans is recognized over the life of the loan using the effective-yield method.

Real estate to be held and used is carried at cost less accumulated depreciation. Real estate designated as held for disposal is not depreciated and is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. Other long-term investments are carried on the equity method of accounting.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Impairment losses are recorded on investments in long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets’ carrying amounts.

Impairment losses for other-than-temporary declines in the fair values of applicable investments are included in other-than-temporary impairment losses in the consolidated statements of income (loss).

(d) Derivative Instruments

The Company uses derivative instruments in efforts to manage exposures and mitigate risks associated with interest rates, equities, foreign currency and credit. These derivative instruments primarily include interest rate swaps, futures contracts, credit default swaps, cross-currency swaps and other traditional swap agreements. Certain features embedded in the Company’s investment portfolio, equity-indexed life and annuity contracts and certain variable life and annuity contracts are derivatives requiring separate accounting under the provisions of FASB ASC 815-15 Embedded Derivatives. All derivative instruments are carried at fair value and are reflected as an asset or liability. See Note 5 for a discussion on the Company’s use of derivative instruments.

(e) Revenues and Benefits

Investment and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI), bank-owned life insurance (BOLI) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance charges, administrative fees and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance charges and administrative fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits, and primarily consist of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

(f) Cash and Cash Equivalents

Cash and cash equivalents consist of short-term highly liquid investments with original maturities of less than three months at the time of purchase. The Company carries cash and cash equivalents at cost, which approximates fair value.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(g) Deferred Policy Acquisition Costs

Investment and universal life insurance products. The Company has deferred certain costs of acquiring investment and universal life insurance products business, principally commissions, certain expenses of the policy issue and underwriting department, and certain variable sales expenses that relate to and vary with the production of new and renewal business. In addition, the Company defers sales inducements, such as interest credit bonuses and jumbo deposit bonuses. Investment products primarily consist of individual and group variable and fixed deferred annuities in the Individual Investments and Retirement Plans segments. Universal life insurance products include universal life insurance, variable universal life insurance, COLI, BOLI and other interest-sensitive life insurance policies in the Individual Protection segment. DAC is subject to recoverability testing in the year of policy issuance and loss recognition testing at the end of each reporting period.

For investment and universal life insurance products, the Company amortizes DAC with interest over the lives of the policies in relation to the present value of estimated gross profits from projected interest margins, asset fees, cost of insurance charges, administrative fees, surrender charges, and net realized investment gains and losses less policy benefits and policy maintenance expenses. The Company adjusts the DAC asset related to investment and universal life insurance products to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale, as described in Note 2(c).

The assumptions used in the estimation of future gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual process during the second quarter. During the annual process, the Company performs a comprehensive study of assumptions, including mortality and persistency studies, maintenance expense studies, and an evaluation of projected general and separate account investment returns. The most significant assumptions that are involved in the estimation of future gross profits include future net separate account investment performance, surrender/lapse rates, interest margins and mortality. Currently, the Company’s long-term assumption for net separate account investment performance is approximately 7% growth per year and varies by product. The Company reviews this assumption, like others, as part of its annual process. If this assumption were unlocked, the date of the unlocking could become the anchor date used in the reversion to the mean process (defined below). Variances from the long-term assumption are expected since the majority of the investments in the underlying separate accounts are in equity securities, which strongly correlate in the aggregate with the Standard & Poor’s (S&P) 500 Index. The Company bases its reversion to the mean process on actual net separate account investment performance from the anchor date to the valuation date. The Company then assumes different performance levels over the next three years such that the separate account mean return measured from the anchor date to the end of the life of the product equals the long-term assumption. The assumed net separate account investment performance used in the DAC models is intended to reflect what is anticipated. However, based on historical returns of the S&P 500 Index, and as part of its pre-set parameters, the Company’s reversion to the mean process generally limits net separate account investment performance to 0-15% during the three-year reversion period.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or future assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense, which could be significant. In general, increases in the estimated long-term general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in long-term lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

In addition to the comprehensive annual study of assumptions, management evaluates the appropriateness of the individual variable annuity DAC balance quarterly within pre-set parameters. These parameters are designed to appropriately reflect the Company’s long-term expectations with respect to individual variable annuity contracts while also evaluating the potential impact of short-term experience on the Company’s recorded individual variable annuity DAC balance. If the recorded balance of individual variable annuity DAC falls outside of these parameters for a prescribed period, or if the recorded balance falls outside of these parameters and management determines it is not reasonably possible to get back within the parameters during a given period, assumptions are required to be unlocked, and DAC is recalculated using revised best estimate assumptions. When DAC assumptions are unlocked and revised, the Company continues to use the reversion to the mean process.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

See Note 7 for a discussion of assumption changes that impacted DAC amortization and related balances for 2007, 2008 and 2009.

Traditional life insurance products. Generally, DAC related to traditional life insurance products is amortized with interest over the premium-paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue is estimated using the same assumptions as those used for computing liabilities for future policy benefits at issuance. Under existing accounting guidance, the concept of DAC unlocking does not apply to traditional life insurance products, although evaluations of DAC for recoverability at the time of policy issuance and loss recognition testing at each reporting period are required.

(h) Value of Business Acquired

As a result of the acquisition of NFN in 2002 and the application of purchase accounting, the Company reports an intangible asset representing the estimated fair value of the business in force and the portion of the purchase price that was allocated to the value of the right to receive future cash flows from the life insurance and annuity contracts existing as of the closing date of the NFN acquisition. The value assigned to VOBA was supported by an independent valuation study commissioned by the Company and executed by a team of qualified valuation experts, including actuarial consultants. The expected future cash flows used in determining such value were based on actuarially determined projections by major lines of business of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, changes in reserves, operating expenses, investment income and other factors. These projections considered all known or expected factors at the valuation date based on the judgment of management. The actual experience on purchased business, to some extent, has and may continue to vary from projections due to differences in renewal premiums, investment spreads, investment gains and losses, mortality and morbidity costs, or other factors.

Amortization of VOBA occurs with interest over the anticipated lives of the major lines of business to which it relates (initially ranging from 13 to 30 years) in relation to estimated gross profits, gross margins or premiums, as appropriate. If estimated gross profits, gross margins or premiums differ from expectations, the amortization of VOBA is adjusted on a retrospective or prospective basis, as appropriate. The VOBA asset related to investment products and universal life insurance products is adjusted annually for the impact of net unrealized gains and losses on securities available-for-sale had such gains and losses been realized and allocated to the product lines, as described in Note 2(c). The recoverability of VOBA is evaluated annually. If the evaluation indicates that the existing insurance liabilities, together with the present value of future net cash flows from the blocks of business acquired, is insufficient to recover VOBA, the difference, if any, is charged to expense as accelerated amortization of VOBA.

For those products amortized in relation to estimated gross profits, the most significant assumptions involved in the estimation of future gross profits include future net separate account performance, surrender/lapse rates, interest margins and mortality. The Company’s long-term assumption for net separate account performance is currently 7%. If actual net separate account performance varies from the 7% assumption, the Company assumes different performance levels over the next three years such that the mean return equals the long-term assumption. The assumed net separate account return assumptions used in the VOBA models are intended to reflect what is anticipated. However, based on historical returns of the S&P 500 Index, the Company’s reversion to the mean process generally limits returns to 0-15% during the three-year reversion period.

Changes in assumptions can have a significant impact on the amount of VOBA reported for all products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in VOBA amortization expense (VOBA unlocking), which could be significant. In general, increases in the estimated long-term general and separate account returns result in increased expected future profitability and may lower the rate of VOBA amortization, while increases in long-term lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of VOBA amortization.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The use of discount rates was necessary to establish fair values of VOBA acquired in the NFN transaction. In selecting the appropriate discount rates, management considered its weighted average cost of capital as well as the weighted average cost of capital required by market participants. In addition, consideration was given to the perceived risk of the assets acquired, which includes the expected growth and competitive profile of the life insurance market and the nature of the assumptions used in the valuation process. An after-tax discount rate of 11.0% was used to value VOBA, while after-tax discount rates ranging from 11.0% to 12.5% were used to value the other intangible assets acquired in the NFN transaction, as well as for net realized gains and losses, net of taxes, allocated to the closed block.

(i) Goodwill

In connection with acquisitions of operating entities, the Company recognizes the excess of the purchase price over the fair value of net assets acquired as goodwill. Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually in the third quarter. Goodwill of a reporting unit also is tested for impairment on an interim basis in addition to the annual evaluation if an event occurs or circumstances change which would more likely than not reduce the fair value of a reporting unit below its carrying amount.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value; discount rates; expected levels of cash flows, revenues and earnings; and the selection of comparable companies used to develop market-based assumptions. The Company performed its annual impairment test as of June 30, 2009.

(j) Closed Block

In connection with the sponsored demutualization of Provident Mutual Life Insurance Company (Provident) prior to its acquisition, Provident established a closed block for the benefit of certain classes of individual participating policies that had a dividend scale payable in 2001. Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (1) payment of policy benefits, specified expenses and taxes, and (2) the continuation of dividends throughout the life of the Provident policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.

Assets allocated to the closed block benefit only the holders of the policies included in the closed block and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without the approval of the Pennsylvania Insurance Department (PID). The closed block will remain in effect as long as any policy in the closed block is in force.

If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will increase. If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company’s assets outside of the closed block, which are general account assets.

The assets and liabilities allocated to the closed block are recorded in the Company’s consolidated financial statements on the same basis as other similar assets and liabilities. The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date Provident was acquired by the Company represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income, for the benefit of stockholders, over the period the policies in the closed block remain in force.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income. This is because the excess cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, is recorded as a policyholder dividend obligation. Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend expense in the future unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, actual earnings will be recognized in income.

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions, net investment income, and realized gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies for the purpose of the amortization of VOBA.

(k) Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value and the Company primarily uses net asset value (NAV) to estimate the underlying fair value for certain mutual funds that do not have readily determinable fair values. The Company also uses market quotations to determine the underlying fair value of mutual funds when available. Investment income and realized investment gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income (loss) except for (1) the fees the Company receives, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned, and (2) the activity related to contract guarantees, which are riders to existing variable annuity contracts.

(l) Future Policy Benefits and Claims

The process of calculating reserve amounts for a life insurance organization involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical impairment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts).

The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and universal life and variable universal life insurance policies as the policy account balance, which represents participants’ net premiums and deposits plus investment performance and interest credited less applicable contract charges.

The Company’s liability for funding agreements to an unrelated third party trust related to the medium-term note (MTN) program equals the balance that accrues to the benefit of the contractholder, including interest credited. The funding agreements constitute insurance obligations and are considered annuity contracts under Ohio insurance laws.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method using interest rates varying from 2.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals that were used or being experienced at the time the policies were issued.

The liability for future policy benefits for payout annuities was calculated using the present value of future benefits and maintenance costs discounted using interest rates varying generally from 3.0% to 13.0%.

(m) Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 4% of the Company’s life insurance in force in 2009 (5% in 2008 and 6% in 2007), 51% of the number of life insurance policies in force in 2009 (54% in 2008 and 56% in 2007) and 12% of life insurance statutory premiums in 2009 (12% in 2008 and 12% in 2007). The provision for policyholder dividends was based on the current dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(n) Federal Income Taxes

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the consolidated financial statements. Any such change could significantly affect the amounts reported in the consolidated statements of income (loss).

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized.

(o) Reinsurance Ceded

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded generally are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder.

(p) NLICA Merger

On December 31, 2009, NLIC merged with its affiliate, NLICA, with NLIC as the surviving entity. In addition, NLIC’s subsidiary, NLAIC, merged with a subsidiary of NLICA, NLACA, effective as of December 31, 2009, with NLAIC as the surviving entity. The merger was accounted for at historical cost in a manner similar to a pooling of interests because the involved entities are under common control. NLICA and subsidiaries are reflected in the Company’s current and prior year consolidated financial statements at the historical cost of the transferred net assets to provide comparative information as though the companies were combined for all periods presented. This presentation is consistent for both GAAP and Statutory reporting. Since NLICA and NLACA are wholly-owned subsidiaries, there is no noncontrolling interest impact.

The Company has presented its consolidated financial statements and accompanying notes as applicable for all years presented to reflect the NLICA merger.

The following tables summarize the impact of the items described above for the years ended December 31 (in millions):

2009

Total revenues	$375.5
Total benefits and expenses	357.3
Federal income tax benefit	(4.9)
Net income	$23.1

2008

Total revenues	$411.0
Total benefits and expenses	395.7
Federal income tax expense	0.5
Net income	$14.8

2007
Total revenues	$510.0
Total benefits and expenses	412.7
Federal income tax expense	(18.8)
Net income	$78.5
(q) Change in Accounting Principle

In April 2009, the FASB issued guidance under FASB ASC 320, Investments – Debt and Equity Securities (FASB Staff Position (FSP), FAS 115-2 and FAS 124-2, Recognition and Presentation of Other-Than-Temporary Impairments). The Company adopted this guidance as of January 1, 2009. The adoption of this guidance resulted in a cumulative-effect adjustment of $249.7 million, net of taxes, as an adjustment to the opening balance of retained earnings with a corresponding adjustment to the opening balance of AOCI.

Historically, the Company accrued for legal costs associated with litigation defense and regulatory investigations by estimating the ultimate costs of such activity. Beginning April 1, 2007, the Company’s accrual for such legal expenses includes only the amount for services that have been provided but not yet paid. The Company believes the newly adopted accounting principle is preferable because it more accurately reflects expenses in the periods in which they are incurred. The Company continues to estimate and accrue the ultimate amounts expected to be paid for litigation and regulatory investigation loss contingencies. The Company has presented its consolidated financial statements and accompanying notes as applicable for all periods presented to retroactively apply the adoption of this change in accounting principle, which lowered net income by $1.9 million in 2007.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(3)	Recently Issued Accounting Standards
In January 2010, the FASB issued Accounting Standards Update (ASU) 2010-02, which amends FASB ASC 810, Consolidation. This guidance clarifies the scope of the decrease in the ownership provisions and applies to a subsidiary or group of assets that is a business or nonprofit activity, a subsidiary that is a business or nonprofit activity that is transferred to an equity method investee or joint venture, and an exchange of a group of assets that constitutes a business or nonprofit activity for a noncontrolling interest in an entity. This guidance would not be applied to sales of in-substance real estate. If a decrease in ownership occurs in a subsidiary that is not a business or nonprofit activity, an entity first needs to consider whether the substance of the transaction causing the decrease in ownership is addressed in other GAAP, such as transfers of financial assets, revenue recognition, exchanges of nonmonetary assets, or sales of in substance real estate, and apply that guidance as applicable. If no other guidance exists, an entity should apply the guidance in FASB ASC 810-10. This guidance also expands the disclosures about the deconsolidation of a subsidiary or derecognition of a group of assets within the scope of FASB ASC 810-10. In addition to existing disclosures, this guidance requires for such a deconsolidation or derecognition additional disclosures regarding valuation techniques, the nature of continuing involvement with the subsidiary or entity acquiring the group of assets, and whether the transaction was with a related party or whether the former subsidiary or entity acquiring the group of assets will be a related party. The Company adopted this guidance effective December 31, 2009. The adoption of this guidance did not have a material impact on the consolidated financial statements of the Company. The guidance will be applied to prospective transactions, as is required.

In January 2010, the FASB issued ASU 2010-06, which amends FASB ASC 820, Fair Value Measurement and Disclosures. This guidance requires new disclosures and provides amendments to clarify existing disclosures. The new requirements include disclosing transfers in and out of Levels 1 and 2 fair value measurements and the reasons for the transfers and further disaggregating activity in Level 3 fair value measurements. The clarification of existing disclosure guidance includes further disaggregation of fair value measurement disclosures for each class of assets and liabilities and providing disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements. The guidance also includes conforming amendments to the guidance on employers’ disclosures about the postretirement benefit plan assets. This guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the new disclosures regarding the activity in Level 3 measurements, which shall be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Company will adopt this guidance for the fiscal period beginning January 1, 2010, except for the new disclosure regarding the activity in level 3 measurements, which the Company will adopt for the fiscal period beginning January 1, 2011.

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis but does not have a readily determinable fair value and has attributes of a investment company. For these investments, this update allows, as a practical expedient, the use of NAV as the basis to estimate fair value as long as it is not probable, as of the measurement date, that the investment will be sold and NAV is not the value that will be used in the sale. The NAV must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provides updated disclosures for investments within its scope and notes that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Company adopted this guidance effective December 31, 2009. The adoption of this guidance did not have a material impact on the consolidated financial statements of the Company. See the required disclosures and updated fair value hierarchy disclosed within Note 4.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

In August 2009 the FASB issued ASU 2009-05, which amends FASB ASC 820-10, Fair Value Measurements and Disclosures. This guidance clarifies how the fair value of a liability should be determined. It reiterates that fair value is the price that would be paid to transfer the liability in an orderly transaction between market participants at the measurement date. It notes that the liability should reflect the company’s nonperformance risk and should not reflect restrictions on the transfer of the liability. To determine the exit price, the guidance permits companies to look to the identical liability traded as an asset, similar liabilities traded as assets, or another valuation technique to measure the price the company would pay to transfer the liability. The Company adopted this guidance effective the reporting period ending December 31, 2009. The adoption of this guidance did not have a material impact on the consolidated financial statements of the company.

In June 2009, the FASB issued guidance under FASB ASC 105, Generally Accepted Accounting Principles (Statement of Financial Accounting Standard (SFAS) No. 168, The FASB Accounting Standards CodificationTM and the Hierarchy of Generally Accepted Accounting Principles – a replacement of FASB Statement No. 162 (SFAS 168)). This guidance establishes the FASB ASC as the single source of authoritative GAAP recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal securities laws are also sources of authoritative GAAP for SEC registrants. SFAS 168 and the ASC are effective for financial statements issued for interim and annual periods ending after September 15, 2009. The ASC supersedes all existing non-SEC accounting and reporting standards. All other non-grandfathered, non-SEC accounting literature not included in the ASC have become non-authoritative. Following SFAS 168, the FASB will no longer issue new standards in the form of Statements, FSPs, or EITF Abstracts. Instead, the FASB will issue Accounting Standards Updates, which will serve only to update the ASC, provide background information about the guidance, and provide the bases for conclusions on the change(s) in the ASC. The Company adopted SFAS 168 effective September 30, 2009. The adoption of this guidance did not have an impact on the Company’s consolidated financial statements but will alter the references to accounting literature within the consolidated financial statements.

In June 2009, the FASB issued guidance under FASB ASC 810 Consolidation (SFAS No. 167, Amendments to FASB Interpretation No. 46(R)). In February 2010, this guidance was amended by ASU 2010-10, which defers the application of SFAS No. 167 for certain interests in an entity that has all of the attributes of an investment company, or for which it is industry practice to apply measurement principles for financial reporting that are consistent with those investment companies apply, or the entity is a registered money market fund. An entity that qualifies for the deferral will continue to be assessed under the overall guidance on the consolidation of variable interest entities before the SFAS No. 167 amendments. ASU 2010-10 also clarifies other aspects of the SFAS No. 167 amendments. FASB ASC 810, Consolidation changes the consolidation guidance applicable to a variable interest entity (VIE). It also amends the guidance governing the determination of whether an entity is the VIE’s primary beneficiary (the reporting entity that must consolidate the VIE) by requiring a qualitative analysis rather than a quantitative analysis. The qualitative analysis will include consideration of who has the power to direct the activities of the entity that most significantly impacts the entity’s economic performance and who has the obligation to absorb losses or the right to receive benefits of the VIE that could potentially be significant to the VIE. This guidance also requires continuous reassessment of whether an enterprise is the primary beneficiary of a VIE. Before this guidance, FASB Interpretation No. 46(R) required reconsideration of whether an enterprise was the primary beneficiary of a VIE only when specific events had occurred. This guidance also requires enhanced disclosures about an entity’s involvement with a VIE. This guidance is effective for fiscal and interim reporting periods beginning after November 15, 2009. The Company is in the process of determining the impact of adopting this guidance.

In June 2009, the FASB issued guidance under FASB ASC 860, Transfers and Servicing (SFAS No. 166, Accounting for Transfers of Financial Assets – an amendment of FASB Statement No. 140). This guidance eliminates the concept of a qualifying special-purpose entity (QSPE) and clarifies and amends the derecognition criteria for a transfer to be accounted for as a sale and the unit of account eligible for sale accounting. Additionally, this guidance requires a transferor to initially measure and recognize all assets obtained (including a transferor’s beneficial interest) and liabilities incurred as a result of a transfer of financial assets accounted for as a sale at fair value. Additionally, on and after the effective date, existing QSPEs (as defined under previous accounting standards) must be evaluated for consolidation in accordance with the applicable consolidation guidance. This guidance also establishes new requirements for reporting a transfer of a portion of a financial asset as a sale. This guidance requires enhanced disclosures about, among other things, a transferor’s continuing involvement with transfers of financial assets accounted for as sales, the risks inherent in the transferred financial assets that have been retained, and the nature and financial effect of restrictions on the transferor’s assets that continue to be reported in the consolidated balance sheets. This guidance is effective for fiscal and interim reporting periods beginning after November 15, 2009. The Company adopted this guidance effective January 1, 2010. The guidance will be applied to prospective transactions, as is required.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

In May 2009, the FASB issued guidance under FASB ASC 855, Subsequent Events (SFAS No. 165, Subsequent Events). This guidance establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued. In particular, this guidance sets forth the period after the balance sheet date during which management of a reporting entity should evaluate events or transactions that may occur for potential recognition or disclosure, the circumstances under which an entity should recognize events or transactions occurring after the balance sheet date in its financial statements, and the disclosures an entity should make about events or transactions that occurred after the balance sheet date. This guidance is effective for fiscal years and interim periods ending after June 15, 2009. The Company adopted this guidance effective June 30, 2009. The adoption of this guidance did not have a material impact on the consolidated financial statements of the Company. See Note 2 (b) for the required disclosure.

In April 2009, the FASB issued guidance under FASB ASC 320, Investments – Debt and Equity Securities FSP FAS 115-2 and FAS 124-2, Recognition and Presentation of Other-Than-Temporary Impairments). This guidance is designed to create greater clarity and consistency in accounting for and presentation of impairment losses on debt securities. This guidance is effective for interim and annual periods ending after June 15, 2009 with early adoption permitted. As of the beginning of the interim period of adoption, this guidance requires a cumulative-effect adjustment to reclassify the non-credit component of previously recognized other-than-temporary impairment losses on debt securities from retained earnings to the beginning balance of AOCI. The Company adopted this guidance as of January 1, 2009. The adoption of this guidance resulted in a cumulative-effect adjustment of $249.7 million, net of taxes, as an adjustment to the opening balance of retained earnings with a corresponding adjustment to the opening balance of AOCI.

In April 2009, the FASB issued guidance under FASB ASC 820-10, Fair Value Measurements and Disclosures (FSP FAS 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly). This guidance provides guidelines for making fair value measurements more consistent with the principles presented in the previous standard SFAS No. 157, Fair Value Measurements. This guidance is effective for interim and annual periods ending after June 15, 2009 with early adoption permitted. The Company elected to early adopt this guidance as of January 1, 2009.

In December 2008, the FASB issued guidance under FASB ASC 715, Compensation – Retirement Benefits (FSP FAS 132R-1). This guidance amends previous SFAS No. 132 (revised 2003), Employers’ Disclosures about Pensions and Other Postretirement Benefit, to provide guidance on an employer’s disclosures about plan assets of a defined benefit pension or other postretirement plan. The portion of this guidance related to the disclosures about plan assets is effective for fiscal years ending after December 15, 2009. This guidance will have no impact on the Company’s disclosures.

In November 2008, the FASB issued guidance under FASB ASC 350-30, Intangibles – Goodwill and Other, General Intangibles Other than Goodwill (EITF 08-7, Accounting for Defensive Intangible Assets). This guidance requires defensive intangible assets acquired in a business combination or asset acquisition to be accounted for as a separate unit of accounting. In doing so, the asset should not be included as part of the cost of an entity’s existing intangible asset(s) because the defensive intangible asset is separately identifiable. This guidance is effective for intangible assets acquired on or after the beginning of the first annual reporting period beginning on or after December 15, 2008. The Company adopted this guidance effective January 1, 2009. On the date of adoption, there was no impact to the Company’s financial position or results of operations. The Company will apply this guidance prospectively for intangible assets acquired on or after January 1, 2009.

In November 2008, the FASB issued guidance under FASB ASC 323-10, Investments – Equity Method and Joint Ventures (EITF 08-6, Equity Method Investment Accounting Considerations). This guidance clarifies how to account for certain transactions and impairment considerations involving equity method investments. Specifically, this guidance notes: 1) an entity shall measure its equity method investment initially at cost; 2) an equity method investor is required to recognize other-than-temporary impairments of an equity method investment in accordance with paragraph 35-32A and an equity method investor shall not separately test an investee’s underlying indefinite-lived intangible asset(s) for impairment; and 3) an equity method investor shall account for a share issuance by an investee as if the investor had sold a proportionate share of its investment and any gain or loss to the investor resulting from an investee’s share issuance shall be recognized in earnings. This guidance is effective on a prospective basis in fiscal years beginning on or after December 15, 2008, and interim periods within those fiscal years. The Company adopted this guidance prospectively beginning January 1, 2009. On the date of adoption, there was no impact to the Company’s financial position or results of operations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

In April 2008, the FASB issued guidance under FASB ASC 350-30, General Intangibles other than Goodwill (FSP FAS 142-3, Determination of the Useful Life of Intangible Assets). This guidance amends the factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset under previous SFAS No. 142, Goodwill and Other Intangible Assets (SFAS 142). This guidance is effective for financial statements issued for fiscal years and interim periods beginning after December 15, 2008. The amended factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset under SFAS 142 are to be applied prospectively to intangible assets acquired after the effective date. The Company adopted this guidance effective January 1, 2009. On the date of adoption, there was no impact to the Company’s financial position or results of operations. The Company will apply this guidance prospectively to intangible assets acquired after January 1, 2009.

In March 2008, the FASB issued guidance under FASB ASC 815, Derivatives and Hedging (SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133). This guidance amends and expands the disclosure requirements of previous SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133), with the intent to provide users of financial statements with an enhanced understanding of how and why an entity uses derivative instruments, how derivative instruments and related hedged items are accounted for and how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows. This guidance requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about derivative instrument fair values and related gains and losses, and disclosures about credit-risk-related contingent features in derivative agreements. This guidance is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Company adopted this guidance effective January 1, 2009. See Note 5 for required disclosures.

In February 2008, the FASB issued guidance under FASB ASC 820, Fair Value Measurements and Disclosures (FSP FAS 157-2, Effective Date of FASB Statement No. 157). This guidance delayed the effective date of SFAS 157 for nonfinancial assets and liabilities until fiscal years and interim periods beginning after November 15, 2008. FASB ASC 820 applies to nonfinancial assets and liabilities, except for items recognized or disclosed at fair value in the Company’s financial statements on a recurring basis (at least annually), and is effective upon issuance. The Company adopted this guidance effective January 1, 2009. On the date of adoption, there was no impact to the Company’s financial position or results of operations.

In December 2007, the FASB issued guidance under FASB ASC 805, Business Combination, (SFAS No. 141 (revised 2007), Business Combinations (SFAS 141R), which replaced SFAS No. 141, Business Combinations). The objective of this guidance is to improve the relevance, representational faithfulness, and comparability of the information a reporting entity provides in its financial reports about a business combination and its effects. Accordingly, this guidance establishes principles and requirements for how the acquirer recognizes and measures in its financial statements the identifiable assets acquired, the liabilities assumed, and any noncontrolling interest in the acquiree; recognizes and measures the goodwill acquired in the business combination or a gain from a bargain purchase; and determines what information to disclose to enable users of the financial statements to evaluate the nature and financial effects of the business combination. This guidance applies to all transactions or other events in which an entity obtains control of one or more businesses and retains the fundamental requirements in the previous standard that the acquisition method of accounting be used for all business combinations and for an acquirer to be identified for each business combination. This guidance defines the acquirer as the entity that obtains control of one or more businesses in the business combination and establishes the acquisition date as the date the acquirer achieves control. This guidance is applicable prospectively to business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2008. Earlier application is prohibited. The Company adopted this guidance effective January 1, 2009. The Company applied this guidance prospectively to business combination on or after January 1, 2009.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

In April 2009, the FASB issued guidance under FASB ASC 805-20, Business Combinations – Identifiable Assets and Liabilities, and Any Noncontrolling Interest (FSP FAS 141R-1, Accounting for Assets Acquired and Liabilities Assumed in a Business Combination That Arise from Contingencies). This guidance amends previous business combination guidance related to contingencies. First, this guidance requires the acquirer to recognize the contingency at fair value, at the acquisition date, if the acquisition-date fair value of that asset or liability can be determined during the measurement period. Second, if the first criteria is not applicable as the fair value of the asset or liability cannot be determined during the measurement period, then the contingency shall be recognized if both (a) information available before the end of the measurement period indicates it is probable an asset existed or a liability had been incurred at the acquisition date and (b) the amount of the asset or liability can be reasonably estimated. If neither of these acquisition date recognition criterion apply, the acquirer shall not recognize an asset or liability as of the acquisition date. In periods after the acquisition date, the acquirer shall account for an asset or a liability arising from a contingency that does not meet the recognition criteria at the acquisition date in accordance with other applicable GAAP, including FASB ASC 450, Contingencies, as appropriate. The Company will apply this guidance prospectively to any business combination on or after January 1, 2009.

In December 2007, the FASB issued guidance under FASB ASC 810, Consolidation (SFAS No. 160, Noncontrolling Interests in Consolidated Financial Statements, an Amendment of ARB No. 51). The objective of this guidance is to improve the relevance, comparability, and transparency of the financial information that a reporting entity provides in its consolidated financial statements by establishing accounting and reporting standards for the noncontrolling interest in a subsidiary and for the deconsolidation of a subsidiary. This guidance also amends certain consolidation procedures prescribed by previous Accounting Research Bulletin No. 51, Consolidated Financial Statements. This guidance is effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2008. The Company adopted this guidance effective January 1, 2009. The required presentation of noncontrolling interests is reflected in the consolidated financial statements. As a result of adoption, the Company reclassified $416.0 million from other liabilities to equity as of December 31, 2008, representing the noncontrolling interest of low-income-housing tax credit funds (LIHTC Funds). See Note 20 for further discussion on the LIHTC Funds. The accounting requirements of this guidance will be applied to any transactions involving noncontrolling interests on or after January 1, 2009.

In September 2005, the FASB issued guidance under FASB ASC 944-30, Financial Services – Insurance – Acquisition Costs, (Statement of Position No. 05-1). This guidance provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in FASB ASC 944, Financial Services – Insurance. This guidance defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs as a result of the exchange of a contract for a new contract, or by amendment, endorsement or rider to a contract, or by the election of a new feature or coverage within a contract. This guidance was effective for internal replacements occurring in fiscal years beginning after December 15, 2006. Retrospective application of this guidance to previously issued financial statements was not permitted. Initial application was required as of the beginning of an entity’s fiscal year. The Company adopted this guidance effective January 1, 2007, which resulted in a $6.0 million charge, net of taxes, as the cumulative effect of adoption of this accounting principle.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(4)	Fair Value Measurements
Fair Value Option

Effective January 1, 2008, the Company elected fair value treatment for commercial mortgage loans held for sale. Accordingly, the Company now records in earnings all market fluctuations associated with this portfolio. The Company previously recorded such loans at the lower of cost or market value. Balances for these loans are measured at fair value prospectively with unrealized gains and losses included as a component of net realized investment gains and losses. The Company will assess the fair value option election for newly acquired financial assets or liabilities on a prospective basis. The fair value election is an irreversible election.

Fair Value Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Company uses various methods including market, income and cost approaches. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.

The Company categorizes its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets and liabilities recorded at fair value in the consolidated balance sheets as follows:

•	Level 1 – Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date.

•
Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•
Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

For certain residential mortgage-backed securities backed by Prime, sub-prime and Alt-A collateral, which are included in Level 3 financial assets, the Company utilizes internal pricing models to assist in determining the estimated fair values. As of December 31, 2008, these investments were priced solely with the assistance of independent pricing services. As a result of continued low levels of activity in these markets during 2009, management believes that prices are no longer representative of the investments’ fair value, which is the price that would be received upon the sale of the investment in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants at the measurement date. The Company believes that a weighting of internal pricing models and independent pricing services represents a better estimate of the investments’ fair value and complies with FASB ASC 820, Fair Value Measurements and Disclosures.

Therefore, management determined that the use of multiple valuation techniques, considering both an income approach that maximizes the use of relevant observable inputs and minimizes the use of unobservable inputs and a market approach that observes quotes provided by independent pricing services produces a result more representative of an investment’s fair value.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The income approach incorporates cash flows for each investment adjusted for expected losses in different interest rate and housing scenarios. The adjusted cash flows are then discounted using a risk premium that market participants would demand because of the risk in the cash flows. The risk premium is reflective of an orderly transaction between market participants at the measurement date under current market conditions and includes items such as liquidity and structure risk. The income approach also includes a weighting of external third party values. As sufficient information is often not available to conclude whether such prices are based on orderly transactions, this weighting methodology is designed to incorporate external prices into the Company’s internal valuation process.

In addition to weighting external prices in developing the internal values, the Company further calibrates those values to market indications through obtaining pricing from two independent pricing services (the market approach). The Company calibrates the prices obtained from the independent pricing services and the price developed internally by utilizing the median value to determine the estimated fair value.

In addition, certain of the Company’s investments in corporate debt securities, mortgage-backed securities and other asset-backed securities were valued with the assistance of independent pricing services and non-binding broker quotes. The Company’s policy is to use the pricing obtained from our primary independent pricing service even in cases where a price is obtained from both an independent pricing service and a broker. In the event that pricing information is not available from an independent pricing service, non-binding broker quotes are used to assist in the valuation of the investments. In many cases, only one broker quote is available. The Company’s policy is generally not to adjust the values obtained from brokers.

Broker quotes are considered unobservable inputs as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and the transaction volume in the same or similar investments has decreased such that generally only one quotation is available. As the brokers often do not provide the necessary transparency into their quotes and methodologies, the Company periodically performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value.

For investments valued with the assistance of independent pricing services, the Company obtained the pricing services’ methodologies and classified these investments accordingly in the fair value hierarchy. The Company periodically reviews and tests the pricing and related methodologies obtained from these independent pricing services against secondary sources to ensure that management can validate the investment’s fair value and related categorization. If large variances are observed between the price obtained from the independent pricing services and secondary sources, the Company analyzes the causes driving the variance and resolves any differences.

As of December 31, 2009, 68% of the prices of fixed maturity securities were valued with the assistance of independent pricing services, 13% were valued with the assistance of the Company’s internal pricing processes, 11% were valued with the assistance of the Company’s pricing matrices, 6% were valued with the assistance of broker quotes and 2% were valued from other sources compared to 78%, 4%, 12%, 5% and 1%, respectively, as of December 31, 2008.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

The Company uses NAV to estimate the underlying fair value for certain mutual funds that do not have readily determinable fair values included in separate account assets.

All but one of these mutual funds are included in Level 2 and had fair values totaling $44.00 billion as of December 31, 2009. See the following paragraph for discussion of the mutual fund considered Level 3. These funds have no unfunded commitments or restrictions and the Company always has the ability to redeem the separate account investment in these funds with the investee at NAV daily. These mutual funds are primarily invested in domestic and international equity funds.

The Company’s separate account assets include an investment in a mutual fund that may not be redeemed until a seven year guarantee period expires in 2016; however, NAV has been used to estimate the fair value of this investment as a practical expedient. This fund has no unfunded commitments or other restrictions. The investment strategy of this fund is to build a portfolio where the assets shall be sufficient to achieve a target portfolio value by the end of the seven year guarantee period. The Company’s portion of the net asset value of this fund reported in separate account assets was $975.9 million as of December 31, 2009 and is included in Level 3.

Since separate account assets include mutual fund investments not directed by the Company, the contractholders have the ability to select and change investment categories, which may result in the underlying mutual funds being purchased and sold in the future.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2009:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$747.9	$4.4	$1.6	$753.9
Obligations of states and political subdivisions	—	548.9	—	548.9
Debt securities issued by foreign governments	—	75.1	—	75.1
Corporate securities	1.8	14,557.0	1,402.2	15,961.0
Residential mortgage-backed securities	229.3	3,245.9	2,033.7	5,508.9
Commercial mortgage-backed securities	—	678.8	405.3	1,084.1
Collateralized debt obligations	—	131.5	240.5	372.0
Other asset-backed securities	—	278.6	167.2	445.8

Total fixed maturity securities	979.0	19,520.2	4,250.5	24,749.7
Equity securities	12.6	32.4	7.6	52.6

Total securities available-for-sale	991.6	19,552.6	4,258.1	24,802.3
Mortgage loans held for sale1	—	—	47.9	47.9
Short-term investments	56.1	947.3	—	1,003.4

Total investments	1,047.7	20,499.9	4,306.0	25,853.6

Cash and cash equivalents	49.1	—	—	49.1
Derivative assets2	—	497.5	331.2	828.7
Separate account assets3,5	11,607.8	44,610.9	1,627.5	57,846.2

Total assets	$12,704.6	$65,608.3	$6,264.7	$84,577.6

Liabilities
Future policy benefits and claims4	$—	$—	$(310.9)	$(310.9)
Derivative liabilities2	(10.3)	(404.0)	(1.5)	(415.8)

Total liabilities	$(10.3)	$(404.0)	$(312.4)	$(726.7)

1	Elected to be carried at fair value.

2	Comprised of interest rate swaps, cross-currency swaps, credit default swaps, other non-hedging derivative instruments, equity option contracts and interest rate futures contracts.

3	Comprised of public, privately registered and non-registered mutual funds and investments in securities.

4
Related to embedded derivatives associated with living benefit contracts. The Company’s guaranteed minimum accumulation benefits (GMABs), guaranteed lifetime withdrawal benefits (GLWBs) and hybrid GMABs/GLWBs are considered embedded derivatives requiring the related liabilities to be separated from the host insurance product and recognized at fair value, with changes in fair value reported in earnings. This balance also includes embedded derivatives associated with fixed equity-indexed annuities (EIA) of $45.0 million that provide for interest earnings that are linked to the performance of specified equity market indices.

5	The fair value of separate account liabilities is set to equal the fair value of separate account assets

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2008:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$609.2	$4.3	$1.9	$615.4
Obligations of states and political subdivisions	—	224.7	—	224.7
Debt securities issued by foreign governments	—	55.5	—	55.5
Corporate securities	2.0	11,263.8	1,327.3	12,593.1
Residential mortgage-backed securities	600.7	2,398.1	3,035.9	6,034.7
Commercial mortgage-backed securities	—	700.0	263.4	963.4
Collateralized debt obligations	—	73.0	250.4	323.4
Other asset-backed securities	—	465.5	111.8	577.3

Total fixed maturity securities	1,211.9	15,184.9	4,990.7	21,387.5
Equity securities	1.4	34.8	17.9	54.1

Total securities available-for-sale	1,213.3	15,219.7	5,008.6	21,441.6
Mortgage loans held for sale1	—	—	124.5	124.5
Short-term investments	158.7	2,754.3	—	2,913.0

Total investments	1,372.0	17,974.0	5,133.1	24,479.1
Cash and cash equivalents	42.0	—	—	42.0
Derivative assets2	—	708.5	597.6	1,306.1
Separate account assets3,5	9,975.7	36,723.5	2,141.8	48,841.0

Total assets	$11,389.7	$55,406.0	$7,872.5	$74,668.2

Liabilities
Future policy benefits and claims4	$—	$—	$(1,739.7)	$(1,739.7)
Derivative liabilities2	(6.0)	(385.9)	(4.2)	(396.1)

Total liabilities	$(6.0)	$(385.9)	$(1,743.9)	$(2,135.8)

1	Elected to be carried at fair value.

2	Comprised of interest rate swaps, cross-currency swaps, credit default swaps, other non-hedging derivative instruments, equity option contracts and interest rate futures contracts.

3	Comprised of public, privately registered and non-registered mutual funds and investments in securities.

4
Related to embedded derivatives associated with living benefit contracts. The Company’s GMABs, GLWBs and hybrid GMABs/GMWBs are considered embedded derivatives requiring the related liabilities to be separated from the host insurance product and recognized at fair value, with changes in fair value reported in earnings. This balance also includes embedded derivatives associated with fixed EIAs of $41.7 million that provide for interest earnings that are linked to the performance of specified equity market indices.

5	The fair value of separate account liabilities is set to equal the fair value of separate account assets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes financial instruments for which the Company used significant unobservable inputs (Level 3) to determine fair value measurements for the year ended December 31, 2009:

		Net investment gains (losses)						Change in unrealized gains (losses) in earnings due to assets still held
(in millions)	Balance as of December 31, 2008	In earnings (realized and unrealized)1	In OCI (unrealized)2	Purchases, issuances, sales and settlements	Transfers in to Level 3	Transfers out of Level 3	Balance as of December 31, 2009
Assets
Investments:
Securities available-for-sale3:
Fixed maturity securities
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$1.9	$—	$(0.2)	$(0.1)	$—	$—	$1.6	$—
Corporate securities	1,327.3	(80.3)	260.3	(400.8)	487.1	(191.4)	1,402.2	$—
Residential mortgage-backed securities	3,035.9	(111.0)	388.7	(431.2)	0.9	(849.6)	2,033.7	—
Commercial mortgage-backed securities	263.4	(20.3)	139.1	(7.1)	94.1	(63.9)	405.3	—
Collateralized debt obligations	250.4	(53.0)	77.1	(18.2)	—	(15.8)	240.5	—
Other asset-backed securities	111.8	(16.5)	43.5	(12.0)	48.6	(8.2)	167.2	—

Total fixed maturity securities	4,990.7	(281.1)	908.5	(869.4)	630.7	(1,128.9)	4,250.5	—
Equity securities	17.9	1.4	0.7	3.9	—	(16.3)	7.6	—

Total securities available-for-sale	5,008.6	(279.7)	909.2	(865.5)	630.7	(1,145.2)	4,258.1	—
Mortgage loans held for sale	124.5	(7.6)	—	(69.0)	—	—	47.9	(2.8)

Total investments	5,133.1	(287.3)	909.2	(934.5)	630.7	(1,145.2)	4,306.0	(2.8)
Derivative assets	597.6	(311.5)	(12.0)	57.1	—	—	331.2	(309.5)
Separate account assets4,6	2,141.8	(646.7)	—	400.0	14.7	(282.3)	1,627.5	217.7

Total assets	$7,872.5	$(1,245.5)	$897.2	$(477.4)	$645.4	$(1,427.5)	$6,264.7	$(94.6)

Liabilities
Future policy benefits and claims5	$(1,739.7)	$1,437.7	$—	$(8.9)	$—	$—	$(310.9)	$1,437.7
Derivative liabilities	(4.2)	2.7	—	—	—	—	(1.5)	2.7

Total liabilities	$(1,743.9)	$1,440.4	$—	$(8.9)	$—	$—	$(312.4)	$1,440.4

1
Includes gains and losses on sales of financial instruments, changes in market value of certain instruments and other-than-temporary impairments. The net unrealized loss on separate account assets is attributable to contractholders and, therefore, is not included in the Company’s earnings.

2	Includes changes in market value of certain instruments.

3
Includes certain collateralized mortgage obligations, residential mortgage-backed securities, commercial mortgage-backed securities, other ABSs, certain broker or internally priced securities and securities that are at or near default based on ratings assigned by the National Association of Insurance Commissioners (NAIC) (see Note 6 for a discussion of NAIC designations. Equity securities represent holdings in non-registered mutual funds with significant unobservable inputs.

4
Comprised of non-registered mutual funds with significant unobservable and/or liquidity restrictions. The net unrealized investment loss on these non-registered mutual funds is attributable to contractholders and, therefore, is not included in the Company’s earnings.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

5
Relates to GMAB, GLWB and hybrid GMAB/GLWB embedded derivatives associated with contracts with living benefit riders. This balance also includes embedded derivatives associated with EIAs. Related derivatives are internally valued. The valuation of guaranteed minimum benefit embedded derivatives is based on capital market and actuarial assumptions, including risk margin considerations reflecting policyholder behavior. The Company uses both observable and unobservable inputs, such as published swap rates and historical volatilities as well as implied volatilities, in its capital market assumptions. Actuarial assumptions, including lapse behavior and mortality rates, are either based on annuity experience or pricing assumptions if experience has not yet developed.

6	The value of separate account liabilities is set to equal the fair value of separate account assets.
The following table summarizes financial instruments for which the Company used significant unobservable inputs (Level 3) to determine fair value measurements for the year ended December 31, 2008:

		Net investment gains (losses)						Change in unrealized gains (losses) in earnings due to assets still held
(in millions)	Balance as of December 31, 2007	In earnings (realized and unrealized)1	In OCI (unrealized)2	Purchases, issuances, sales and settlements	Transfers in to Level 3	Transfers out of Level 3	Balance as of December 31, 2008
Assets
Investments:
Securities available-for-sale3:
U.S Treasury securities and obligations of U.S. government corporations and agencies	$1.6	$—	$0.4	$(0.1)	$—	$—	$1.9	$—
Fixed maturity securities Corporate securities	1,515.7	(189.4)	(250.3)	(384.1)	901.2	(265.8)	1,327.3	—
Residential mortgage-backed securities	193.3	(402.8)	(711.6)	(290.5)	4,290.4	(42.9)	3,035.9	—
Commercial mortgage-backed securities	87.6	(12.8)	(306.7)	187.1	371.6	(63.4)	263.4	—
Collateralized debt obligations	532.6	(281.1)	(97.4)	23.4	78.0	(5.1)	250.4	—
Other asset-backed securities	122.3	(13.4)	(39.9)	(37.2)	127.8	(47.8)	111.8	—

Total fixed maturity securities	2,453.1	(899.5)	(1,405.5)	(501.4)	5,769.0	(425.0)	4,990.7	—
Equity securities	1.4	(54.9)	(9.4)	40.3	40.5	—	17.9	—

Total securities available-for-sale	2,454.5	(954.4)	(1,414.9)	(461.1)	5,809.5	(425.0)	5,008.6	—
Mortgage loans held for sale	86.1	(49.3)	—	87.7	—	—	124.5	(49.3)
Short-term investments	382.7	(0.2)	—	(1.3)	—	(381.2)	—	—

Total investments	2,923.3	(1,003.9)	(1,414.9)	(374.7)	5,809.5	(806.2)	5,133.1	(49.3)
Derivative assets	166.6	405.4	4.4	21.2	—	—	$597.6	394.0
Separate account assets4,6	2,258.6	305.9	—	511.4	23.9	(958.0)	$2,141.8	329.7

Total assets	$5,348.5	$(292.6)	$(1,410.5)	$157.9	$5,833.4	$(1,764.2)	$7,872.5	$674.4

Liabilities
Future policy benefits and claims5	$(128.9)	$(1,602.1)	$—	$(8.7)	$—	$—	$(1,739.7)	$(1,602.1)
Derivative liabilities	(16.3)	3.9	—	8.2	—	—	$(4.2)	12.0

Total liabilities	$(145.2)	$(1,598.2)	$—	$(0.5)	$—	$—	$(1,743.9)	$(1,590.1)

1
Includes gains and losses on sales of financial instruments, changes in market value of certain instruments and other-than-temporary impairments. The net unrealized loss on separate account assets is attributable to contractholders and, therefore, is not included in the Company’s earnings.

2	Includes changes in market value of certain instruments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

3
Includes certain collateralized mortgage obligations, residential mortgage-backed securities, commercial mortgage-backed securities, other ABSs, certain broker or internally priced securities and securities that are at or near default based on ratings assigned by the NAIC (see Note 6 for a discussion of NAIC designations). Equity securities represent holdings in non-registered mutual funds with significant unobservable inputs.

4
Comprised of non-registered mutual funds with significant unobservable and/or liquidity restrictions. The net unrealized investment loss on these non-registered mutual funds is attributable to contractholders and, therefore, is not included in the Company’s earnings.

5
Relates to GMAB, GLWB and hybrid GMAB/GLWB embedded derivatives associated with contracts with living benefit riders. This balance also includes embedded derivatives associated with EIAs. Related derivatives are internally valued. The valuation of guaranteed minimum benefit embedded derivatives is based on capital market and actuarial assumptions, including risk margin considerations reflecting policyholder behavior. The Company uses both observable and unobservable inputs, such as published swap rates and historical volatilities as well as implied volatilities, in its capital market assumptions. Actuarial assumptions, including lapse behavior and mortality rates, are either based on annuity experience or pricing assumptions if experience has not yet developed.

6	The value of separate account liabilities is set to equal the fair value of separate account assets.
Transfers

The Company reviews its fair value hierarchy classifications quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassification of fair value hierarchy levels of financial assets and liabilities. Reclassifications in/out of Level 3 are reported as transfers at the beginning of the period in which the change occurs. During 2008, the Company’s investments in residential mortgage-backed securities backed by prime collateral were classified as Level 3 financial assets because of their inactive markets and resulting illiquidity. As of December 31, 2009, these securities are no longer considered inactive due to increased trading volume and market activity and as a result were transferred out of Level 3. In addition, the Company was able to gain additional observable valuation inputs in the pricing of certain corporate securities, residential mortgage-backed securities and commercial mortgage-backed securities, which led to transferring these securities out of Level 3.

Additionally, certain corporate securities and commercial mortgage-backed securities had significant changes in key valuation inputs, which led to transfers into Level 3, primarily related to ratings downgrades and changes in pricing sources.

Fair Value on a Nonrecurring Basis

In 2009, certain mortgage loans on real estate held for investment were measured at the estimated fair value of the collateral on a non-recurring basis in periods subsequent to initial recognition due to these loans having specific reserves applied to them during the period. The application of these specific reserves adjusts the amortized cost basis of the loan to the estimated fair value of the collateral. The estimated fair value of the collateral supporting these loans was $154.8 million when the specific reserves were recorded.

Financial Instruments Not Carried at Fair Value

In estimating fair value for its disclosures for financial instruments not carried at fair value (and not included in the fair value disclosures above), the Company used the following methods and assumptions:

Mortgage loans on real estate held for investment, net: The fair values of mortgage loans held for investment on real estate are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. As commercial mortgage loans held for sale are included in the above fair value disclosure, they are excluded from financial instruments not carried at fair value in the table below.

Policy loans: The carrying amount reported in the consolidated balance sheets approximates fair value.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Investment contracts: The fair values of the Company’s liabilities under investment type contracts are based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand, net of certain surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

Short-term debt: The carrying amount reported in the consolidated balance sheets approximates fair value.

Long-term debt, payable to Nationwide Financial Services, Inc. (NFS): The fair values for long-term debt are based on estimated market prices.

The following table summarizes the carrying values and estimated fair values of financial instruments subject to disclosure requirements as of December 31:

	2009		2008
(in millions)	Carrying value	Estimated fair value	Carrying value	Estimated fair value
Assets
Investments:
Mortgage loans on real estate, net	$6,781.1	$5,946.3	$7,645.6	$6,845.6
Policy loans	1,050.4	1,050.4	1,095.6	1,095.6

Liabilities
Investment contracts	(18,723.8)	(18,315.5)	(20,093.2)	(19,621.5)
Short-term debt	(150.0)	(150.0)	(249.7)	(249.7)
Long-term debt, payable to NFS	(700.0)	(716.6)	(700.0)	(568.7)

(5)	Derivative Financial Instruments
Qualitative Disclosures

The Company recognizes all of its derivative instruments as either assets or liabilities at fair value. The accounting for changes in the fair value (e.g., gains or losses) of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship, and further, on the type of hedging relationship.

For derivative instruments that are designated and qualify as a cash flow hedge (e.g., hedging the exposure to variability in expected future cash flows that is attributable to interest rate risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into earnings in the same line item associated with the forecasted transaction and in the same period or periods during which the hedged transaction impacts earnings (e.g., interest income on a floating rate asset). The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of future cash flows of the hedged item, if any (ineffectiveness), or components of fair value that are excluded from the assessment of effectiveness, are recognized in the consolidated statements of income (loss) during the period.

For derivative instruments that are designated and qualify as a fair value hedge (e.g., hedging the exposure to changes in the fair value of an asset or a liability or an identified portion thereof that is attributable to a particular risk), the gain or loss on the derivative instrument as well as the hedged item are both recognized in net realized investment gains and losses.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

For derivative instruments that are not designated as a hedging instrument, the gain or loss on the derivative instrument is recognized in net realized investment gains and losses.

The Company’s derivative activities primarily are with financial institutions and corporations. In order to minimize credit risk, the Company enters into master netting agreements, which reduce risk by permitting the closeout and netting of transactions with the same counterparty upon occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. Generally, the Company accepts collateral in the form of cash, U.S. Treasury securities and other marketable securities.

As of December 31, 2009 and 2008, the Company had received $532.4 million and $1.02 billion, respectively, of cash for derivative collateral, which is in turn invested in short-term investments. The Company also held $32.3 million and $35.4 million of securities as off-balance sheet collateral on derivative transactions as of December 31, 2009 and 2008, respectively. As of December 31, 2009 and 2008, the Company had pledged fixed maturity securities with a fair value of $55.6 million and $24.5 million, respectively, as collateral to various derivative counterparties. There are no contingent features associated with the Company’s derivative instruments which would require additional collateral to be pledged to counterparties.

The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty, and changes in relevant market data in order to gain insight into the probability of default by the counterparty. In addition, the effect that the Company’s exposure to credit risk could have on the effectiveness of the Company’s hedging relationships is considered. As of December 31, 2009, the impact of the exposure to credit risk on both the fair value measurement of derivative assets and liabilities and the effectiveness of the Company’s hedging relationships was immaterial.

The Company is exposed to certain other risks relating to its ongoing business operations. The primary risks managed by using derivative instruments are interest rate risk, foreign currency exchange risk, equity risk and credit risk.

Derivatives Qualifying for Hedge Accounting – Interest Rate Risk Management

The Company periodically purchases variable rate investments (e.g., commercial mortgage loans and corporate bonds). As a result, the Company is exposed to variability in cash flows and investment income due to changes in interest rates. Such variability poses risks to the Company when the investments are funded with fixed rate liabilities. In an effort to manage this risk, the Company may enter into receive fixed/pay variable interest rate swaps.

In using these interest rate swaps, the Company receives fixed interest rate payments and makes variable rate payments. The variable interest paid on the swap is intended to match the variable interest received on the investment, resulting in the Company receiving the fixed interest payments on the swap. The net receipt of a fixed rate will offset the fixed rate paid on the liability. These interest rate swaps are designated as hedging instruments in cash flow hedging relationships.

The Company periodically participates in a medium-term note (MTN) program. Under this program, NLIC issues funding agreements to an unconsolidated third party trust to secure notes issued to investors by the trust. The proceeds from these funding agreements are generally used to purchase fixed rate assets (generally available-for-sale corporate bonds, available-for-sale private placement bonds or held for investment commercial mortgage loans). In a rising interest rate environment, the Company is exposed to narrowing margins as interest expense will increase while interest income remains constant. To manage this risk, the Company has entered into pay fixed/receive variable interest rate swaps. The interest rate swap agreement utilized by the Company effectively modifies its exposure to interest rate risk by converting the Company’s floating rate funding agreements associated with the MTN program to a fixed rate, thus reducing the impact of interest rate changes on future interest expense. These interest rate swaps are designated as hedging instruments in cash flow hedging relationships.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Derivatives Qualifying for Hedge Accounting – Foreign Currency Risk Management

The Company purchases foreign-denominated fixed rate assets and the associated investment income is exposed to changes in the exchange rates of the foreign currencies. To manage this risk, the Company has entered into pay fixed foreign currency/receive fixed U.S. dollar cross-currency swaps. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument will offset the changes in the functional-currency equivalent cash flows of the asset. These cross-currency swaps are designated as hedging instruments in cash flow hedging relationships.

The Company also purchases foreign-denominated fixed rate assets, funded with proceeds from funding agreements under a variable rate MTNs. The value of these investments is exposed to both changes in the exchange rates of the foreign currencies and changes in interest rates. To manage this risk, the Company has entered into pay fixed foreign currency/receive variable U.S. cross-currency interest rate swaps. As foreign exchange rates and interest rates change, the increase or decrease in the value of the derivative instrument will offset the changes in the asset’s value (relative to foreign currency and interest rate changes). These cross-currency interest rate swaps are designated as hedging instruments in fair value hedging relationships.

In addition, the Company periodically participates in a fixed rate foreign denominated MTN program. Under this program, NLIC issues funding agreements to an unconsolidated third party trust to secure notes issued to investors by the trust, and the value of these liabilities is exposed to both changes in the exchange rates of the foreign currencies and changes in interest rates. To manage this risk, the Company has entered into receive fixed foreign currency/pay variable U.S. cross-currency interest rate swaps. As foreign exchange rates and interest rates change, the increase or decrease in the value of the derivative instrument will offset the changes in the liability’s value (relative to foreign currency and interest rate changes). These cross-currency interest rate swaps are designated as hedging instruments in fair value hedging relationships.

Derivatives Not Qualifying for Hedge Accounting – Interest Rate Risk Management

The Company enters into commercial mortgage loan commitments that are held for sale, which exposes the Company to changes in the fair value of such commitments due to changes in interest rates during the commitment period prior to the loans being funded. In an effort to manage this risk, the Company enters into short U.S. Treasury futures and/or pay fixed interest rate swaps during the commitment period. If interest rates rise or fall, the gains or losses on short U.S. Treasury futures will offset the change in fair value of the commitment attributable to the change in interest rates.

The Company may use pay fixed, receive variable interest rate swaps to hedge the value of a portfolio of fixed-rate assets, relative to changes in interest rates. The interest rate swaps mitigate the risk of a loss of value due to increasing interest rates, with the fluctuations in the fair values of the derivatives offsetting changes in the fair values of the portfolios resulting from changes in interest rates.

The Company offers a variety of variable annuity programs with a guaranteed minimum balance or guaranteed withdrawal benefits, and options are utilized to economically hedge a portion of these products. See Derivatives Not Qualifying for Hedge Accounting – Equity Market Risk Management below for further explanation. As interest rates are a component of the option’s value, the effectiveness of economically hedging the annuity products may be adversely affected by changes in interest rates. The Company enters into interest rate swaps to mitigate this risk. The fluctuation in the fair values of the derivatives offsets the changes in the fair values of the options resulting from changes in interest rates.

The Company periodically enters into basis swaps (receive one variable rate/pay another variable rate) to better match the cash flows received from the specific variable-rate investments with the variable rate paid on a group of liabilities. While the pay-side terms of the basis swap will be consistent with the terms of the asset, the Company is not able to match the receive-side terms of the derivative to a specific liability. Therefore, basis swaps do not receive hedge accounting treatment.

In addition, the Company may use pay fixed/receive variable interest rate swaps as hedges against the negative effects of adverse interest rate movements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Derivatives Not Qualifying for Hedge Accounting – Foreign Currency Risk Management

The Company periodically participates in a variable rate foreign denominated MTN program. Under this program, NLIC issues funding agreements to an unconsolidated third party trust to secure notes issued to investors by the trust. As such, the cash flows related to these MTNs are exposed to changes in the exchange rates of the foreign currencies. Because the Company desires to retain the variable interest rate, it has entered into receive variable foreign currency/pay variable U.S. dollar cross-currency swaps. The basis swap converts the debt instrument to a U.S. dollar variable rate, thereby eliminating foreign exchange risk. While the receive-side terms of the basis swap will be consistent with the terms of the liability, the Company is not able to match the pay-side terms of the derivative to a specific asset. Therefore, these basis swaps do not receive hedge accounting treatment. The Company also uses currency contracts, primarily futures, to hedge foreign currency denominated investments in certain alternative investments.

Derivatives Not Qualifying for Hedge Accounting – Equity Market Risk Management

The Company offers a variety of variable annuity programs with a guaranteed minimum balance or guaranteed withdrawal benefits. The contractholders may elect to invest in equity funds. Adverse changes in the equity markets expose the Company to losses if the changes result in contractholder’s account balances falling below the guaranteed minimum. To mitigate a portion of the risk associated with these liabilities, the Company enters into equity index futures and options. The changes in value of the futures and options will offset a portion of the changes in the annuity accounts relative to changes in the equity market.

The Company offers a variety of variable annuity programs with a guaranteed minimum balance or guaranteed withdrawal benefits, where the contractholder elects to invest in funds with a foreign equity index. Adverse changes in the foreign equity index expose the Company to losses if the change results in contractholder’s account balances falling below the guaranteed minimum. To mitigate this risk, the Company enters into total return swaps, where the Company pays the total return on the foreign index and receives one-month U.S. London Interbank Offered Rate (LIBOR). The changes in cash flows of the total return swap will offset a portion of the changes in the annuity accounts relative to changes in the foreign index.

The Company’s living benefit riders represent an embedded derivative in a variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivatives are carried at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, expectations of contractholder persistency, contractholder withdrawal patterns, risk neutral market returns, correlations of market returns and market return volatility. The Company does not expect any meaningful level of claims under the living benefit features for several years and believes the impact of claims is expected to be mitigated by its economic hedging program.

Derivatives Not Qualifying for Hedge Accounting – Credit Risk

The Company enters into two distinct types of credit derivative contracts (or credit default swaps) which allows the Company to either sell or buy credit protection on a specific creditor or credit index.

The Company sells credit default protection to counterparties on selected debt instruments with specific creditor or credit index exposure and combines the credit default swap with selected assets the Company owns to enhance spreads. These selected assets may have sufficient duration for the related liability, but do not earn a sufficient credit spread. When the Company sells these instruments, it receives periodic premium payments similar to the risk premium received on an equivalent maturity bond from the same creditor. In return, the Company agrees to provide for losses if a credit event occurs during the lifetime of the contract, by buying a pre-determined cash bond from the counterparty at face value. In such a contract, a credit event will be defined in the trade settlement documentation and may include, but is not limited to, creditor bankruptcy or restructuring. The combined credit default swap and investments provide cash flows with the duration and credit spread targeted by the Company.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The Company also has purchased credit default protection on selected debt instruments exposed to short-term credit concerns, or because the combination of the corporate bond and purchased default protection provides sufficient spread and duration targeted by the Company.

Quantitative Disclosure

The following table presents the fair value of derivative instruments, location of the related instruments in the consolidated balance sheets and the related notional amounts of the derivative instruments as of December 31, 2009:

	Derivative assets			Derivative liabilities
(in millions)	Balance sheet location	Fair value	Notional	Balance sheet location	Fair value	Notional
Derivatives designated as hedging instruments:
Interest rate contracts	Other assets	$3.8	$86.4	Other liabilities	$69.0	$1,216.1
Cross-currency swaps	Other assets	33.8	93.1	Other liabilities	35.9	215.9

Total derivatives designated as hedging instruments		37.6	179.5		104.9	1,432.0
Derivatives not designated as hedging instruments:
Interest rate contracts	Other assets	410.0	7,456.7	Other liabilities	239.1	5,162.0
Cross-currency swaps	Other assets	48.6	210.8	Other liabilities	48.5	209.6
Credit default swaps	Other assets	0.5	28.5	Other liabilities	3.2	81.5
Total return swaps	Other assets	0.8	85.4	Other liabilities	8.3	555.8
Equity contracts	Other assets	331.2	2,504.6	Other liabilities	10.3	995.7
Embedded derivatives on guaranteed benefit annuity programs	N/A	—	—	Future policy benefits and claims	310.9	N/A
Other embedded derivatives	N/A	—	—	Other liabilities	1.5	N/A

Total derivatives not designated as hedging instruments		791.1	10,286.0		621.8	7,004.6

Total derivatives		$828.7	$10,465.5		$726.7	$8,436.6

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table presents the gains (losses) for derivative instruments designated and qualifying as hedging instruments in fair value hedges and the location of these instruments in the consolidated financial statements for the year ended December 31, 2009:

(in millions)	Location of gain (loss) recognized on derivatives	Amount of gain (loss) recognized on derivatives1,2
Derivatives in fair value hedging relationships:
Interest rate contracts	Net realized investment gains (losses)	$24.9
Cross-currency swaps	Net realized investment gains (losses)	(2.4)

Total		$22.5

Underlying fair value hedge relationships:
Interest rate contracts	Net realized investment gains (losses)	$(35.3)
Cross-currency swaps	Net realized investment gains (losses)	2.5

Total		$(32.8)

1         Excludes ($36.9) million of periodic settlements in interest rate contracts which are recorded in net investment income.

2        Includes $7.5 million of cash received in the termination of cash flow hedging instruments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following tables present the gains (losses) for derivative instruments designated and qualifying as hedging instruments in cash flow hedges and the location of these instruments in the consolidated financial statements for the year ended December 31, 2009:

(in millions)	Amount of gain (loss) recognized in OCI on derivatives
Derivatives in cash flow hedging relationships:
Interest rate contracts	$12.6
Cross-currency swaps	(4.4)
Currency contracts	(18.8)
Other embedded derivatives	(12.0)

Total	$(22.6)

(in millions)	Location of realized gain (loss) reclassified from AOCI into income1	Amount of realized gain (loss) reclassified from AOCI into income
Derivatives in cash flow hedging relationships:
Interest rate contracts	Interest credited to policyholder accounts	$(3.8)
Cross-currency swaps	Net realized investment gains (losses)	(10.9)
Currency contracts	Net realized investment gains (losses)	(3.8)
Other embedded derivatives	N/A	—

Total		$(18.5)

1	Effective portion.

(in millions)	Location of realized gain (loss) recognized in income on derivatives1	Amount of realized gain (loss) recognized in income on derivatives1,2,3
Derivatives in cash flow hedging relationships:
Interest rate contracts	Net realized investment gains (losses)	$0.1
Cross-currency swaps	Net realized investment gains (losses)	(1.3)
Currency contracts	Net realized investment gains (losses)	(2.8)
Other embedded derivatives	N/A	—

Total		$(4.0)

1	Ineffective portion and amounts excluded from the measurement of ineffectiveness.

2	Excludes 0.2 million of periodic settlements in interest rate contracts.

3	Includes $16.5 million of cash received in termination of cash flow hedging instrument.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table presents the gains (losses) for derivative instruments not designated and qualifying as hedging instruments and the location of these instruments in the consolidated financial statements for the year ended December 31, 2009:

(in millions)	Location of realized gain (loss) in income on derivatives	Amount of realized gain (loss) recognized in income on derivatives1
Derivatives not designated as hedging instruments:
Interest rate contracts	Net realized investment gains (losses)	$(197.2)
Cross-currency swaps	Net realized investment gains (losses)	3.3
Credit default swaps	Net realized investment gains (losses)	7.9
Equity total return swaps	Net realized investment gains (losses)	7.0
Equity contracts	Net realized investment gains (losses)	(738.7)
Embedded derivatives on guaranteed benefit annuity programs	Net realized investment gains (losses)	1,432.0
Other embedded derivatives	Net realized investment gains (losses)	2.6

Total		$516.9

1 Excludes net interest settlements and other revenue on embedded derivatives on guaranteed benefit annuity programs that are also recorded in net realized investment gains (losses).
In addition to the net realized investment gains (losses) listed in the previous tables, $(151.3) million of net interest settlements on all derivative instruments and $63.2 million of other revenue on embedded derivatives on guaranteed benefit annuity programs are also recorded in net realized investment gains (losses) for the year ended December 31, 2009.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Credit Derivatives

The Company had exposure to credit protection contracts for the years ended December 31, 2009, 2008, and 2007 and had experienced no credit event losses in 2009, credit event losses of $18.8 million in 2008 and no credit event losses in 2007 on such contracts. The following table presents the Company’s outstanding exposure to credit protection contracts, all of which are related to corporate debt instruments, as of the dates indicated, by contract maturity and industry exposure:

	Less than or equal to one year		One to three years		Three to five years		Total
(in millions)	Maximum potential risk	Estimated fair value	Maximum potential risk	Estimated fair value	Maximum potential risk	Estimated fair value	Maximum potential risk	Estimated fair value
December 31, 2009:
Single sector exposure:
Consumer goods	$—	$—	$—	$—	$—	$—	$—	$—
Financial	35.0	(2.5)	9.0	0.2	—	—	44.0	(2.3)
Oil & gas pipelines	15.0	—	—	—	—	—	15.0	—
Services	—	—	—	—	10.0	0.2	10.0	0.2
Utilities	—	—	—	—	—	—	—	—

Total single sector exposure	50.0	(2.5)	9.0	0.2	10.0	0.2	69.0	(2.1)
Index exposure:
Corporate bonds	—	—	—	—	—	—	—	—

Total index exposure	—	—	—	—	—	—	—	—

Total	$50.0	$(2.5)	$9.0	$0.2	$10.0	$0.2	$69.0	$(2.1)

December 31, 2008:
Single sector exposure:
Consumer goods	$—	$—	$6.0	$(0.8)	$—	$—	$6.0	$(0.8)
Financial	—	—	35.0	(5.8)	13.0	(0.5)	48.0	(6.3)
Oil & gas pipelines	10.0	—	15.0	(0.8)	—	—	25.0	(0.8)
Services	—	—	—	—	35.0	(3.0)	35.0	(3.0)
Utilities	4.5	—	—	—	—	—	4.5	—

Total single sector exposure	14.5	—	56.0	(7.4)	48.0	(3.5)	118.5	(10.9)
Index exposure:
Corporate bonds	—	—	—	—	110.9	(0.3)	110.9	(0.3)

Total index exposure	—	—	—	—	110.9	(0.3)	110.9	(0.3)

Total	$14.5	$—	$56.0	$(7.4)	$158.9	$(3.8)	$229.4	$(11.2)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(6)	Investments
Fixed Maturity Securities and Equity Securities Available-for-Sale

The following table summarizes the amortized cost, gross unrealized gains and losses, and estimated fair values of securities available-for-sale as of the dates indicated:

(in millions)	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
December 31, 2009:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$136.7	$15.4	$1.0	$151.1
U. S. Government agencies	551.3	57.2	5.7	602.8
Obligations of states and political subdivisions	567.6	4.4	23.1	548.9
Debt securities issued by foreign governments	69.9	5.3	0.1	75.1
Corporate securities
Public	10,929.8	597.2	175.2	11,351.8
Private	4,499.5	193.1	83.4	4,609.2
Residential mortgage-backed securities	6,078.9	95.2	665.2	5,508.9
Commercial mortgage-backed securities	1,284.9	6.5	207.3	1,084.1
Collateralized debt obligations	531.1	11.8	170.9	372.0
Other asset-backed securities	453.4	20.4	28.0	445.8

Total fixed maturity securities	25,103.1	1,006.5	1,359.9	24,749.7
Equity securities	48.8	4.6	0.8	52.6

Total securities available-for-sale	$25,151.9	$1,011.1	$1,360.7	$24,802.3

December 31, 2008:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$79.1	$22.6	$—	$101.7
U. S. Government agencies	420.4	93.3	—	513.7
Obligations of states and political subdivisions	230.5	1.6	7.4	224.7
Debt securities issued by foreign governments	50.1	5.4	—	55.5
Corporate securities
Public	8,881.9	109.9	1,040.7	7,951.1
Private	4,997.8	45.2	401.0	4,642.0
Residential mortgage-backed securities	6,807.8	90.5	863.6	6,034.7
Commercial mortgage-backed securities	1,418.1	0.6	455.3	963.4
Collateralized debt obligations	557.8	6.3	240.7	323.4
Other asset-backed securities	679.1	3.6	105.4	577.3

Total fixed maturity securities	24,122.6	379.0	3,114.1	21,387.5
Equity securities	62.2	0.7	8.8	54.1

Total securities available-for-sale	$24,184.8	$379.7	$3,122.9	$21,441.6

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The market value of the Company’s general account investments may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads. The Company does not have the intent to sell, nor is it more likely than not that the Company will be required to sell debt securities in unrealized loss positions. The Company may realize investment losses to the extent its liquidity needs require the disposition of general account fixed maturity securities in unfavorable interest rate, liquidity or credit spread environments.

For securities available-for-sale as of the dates indicated, the following table summarizes the Company’s gross unrealized losses based on the amount of time each type of security has been in an unrealized loss position:

	Less than or equal to one year			More than one year			Total
(in millions, except number of securities)	Estimated fair value	Gross unrealized losses	Number of securities	Estimated fair value	Gross unrealized losses	Number of securities	Estimated fair value	Gross unrealized losses	Number of securities
December 31, 2009:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$50.9	$1.0	2	$—	$—	—	$50.9	$1.0	2
U.S. Government agencies	154.6	5.7	8	—	—	—	154.6	5.7	8
Obligations of states and political subdivisions	318.2	11.5	35	79.1	11.6	13	397.3	23.1	48
Debt securities issued by foreign governments	1.6	0.1	2	—	—	—	1.6	0.1	2
Corporate securities
Public	1,197.9	32.0	160	1,117.5	143.2	201	2,315.4	175.2	361
Private	278.8	19.0	47	972.6	64.4	73	1,251.4	83.4	120
Residential mortgage-backed securities	936.7	104.2	117	2,375.1	561.0	341	3,311.8	665.2	458
Commercial mortgage-backed securities	42.7	5.2	11	699.3	202.1	101	742.0	207.3	112
Collateralized debt obligations	29.9	28.9	13	277.2	142.0	45	307.1	170.9	58
Other asset-backed securities	5.4	0.2	12	247.5	27.8	33	252.9	28.0	45

Total fixed maturity securities	3,016.7	207.8	407	5,768.3	1,152.1	807	8,785.0	1,359.9	1,214
Equity securities	16.7	0.1	13	2.4	0.7	75	19.1	0.8	88

Total	$3,033.4	$207.9	420	$5,770.7	$1,152.8	882	$8,804.1	$1,360.7	1,302

December 31, 2008:
Fixed maturity securities:
Obligations of states and political subdivisions	$94.9	$3.5	16	$29.3	$3.9	9	$124.2	$7.4	25
Corporate securities
Public	4,109.4	676.9	692	1,350.3	363.8	289	5,459.7	1,040.7	981
Private	2,259.4	282.1	231	996.5	118.9	105	3,255.9	401.0	336
Residential mortgage-backed securities	820.3	187.8	138	2,281.4	675.8	323	3,101.7	863.6	461
Commercial mortgage-backed securities	539.9	190.4	96	410.9	264.9	96	950.8	455.3	192
Collateralized debt obligations	151.0	100.8	24	122.6	139.9	36	273.6	240.7	60
Other asset-backed securities	325.5	41.7	38	228.7	63.7	26	554.2	105.4	64

Total fixed maturity securities	8,300.4	1,483.2	1,235	5,419.7	1,630.9	884	$13,720.1	$3,114.1	2,119
Equity securities	19.2	8.6	81	3.4	0.2	6	22.6	8.8	87

Total	$8,319.6	$1,491.8	1,316	$5,423.1	$1,631.1	890	$13,742.7	$3,122.9	2,206

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The weighted estimated fair value to amortized cost for non-investment grade fixed maturity securities that have an estimated fair value of less than 80% and have been in an unrealized loss position for more than one year was 65% and 64% as of December 31, 2009 and December 31, 2008, respectively.

The table below summarizes the amortized cost and estimated fair values of fixed maturity securities available-for-sale, by maturity, as of December 31, 2009. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

(in millions)	Amortized cost	Estimated fair value
Fixed maturity securities available-for-sale:
Due in one year or less	$1,002.3	$1,024.5
Due after one year through five years	7,213.2	7,507.1
Due after five years through ten years	5,265.4	5,516.8
Due after ten years	3,273.9	3,290.5

Subtotal	16,754.8	17,338.9
Residential mortgage-backed securities	6,078.9	5,508.9
Commercial mortgage-backed securities	1,284.9	1,084.1
Collateralized debt obligations	531.1	372.0
Other asset-backed securities	453.4	445.8

Total	$25,103.1	$24,749.7

The NAIC assigns credit quality ratings (NAIC designations) to securities for the purpose of statutory reporting. These NAIC designations are generally based on the credit ratings assigned by nationally recognized statistical rating agencies organizations (NRSRO) unless a security is not rated by an NRSRO, in which case the NAIC rates it using an alternative approach. For 2009 statutory reporting, the NAIC modified its ratings approach for residential mortgage-backed securities, which are not backed by U.S. government agencies. Under the modified approach, the NAIC designation for this type of security is based on an insurer’s reported carrying value for the security relative to a NAIC-prescribed ratings matrix for the security, with a higher NAIC designation afforded securities with lower carrying values. In effect, this process rates the credit quality of a security based on an independent market view of the expected discounted future cash flows from the security versus its statutory carrying value. Under this process, NAIC designations for these residential mortgage-backed securities could be higher or lower than the related NRSRO ratings. NAIC designations range from class 1 (highest quality) to class 6 (lowest quality). Of the Company’s general account fixed maturity securities, 91% and 93% were in the two highest NAIC designations categories as of December 31, 2009 and 2008, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table shows the equivalent designation between the NAIC and NRSRO and summarizes the credit quality, as determined by NAIC designations, of the Company’s fixed maturity securities portfolio as of the dates indicated:

(in millions)		December 31, 2009		December 31, 2008
NAIC Desingations1,2	NRSRO equivalent designation	Amortized cost	Estimated fair value	Amortized cost	Estimated fair value
1	AAA/AA/A	$15,322.9	$15,195.7	$15,423.0	$13,960.4
2	BBB	7,139.5	7,275.0	6,610.4	5,802.2
3	BB	1,551.1	1,404.3	1,233.3	990.0
4	B	724.1	616.7	556.0	386.2
5	CCC and lower	253.5	187.6	190.5	148.2
6	In or near default	112.0	70.4	109.4	100.5

	Total	$25,103.1	$24,749.7	$24,122.6	$21,387.5

1
NAIC designations are assigned at least annually. Some ratings for securities shown have been assigned to securities not yet assigned an NAIC designation in a manner approximating equivalent NRSRO categories.

2	Class 1 and class 2 NAIC designations are generally considered to represent investment grade ratings and are considered as such by the Company in reporting its credit quality information.
Other-Than-Temporary Impairment Evaluations

When evaluating whether a residential mortgage-backed security, commercial mortgage-backed security, collateralized debt obligation and other asset-backed securities are other-than-temporarily impaired, the Company examines characteristics of the underlying collateral, such as delinquency prepayment and default rates, the quality of the underlying borrower, the type of collateral in the pool, the vintage year of the collateral, subordination levels within the structure of the collateral pool, the quality of any credit guarantors, the Company’s intent to sell the security and whether it is more likely than not it will be required to sell the security before the recovery of its amortized cost basis.

In assessing corporate debt securities for other-than-temporary impairment, the Company evaluates the ability of the issuer to meet its debt obligations, the value of the company or specific collateral securing the debt position, the Company’s intent to sell the security and whether it is more likely than not it will be required to sell the security before the recovery of its amortized cost basis. A similar analysis is performed to evaluate U.S. Treasury securities and obligations of U.S. Government corporations, U.S. Government agencies, obligations of states and political subdivisions, and debt securities issued by foreign governments.

For all debt securities evaluated for other-than-temporary impairment (for which the Company does not have the intent to sell and it is not more likely than not that it will be required to sell the security before the recovery of its amortized cost basis), the Company considers the timing and amount of the cash flows. The Company evaluates its intent to sell on an individual security basis.

To the extent that the present value of the cash flows generated by a security is less than the amortized cost, an other-than-temporary impairment is recognized through earnings. It is reasonably possible that further declines in estimated fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further other-than-temporary impairments in the near term, which could be significant.

Equity securities may experience other-than-temporary impairment in the future based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the security to recovery.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Under the current other-than temporary impairment model, which was amended by the FASB and adopted by the Company in the first quarter of 2009, debt securities that become other-than-temporarily impaired (where the Company does not intend to sell the security and it is not more likely than not that it will be required to sell the security prior to recovery of the security’s amortized cost) are bifurcated with the credit portion of the impairment loss being recognized in earnings and the non-credit loss portion of the impairment being recognized in a separate component of other comprehensive income, net of applicable taxes and other offsets. For securities that are other-than-temporarily impaired, a discussion of the estimate of the credit loss portion that is recognized in earnings is provided, as applicable in the respective section of this footnote.

Corporate Securities

Corporate securities include conventional bonds, private placement fixed maturity securities, syndicated corporate bank loans and hybrid securities with both debt and equity-like features. For these corporate securities, the following table summarizes, as of the dates indicated, the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

	Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of estimated fair value to amortized cost	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total
December 31, 2009:
99.9% - 80.0%	$27.1	$104.1	$131.2	$13.1	$45.5	$58.6	$40.2	$149.6	$189.8
79.9% - 50.0%	8.5	45.6	54.1	2.3	12.4	14.7	10.8	58.0	68.8
Below 50.0%	—	—	—	—	—	—	—	—	—

Total	$35.6	$149.7	$185.3	$15.4	$57.9	$73.3	$51.0	$207.6	$258.6

December 31, 2008:
99.9% - 80.0%	$355.7	$116.8	$472.5	$31.0	$23.4	$54.4	$386.7	$140.2	$526.9
79.9% - 50.0%	327.5	121.9	449.4	118.4	126.0	244.4	445.9	247.9	693.8
Below 50.0%	79.3	41.5	120.8	47.1	53.1	100.2	126.4	94.6	221.0

Total	$762.5	$280.2	$1,042.7	$196.5	$202.5	$399.0	$959.0	$482.7	$1,441.7

Judgments regarding whether a corporate debt security is other-than-temporarily impaired include analyzing the issuer’s financial condition. An analysis of the issuer’s financial condition includes whether there has been a decline in the overall value of the issuer or its ability to service the specific security. The total enterprise value of the company issuing the security is determined through asset coverage, cash flow multiples, or other industry standards. Several factors assessed when determining the enterprise value include, but are not limited to, credit quality ratings, cash flow sustainability, liquidity, strength, industry, and market position. Sources of information include, but are not limited to, management projections, independent consultants, street research, peer analysis, and internal analysis.

If the company has concerns regarding the viability of the issuer or its ability to service the specific security after this analysis, a recovery value analysis is prepared to determine if the recovery value has declined below the amortized cost of the security. The recovery value is combined with the estimated timing to recovery, any other applicable cash flows that are expected and the security’s effective yield to arrive at the expected present value of cash flows. If a recovery estimate is not feasible, then the market’s view of cash flows implied by the current fair value, market discount rates, and effective yield are the primary factors used to estimate recovery.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The Company held hybrid securities issued by institutions in the financial sector with both debt and equity-like features, classified as corporate fixed maturity securities, with estimated fair values of $608.9 million and $661.2 million, and gross unrealized losses of $101.3 million and $379.9 million, as of December 31, 2009 and 2008, respectively. Of these unrealized losses as of December 31, 2009, $98.8 million, or 98%, were in an unrealized loss position for more than one year, evaluated under the debt model, compared to $106.3 million, or 18%, as of December 31, 2008. The Company evaluates such securities for other-than-temporary impairment using the criteria of either a debt or an equity security depending on the facts and circumstances of the individual issuer and security.

The Company invests in private placement fixed maturity securities because of the generally higher nominal yield available compared to comparably rated public fixed maturity securities, more restrictive financial and business covenants available in private fixed maturity security loan agreements, and stronger prepayment protection. Although private placement fixed maturity securities are not registered with the SEC and generally are less liquid than public fixed maturity securities, restrictive financial and business covenants included in private placement fixed maturity security loan agreements generally are designed to compensate for the impact of increased liquidity risk. A significant portion of the private placement fixed maturity securities that the Company holds are participations in issues that are also owned by other investors. In addition, some of these securities are rated by NRSROs, and substantially all have been assigned a rating by the NAIC, as shown in a previous table in this footnote summarizing the credit quality of the Company’s fixed maturity securities portfolio.

Residential Mortgage-Backed Securities

Residential mortgage-backed securities are a type of fixed income security backed by residential mortgage loans, which have been are sold into a trust or special purpose entity, formed for the purpose of securitizing and tranching the cash flows of the mortgage loans. The following tables summarize the distribution by collateral classification of the Company’s residential mortgage-backed securities as of dates indicated:

	As of December 31, 2009			As of December 31, 2008
in millions	Amortized cost	Estimated fair value	% of estimated fair value total	Amortized cost	Estimated fair value	% of estimated fair value total
Government agency	$2,546.9	$2,620.9	48%	$2,928.5	$3,002.4	50%
Prime	1,120.3	959.7	17%	1,341.6	1,041.4	17%
Alt-A	1,830.6	1,451.7	26%	1,850.7	1,451.6	24%
Sub-prime	577.3	473.7	9%	675.8	528.7	9%
Other residential mortgage collateral	3.8	2.9	—	11.2	10.6	—

Total	$6,078.9	$5,508.9	100%	$6,807.8	$6,034.7	100%

The Company considers Alt-A collateral to be mortgages whose underwriting standards do not qualify the mortgage for regular conforming or jumbo loan programs. Typical underwriting characteristics that cause a mortgage to fall into the Alt-A classification may include, but are not limited to, inadequate loan documentation of a borrower’s financial information, debt-to-income ratios above normal lending limits, loan-to-value ratios above normal lending limits that do not have primary mortgage insurance, a borrower who is a temporary resident, and loans securing non-conforming types of real estate. Alt-A mortgages are generally issued to borrowers having higher Fair Isaac Credit Organization (FICO) scores, and the lender typically charges a slightly higher interest rate for such mortgages.

The Company considers sub-prime collateral to be mortgages that are first or second lien mortgage loans issued to sub-prime borrowers, as demonstrated by recent delinquent rent or housing payments or substandard FICO scores. Second-lien mortgage loans are also considered sub-prime. The Company considers prime collateral to be mortgages whose underwriting standards qualify the mortgage for regular conforming or jumbo loan programs. In addition, government agency collateral is considered to be mortgages securitized by government agencies both implicitly and explicitly backed by the full faith and credit of the U.S. Government.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

For residential mortgage-backed securities, the following table summarizes as of the dates indicated the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

	Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of estimated fair value to amortized cost	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total
December 31, 2009:
99.9% - 80.0%	$29.0	$134.1	$163.1	$11.5	$41.5	$53.0	$40.5	$175.6	$216.1
79.9% - 50.0%	17.4	197.6	215.0	19.5	140.4	159.9	36.9	338.0	374.9
Below 50.0%	10.3	33.8	44.1	16.5	13.6	30.1	26.8	47.4	74.2

Total	$56.7	$365.5	$422.2	$47.5	$195.5	$243.0	$104.2	$561.0	$665.2

December 31, 2008:
99.9% - 80.0%	$47.7	$124.5	$172.2	$6.0	$10.3	$16.3	$53.7	$134.8	$188.5
79.9% - 50.0%	91.7	441.6	533.3	17.1	22.2	39.3	108.8	463.8	572.6
Below 50.0%	13.0	74.4	87.4	12.3	2.8	15.1	25.3	77.2	102.5

Total	$152.4	$640.5	$792.9	$35.4	$35.3	$70.7	$187.8	$675.8	$863.6

The Company evaluates its residential mortgage-backed securities for other-than-temporary impairment using multiple inputs. Loan level defaults are estimated using an option pricing approach in which the probability of borrower default increases as home equity declines. Other factors which influence the probability of default are debt-servicing, missed refinancing opportunities and geography. Loan level characteristics such as issuer, FICO score, payment terms, level of documentation, residency type, dwelling type and loan purpose are also utilized in the model along with historical performance, to estimate or measure the loan’s propensity to default. Additionally, the model takes into account loan age, seasonality, payment changes and exposure to refinancing as additional drivers of default. For transactions where loan level data is not available, the model uses a proxy based on the collateral characteristics. Loss severity in the model is a function of multiple factors, including but not limited to, the unpaid balance, interest rate, mortgage insurance ratios, assessed property value at origination, change in property valuation and loan-to-value ratio at origination. Prepayment speeds, both actual and estimated, are also considered. The cash flows generated by the collateral securing these securities are then determined based on these default, loss severity and prepayment assumptions. These collateral cash flows are then utilized, along with consideration for the issue’s position in the overall structure, to determine the cash flows associated with the residential mortgage-backed security held by the Company.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Commercial Mortgage-Backed Securities

The Company owns and manages commercial mortgage-backed securities, which are trust certificates or bonds offered to investors that are collateralized by a pool of commercial mortgage loans from which the principal and interest paid on those mortgages flows to investors. These investments in commercial mortgage-backed securities are generally characterized by securities that are collateralized by static, heterogeneous pools of mortgages on commercial real estate properties. Deals are generally diversified across property types, geography, borrowers, tenants, loan size, coupon and vintages. For commercial mortgage-backed securities, the following tables summarize, as of the dates indicated, the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

	Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of estimated fair value to amortized cost	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total
December 31, 2009:
99.9% - 80.0%	$4.2	$54.0	$58.2	$—	$—	$—	$4.2	$54.0	$58.2
79.9% - 50.0%	—	85.2	85.2	—	—	—	—	85.2	85.2
Below 50.0%	1.0	62.9	63.9	—	—	—	1.0	62.9	63.9

Total	$5.2	$202.1	$207.3	$—	$—	$—	$5.2	$202.1	$207.3

December 31, 2008:
99.9% - 80.0%	$19.8	$36.7	$56.5	$—	$—	$—	$19.8	$36.7	$56.5
79.9% - 50.0%	129.6	40.9	170.5	—	—	—	129.6	40.9	170.5
Below 50.0%	41.0	187.3	228.3	—	—	—	41.0	187.3	228.3

Total	$190.4	$264.9	$455.3	$—	$—	$—	$190.4	$264.9	$455.3

Commercial mortgage-backed securities’ cash flows are generated by an industry standard fixed income analytics system designed for asset backed securities. In addition, a third party default model is generally utilized within this service to apply loan specific probability of default, refinance risk and loss severity ratios to generate estimated cash flows. Default and prepayment assumptions are deal specific and include, but are not limited to, delinquency, property type, loan size, debt service coverage ratio, loan to value ratios and loan age.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Collateralized Debt Obligations

Collateralized debt obligations are asset-backed securities whose value is derived from the credit quality of the underlying corporate obligations. For collateralized debt obligations, the following tables summarize, as of the dates indicated, the Company’s gross unrealized loss position categorized as investment grade versus non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

	Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of estimated fair value to amortized cost	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total
December 31, 2009:
99.9% - 80.0%	$0.4	$3.6	$4.0	$0.3	$15.8	$16.1	$0.7	$19.4	$20.1
79.9% - 50.0%	—	29.0	29.0	4.2	31.4	35.6	4.2	60.4	64.6
Below 50.0%	—	9.6	9.6	24.0	52.6	76.6	24.0	62.2	86.2

Total	$0.4	$42.2	$42.6	$28.5	$99.8	$128.3	$28.9	$142.0	$170.9

December 31, 2008:
99.9% - 80.0%	$7.0	$0.2	$7.2	$0.1	$0.6	$0.7	$7.1	$0.8	$7.9
79.9% - 50.0%	25.8	37.2	63.0	—	—	—	25.8	37.2	63.0
Below 50.0%	66.5	99.8	166.3	1.4	2.1	3.5	67.9	101.9	169.8

Total	$99.3	$137.2	$236.5	$1.5	$2.7	$4.2	$100.8	$139.9	$240.7

To generate the expected cash flows, agency NRSRO of the underlying corporate securities were used to develop default probabilities. Historical and forecasted loss severities were then applied to develop the expected losses within the security’s collateral pool. An independent data provider is then used to model each security’s structure and waterfall to determine cash flows at the security level. If a recovery estimate is not feasible, then the market’s view of cash flows implied by the current fair value, market discount rates, and effective yield are the primary factors used to estimate recovery.

Within the collateralized debt obligations security type are Pooled Trust Preferreds. Pooled Trust Preferreds are collateralized debt obligations where the collateral is regional bank and insurance company trust preferred securities. All banks in the pools were screened using data provided by U.S. Bank Rating service. The rating service score is a combination of the bank’s liquidity, asset quality, capital adequacy and profitability. The results of the analysis, as well as management’s evaluation of the results and broker research, are used to generate default rates which are modeled to create cash flows from the entire collateral pool underlying each pooled trust preferred security. An independent data provider is then used to model each security’s structure and payment waterfall to determine cash flows at the security level.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Unrealized Gains and Losses

The following table presents the components of net unrealized losses on securities available-for-sale, as of December 31:

(in millions)	2009	2008
Net unrealized losses, before adjustments and taxes	$(349.6)	$(2,743.2)
Change in fair value attributable to fixed maturity securities designated in fair value hedging relationships	(35.1)	(57.7)

Total net unrealized losses, before adjustments and taxes	(384.7)	(2,800.9)
Adjustment to deferred policy acquisition costs	31.0	615.9
Adjustment to value of business acquired	0.2	9.6
Adjustment to future policy benefits and claims	19.5	46.9
Adjustment to policyholder dividend obligation	(16.4)	74.9
Deferred federal income tax benefit	122.6	718.8

Net unrealized losses	$(227.8)	$(1,334.8)

The following table presents an analysis of the net change in net unrealized gains (losses) on securities available-for-sale before adjustments and taxes for the years ended December 31:

(in millions)	20091	2008	2007
Fixed maturity securities	$2,381.7	$(2,682.2)	$(132.1)
Equity securities	11.9	(14.2)	(4.5)

Net increase (decrease)	$2,393.6	$(2,696.4)	$(136.6)

1
Includes the $384.2 million cumulative effect of adoption of accounting principle as of January 1, 2009 for the adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities.

The following table summarizes the Company’s accumulated other comprehensive losses recognized on debt securities which have credit losses in earnings, based on the adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities before federal income tax benefit, for the years ended December 31:

(in millions)	2009
Cumulative adoption of accounting principle as of January 1	$(384.2)
Net unrealized gains in the period	38.3

Total1	$(345.9)

1	Includes $417.5 million of other-than-temporary impairment losses recognized in other comprehensive income for the year ended December 31, 2009.
The Company’s practice is to disclose in the table above both the non-credit portion of the other-than-temporary impairment losses recognized in other comprehensive income and any subsequent changes in the fair value of those debt securities, which could result in a net unrealized gain.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Mortgage Loans on Real Estate, Securitization and Real Estate

As of December 31, 2009 and 2008, the carrying value, net of specific reserves, of commercial mortgage loans on real estate considered specifically reserved was $154.8 million and $39.9 million, respectively, for which a $36.4 million and $14.4 million specific reserve had been established, respectively. No specific reserve exists for collateral dependent commercial mortgage loans for which the fair value of the collateral is estimated to be greater than the carrying value.

The following table summarizes activity in the valuation allowance account for mortgage loans on real estate for the years ended December 31:

(in millions)	2009	2008	2007
Allowance, beginning of period	$42.4	$24.8	$36.0
Net change in allowance	35.0	17.6	(11.2)

Allowance, end of period	$77.4	$42.4	$24.8

The Company has securitized commercial mortgage loans on real estate to third parties. The Company, as the transferor, has continuing involvement in these loans which consists of receiving servicing fees on loans which the Company has transferred.

The Company did not participate in any securitization arrangements during the years ended December 31, 2009 and 2008. The Company received $0.6 million, during the years ended December 31, 2009 and 2008, in servicing fees related to financial assets where there is a continuing involvement from the securitization of commercial mortgage loans on real estate. During 2007, the Company received proceeds of $928.0 million from the securitization of commercial mortgage loans on real estate to third parties, experienced realized losses of $7.3 million on these loans, and received $0.7 million in servicing fees related to loans securitized in 2007 and before.

The Company provided a representations and warranties letter to the transferee for each securitization arrangement. If it is found that the Company has made a misrepresentation, it could be required to provide financial support to the transferee or its beneficial interest holders. For the years ended December 31, 2009, 2008 and 2007, the Company was not required to provide any financial or other support that it was not previously contractually required to provide to the transferee or its beneficial interest holders.

Real estate held for use was $1.8 million and $9.8 million as of December 31, 2009 and 2008, respectively. These assets are carried at cost less accumulated depreciation, which was $0.4 million and $2.1 million as of December 31, 2009 and 2008, respectively. The carrying value of real estate held for sale was $7.1 million and $6.8 million as of December 31, 2009 and 2008, respectively.

Securities Lending

The Company, through an agent, lends certain portfolio holdings and in turn receives cash collateral with the objective of increasing the yield on its investments. The cash collateral is invested in high-quality, short-term and long-term investments. The Company’s policy requires the maintenance of collateral of a minimum of 102% of the fair value of the securities loaned. Net returns on the investments, after payment of a rebate to the borrower, are shared between the Company and its agent. Both the borrower and the Company can request or return the loaned securities at any time. The Company maintains ownership of the loaned securities at all times and is entitled to receive from the borrower any payments for interest or dividends received on such securities during the loan term. The Company recognizes loaned securities as part of its investments available-for-sale. The Company also recognizes the short-term and other long-term investments acquired with the cash collateral and its obligation to return such collateral to the borrower in short-term investments and fixed maturity securities and other liabilities, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

As of December 31, 2009 and December 31, 2008, the Company had received $41.4 million and $419.9 million, respectively, of cash collateral on securities lending. The Company had not received any non-cash collateral on securities lending as of December 31, 2009 and December 31, 2008. As of December 31, 2009 and December 31, 2008, the Company had loaned securities with a fair value of $40.0 million and $407.1 million, respectively.

Assets on Deposit, Held in Trust and Pledged as Collateral

Fixed maturity securities with an amortized cost of $19.2 million and $28.0 million were on deposit with various regulatory agencies as required by law as of December 31, 2009 and 2008, respectively,. These securities continue to be included in fixed maturity securities on the consolidated balance sheets.

Net Investment Income

The following table summarizes net investment income from continuing operations by investment type for the years ended December 31:

(in millions)	2009	2008	2007
Securities available-for-sale:
Fixed maturity securities	$1,465.1	$1,477.3	$1,518.5
Equity securities	1.9	5.3	5.0
Mortgage loans on real estate	445.4	497.1	554.1
Short-term investments	6.4	16.8	31.2
Other	17.0	(75.1)	152.0

Gross investment income	1,935.8	1,921.4	2,260.8
Less investment expenses	56.7	56.7	68.6

Net investment income	$1,879.1	$1,864.7	$2,192.2

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Net Realized Investment Gains and Losses

The following table summarizes net realized investment gains (losses) from continuing operations by source for the years ended December 31:

(in millions)	2009	2008	2007
Total net derivatives gains (losses)1,2	399.8	(330.3)	(55.9)
Total realized gains on sales	191.7	40.2	93.3
Total realized losses on sales	(112.8)	(40.7)	(85.2)
Valuation (losses) gains3	(20.7)	(55.8)	1.9
Other	(4.2)	38.8	(1.3)

Net realized investment gains (losses)	$453.8	$(347.8)	$(47.2)

1
Includes gains of $413.6 million and losses of $500.7 million, and $26.7 million on derivatives and embedded derivatives associated with living benefit contracts for the years ended December 31, 2009, 2008, and 2007, respectively.

2
Includes losses of $171.8 million and gains of $109.4 million on derivatives associated with death benefit contracts for the years ended December 31, 2009 and 2008, respectively. There were no material gains or losses on derivatives associated with death benefit contracts during 2007.

3	Includes valuation of trading securities, mark-to-market valuation of mortgage loans held for sale, and changes in the valuation allowance not related to specific mortgage loans on real estate.
Proceeds from the sale of securities available-for-sale during 2009, 2008 and 2007 were $4.21 billion, $4.31 billion and $4.98 billion, respectively. During 2009 and 2008, gross gains of $189.0 million and $35.7 million, respectively, and gross losses of $70.3 million and $25.3 million, respectively, were realized on those sales.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Other-Than-Temporary and Other Investment Impairment Losses

The following table summarizes other-than-temporary impairments for the years ended December 31:

(in millions)	Gross	Included in OCI	Net
2009:
Fixed maturity securities1	$906.8	$(417.5)	$489.3
Equity securities	7.1	—	7.1
Mortgage loans	71.8	—	71.8
Other	6.4	—	6.4

Total other-than-temporary impairment losses	$992.1	$(417.5)	$574.6

		2008	2007
Total Impairments:
Fixed maturity securities1		$1,052.2	$108.5
Equity securities		60.2	—
Mortgage loans		14.6	4.1
Other		3.7	5.1

Total other-than-temporary impairment losses		$1,130.7	$117.7

1
Declines in the creditworthiness of the issuer of hybrid securities with both debt and equity-like features requires the use of the equity model in analyzing the security for other-than-temporary impairment. For the year ended December 31, 2009, the Company recognized $167.6 million in other-than-temporary impairments related to these securities compared to $89.5 million and none for the years ended December 31, 2008 and 2007, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes the cumulative amounts related to the Company’s credit loss portion of the other-than-temporary-impairment losses on debt securities held as of December 31, 2009 that the Company does not intend to sell and it is not more likely than not that the Company will be required to sell the security prior to recovery of the amortized cost basis and for which the non-credit portion of the loss is included in other comprehensive income:

(in millions)
Cumulative credit loss as of January 1, 20091	$507.5
New credit losses	168.4
Incremental credit losses2	71.9

Subtotal	747.8
Less:
Losses related to securities included in the beginning balance sold or paid down during the period	(267.3)
Losses related to securities included in the beginning balance for which there was a change in intent3	(63.1)
Increases in cash flows expected to be collected for securities included in the beginning balance	—

Cumulative credit loss as of December 31, 20091	$417.4

1
The cumulative credit loss amount excludes other-than-temporary-impairment losses on securities held as of the periods indicated that the Company intends to sell or it is more likely than not that the Company will be required to sell the security before the recovery of the amortized cost basis.

2	On securities included in the beginning balance.

3
Securities for which a credit-related other-than-temporary impairment loss was previously recorded that the Company now intends to sell or is more likely than not it will be required to sell before recovery of the amortized cost basis and has transferred the non-credit portion of loss previously recorded in other comprehensive income to earnings during the period. Also includes hybrid securities that had previously been evaluated for other-than-temporary impairment based on the criteria as a debt security, but in the current period are evaluated as an equity security due to declines in the creditworthiness of the issuer.

(7)	Deferred Policy Acquisition Costs
During the fourth quarter of 2009, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters for the prescribed period, which primarily was driven by the continued market recovery and favorable market performance compared to assumed net separate account returns. Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in a increase in DAC and other related balances, including sales inducement assets, and an decrease in DAC amortization and other related balances of $218.5 million pre-tax in the Individual Investments segment. The Company used the reversion to the mean process with the anchor date that was reset during the second quarter 2007 unlocking as described below. The Company evaluated the assumed separate account performance level over the next three years and determined that the assumptions inherent in the reversion period were reasonable. The annual net separate account growth rate for the mean reversion period is 15%, the maximum rate under the Company’s parameters.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

During the second quarter of 2009, the Company conducted its annual comprehensive review of model assumptions used to project DAC and other related balances, including sales inducement assets, VOBA and unearned revenue reserves. The review covered all assumptions including mortality, lapses, expenses and general and separate account returns. As a result of this review, certain assumptions were unlocked (DAC unlock). The unlocked assumptions primarily related to lower expected investment spreads and separate account returns across all segments.

The pre-tax positive (negative) impact on the Company’s assets and liabilities as a result of the unlocking of assumptions during 2009 was as follows:

(in millions)	DAC	VOBA	Unearned Revenue Reserves	Sales Inducement Assets	Total
Segment:
Individual Investments	$191.9	$—	$—	$10.9	$202.8
Retirement Plans	(8.2)	—	—	—	(8.2)
Individual Protection	(43.9)	(13.2)	10.9	—	(46.2)

Total	$139.8	$(13.2)	$10.9	$10.9	$148.4

During the fourth quarter of 2008, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters, which primarily was driven by continued unfavorable market performance compared to assumed net separate account returns. Management made a determination that it was not reasonably possible to get back within the preset parameters during the remaining prescribed period. Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in a decrease in DAC and an increase in DAC amortization and other related balances of $243.1 million pre-tax in the Individual Investments segment. The Company used the reversion to the mean process with the anchor date that was reset during the second quarter 2007 unlocking as described below. The Company evaluated the assumed separate account performance level over the next three years and determined that the assumptions inherent in the reversion period were reasonable. The annual net separate account growth rate for the mean reversion period is 15%, the maximum rate under the Company’s parameters.

During the third quarter of 2008, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters for the prescribed period, which primarily was driven by unfavorable market performance compared to the assumed net separate account returns. Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in a decrease in DAC and an increase in DAC amortization and other related balances totaling $177.2 million pre-tax in the Individual Investments segment.

At the end of the second quarter of 2008, the Company determined as part of its comprehensive annual study of assumptions that certain assumptions should be unlocked. The unlocked assumptions primarily related to lapse and spread assumptions in the Individual Investments segment, the assumed growth rate on deposits per contract in the Retirement Plans segment, and mortality and lapse assumptions in the Individual Protection segment.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The pre-tax positive (negative) impact on the Company’s assets and liabilities as a result of the unlocking of assumptions during the year ended December 31, 2008 was as follows:

(in millions)	DAC	VOBA	Unearned Revenue Reserves	Sales Inducement Assets	Total
Segment:
Individual Investments	$(429.1)	$(2.6)	$—	$(0.6)	$(432.3)
Retirement Plans	(2.3)	—	—	—	(2.3)
Individual Protection	(2.8)	7.5	3.2	—	7.9

Total	$(434.2)	$4.9	$3.2	$(0.6)	$(426.7)

During the second quarter of 2007, the Company conducted its annual comprehensive review of model assumptions used to project DAC and other related balances, including sales inducement assets, VOBA, unearned revenue reserves, and guaranteed minimum death and income benefit reserves. This review included all assumptions, including expected separate account investment returns during the three-year reversion period, lapse rates, mortality and expenses. The Company determined as part of this annual review that the overall separate account returns were expected to exceed previous estimates due to favorable financial market trends. Additionally, while the Company estimated that the overall profitability of its variable products had improved, it expected the long-term net growth in separate account investment performance to moderate.

Accordingly, the second quarter 2007 unlocking process included changes in several assumptions, including assumptions affecting net separate account investment performance. This unlocking resulted in a net increase in DAC and a benefit to DAC amortization and other related balances totaling $216.5 million pre-tax. First, the Company reset the anchor date for its reversion to the mean calculations, which increased the annual net separate account growth rate to 7% during the first three years of the projection period from 0% (which was the rate of return for the three-year reversion period required from the previous anchor date). Second, as a result of its current analysis, including its evaluation of ongoing trends and expectations regarding financial market performance, the Company unlocked and reset its long-term assumption for net separate account growth rates to 7% from 8%. This decreased the net separate account growth rate by 1% to 7% for all years subsequent to the three-year reversion period. The combination of resetting these two factors resulted in a $161.9 million increase in DAC and benefit to DAC amortization and other related balances. The impact of changing the annual net separate account growth rate from 0% to 7% during the three-year reversion period had a much larger effect on the DAC balance when compared to the 1% incremental change in the long-term assumption for net separate account investment performance. The remainder of the increase in DAC and benefit to DAC amortization and other related balances resulting from the DAC unlocking process primarily was related to the recorded balance of individual variable annuity DAC falling outside the Company’s preset parameters for the prescribed period, which was driven by favorable market performance in excess of the assumed net separate account returns. Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in a $78.8 million increase in DAC and benefit to DAC amortization and other related balances. This was partially offset by a $24.2 million decrease in DAC and increase in DAC amortization and other related balances due to increasing estimated lapse rates for fixed annuity and BOLI products.

During the second quarter of 2007, the Company added a new feature to its existing GLWB rider, Lifetime Income (L.inc). This new feature resulted in a substantial change in the existing contracts and, therefore, an extinguishment of the DAC associated with those contracts pursuant to the American Institute of Certified Public Accountants’ Statement of Position 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts. As a result, the Company eliminated existing DAC and other related balances resulting in a $135.0 million pre-tax charge.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The pre-tax positive (negative) impact on the Company’s assets and liabilities as a result of the unlocking of these assumptions during the second quarter of 2007 was as follows:

(in millions)	DAC	VOBA	Unearned Revenue Reserves	Sales Inducement Assets	Total
Segment:
Individual Investments	$(208.9)	$—	$—	$12.5	$(196.4)
Retirement Plans	(10.5)	—	—	—	(10.5)
Individual Protection	(16.4)	5.1	1.7	—	(9.6)

Total	$(235.8)	$5.1	$1.7	$12.5	$(216.5)

The following table presents a reconciliation of DAC for the years ended December 31:

(in millions)	2009	2008
Balance at beginning of period	$4,523.8	$4,095.6
Capitalization of DAC	513.0	587.6
Amortization of DAC, excluding unlocks	(605.4)	(257.4)
Amortization of DAC, related to unlocks	139.8	(434.2)
Adjustments to DAC related to unrealized gains and losses on securities available-for-sale and other	(588.1)	532.2

Balance at end of period	$3,983.1	$4,523.8

(8)	Value of Business Acquired and Other Intangible Assets
The following table presents a reconciliation of VOBA for the years ended December 31:

(in millions)	2009	2008
Balance at beginning of period	$334.0	$354.8
Amortization of VOBA	(49.4)	(31.4)
Net realized losses on investments	1.7	1.9
Other	—	0.5

Subtotal	286.3	325.8
Change in unrealized (loss) gain on available-for-sale securities	(9.4)	8.2

Balance at end of period	$276.9	$334.0

Interest on the unamortized VOBA balance (at interest rates ranging from 4.50% to 7.56%) is included in amortization and was $20.1 million, $22.4 million and $24.8 million during the years ended December 31, 2009, 2008 and 2007, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes intangible assets as of December 31:

(in millions)	Initial useful life1	2009		2008
		Gross carrying amount	Accumulated amortization	Gross carrying amount	Accumulated amortization
Amortizing:
VOBA	28 years	$594.9	$318.0	$594.9	$270.5
Distribution forces	20 years	7.0	7.0	7.0	1.3

Total intangible assets		$601.9	$325.0	$601.9	$271.8

1	The initial useful life was based on applicable assumptions. Actual periods are subject to revision based on variances from assumptions and other relevant factors.
During the fourth quarter of 2009, the Company recorded a $5.4 million pre-tax impairment charge on intangible assets associated with the NFN retirement services distribution channel.

During 2009, the Company fully amortized intangible assets related to NLICA and NLACA state insurance licenses, which resulted in a $7.8 million pre-tax charge. The state insurance licenses had indefinite useful lives and were not previously amortized. Due to the merger with NLIC and NLAIC, respectively, on December 31, 2009, the NLICA and NLACA state insurance licenses are no longer required as the surviving entities have the required state insurance licenses to conduct business on existing NLICA and NLACA products. The Company will surrender the state insurance licenses back to each state. See Note 1 for a description of the merger transaction between these entities.

During 2008, the Company recorded a $19.7 million pre-tax impairment charge on career agency force and independent agency force intangible assets associated with its plan to exit the NFN professional consulting group sales channel and selling arrangement changes for the independent agency force.

The Company’s annual impairment testing performed as of June 30, did not result in material impairment losses on intangible assets during 2009, 2008 and 2007.

Based on current assumptions, which are subject to change, the following table summarizes estimated amortization for the next five years ended December 31:

(in millions)	VOBA
2010	$28.8
2011	24.2
2012	21.9
2013	19.4
2014	16.0

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(9)	Goodwill
The following table summarizes changes in the carrying value of goodwill by segment for the years indicated:

(in millions)	Retirement Plans	Individual Protection	Total
Balance as of December 31, 2007	$25.4	$174.4	$199.8
Adjustments	—	—	—

Balance as of December 31, 2008	25.4	174.4	199.8
Adjustments	—	—	—

Balance as of December 31, 2009	$25.4	$174.4	$199.8

The Company’s 2009 annual impairment testing did not result in any impairments on existing goodwill. As of the 2009 annual impairment testing, the fair value of the reporting units with goodwill was in excess of the carrying value. The goodwill balances as of 12/31/09 have not been previously impaired.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(10)	Closed Block
The amounts shown in the following tables for assets, liabilities, revenues and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

The following table summarizes financial information for the closed block as of December 31:

(in millions)	2009	2008
Liabilities:
Future policyholder benefits	$1,818.0	$1,844.2
Policyholder funds and accumulated dividends	142.9	142.7
Policyholder dividends payable	28.7	31.7
Policyholder dividend obligation	48.7	(62.2)
Other policy obligations and liabilities	13.8	9.2

Total liabilities	2,052.1	1,965.6

Assets:
Fixed maturity securities available-for-sale, at estimated fair value	1,236.2	1,082.1
Mortgage loans on real estate	263.2	294.8
Policy loans	190.5	197.9
Other assets	135.4	152.3

Total assets	1,825.3	1,727.1

Excess of reported liabilities over assets	226.8	238.5

Portion of above representing other comprehensive income:
Increase (decrease) in unrealized gain on fixed maturity securities available-for-sale	90.8	(88.6)
Adjustment to policyholder dividend obligation	(90.8)	88.6

Total	—	—

Maximum future earnings to be recognized from assets and liabilities	$226.8	$238.5

Other comprehensive income:
Fixed maturity securities available-for-sale:
Fair value	$1,236.2	$1,082.1
Amortized cost	1,252.6	1,157.0
Shadow policyholder dividend obligation	(16.4)	74.9

Net unrealized appreciation	$—	$—

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes closed block operations for the years ended December 31:

(in millions)	2009	2008	2007
Revenues:
Premiums	$89.6	$92.9	$95.7
Net investment income	105.6	108.9	102.5
Realized investment gains (losses)	1.8	(40.9)	(1.5)
Realized (losses) gains credited to to policyholder benefit obligation	(5.8)	36.9	(2.5)

Total revenues	191.2	197.8	194.2

Benefits and expenses:
Policy and contract benefits	132.9	131.1	136.4
Change in future policyholder benefits and interest credited to policyholder accounts	(24.4)	(17.4)	(19.3)
Policyholder dividends	59.2	62.9	61.1
Change in policyholder dividend obligation	4.4	2.6	(3.6)
Other expenses	1.1	1.2	1.2

Total benefits and expenses	173.2	180.4	175.8

Total revenues, net of benefits and expenses, before federal income tax expense	18.0	17.4	18.4
Federal income tax expense	6.3	6.1	6.4

Revenues, net of benefits and expenses and federal income tax expense	$11.7	$11.3	$12.0

Maximum future earnings from assets and liabilities:
Beginning of period	$238.5	$249.8	$261.8
Change during period	(11.7)	(11.3)	(12.0)

End of period	$226.8	$238.5	$249.8

Cumulative closed block earnings from inception through December 31, 2009 and 2008 were higher than expected as determined in the actuarial calculation. Therefore, policyholder dividend obligations (excluding the adjustment for unrealized gains on available-for-sale securities) were $32.3 million and $12.7 million as of December 31, 2009 and 2008, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(11)	Variable Contracts
The Company issues traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. The Company also issues non-traditional variable annuity contracts in which the Company provides various forms of guarantees to benefit the related contractholders. The Company provides five primary guarantee types under non-traditional variable annuity contracts: (1) guaranteed minimum death benefits (GMDB); (2) GMAB; (3) guaranteed minimum income benefits (GMIB); (4) GLWB; and (5) a hybrid guarantee with GMAB and GLWB.

The GMDB provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor’s death. The Company has offered six primary GMDB types:

•
Return of premium – provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments, which is referred to as “net premiums.” There are two variations of this benefit. In general, there is no lock in age for this benefit. However, for some contracts the GMDB reverts to the account value at a specified age, typically age 75.

•
Reset – provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to lock-in age) account value adjusted for withdrawals. For most contracts, this GMDB locks in at age 86 or 90, and for others the GMDB reverts to the account value at age 75, 85, 86 or 90.

•
Ratchet – provides the greater of a return of premium death benefit or the highest specified “anniversary” account value (prior to age 86) adjusted for withdrawals. Currently, there are three versions of ratchet, with the difference based on the definition of anniversary: monthaversary – evaluated monthly; annual – evaluated annually; and five-year – evaluated every fifth year.

•
Rollup – provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated at generally 5% simple interest up to the earlier of age 86 or 200% of adjusted premiums. There are two variations of this benefit: for certain contracts, this GMDB locks in at age 86, and for others the GMDB reverts to the account value at age 75.

•	Combo – provides the greater of annual ratchet death benefit or rollup death benefit. This benefit locks in at either age 81 or 86.

•
Earnings enhancement – provides an enhancement to the death benefit that is a specified percentage of the adjusted earnings accumulated on the contract at the date of death. There are two versions of this benefit: (1) the benefit expires at age 86, and a credit of 4% of account value is deposited into the contract; and (2) the benefit does not have an end age, but has a cap on the payout and is paid upon the first death in a spousal situation. Both benefits have age limitations. This benefit is paid in addition to any other death benefits paid under the contract.

The GMAB, offered in the Company’s Capital Preservation Plus contract rider, is a living benefit that provides the contractholder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract. In some cases, the contractholder also has the option, after a specified time period, to drop the rider and continue the variable annuity contract without the GMAB. In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

The GLWB, offered in the Company’s L.inc, is a living benefit that provides for enhanced retirement income security without the liquidity loss associated with annuitization. The withdrawal rates vary based on the age when withdrawals begin and are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder. The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a ratchet feature that is driven by account performance and a roll-up feature that is driven by policy duration.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization value. The GMIB types are:

•	Ratchet – provides an annuitization value equal to the greater of account value, net premiums or the highest one-year anniversary account value (prior to age 86) adjusted for withdrawals.

•
Rollup – provides an annuitization value equal to the greater of account value and premiums adjusted for withdrawals accumulated at 5% compound interest up to the earlier of age 86 or 200% of adjusted premiums.

•	Combo – provides an annuitization value equal to the greater of account value, ratchet GMIB benefit or rollup GMIB benefit.
In January 2009, the Company decided to simplify its living benefit guarantees and only offer L.inc on new sales.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

All GMAB contracts with the hybrid GMAB/GLWB rider are included with GMAB contracts in the following tables. The following table summarizes the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts as of December 31 (a contract may contain multiple guarantees):

	2009					2008
(in millions)	General account value	Separate account value	Total account value	Net amount at risk1	Wtd. avg. attained age	General account value	Separate account value	Total account value	Net amount at risk1	Wtd. avg. attained age
GMDB:
Return of premium	$728.8	$5,859.6	$6,588.4	$99.5	61	$912.1	$5,082.2	$5,994.3	$440.6	60
Reset	1,622.4	12,406.1	14,028.5	899.5	64	2,282.3	10,259.8	12,542.1	2,477.7	64
Ratchet	1,181.3	13,835.5	15,016.8	1,772.4	67	1,877.7	10,545.7	12,423.4	3,775.3	67
Rollup	41.8	258.7	300.5	17.7	73	48.5	241.9	290.4	25.9	72
Combo	229.1	1,577.3	1,806.4	325.6	69	306.0	1,398.1	1,704.1	621.2	69

Subtotal	3,803.4	33,937.2	37,740.6	3,114.7	65	5,426.6	27,527.7	32,954.3	7,340.7	65
Earnings enhancement	16.5	373.4	389.9	19.6	64	28.1	305.4	333.5	7.2	63

Total - GMDB	$3,819.9	$34,310.6	$38,130.5	$3,134.3	65	$5,454.7	$27,833.1	$33,287.8	$7,347.9	65

GMAB2:
5 Year	$383.0	$2,639.8	$3,022.8	$171.5	N/A	$607.0	$2,260.6	$2,867.6	$499.0	N/A
7 Year	393.6	2,151.9	2,545.5	180.4	N/A	451.6	1,814.3	2,265.9	482.9	N/A
10 Year	70.2	684.6	754.8	39.5	N/A	80.2	597.7	677.9	132.2	N/A

Total - GMAB	$846.8	$5,476.3	$6,323.1	$391.4	N/A	$1,138.8	$4,672.6	$5,811.4	$1,114.1	N/A

GMIB3:
Ratchet	$16.3	$242.0	$258.3	$0.3	N/A	$16.2	$228.5	$244.7	$5.6	N/A
Rollup	46.6	625.6	672.2	0.4	N/A	47.1	612.4	659.5	1.3	N/A
Combo	—	0.2	0.2	—	N/A	—	0.1	0.1	—	N/A

Total - GMIB	$62.9	$867.8	$930.7	$0.7	N/A	$63.3	$841.0	$904.3	$6.9	N/A

GLWB:
L.inc	$229.7	$7,056.7	$7,286.4	$67.3	N/A	$72.4	$3,248.4	$3,320.8	$571.5	N/A
Porfolio income insurance	—	20.7	20.7	—	N/A	—	—	—	—	N/A

Total - GLWB	$229.7	$7,077.4	$7,307.1	$67.3	N/A	$72.4	$3,248.4	$3,320.8	$571.5	N/A

1
Net amount at risk is calculated on a seriatim basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit). As it relates to GMIB, net amount at risk is calculated as if all policies were eligible to annuitize immediately, although all GMIB options have a waiting period of at least 7 years from issuance.

2	GMAB contracts with the hybrid GMAB/GLWB rider had account values of $5.32 billion and $4.59 billion as of December 31, 2009 and 2008, respectively.

3	The weighted average period remaining until expected annuitization is not meaningful and has not been presented because there is currently no material GMIB exposure.
Net amount at risk is highly sensitive to changes in financial market movements. See Note 5, Derivatives Not Qualifying for Hedge Accounting – Equity Market Risk Management, for a discussion of the Company’s risk management practices with respect to financial market exposure.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes account balances of variable annuity contracts that were invested in separate accounts as of December 31:

(in millions)	2009	2008
Mutual funds:
Bond	$4,920.2	$4,370.3
Domestic equity	24,598.8	18,676.2
International equity	3,046.9	2,421.4

Total mutual funds	32,565.9	25,467.9
Money market funds	1,473.4	2,146.4

Total	$34,039.3	$27,614.3

The following table summarizes the reserve balances, net of reinsurance, for variable annuity contracts with guarantees as of December 31:

(in millions)	2009	2008
Living benefit riders	$265.9	$1,698.0
GMDB	67.0	193.4
GMIB	3.1	5.5

The Company’s living benefit riders represent an embedded derivative in a variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivatives are carried at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, expectations of contractholder persistency, contractholder withdrawal patterns, risk neutral market returns, correlations of market returns and market return volatility. As of December 31, 2009 and 2008, the net balance of the embedded derivatives for living benefits was a liability of $265.9 million and a liability of $1.70 billion, respectively. The GLWB component of living benefit riders was immaterial in 2009 and $699.9 million in 2008, respectively.

The Company’s incurred and paid amounts for living benefit features were immaterial for the years ended December 31, 2009 and 2008. The incurred and paid amounts were immaterial for 2008. The Company does not expect any meaningful level of claims under the living benefit features for several years and believes the impact of claims is expected to be mitigated by its economic hedging program.

During the year ended December 31, 2009, the Company recorded net realized investment gains on living benefit embedded derivatives and related economic hedging gains of $413.6 million. These gains were comprised of $1.50 billion of net realized investment gains on living benefit embedded derivatives and $1.08 billion of related economic hedging losses. The net realized investment gains on living benefit embedded derivatives primarily resulted from higher interest rates, lower volatility assumptions and an increase to the nonperformance component of the discount rate. The increase in net realized investment gains on embedded derivatives increased amortization of DAC by $389.6 million in 2009 compared to 2008, which is included in the Corporate and Other segment.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments. GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates its GMDB and GMIB claim reserve estimates and adjusts the additional liability balances as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in calculating GMIB claim reserves are consistent with those used for calculating GMDB claim reserves. In addition, the calculation of GMIB claim reserves assumes benefit utilization ranges from a low of 3% when the contractholder’s annuitization value is at least 10% in the money to 100% utilization when the contractholder is 90% or more in the money.

The Company’s incurred and paid amounts for GMDBs were $132.4 million for the year ended December 31, 2009 compared to $67.1 million for the year ended December 31, 2008.

The following assumptions and methodology were used to determine the GMDB claim reserves as of December 31, 2009 and 2008:

•
Data used was based on a combination of historical numbers and future projections generally involving 250 and 50 probabilistically generated economic scenarios as of December 31, 2009 and 2008, respectively

•	Mean gross equity performance – 10.4% and 8.1% as of December 31, 2009 and 2008, respectively

•	Equity volatility – 18.0% and 18.7% as of December 31, 2009 and 2008, respectively

•	Mortality – 91% of Annuity 2000 Basic table for males, 101% for females as of December 31, 2009; and 100% of Annuity 2000 tables as of December 31, 2008

•	Asset fees – equivalent to mutual fund and product loads

•	Discount rate – approximately 7.0%
Lapse rate assumptions vary by duration as shown below:

December 31, 2009 Duration (years)	1	2	3	4	5	6	7	8	9	10+

Minimum	1.0%	2.0%	2.5%	3.0%	5.0%	6.0%	7.0%	7.0%	10.0%	10.0%
Maximum	3.5%	2.0%	4.0%	4.5%	35.0%	40.0%	18.5%	32.5%	32.5%	18.5%

December 31, 2008 Duration (years)	1	2	3	4	5	6	7	8	9	10+

Minimum	1.0%	2.0%	2.0%	3.0%	4.5%	6.0%	7.0%	7.0%	11.5%	11.5%
Maximum	1.5%	2.5%	4.0%	4.5%	40.0%	41.5%	21.5%	35.0%	35.0%	18.5%
The Company’s incurred and paid amounts for GMIBs were $7.2 million for the years ended December 31, 2009. The incurred and paid amounts were immaterial for 2008.

The Company did not transfer assets from the general account to the separate account for any of its variable annuity contracts during the years ended December 31, 2009 and 2008.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes account balances of variable universal life insurance contracts that were invested in separate accounts as of December 31:

(in millions)	2009	2008
Mutual funds:
Bond	$452.8	$412.7
Domestic equity	2,996.3	2,459.5
International equity	416.9	334.6

Total mutual funds	3,866.0	3,206.8
Money market funds	257.0	295.0

Total	$4,123.0	$3,501.8

(12)	Short-Term Debt
The following table summarizes short-term debt as of December 31:

(in millions)	2009	2008
$800.0 million commercial paper program	$150.0	$149.9
$350.0 million securities lending program facility	—	99.8

Total short-term debt	$150.0	$249.7

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. This is an uncommitted facility contingent on the liquidity of the securities lending program. The borrowing facility was established to fund commercial mortgage loans that were originated with the intent of sale through securitization. The maximum amount available under the agreement is $350.0 million. The borrowing rate on this program is equal to one-month U.S. London Interbank Offered Rate (LIBOR). On July 31, 2009, the Company paid down the $99.7 million principal balance on the securities lending program facility. The Company had no amounts outstanding under this agreement as of December 31, 2009 compared to $99.8 million as of December 31, 2008.

The Company has available as a source of funds a $1.00 billion revolving credit facility entered into by NFS, NLIC and NMIC with a maturity of May 13, 2010. The facility provides for several and not joint liability with respect to any amount drawn by any party. The facility contains covenants, including, but not limited to, requirements that NMIC maintain statutory surplus in excess of $5.30 billion, the Company’s debt not exceed 40% of tangible net worth, as defined, and that NLIC maintain statutory surplus in excess of $1.67 billion. A breach by any borrower of the financial covenants will impact the availability of the line for the other borrowers and may accelerate payment. NMIC had no amounts outstanding under this agreement as of December 31, 2009. NLIC also has an $800.0 million commercial paper program and rating agency guidelines recommend that NLIC maintain minimum liquidity backup, which includes cash and liquid assets as well as committed bank lines, equal to 50% of any amounts outstanding under the commercial paper program. Therefore, availability under the aggregate $1.00 billion credit facility is reduced by the amount outstanding in excess of available cash and liquid assets. NLIC had $150.0 million of commercial paper outstanding at December 31, 2009 at a weighted average interest rate of 0.29% and $149.9 million outstanding at December 31, 2008 at a weighted average interest rate of 2.07%.

The Company paid interest on short-term debt totaling $1.3 million, $8.3 million, and $15.0 million in 2009, 2008 and 2007, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(13)	Long-Term Debt
The following table summarizes surplus notes payable to NFS as of December 31:

(in millions)	2009	2008
8.15% surplus note, due June 27, 2032	$300.0	$300.0
7.50% surplus note, due December 17, 2031	300.0	300.0
6.75% surplus note, due December 23, 2033	100.0	100.0

Total long-term debt	$700.0	$700.0

The Company made interest payments to NFS on surplus notes totaling $53.7 million in 2009, 2008 and 2007. Payments of interest and principal under the notes require the prior approval of the Ohio Department of Insurance (ODI).

On September 30, 2009, the Company sold NLICA, a 5.75%, $200.0 million surplus note maturing on September 30, 2010. Due to the merger of NLICA with and into the Company on December 31, 2009, the note was redeemed, in whole, by the Company at a redemption price equal to 100% of the aggregate principal amount outstanding plus accrued interest.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(14)	Federal Income Taxes
Effective January 1, 2009, pursuant to the merger agreement dated August 6, 2008 whereby NMIC and its affiliates purchased all of the NFS common stock they did not already own, Nationwide Corporation will own more than 80% of the value of NFS, meeting the requirements for NFS to join the NMIC consolidated federal income tax return. However, the life insurance company subsidiaries will not be eligible to join the NMIC consolidated federal income tax return until 2014. NFS will file a one day life/non-life, federal income tax return (January 1, 2009) with all of its downstream subsidiaries.

The following table summarizes the tax effects of temporary differences that give rise to significant components of the net deferred tax asset (liability) as of December 31:

(in millions)	2009	2008
Deferred tax assets:
Future policy benefits and claims	$1,108.5	$955.6
Securities available-for-sale	—	809.2
Derivatives	62.6	229.7
Capital loss carryforward	102.8	—
Other	267.1	258.0

Gross deferred tax assets	1,541.0	2,252.5
Less valuation allowance	(23.7)	(23.7)

Deferred tax assets, net of valuation allowance	1,517.3	2,228.8

Deferred tax liabilities:
Deferred policy acquisition costs	(1,083.7)	(1,293.6)
Securities available-for-sale	(215.9)	—
Value of business acquired	(95.6)	(112.9)
Other	(96.9)	(168.3)

Gross deferred tax liabilities	(1,492.1)	(1,574.8)

Net deferred tax asset (liability)	$25.2	$654.0

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income taxes paid within the statutory carryback period can offset nearly all future deductible amounts. Because it is more likely than not that certain deferred tax assets will not be realized, the Company established a valuation allowance of $23.7 million, $23.7 million and $23.7 million as of December 31, 2009, 2008 and 2007, respectively. No additional valuation allowances are required to be recognized as the Company has prudent and feasible tax planning strategies that would, if necessary, be implemented to utilize deferred tax assets.

The Company’s current federal income tax (liability) asset was $(108.5) million and $132.1 million as of December 31, 2009 and 2008, respectively.

Total federal income taxes (refunded) paid were $(59.0) million, $(40.9) million, and $117.9 million during the years ended December 31, 2009, 2008 and 2007, respectively.

As of December 31, 2009, the Company has $293.7 million of capital loss carryforwards that can carry forward for five tax years and are expected to be fully utilized. In addition, the Company has $6.7 million in low income housing credit carryforwards which can be carried forward for twenty years. The Company expects that they will be fully utilized. The Company has $22.7 million in Alternative Minimum Tax (AMT) credit carryforwards, which can be carried forward until utilized. The Company expects to fully realize the AMT credits in the future.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes the federal income tax expense (benefit) attributable to income (loss) from continuing operations for the years ended December 31:

(in millions)	2009	2008	2007
Current	$165.0	$(130.8)	$108.0
Deferred	(117.1)	(403.0)	39.3

Federal income tax expense (benefit)	$47.9	$(533.8)	$147.3

Total federal income tax expense (benefit) differs from the amount computed by applying the U.S. federal income tax rate to income (loss) from continuing operations before federal income tax expense (benefit) as follows for the years ended December 31:

	2009		2008		2007
(dollars in millions)	Amount	%	Amount	%	Amount	%
Computed tax expense (benefit)	$107.3	35.0	$(497.4)	35.0	$220.2	35.0
DRD	(56.1)	(18.3)	(42.1)	3.0	(67.5)	(10.7)
Impact of noncontrolling interest	18.3	6.0	25.3	(1.8)	17.8	2.8
Tax credits	(21.4)	(7.0)	(25.8)	1.8	(22.3)	(3.6)
Other, net	(0.2)	(0.1)	6.2	(0.4)	(0.9)	(0.1)

Total	$47.9	15.6	$(533.8)	37.6	$147.3	23.4

During 2009, the Company recorded $8.7 million of net federal income tax expense adjustments primarily related to differences between the 2008 estimated tax liability and the amounts reported on the Company’s 2008 tax returns. These changes in estimates primarily were driven by the Company’s separate account dividends received deduction (DRD) and foreign tax credit.

During the third quarter of 2008, the Company refined its separate account DRD calculation and estimation process. As a result, the Company reduced its third quarter separate account DRD projection from a federal income tax benefit of $14.3 million to a $4.4 million benefit. This reduction in estimate primarily was driven by the assumptions used in the estimation process regarding future dividend income within the separate accounts. The assumptions used in the separate account DRD calculation are based on the Company’s best estimate of future events.

In addition, during 2008, the Company recorded $11.9 million of net federal income tax expense adjustments primarily related to differences between the 2007 estimated tax liability and the amounts expected to be reported on the Company’s 2007 tax returns when filed. These changes in estimates primarily were driven by the Company’s separate account DRD.

During 2007, the Company recorded $7.6 million of net federal income tax expense adjustments primarily related to differences between the 2006 estimated tax liability and the amounts the Company reported on its 2006 tax returns.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

A rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties, is as follows:

(in millions)	2009	2008
Balance at beginning of period	$44.0	$8.8
Additions for current year tax positions	36.8	37.7
Additions for prior years tax positions	14.9	0.3
Reductions for prior years tax positions	(1.1)	(2.8)

Balance at end of period	$94.6	$44.0

The total amount of unrecognized tax benefits that, if recognized, would impact the effective tax rate on December 31, 2009, is $43.0 million.

The Company has included tax on permanent uncertain tax positions and interest and penalties on all uncertain tax positions in determining the potential impact on the effective tax rate above. An uncertain tax timing position may result in the acceleration of cash payments to the IRS, but will not impact the effective tax rate.

During the years ended December 31, 2009, and 2008, the Company incurred $0.2 million and $1.0 million in interest and penalties, respectively. The Company accrued $3.8 million and $2.2 million for the payment of interest and penalties at December 31, 2009 and 2008, respectively. Interest expense and any associated penalties are shown as income tax expense.

Management is not aware of any reasonable possibility of a significant increase or decrease to the total of the uncertain tax positions within the next 12 months.

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. With few exceptions, the Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities for years through 2002. The IRS recently completed an audit of the Company’s tax years 2003 through 2005. The statute remains open for these years as the Company completes the appeals process. See “Tax Matters” in Note 18 for more information on the Company’s tax years 2003 through 2005 audit and the related appeals process.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(15)	Shareholder’s Equity, Regulatory Risk-Based Capital, Statutory Results and Dividend Restrictions
Regulatory Risk-Based Capital

The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceeded the minimum risk-based capital requirements for all periods presented herein.

Statutory Results

The Company and its subsidiary are required to prepare statutory financial statements in conformity with the NAIC’s Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the applicable state department of insurance. Statutory accounting practices focus on insurer solvency and differ from GAAP materially. The principal differences include charging policy acquisition and certain sales inducement costs to expense as incurred, establishing future policy benefits and claims reserves using different actuarial assumptions, excluding certain assets from statutory admitted assets; and valuing investments and establishing deferred taxes on a different basis. The following tables summarize the statutory net income (loss) and statutory capital and surplus for the Company and its insurance subsidiary for the years ended December 31:

(in millions)	20091	2008	2007
Statutory net income (loss)
NLIC	$397.3	$(919.4)	$410.8
NLAIC	(61.1)	(90.3)	(4.0)

Statutory capital and surplus
NLIC	$3,129.6	$2,749.9	$2,599.9
NLAIC	213.5	122.6	256.6

1	Unaudited as of the date of this report.
On December 31, 2009, NLIC merged with its affiliate, NLICA, with NLIC as the surviving entity. In addition, NLIC’s subsidiary, NLAIC, merged with a subsidiary of NLICA, NLACA, effective as of December 31, 2009, with NLAIC as the surviving entity. See Note 2 (p) for details on the accounting treatment of this transaction.

NLIC received approval from the Ohio Department of Insurance (ODI) regarding the use of a permitted practice related to the statutory accounting provision for the admissibility of deferred tax assets as of December 31, 2008. The permitted practice modifies the practice prescribed by the NAIC by increasing the threshold for admissibility of deferred tax assets from 10% to 15% of statutory capital and surplus. The permitted practice resulted in an increase of NLIC’s estimated statutory surplus of $68.9 million as of December 31, 2008. The permitted practice had no impact on NLIC’s statutory net income. The benefits of this permitted practice was not considered by the Company when determining capital and surplus available for dividends during 2009.

In 2009, the NAIC adopted Statement of Statutory Accounting Principles No. 10R, Income Tax Revised – a temporary replacement of SSAP 10, which is similar to the ODI permitted practice adopted in 2008 with the exception of limiting capital and surplus available for dividends.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Dividend Restrictions

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state. The State of Ohio insurance laws require Ohio-domiciled life insurance companies to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding 12 months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer for the prior year. NLIC’s statutory capital and surplus as of December 31, 2009 was $3.13 billion, and statutory net income for the year ended December 31, 2009 was $397.3 million. During the year ended December 31, 2009, NLIC did not pay any dividends to NFS during 2009. As of January 1, 2010, NLIC has the ability to pay dividends to NFS totaling $397.3 million upon providing prior notice to the ODI.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus. Earned surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on NLIC’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its shareholder.

The Company currently does not expect such regulatory requirements to impair its ability to pay future operating expenses, interest and shareholder dividends.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Comprehensive Gain (Loss)

The Company’s other comprehensive income and loss includes net income (loss) and certain items that are reported directly within separate components of shareholder’s equity that are not recorded in net income.

The following table summarizes the Company’s other comprehensive gain (loss), before and after federal income tax expense (benefit), for the years ended December 31:

(in millions)	2009	2008	2007
Net unrealized losses on securities available-for-sale arising during the period:
Net unrealized gains (losses) before adjustments	$2,373.9	$(3,827.8)	$(273.1)
Net non-credit gains	38.4	—	—
Net adjustment to DAC	(584.9)	528.8	3.8
Net adjustment to VOBA	(9.4)	8.2	8.0
Net adjustment to future policy benefits and claims	(27.4)	127.8	5.9
Net adjustment to policyholder dividend obligation	(91.3)	88.7	2.2
Related federal income tax (expense) benefit	(594.8)	1,076.1	88.6

Net unrealized gains (losses)	1,104.5	(1,998.2)	(164.6)

Reclassification adjustment for net realized losses on securities available-for-sale realized during the period:
Net realized losses	388.2	1,102.1	105.0
Related federal income tax benefit	(135.9)	(385.7)	(36.8)

Net reclassification adjustment	252.3	716.4	68.2

Other comprehensive gain (loss) on securities available-for-sale	1,356.8	(1,281.8)	(96.4)

Accumulated net holding (losses) gains on cash flow hedges:
Unrealized holding (losses) gains	(4.1)	16.5	(17.2)
Related federal income tax benefit (expense)	1.5	(5.8)	6.0

Other comprehensive (loss) income on cash flow hedges	(2.6)	10.7	(11.2)

Other unrealized (losses) gains:
Net unrealized (losses) gains	(13.5)	7.4	(7.4)
Related federal income tax benefit (expense)	4.7	(2.5)	2.7

Other net unrealized (losses) gains	(8.8)	4.9	(4.7)

Unrecognized amounts on pension plans:
Net unrecognized amounts	—	(12.3)	1.0
Related federal income tax benefit (expense)	—	4.3	(0.4)

Other comprehensive (loss) income on unrecognized pension amounts	—	(8.0)	0.6

Total other comprehensive income (loss)	$1,345.4	$(1,274.2)	$(111.7)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The adjustments to DAC and VOBA represent the changes in amortization of DAC and VOBA that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required had such unrealized amounts been realized and the proceeds reinvested at then current market interest rates, which were lower than the then current effective portfolio rate.

The adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities resulted in a cumulative-effect adjustment of $235.0 million, net of taxes, to reclassify the non-credit component of previously recognized other-than-temporary impairment losses from the beginning balance of retained earnings to AOCI.

Adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during the years ended December 31, 2009, 2008 and 2007.

(16)	Employee Benefit Plans
The Company, excluding certain affiliated companies, participates in a qualified defined benefit pension plan (the Nationwide Retirement Plan or the NRP), several non-qualified defined benefit supplemental executive retirement plans, postretirement benefit plans (life and health care), and the Nationwide Savings Plan 401(k), all sponsored by NMIC. Effective January 30, 2008, NMIC merged the Nationwide Life Insurance Company of America (NLICA) Retirement Plan into the NRP.

The NRP covers all employees of participating employers who have completed at least one year of service and who are at least 21 years of age. Plan assets are invested in a third-party trust and group annuity contracts issued by NLIC. All participants are eligible for benefits based on an account balance formula. However, participants hired prior to 2002 are eligible for benefits based on the highest average annual salary of a specified number of consecutive years of the last ten years of service, if such benefits are of greater value than the account balance feature.

Effective January 1, 2010, NMIC amended the NRP to eliminate the company-paid early retirement enhancement (an additional benefit for associates retiring between ages 55 and 65), which is part of the FAP formula and to stop pay credits under the account balance formula for participants eligible for the account balance formula. An affected associate’s benefits, however, will not be less than the NRP benefit he or she accrued as of December 31, 2009, under the greater of the FAP formula or the account balance formula.

The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work benefits the Company. In addition, separate non-qualified defined benefit pension plans sponsored by NMIC cover certain executives with at least one year of service. The Company’s portion of expense relating to these plans was $11.0 million, $4.6 million, and $11.8 million for the years ended December 31, 2009, 2008 and 2007, respectively. The 2008 expense includes a gain of $5.4 million due to the merger of the NLICA Retirement Plan into the NRP.

See Note 17 for more information on group annuity contracts issued by the Company for various employee benefit plans sponsored by NMIC or its affiliates.

In addition to the NRP, the Company and certain affiliated companies participate in life and health care benefit plans sponsored by NMIC for qualifying retirees. Contributory post-retirement life and health care benefits are generally available to associates, hired prior to and continuously employed since June 1, 2000, for health care benefits, and prior to December 31, 1994, for life benefits, who have attained age 55, and have accumulated 15 years of service with the Company. The associate subsidy for the post-retirement death benefit was capped beginning in 2007. Employer subsidies for retiree life insurance ended as of December 31, 2008. No future employer contributions are anticipated for retiree life insurance and settlement accounting was applied during 2008. Post-retirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and co-insurance. In addition, there are caps on the Company’s contribution to the cost of the post-retirement health care benefits. The Company does not receive a Medicare Part D subsidy from the government. The Company’s policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested in a group annuity contract issued by NLIC and a third-party trust.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

On September 3, 2009, NMIC announced changes to the post-retirement health care benefits available under the health care defined benefit plans. On December 31, 2009, each eligible associate’s current cost-sharing percentage was fixed and, following this date, Company contributions towards the cost of post-retirement health care coverage for eligible associates will be based only on service through December 31, 2009. This modification does not impact former associates receiving Nationwide-sponsored retiree health care benefits prior to January 1, 2010. Additionally, effective January 1, 2010, all associates not considered to be highly compensated employees, as defined by IRC 414, became eligible to receive an annual retiree health care credit up to a maximum of $1,000 per year, not to exceed a maximum lifetime benefit amount of $25,000, which includes any years of cost-sharing service earned by December 31, 2009. The credit is equal to one-third of otherwise unmatched Health Savings Account contributions and/or Nationwide Savings Plan (NSP) 401(a) contributions. No contributions will be made by NMIC if the associate does not make eligible contributions.

The Company’s portion of expense relating to these plans was immaterial for the years ended December 31, 2009, 2008 and 2007.

Defined Contribution Plans

NMIC sponsors the NSP, a defined contribution retirement savings plan (a 401(k) plan) covering substantially all of the Company’s associates. Associates may make salary deferral contributions of up to 80%. Salary deferrals of up to 6% are subject to a 50% Company match. In addition, NMIC sponsors the NLICA Producer’s Pension Plan, a defined contribution money purchase plan, covering statutory employees of NLICA. However, this plan has no active participants, and is in the process of being terminated. The Company’s expense for contributions to these plans was $8.7 million, $6.1 million, and $8.0 million for the years ended December 31, 2009, 2008 and 2007, respectively.

(17)	Related Party Transactions
The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, office space leases, and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (NSC), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed. For the years ended December 31, 2009, 2008 and 2007, the Company made payments to NMIC and NSC totaling $233.1 million, $285.2 million, and $287.1 million, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.10 billion and $2.96 billion as of December 31, 2009 and 2008, respectively. Total revenues from these contracts were $143.1 million, $137.9 million and $132.3 million for the years ended December 31, 2009, 2008 and 2007, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $115.7 million, $115.6 million, and $110.1 million for the years ended December 31, 2009, 2008 and 2007, respectively. The terms of these contracts are consistent in all material respects with what the Company offers to unaffiliated parties.

The Company leases office space from NMIC. For the years ended December 31, 2009, 2008 and 2007, the Company made lease payments to NMIC of $23.8 million, $21.5 million, and $23.0 million, respectively. In addition, the Company leases office space to an affiliate of NMIC.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC for the years ended December 31, 2009, 2008 and 2007 were $176.8 million, $202.3 million, and $317.6 million, respectively, while benefits, claims and expenses ceded during these years were $196.2 million, $218.9 million, and $348.1 million, respectively.

Funds of Nationwide Funds Group (NFG), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2009 and 2008, customer allocations to NFG funds totaled $23.73 billion and $18.08 billion, respectively. For the years ended December 31, 2009, 2008, and 2007, NFG paid the Company $78.8 million, $76.7 million, and $79.6 million, respectively, for the distribution and servicing of these funds.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities at the original sales price plus interest. As of December 31, 2009 and 2008, the Company had no outstanding borrowings from affiliated entities under such agreements. During 2009, the Company had no outstanding borrowings at any given time. During 2008 and 2007, the most the Company had outstanding at any given time was $151.6 million and $178.2 million, respectively, and the amounts the Company incurred for interest expense on intercompany repurchase agreements during these years were immaterial.

The Company and various affiliates have agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company were $918.7 million and $2.58 billion as of December 31, 2009 and 2008, respectively, and are included in short-term investments on the consolidated balance sheets.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2009, 2008 and 2007 were $48.3 million, $52.7 million, and $59.5 million, respectively.

An affiliate of the Company is currently developing a browser-based policy administration and online brokerage software application for defined benefit plans. In connection with the development of this application, the Company made net payments, which were expensed, to that affiliate related to development totaling $11.2 million, $11.0 million, and $9.4 million for the years ended December 31, 2009, 2008 and 2007, respectively.

The Company entered into a note purchase agreement with an affiliate on November 17, 2006 to purchase $25.0 million of the affiliate’s 5.6% senior notes due November 16, 2016. The notes are secured by certain pledged mortgage servicing rights. The note is payable in seven equal principal installments of $3.8 million, which begin November 6, 2010. Interest is payable semi-annually on each May 16 and November 16.

Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, as discussed in more detail in Note 14. Effective October 1, 2002, NLIC began filing a consolidated federal income tax return with NLAIC. Total payments to (from) NMIC were $4.0 million and ($22.5) million during the years ended December 31, 2009 and 2008, respectively. These payments related to tax years prior to deconsolidation. There were no payments during 2007.

During 2009, NLIC received a $20.0 million capital contribution from NFS.

During 2009, NLIC did not pay dividends to NFS. In 2008 and 2007, NLIC paid dividends to NFS totaling $460.5 million, and $612.5 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

During 2009, the Company sold, at fair value, commercial mortgage loans with a carrying value of $273.2 million to Nationwide Mutual Insurance Company (NMIC). The sale resulted in a net realized loss of $33.5 million to the Company.

During 2009, the Company sold private equity investments to NMIC for $61.0 million, including the one private equity investment that is considered a VIE (See Note 20). The private equity investments were carried and sold at fair value. No gain or loss was recognized on the sale.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(18)	Contingencies
Legal Matters

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business. It is often not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company does not believe, based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on the Company’s consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on the Company’s consolidated financial position or results of operations in a particular period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than the Company.

The financial services industry, including mutual fund, variable annuity, retirement plan, life insurance and distribution companies, has also been the subject of increasing scrutiny on a broad range of issues by regulators, legislators and the media over the past few years. Numerous regulatory agencies, including the SEC, the Financial Industry Regulatory Authority and the New York State Attorney General, have commenced industry-wide investigations on such issues as late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. The Company has responded to information requests and/or subpoenas from the SEC in 2003 and the New York State Attorney General in 2005 in connection with investigations regarding market timing in certain mutual funds offered in insurance products sponsored by the Company. The Company is not aware of any further action on these matters.

In addition, state and federal regulators and other governmental bodies have commenced investigations, proceedings or inquiries relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer. Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, funding agreements issued to back MTN programs, recordkeeping and retention compliance by broker-dealers, and supervision of former registered representatives. Related investigations, proceedings or inquiries may be commenced in the future. The Company and/or its affiliates have been contacted by, self reported or received subpoenas from state and federal regulatory agencies and other governmental bodies, state securities law regulators and state attorneys general for information relating to certain of these investigations, including those relating to compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, and funding agreements backing the MTN program. The Company is cooperating with regulators in connection with these inquiries and will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

A promotional and marketing arrangement associated with the Company’s offering of a retirement plan product and related services in Alabama is under investigation by the Alabama Attorney General, which assumed the investigation from the Alabama Securities Commission. The Company currently expects that any damages paid to settle this matter will not have a material adverse impact on its consolidated financial position. It is not possible to predict what effect, if any, the outcome of this investigation may have on the Company’s retirement plan operations with respect to promotional and marketing arrangements in general in the future.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including mutual fund, retirement plan, life insurance and annuity companies. These proceedings also could affect the outcome of one or more of the Company’s litigation matters. There can be no assurance that any litigation or regulatory actions will not have a material adverse effect on the Company’s consolidated financial position or results of operations in the future.

On September 10, 2009, NRS was named in a lawsuit filed in the Circuit Court for Montgomery County, Alabama entitled Twanna Brown, Individually and on behalf of all other persons in Alabama who are similarly situated, v Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc., Edwin “Mac” McArthur, Steve Walkley, Glenn Parker, Ulysses Lavender, Diana McLain, Randy Hebson, and Robert Wagstaff; and Unknown Defendants A-Z. On January 22, 2010, Brown filed an Amended Complaint alleging in Count One, that all the defendants were involved in a civil conspiracy and seeks to recover actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Two, although NRS is not named, it is alleged that the remaining defendants breached their fiduciary duties and seeks actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Three, although NRS is not named, the plaintiff seeks declaratory relief that the individual defendants breached their fiduciary duties, seeks injunctive relief permanently removing said defendants from their respective offices in the Alabama State Employees Association (ASEA) and PEBCO and costs and attorneys fees. In Count Four, it alleges that any money Nationwide paid belonged exclusively to ASEA for the use and benefit of its membership at large and not for the personal benefit of the individual defendants. Plaintiff seeks to recover actual damages from the individual defendants, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. On February 5, 2010, the Company filed a motion to dismiss, or in the alternative, a motion to stay the amended complaint. On February 9, 2010, the individual defendants filed a motion to dismiss the amended complaint. On December 13, 2009, the plaintiff filed a motion to consolidate this case with Nationwide Retirement Solutions, Inc. v. Alabama State Personnel Board, PEBCO, Inc. and Alabama State Employees Association. The Company continues to defend this case vigorously.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

On November 20, 2007, NRS and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On December 2, 2008, NRS and NLIC were named in an Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin, Steven E. Coker, Sandra H. Turner, and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc, Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the ASEA Plan, excluding members of the Deferred Compensation Committee, members of the Board of Control, ASEA’s directors, officers and board members, and PEBCO directors, officers and board members. The class period is from November 20, 2001 to the date of trial. In the amended class action complaint, the plaintiffs allege breach of fiduciary duty, wantonness and breach of contract. The amended class action complaint seeks a declaratory judgment, an injunction, an appointment of an independent fiduciary to protect Plan participants, disgorgement of amounts paid, reformation of Plan documents, compensatory damages and punitive damages, plus interest, attorneys’ fees and costs and such other equitable and legal relief to which plaintiffs and class members may be entitled. Also, on December 2, 2008, the plaintiffs filed a motion for preliminary injunction seeking an order requiring periodic payments made by NRS and/or NLIC to ASEA or PEBCO to be held in a trust account for the benefit of Plan participants. On December 16, 2008, the Companies filed their Answer. On April 28, 2009, the court entered an order denying the plaintiffs’ motion for preliminary injunction. NRS and NLIC continue to defend this case vigorously.

On July 11, 2007, NLIC was named in a lawsuit filed in the United States District Court for the Western District of Washington at Tacoma entitled Jerre Daniels-Hall and David Hamblen, Individually and on behalf of All Others Similarly Situated v. National Education Association, NEA Member Benefits Corporation, Nationwide Life Insurance Company, Security Benefit Life Insurance Company, Security Benefit Group, Inc., Security Distributors, Inc., et. al. The plaintiffs seek to represent a class of all current or former National Education Association (NEA) members who participated in the NEA Valuebuilder 403(b) program at any time between January 1, 1991 and the present (and their heirs and/or beneficiaries). The plaintiffs allege that the defendants violated the Employee Retirement Income Security Act of 1974, as amended (ERISA) by failing to prudently and loyally manage plan assets, by failing to provide complete and accurate information, by engaging in prohibited transactions, and by breaching their fiduciary duties when they failed to prevent other fiduciaries from breaching their fiduciary duties. The complaint seeks to have the defendants restore all losses to the plan, restoration of plan assets and profits to participants, disgorgement of endorsement fees, disgorgement of service fee payments, disgorgement of excessive fees charged to plan participants, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. On May 23, 2008, the Court granted the defendants’ motion to dismiss. On June 19, 2008, the plaintiffs filed a notice of appeal. On July 10, 2009, the Court of Appeals heard oral argument. NLIC continues to defend this lawsuit vigorously.

On November 15, 2006, NFS, NLIC and NRS were named in a lawsuit filed in the United States District Court for the Southern District of Ohio entitled Kevin Beary, Sheriff of Orange County, Florida, In His Official Capacity, Individually and On Behalf of All Others Similarly Situated v. Nationwide Life Insurance Co., Nationwide Retirement Solutions, Inc. and Nationwide Financial Services, Inc. The plaintiff sought to represent a class of all sponsors of 457(b) deferred compensation plans in the United States that had variable annuity contracts with the defendants at any time during the class period, or in the alternative, all sponsors of 457(b) deferred compensation plans in Florida that had variable annuity contracts with the defendants during the class period. The class period is from January 1, 1996 until the class notice is provided. The plaintiff alleged that the defendants breached their fiduciary duties by arranging for and retaining service payments from certain mutual funds. The complaint sought an accounting, a declaratory judgment, a permanent injunction and disgorgement or restitution of the service fee payments allegedly received by the defendants, including interest. On January 25, 2007, NFS, NLIC and NRS filed a motion to dismiss. On September 17, 2007, the Court granted the motion to dismiss. On October 1, 2007, the plaintiff filed a motion to vacate judgment and for leave to file an amended complaint. On September 15, 2008, the Court denied the plaintiffs’ motion to vacate judgment and for leave to file an amended complaint. On February 3, 2010, the Sixth Circuit Court of Appeals affirmed the District Court’s dismissal of this case. NFS, NLIC and NRS continue to defend this lawsuit vigorously.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. In the plaintiffs’ sixth amended complaint, filed November 18, 2009, they amended the list of named plaintiffs and claim to represent a class of qualified retirement plan trustees under ERISA that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. On November 6, 2009, the Court granted the plaintiff’s motion for class certification and certified a class of “All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participant’s had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009”. Also on November 6, 2009, the Court denied plaintiffs’ motion to strike NFS and NLIC’s counterclaim for breach of fiduciary duty against the Trustees, in the event NFS and NLIC are held to be a fiduciary at trial, and granted H. Grady Chandler’s motion to intervene. On November 23, 2009, NFS and NLIC filed a rule 23(f) petition asking the Second Circuit Court of Appeals to hear an appeal of the District Court’s order granting class certification. On December 2, 2009, NFS and NLIC filed an answer to the 6th Amended Complaint. On January 29, 2010, the Companies filed a motion for class certification against the four named plaintiffs, as trustees of their respective retirement plans and against the trustees of other ERISA retirement plans who become members of the class certified in this lawsuit, for breach of fiduciary duty to the plans because the trustees approved and accepted the advantages of the allegedly unlawful “revenue sharing” payments. NFS and NLIC continue to defend this lawsuit vigorously.

Tax Matters

Management has established tax reserves in accordance with current accounting guidance, which prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. These reserves are reviewed regularly and are adjusted as events occur that management believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations; conclusion of tax audits or substantial agreement on the deductibility/nondeductibility of uncertain items; additional exposure based on current calculations; identification of new issues; release of administrative guidance; or rendering of a court decision affecting a particular tax issue. Management believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

The separate account dividends received deduction (DRD) is a significant component of the Company’s federal income tax provision. On August 16, 2007, the IRS issued Revenue Ruling 2007-54. This ruling took a position with respect to the DRD that could have significantly reduced the Company’s DRD. The Company believes that the position taken by the IRS in the ruling was contrary to existing law and the relevant legislative history.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

In Revenue Ruling 2007-61, released September 25, 2007, the IRS and the U.S. Department of the Treasury suspended Revenue Ruling 2007-54 and informed taxpayers of their intention to address certain issues in connection with the DRD in future tax regulations. Final tax regulations could impact the Company’s DRD in periods subsequent to their effective date.

The IRS recently completed an audit of the Company’s tax years 2003 through 2005. As a result of this audit, the Company received a Revenue Agent’s Report (RAR) and 30-Day Letter (requiring payment of additional tax due or the preparation of protest to start the appeals process) from the IRS in July 2009. The RAR includes an adjustment to reduce the Company’s DRD for the above tax years resulting in additional tax due of $151.0 million. The Company is currently at appeals on this issue and believes that it will ultimately prevail based on technical merits.

(19)	Guarantees
Since 2002, the Company has sold $696.1 million of credit enhanced equity interests in LIHTC Funds to unrelated third parties. The Company has guaranteed cumulative after-tax yields to the third party investors ranging from 3.75% to 7.75% over periods ending between 2002 and 2025. As of December 31, 2009 and 2008, the Company held guarantee reserves totaling $5.5 million and $5.1 million, respectively, on these transactions. These guarantees are in effect for periods of approximately 15 years each. The LIHTC Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, then the Company must fund any shortfall, which is mitigated by stabilization collateral set aside by the Company at the inception of the transactions. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $985.9 million. The Company does not anticipate making any material payments related to these guarantees.

As of December 31, 2009, the Company did not hold any stabilization reserves as collateral for certain properties owned by the LIHTC Funds, as the LIHTC Funds have met all of the criteria necessary to generate tax credits. Such criteria include completion of construction and the leasing of each unit to a qualified tenant, among others. Properties meeting the necessary criteria are considered to have “stabilized.” The properties are evaluated regularly, and the collateral is released when stabilized. During 2009, the stabilization reserve was not increased and the remainder of the stabilization reserve, $0.8 million, was released into income. In 2008, $0.8 million of the stabilization reserve was released into income.

To the extent there are cash deficits in any specific property owned by the LIHTC Funds, property reserves, property operating guarantees and reserves held by the LIHTC Funds are exhausted before the Company is required to perform under its guarantees. To the extent the Company is ever required to perform under its guarantees, it may recover any such funding out of the cash flow distributed from the sale of the underlying properties of the LIHTC Funds. This cash flow distribution would be paid to the Company prior to any cash flow distributions to unrelated third party investors.

(20)	Variable Interest Entities
In the normal course of business, the Company has relationships with variable interest entities (VIEs). The Company’s VIEs are conduits that assist the Company in structured products transactions involving the sale of LIHTC Funds to third party investors, other structured product issuances, and private equity investments.

The Company considers many factors when determining whether it is (or is not) the primary beneficiary of a VIE. There is a review of the entity’s contract and other deal related information, such as 1) the entity’s equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity, 2) whether the contractual or ownership interest in the entity changes with the change in fair value of the entity, and 3) the extent to which, through the variable interest, the Company shares in the entity’s expected losses and residual returns.

The Company was not required to provide financial or other support outside previous contractual requirements to any VIE.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

LIHTC Funds

The Company provides guarantees to limited partners related to the amount of tax credits that will be generated by the funds (see Note 19). The results of operations and financial position of each VIE of which the Company is the primary beneficiary are consolidated along with corresponding noncontrolling interest in the accompanying consolidated financial statements.

The Company had relationships with 19 LIHTC Funds that are considered VIEs as of December 31, 2009 and December 31, 2008, where the Company was the primary beneficiary. Net assets of these consolidated VIEs were $350.6 million and $416.0 million as of December 31, 2009 and December 31, 2008, respectively. The following table summarizes the components of net assets as of December 31:

(in millions)	2009	2008
Other long-term investments	$314.3	$371.1
Short-term investments	16.4	20.9
Other assets	33.8	41.6
Other liabilities	(13.9)	(17.6)
The Company’s total loss exposure from consolidated VIEs was immaterial as of December 31, 2009 and December 31, 2008 (except for the impact of guarantees disclosed in Note 19). Creditors (or beneficial interest holders) of the consolidated VIEs have no recourse to the general credit of the Company.

These LIHTC Funds are financed through the sale of these funds into the secondary market. The proceeds from these sales are used to participate in low-income housing projects that provide tax benefits to the investors.

In addition to the consolidated VIEs described above, the Company holds variable interests in other LIHTC Funds that qualify as VIEs where the Company is not the primary beneficiary. The carrying amount of these unconsolidated VIEs was $110.0 million and $156.3 million as of December 31, 2009 and 2008, respectively. The total exposure to loss on these unconsolidated VIEs was $122.9 million and $179.6 million as of December 31, 2009 and 2008, respectively. The total exposure to loss is determined by adding any unfunded commitments to the carrying amount of the VIEs.

Structured Products

The Company had a relationship with one structured product investment that is considered a VIE as of December 31, 2009 and December 31, 2008, where the Company was the primary beneficiary. Net assets of this consolidated VIE were $9.2 million and $8.9 million as of December 31, 2009 and December 31, 2008, respectively. Creditors (or beneficial interest holders) of the consolidated VIE have no recourse to the general credit of the Company. There are no arrangements that would require the Company to provide financial support to the VIE.

The Company was invested in 7 and 12 structured product investments that are considered VIEs as of December 31, 2009 and 2008, respectively, where the Company is not the primary beneficiary. These structured products are in the form of synthetic collateralized debt obligations and collateralized lease obligations. The carrying amount on these unconsolidated VIEs was $31.8 million and $17.8 million as of December 31, 2009 and 2008, respectively. The total exposure to loss on these unconsolidated VIEs is determined to be the carrying amount of the VIEs.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Private Equity Investments

The Company had a relationship with one private equity investment that is considered a VIE as of December 31, 2008, where the Company was the primary beneficiary. On September 30, 2009, NLIC sold this private equity investment, which had net assets of $14.1 million, to NMIC.

(21)	Segment Information
Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments: Individual Investments, Retirement Plans, Individual Protection, and Corporate and Other.

The primary segment profitability measure that management uses is pre-tax operating earnings (loss), which is calculated by adjusting income from continuing operations before federal income taxes and discontinued operations to exclude: (1) net realized investment gains and losses, except for operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment, net realized gains and losses related to hedges on GMDB contracts and securitizations); (2) other-than-temporary impairment losses; (3) the adjustment to amortization of DAC and VOBA related to net realized investment gains and losses; and (4) net loss attributable to noncontrolling interest.

Individual Investments

The Individual Investments segment consists of individual annuity products marketed under the The BEST of AMERICA®, Nationwide DestinationSM, and other Nationwide-specific or private label brands. Deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, deferred variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features, while deferred fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods. Immediate annuities differ from deferred annuities in that the initial premium is exchanged for a stream of income for a certain period or for the owner’s lifetime without future access to the original investment. Portfolio income insurance is a form of deferred annuity that provides the income protection features common to today’s variable annuities to owners of specific managed account investments whose assets are outside of the annuity product. The majority of assets and recent sales for the Individual Investments segment consist of deferred variable annuities.

Retirement Plans

The Retirement Plans segment is comprised of the Company’s private and public sector retirement plans business. The private sector primarily includes Internal Revenue Code (IRC) Section 401 fixed and variable group annuity business, and the public sector primarily includes IRC Section 457 and Section 401(a) business in the form of full-service arrangements that provide plan administration and fixed and variable group annuities as well as administration-only business.

Individual Protection

The Individual Protection segment consists of investment life insurance products, including individual variable, COLI and BOLI products; traditional life insurance products; and universal life insurance products. Life insurance products provide a death benefit and generally allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes the MTN program; structured products business; non-operating realized gains and losses and related amortization, including mark-to-market adjustments on embedded derivatives, net of economic hedges, related to products with living benefits; and other revenues and expenses not allocated to other segments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following tables summarize the Company’s business segment operating results for the years ended December 31:

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2009
Revenues:
Policy charges	$521.9	$93.2	$633.7	$(3.7)	$1,245.1
Premiums	191.2	—	278.5	—	469.7
Net investment income	562.0	679.0	491.8	146.3	1,879.1
Non-operating net realized investment gains1	—	—	—	619.1	619.1
Other-than-temporary impairments losses	—	—	—	(574.6)	(574.6)
Other income2	(168.1)	0.1	0.2	(1.4)	(169.2)

Total revenues	1,107.0	772.3	1,404.2	185.7	3,469.2

Benefits and expenses:
Interest credited to policyholder accounts	393.6	432.5	200.8	73.2	1,100.1
Benefits and claims	247.3	—	537.8	27.0	812.1
Policyholder dividends	—	—	87.0	—	87.0
Amortization of DAC	(1.4)	44.5	158.1	264.4	465.6
Amortization of VOBA and other intangible assets	0.9	8.9	45.0	8.0	62.8
Interest expense	—	—	—	55.3	55.3
Other operating expenses	178.8	150.8	183.9	66.3	579.8

Total benefits and expenses	819.2	636.7	1,212.6	494.2	3,162.7

Income (loss) from continuing operations before federal income tax expense (benefit)	287.8	135.6	191.6	(308.5)	$306.5

Less: non-operating net realized investment gains1	—	—	—	(619.1)
Less: non-operating other-than-temporary impairment losses	—	—	—	574.6
Less: adjustment to amortization related to net realized investment gains and losses	—	—	—	296.5
Less: net loss attributable to noncontrolling interest	—	—	—	52.3

Pre-tax operating earnings (loss)	$287.8	$135.6	$191.6	$(4.2)

Assets as of year end	$48,890.6	$25,034.7	$22,115.1	$2,953.3	$98,993.7

1
Excluding operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations).

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2008
Revenues:
Policy charges	$602.9	$119.9	$617.7	$—	$1,340.5
Premiums	120.2	—	273.9	—	394.1
Net investment income	530.4	650.7	485.8	197.8	1,864.7
Non-operating net realized investment losses1	—	—	—	(386.8)	(386.8)
Other-than-temporary impairments losses	—	—	—	(1,130.7)	(1,130.7)
Other income2	109.5	0.9	—	(75.6)	34.8

Total revenues	1,363.0	771.5	1,377.4	(1,395.3)	2,116.6

Benefits and expenses:
Interest credited to policyholder accounts	379.1	435.9	196.2	161.4	1,172.6
Benefits and claims	378.5	—	489.4	(11.8)	856.1
Policyholder dividends	—	—	93.1	—	93.1
Amortization of DAC	647.7	40.6	129.9	(126.6)	691.6
Amortization of VOBA and other intangible assets	7.8	1.3	22.1	(0.3)	30.9
Interest expense	—	—	—	61.8	61.8
Other operating expenses	189.9	152.3	191.7	97.7	631.6

Total benefits and expenses	1,603.0	630.1	1,122.4	182.2	3,537.7

(Loss) income from continuing operations before federal income tax expense	(240.0)	141.4	255.0	(1,577.5)	$(1,421.1)

Less: non-operating net realized investment losses1	—	—	—	386.8
Less: non-operating other-than-temporary impairment losses	—	—	—	1,130.7
Less: adjustment to amortization related to net realized investment gains and losses	—	—	—	(139.2)
Less: net loss attributable to noncontrolling interest	—	—	—	72.3

Pre-tax operating (loss) earnings	$(240.0)	$141.4	$255.0	$(126.9)

Assets as of year end	$42,508.1	$22,497.8	$20,360.3	$6,437.4	$91,803.6

1
Excluding operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations).

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2007
Revenues:
Policy charges	$662.6	$147.3	$574.0	$—	$1,383.9
Premiums	133.3	—	273.7	—	407.0
Net investment income	642.9	655.0	471.2	423.1	2,192.2
Non-operating net realized investment losses1	—	—	—	(36.9)	(36.9)
Other-than-temporary impairments losses	—	—	—	(117.7)	(117.7)
Other income2	3.1	—	—	(4.5)	(1.4)

Total revenues	1,441.9	802.3	1,318.9	264.0	3,827.1

Benefits and expenses:
Interest credited to policyholder accounts	444.3	443.3	192.0	231.4	1,311.0
Benefits and claims	233.5	—	439.0	—	672.5
Policyholder dividends	—	—	83.1	—	83.1
Amortization of DAC	287.1	27.4	93.1	(25.5)	382.1
Amortization of VOBA and other intangible assets	5.3	2.5	40.5	0.2	48.5
Interest expense	—	—	—	70.0	70.0
Other operating expenses	194.8	179.9	187.2	68.9	630.8

Total benefits and expenses	1,165.0	653.1	1,034.9	345.0	3,198.0

Income (loss) from continuing operations before federal income tax expense	276.9	149.2	284.0	(81.0)	$629.1

Less: non-operating net realized investment losses1	—	—	—	36.9
Less: non-operating other-than-temporary impairment losses	—	—	—	117.7
Less: adjustment to amortization related to net realized investment gains and losses	—	—	—	(25.5)
Less: net loss attributable to noncontrolling interest	—	—	—	50.9

Pre-tax operating earnings	$276.9	$149.2	$284.0	$99.0

Assets as of year end	$56,564.4	$27,963.2	$22,874.1	$10,222.0	$117,623.7

1
Excluding periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations.

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I         Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2009 (in millions)

Column A	Column B	Column C	Column D
Type of investment	Cost	Market value	Amount at which shown in the consolidated balance sheet
Fixed maturity securities available-for-sale:
Bonds:
U.S. Treasury securities and obligations of U.S. Government corporations	$136.7	$151.1	$151.1
U.S. Government agencies	551.3	602.8	602.8
Obligations of states and political subdivisions	567.6	548.9	548.9
Foreign governments	69.9	75.1	75.1
Public utilities	2,487.3	2,598.6	2,598.6
All other corporate	21,290.3	20,773.2	20,773.2

Total fixed maturity securities available-for-sale	25,103.1	24,749.7	24,749.7

Equity securities available-for-sale:
Common stocks:
Banks, trusts and insurance companies	28.2	31.5	31.5
Industrial, miscellaneous and all other	1.1	1.9	1.9
Nonredeemable preferred stocks	19.5	19.2	19.2

Total equity securities available-for-sale	48.8	52.6	52.6

Mortgage loans on real estate, net	6,916.4		6,829.0	1
Real estate, net:
Investment properties	11.4		8.9	2

Total real estate, net	11.4		8.9

Policy loans	1,050.4		1,050.4
Other long-term investments	457.5		457.5
Short-term investments, including amounts managed by a related party	1,003.4		1,003.4

Total investments	$34,591.0		$34,151.5

1
Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans on real estate (see Note 6 to the audited consolidated financial statements), hedges and commitment hedges on mortgage loans on real estate.

2	Difference from Column B primarily results from adjustments for accumulated depreciation.
See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III        Supplementary Insurance Information

As of December 31, 2009, 2008 and 2007 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs	Future policy benefits, losses, claims and loss expenses	Unearned premiums1	Other policy claims and benefits payable1	Premium revenue
2009
Individual Investments	$1,911.5	$10,870.4			$191.2
Retirement Plans	270.6	11,702.4			—
Individual Protection	1,770.0	8,745.3			278.5
Corporate and Other	31.0	1,831.3

Total	$3,983.1	$33,149.4			$469.7

2008
Individual Investments	$1,883.0	$12,476.8			$120.2
Retirement Plans	290.1	11,497.5			—
Individual Protection	1,734.8	8,350.6			273.9
Corporate and Other	615.9	3,389.6			—

Total	$4,523.8	$35,714.5			$394.1

2007
Individual Investments	$2,078.1	$11,316.4			$133.3
Retirement Plans	292.9	10,973.1			—
Individual Protection	1,637.6	8,191.7			273.7
Corporate and Other	87.0	4,973.4			—

Total	$4,095.6	$35,454.6			$407.0

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income2	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses2	Premiums written
2009
Individual Investments	$562.0	$640.9	$(1.4)	$179.7
Retirement Plans	679.0	432.5	44.5	159.7
Individual Protection	491.8	825.6	158.1	228.9
Corporate and Other	146.3	100.2	264.4	129.6

Total	$1,879.1	$1,999.2	$465.6	$697.9

2008
Individual Investments	$530.4	$757.6	$647.7	$197.7
Retirement Plans	650.7	435.9	40.6	153.6
Individual Protection	485.8	778.7	129.9	213.8
Corporate and Other	197.8	149.6	(126.6)	159.2

Total	$1,864.7	$2,121.8	$691.6	$724.3

2007
Individual Investments	$642.9	$677.8	$287.1	$200.1
Retirement Plans	655.0	443.3	27.4	182.4
Individual Protection	471.2	714.1	93.1	227.7
Corporate and Other	423.1	231.4	(25.5)	139.1

Total	$2,192.2	$2,066.6	$382.1	$749.3

1	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.

2
Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV        Reinsurance

As of December 31, 2009, 2008 and 2007 and for each of the years then ended (dollars in millions)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2009
Life insurance in force	$208,484.5	$76,136.2	$8.2	$132,356.5	0.0%

Premiums:
Life insurance1	$549.9	$80.5	$0.3	$469.7	0.1%
Accident and health insurance	212.0	222.7	11.7	1.0	NM

Total	$761.9	$303.2	$12.0	$470.7	2.5%

2008
Life insurance in force	$208,071.0	$75,091.7	$12.3	$132,991.6	0.0%

Premiums:
Life insurance1	$476.8	$83.7	$1.0	$394.1	0.3%
Accident and health insurance	182.9	209.3	26.4	—	NM

Total	$659.7	$293.0	$27.4	$394.1	7.0%

2007
Life insurance in force	$200,600.5	$76,178.6	$14.0	$124,435.9	0.0%

Premiums:
Life insurance1	$497.5	$92.5	$2.0	$407.0	0.5%
Accident and health insurance	289.2	316.8	27.6	—	NM

Total	$786.7	$409.3	$29.6	$407.0	7.3%

1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.
See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V        Valuation and Qualifying Accounts

Years ended December 31, 2009, 2008 and 2007 (in millions)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged (credited) to costs and expenses	Charged to other accounts	Deductions1	Balance at end of period
2009
Valuation allowances - mortgage loans on real estate	$42.4	$84.8	$—	$49.8	$77.4

2008
Valuation allowances - mortgage loans on real estate	$24.8	$20.8	$—	$3.2	$42.4

2007
Valuation allowances - mortgage loans on real estate	$36.0	$1.1	$—	$12.3	$24.8

1	Amounts represent transfers to real estate owned, recoveries and sales to NMIC.
See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

PART C. OTHER INFORMATION

Item 24.           Financial Statements and Exhibits

(a)	Financial Statements:

Nationwide Variable Account – 13:

Report of Independent Registered Public Accounting Firm.

Statement of Assets, Liabilities and Contract

Owners' Equity as of December 31, 2009 .

Statements of Operations for the year ended

December 31, 2009 .

Statements of Changes in Contract Owners ' Equity
for the years ended December 31, 2009 and   2008 .

Notes to Financial Statements.

Nationwide Life Insurance Company and subsidiaries:

Report of Independent Registered Public Accounting Firm.

Consolidated Statements of Income (Loss) for the
years ended December 31, 2009 , 2008 and 2007 .

Consolidated Balance Sheets as of December 31,
2009 and 2008 .

Consolidated Statements of Changes in Shareholder ' s
Equity as of December 31, 2009 , 2008 and 2007 .

Consolidated Statements of Cash Flows for
the years ended December 31, 2009 , 2008 and 2007 .

Notes to Consolidated Financial Statements.

Financial Statement Schedules.

Item 24. (b) Exhibits

1.
Resolution of the Depositor ' s Board of Directors authorizing the establishment of the Registrant Filed previously with initial Registration Statement on July 3, 2002 and incorporated by reference (File No. 333-91890).

2.	Not Applicable

3.
Underwriting or Distribution of contracts between the Depositor and Principal Underwriter Filed previously with initial Registration Statement on July 3, 2002 and incorporated by reference (File No. 333-91890).

4.	The form of the variable annuity contract Filed previously with Post-Effective Amendment No. 1 on November 4, 2002 and incorporated by reference (File No. 333-91890).

5.	Variable Annuity Application Filed previously with Post-Effective Amendment No. 1 on November 4, 2002 and incorporated by reference (File No. 333-91890).

6.	Depositor's Certificate of Incorporation and By-Laws.

(1)
Amended Articles of Incorporation for Nationwide Life Insurance Company.  Filed previously with initial registration statement (333-164125) on January 4, 2010 as document " exhibit6a.htm " and hereby incorporated by reference.

(2)
Amended and Restated Code of Regulations of Nationwide Life Insurance Company.  Filed previously with initial registration statement (333-164125) on January 4, 2010 as document " exhibit6b.htm " and hereby incorporated by reference.

(3)
Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document " exhibit6c.htm " and hereby incorporated by reference.

7.	Not Applicable

8.	Form of Participation Agreements –

The following Fund Participation Agreements were previously filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under Exhibit 26(h), and are hereby incorporated by reference.

(1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003, under document " aimfpa99h1.htm " .

(2)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation dated January 27, 2000, as amended, under document " dreyfusfpa99h3.htm " .

(3)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp. dated April 1, 2006, as amended, under document " fedfpa99h4.htm " .

(4)
Fund Participation Agreement with Fidelity Variable Insurance Products Fund dated May 1, 1988, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, under document " fidifpa99h5.htm " .

(5)
Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. dated May 1, 2003; as amended, under document " frankfpa99h8.htm " .

(6)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series, dated December 31, 1999, under document " janusfpa99h9a.htm " .

(7)
Amended and Restated Fund Participation Agreement with MFS Variable Insurance Trust and Massachusetts Financial Services Company dated February 1, 2003, as amended, under document " mfsfpa99h11.htm " .

(8)
Fund Participation Agreement with Neuberger Berman Advisers Management Trust / Lehman Brothers Advisers Management Trust (formerly, Neuberger Berman Advisers Management Trust) dated January 1, 2006, under document " neuberfpa99h13.htm " .

(9)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007, under document " oppenfpa99h14.htm " .

(10)
Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc. dated October 1, 2002, as amended, under document " trowefpa99h15.htm " .

(11)
Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc., and Morgan Stanley Investment Management, Inc. dated February 1, 2002, as amended, under document " univfpa99h16.htm " .

The following Fund Participation Agreements were previously filed on September 27, 2007 with pre-effective amendment number 3 of registration statement (333-137202) under Exhibit 26(h), and are hereby incorporated by reference.  For information regarding payments Nationwide receives from underlying mutual funds, please see the "Information on Underlying Mutual Fund Payments" section of the prospectus and/or the underlying mutual fund prospectuses.

(12)
Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance-Bernstein Investment Research and Management, Inc. dated June 1, 2003, as document " alliancebernsteinfpa.htm " .

(13)
Fund Participation with Legg Mason Partners Variable Portfolio I, Inc. (formerly Salomon Brothers Variable Series Funds Inc. and Salomon Brothers Asset Management Inc. dated September, 1999, as amended, under document " leggmasonfpa.htm " .

(14)	Fund Participation Agreement with Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC dated December 31, 2002, as amended, under document " lordabbettfpa.htm " .

(15)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Fund Distributors, LLC dated March 28, 2002, as amended, under document " pimcofpa.htm " .

(16)	Fund Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P., dated February 1, 2002, under document " putnamfpa.htm " .

(17)	Fund Participation Agreement with Wells Fargo Management, LLC, Stephens, Inc. dated November 15, 2004, as amended, under document " wellsfargofpa.htm " .

The following Fund Participation Agreements were previously and are hereby incorporated by reference.  For information regarding payments Nationwide receives from underlying mutual funds, please see the "Information on Underlying Mutual Fund Payments" section of the prospectus and/or the underlying mutual fund prospectuses.

(18)
Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc. dated February 1, 2002, with post-effective amendment number 25 of registration statement 033-89560, as document " vankampenfpa.htm " .

9.	Opinion of Counsel Filed previously with initial Registration Statement on July 3, 2002 and incorporated by reference (File No. 333-91890.)

10.	Consent of Independent Registered Public Accounting Firm Attached hereto.

11.	Not Applicable

12.	Not Applicable

99.   Power of Attorney Attached hereto.

Item 25.	Directors and Officers of the Depositor

President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President and Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President-Chief Administrative Officer	Terri L. Hill
Executive Vice President-Chief Human Resources Officer	Gale V. King
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Marketing Officer	James R. Lyski
Executive Vice President-Chief Investment Officer	Gail G. Snyder
Executive Vice President-Finance	Lawrence A. Hilsheimer
Executive Vice President	Mark A. Pizzi
Executive Vice President and Director	Mark R. Thresher
Senior Vice President and Treasurer	Harry H. Hallowell
Senior Vice President-Associate Services	Robert J. Puccio
Senior Vice President-Business Transformation Office	Gregory S. Moran
Senior Vice President-Chief Compliance Officer	Carol Baldwin Moody
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-Chief Litigation Counsel	Randolph C. Wiseman
Senior Vice President-Chief Risk Officer	Michael W. Mahaffey
Senior Vice President-CIO IT Infrastructure	Robert J. Dickson
Senior Vice President-Customer Insight/Analytic	Paul D. Ballew
Senior Vice President-Customer Relationships	David R. Jahn
Senior Vice President-Division General Counsel	Roger A. Craig
Senior Vice President-Division General Counsel	Thomas W. Dietrich
Senior Vice President-Division General Counsel	Sandra L. Neely
Senior Vice President-Government Relations	Jeffrey D. Rouch
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Human Resources	Kim R. Geyer
Senior Vice President-Individual Investments Business Head	Eric S. Henderson
Senior Vice President-Individual Protection Business Head and Director	Peter A. Golato
Senior Vice President-PCIO Information Technology	Srinivas Koushik
Senior Vice President-NF Marketing	Gordon E. Hecker
Senior Vice President-CIO NF Systems	Susan Gueli
Senior Vice President, Chief Financial Officer – Property and Casualty	Michael P. Leach
Senior Vice President-Distribution and Sales	John L. Carter
Senior Vice President-President – NW Retirement Plans	Anne L. Arvia
Senior Vice President-President-Investment Management Group	Michael S. Spangler
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Senior Vice President-Human Resources	Kim R. Geyer
Senior Vice President-Marketing Services	Jennifer M. Hanley
Senior Vice President-Property and Casualty Personal Lines Product Pricing	J. Lynn Greenstein
Senior Vice President-Property and Casualty/Farm Product Pricing	James R. Burke
Senior Vice President – Internal Audit	Kai V. Monahan
Senior Vice President	Matthew Jauchius
Vice President – Corporate Governance and Secretary	Robert W. Horner, III
Director	Stephen S. Rasmussen

The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215

Item 26.                 Persons Controlled by or Under Common Control with the Depositor or Registrant.

*	Subsidiaries for which separate financial statements are filed
**	Subsidiaries included in the respective consolidated financial statements
***	Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
****	Other subsidiaries

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
1492 Capital, LLC	Ohio		The company acts as an investment holding company.
1717 Brokerage Services, Inc.	Pennsylvania		The company is a multi-state licensed insurance agency.
AGMC Reinsurance, Ltd.	Turks & Caicos Islands		The company is in the business of reinsurance of mortgage guaranty risks.
ALLIED General Agency Company	Iowa		The company acts as a managing general agent and surplus lines broker for property and casualty insurance products.
ALLIED Group, Inc.	Iowa		The company is a property and casualty insurance holding company.
ALLIED Property and Casualty Insurance Company	Iowa		The company underwrites general property and casualty insurance.
ALLIED Texas Agency, Inc.	Texas		The company acts as a managing general agent to place personal and commercial automobile insurance with Colonial County Mutual Insurance Company for the independent agency companies.
AMCO Insurance Company	Iowa		The company underwrites general property and casualty insurance.
American Marine Underwriters, Inc.	Florida		The company is an underwriting manager for ocean cargo and hull insurance.
Atlantic Floridian Insurance Company	Ohio		The company writes personal lines residential property insurance in the State of Florida.
Freedom Specialty Insurance Company	Ohio		The company operates as a multi-line insurance company.
Audenstar Limited	England		The company is an investment holding company.
Champions of the Community, Inc.	Ohio		The company raises money to enable it to make gifts and grants to charitable organizations.
Colonial County Mutual Insurance Company*	Texas		The company underwrites non-standard automobile and motorcycle insurance and various other commercial liability coverages in Texas.
Crestbrook Insurance Company*	Ohio		The company is an Ohio-based multi-line insurance corporation that is authorized to write personal, automobile, homeowners and commercial insurance.
Depositors Insurance Company	Iowa		The company underwrites general property and casualty insurance.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
DVM Insurance Agency, Inc.	California		The company places pet insurance business not written by Veterinary Pet Insurance Company outside of California with National Casualty Company.
Farmland Mutual Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Better Health, Inc. (fka Future Health Holding Company)	Maryland		The company provides population health management.
Gates, McDonald & Company*	Ohio		The company provides services to employers for managing workers' and unemployment compensation matters and employee leave administration.
Gates, McDonald & Company of New York, Inc.	New York		The company provides workers' compensation and self-insured claims administration services to employers with exposure in New York.
GatesMcDonald Health Plus Inc.	Ohio		The company provides medical management and cost containment services to employers.
Insurance Intermediaries, Inc.	Ohio		The company is an insurance agency and provides commercial property and casualty brokerage services.
Life REO Holdings, LLC	Ohio		The company is an investment company.
Lone Star General Agency, Inc.	Texas		The company acts as general agent to market nonstandard automobile and motorcycle insurance for Colonial County Mutual Insurance Company.
National Casualty Company	Wisconsin		The company underwrites various property and casualty coverage, as well as some individual and group accident and health insurance.
National Casualty Company of America, Ltd.	England		This is a limited liability company organized for the purpose of carrying on the business of insurance, reinsurance, indemnity, and guarantee of various kinds. The company is currently inactive.
Nationwide Advantage Mortgage Company*	Iowa		The company makes residential mortgage loans.
Nationwide Affinity Insurance Company of America*	Ohio		The company is a property and casualty insurer that writes personal lines business.
Nationwide Agribusiness Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Arena, LLC*	Ohio		The purpose of the company is to develop Nationwide Arena and to engage in related development activity.
Nationwide Asset Management Holdings	England and Wales		The company operates as an investment holding company.
Nationwide Asset Management, LLC	Ohio		The company provides investment advisory services as a registered investment adviser to affiliated and non-affiliated clients.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Assurance Company	Wisconsin		The company underwrites non-standard automobile and motorcycle insurance.
Nationwide Bank*	United States
This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners' Loan Act of 1933.

Nationwide Better Health Holding Company (fka Nationwide Better Health, Inc.)	Ohio		The company provides health management services.
Nationwide Cash Management Company	Ohio		The company buys and sells investment securities of a short-term nature as the agent for other corporations, foundations and insurance company separate accounts.
Nationwide Community Development Corporation, LLC	Ohio		The company holds investments in low-income housing funds.
Nationwide Corporation	Ohio		The company acts primarily as a holding company for entities affiliated with Nationwide Mutual Insurance.
Nationwide Emerging Managers, LLC	Delaware		The company acquires and holds interests in registered investment advisers and provides investment management services.
Nationwide Exclusive Agent Risk Purchasing Group, LLC	Ohio		The company's purpose is to provide a mechanism for the purchase of group liability insurance for insurance agents operating nationwide.
Nationwide Financial Assignment Company	Ohio		The company is an administrator of structured settlements.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware		The company is an insurance agency.
Nationwide Financial Services Capital Trust	Delaware		The trust's sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust.
Nationwide Financial Services, Inc.*	Delaware		The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute long-term savings and retirement products.
Nationwide Financial Structured Products, LLC	Ohio		The company captures and reports the results of the structured products business unit.
Nationwide Foundation*	Ohio		The company contributes to non-profit activities and projects.
Nationwide Fund Advisors (fka Gartmore Mutual Fund Capital Trust)	Delaware		The trust acts as a registered investment adviser.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Fund Distributors LLC (successor to Gartmore Distribution Services, Inc.)	Delaware		The company is a limited purpose broker-dealer.
Nationwide Fund Management LLC (successor to Gartmore Investors Services, Inc.)	Delaware		The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide General Insurance Company	Ohio		The company transacts a general insurance business, except life insurance, and primarily provides automobile and fire insurance to select customers.
Nationwide Global Funds	Luxembourg
The exclusive purpose of the Company is to invest the funds available to it in transferable securities and other assets permitted by law with the aim of spreading investment risks and affording its shareholders the results of the management of its assets.

Nationwide Global Holdings, Inc.	Ohio		The company is a holding company for the international operations of Nationwide.
Nationwide Global Ventures, Inc.	Delaware		The company acts as a holding company.
Nationwide Indemnity Company*	Ohio		The company is involved in the reinsurance business by assuming business from Nationwide Mutual Insurance Company and other insurers within the Nationwide insurance organization.
Nationwide Insurance Company of America	Wisconsin		The company is an independent agency personal lines underwriter of property and casualty insurance.
Nationwide Insurance Company of Florida*	Ohio		The company transacts general insurance business, except life insurance.
Nationwide International Underwriters	California		The company is a special risks, excess and surplus lines underwriting manager.
Nationwide Investment Advisors, LLC	Ohio		The company provides investment advisory services.
Nationwide Investment Services Corporation**	Oklahoma
This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.

Nationwide Life and Annuity Insurance Company**	Ohio		The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide Life Insurance Company*	Ohio		The company provides individual life insurance, group life and health insurance, fixed and variable annuity products and other life insurance products.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Lloyds	Texas		The company markets commercial and property insurance in Texas.
Nationwide Mutual Capital, LLC	Ohio		The company acts as a private equity fund investing in companies for investment purposes and to create strategic opportunities for Nationwide.
Nationwide Mutual Capital I, LLC*	Delaware		The business of the company is to achieve long term capital appreciation through a portfolio of primarily domestic equity investments in financial service and related companies.
Nationwide Mutual Fire Insurance Company	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Mutual Insurance Company*	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Private Equity Fund, LLC	Ohio		The company invests in private equity funds.
Nationwide Property and Casualty Insurance Company	Ohio		The company engages in a general insurance business, except life insurance.
Nationwide Property Protection Services, LLC	Ohio		The company provides alarm systems and security guard services.
Nationwide Realty Services, Ltd.	Ohio		The company provides relocation services for associates.
Nationwide Realty Investors, Ltd.*	Ohio		The company is engaged in the business of developing, owning and operating real estate and real estate investment.
Nationwide Retirement Solutions, Inc.*	Delaware		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio	Ohio		The company provides retirement products, marketing, education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas	Texas		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Insurance Agency, Inc.	Massachusetts		The company markets and administers deferred compensation plans for public employees.
Nationwide SA Capital Trust	Delaware		The trust acts as a registered investment adviser.
Nationwide Sales Solutions, Inc.	Iowa		The company engages in the direct marketing of property and casualty insurance products.
Nationwide Securities, LLC	Delaware		The company is a registered broker-dealer and provides investment management and administrative services.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Separate Accounts, LLC	Delaware		The company has deregistered as an investment adviser and acts as a holding company.
Nationwide Services Company, LLC	Ohio		The company performs shared services functions for the Nationwide organization.
Newhouse Capital Partners, LLC	Delaware		The company is an investment holding company.
Newhouse Capital Partners II, LLC	Delaware		The company is an investment holding company.
NF Reinsurance Ltd.*	Bermuda		The company serves as a captive reinsurer for Nationwide Life Insurance Company's universal life, term life and annuity business.
NFS Distributors, Inc.	Delaware		The company acts primarily as a holding company for Nationwide Financial Services, Inc.'s distribution companies.
NMC CPC WT Investment, LLC	Delaware		The business of the company is to hold and exercise rights in a specific private equity investment.
NWD Asset Management Holdings, Inc.	Delaware		The company is an investment holding company.
NWD Investment Management, Inc.	Delaware		The company acts as a holding company and provides other business services for the NWD Investments group of companies.
NWD Management & Research Trust	Delaware		The company acts as a holding company for the NWD Investments group of companies and as a registered investment adviser.
NWD MGT, LLC	Delaware
The company is a passive investment holder in Newhouse Special Situations Fund I, LLC for the purpose of allocation of earnings to the NWD Investments management team as it relates to the ownership and management of Newhouse Special Situations Fund I, LLC.

Pension Associates, Inc.	Wisconsin		The company provides pension plan administration and record keeping services, and pension plan and compensation consulting.
Premier Agency, Inc.	Iowa		The company is an insurance agency.
Privilege Underwriters, Inc.	Florida		The company acts as a holding company for the PURE Group of insurance companies.
Privilege Underwriters, Reciprocal Exchange	Florida		The company acts as a reciprocal insurance company.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Pure Insurance Company	Florida		The company acts as a captive reinsurance company.
Pure Risk Management, LLC	Florida		The company acts as an attorney-in-fact for Privilege Underwriters Reciprocal Exchange.
Registered Investment Advisors Services, Inc.	Texas		The company is a technology company that facilitates third-party money management services for registered investment advisers.
Retention Alternatives, Ltd.*	Bermuda		The company is a captive insurer and writes first dollar insurance policies in workers' compensation, general liability and automobile liability for its affiliates in the United States.
Riverview International Group, Inc.	Delaware		The company is an insurance company.
RP&C International, Inc.	Ohio		The company is an investment-banking firm that provides specialist advisory services and innovative financial solutions to public and private companies internationally.
Scottsdale Indemnity Company	Ohio		The company is engaged in a general insurance business, except life insurance.
Scottsdale Insurance Company	Ohio		The company primarily provides excess and surplus lines of property and casualty insurance.
Scottsdale Surplus Lines Insurance Company	Arizona		The company provides excess and surplus lines coverage on a non-admitted basis.
THI Holdings (Delaware), Inc.*	Delaware		The company acts as a holding company for subsidiaries of the Nationwide group of companies.
Titan Auto Insurance of New Mexico, Inc.	New Mexico		The company is an insurance agency that operates employee agent storefronts.
Titan Indemnity Company	Texas		The company is a multi-line insurance company and is operating primarily as a property and casualty insurance company.
Titan Insurance Company	Michigan		The company is a property and casualty insurance company.
Titan Insurance Services, Inc.	Texas		The company is a Texas grandfathered managing general agency.
Veterinary Pet Insurance Company*	California		The company provides pet insurance.
Victoria Automobile Insurance Company	Indiana		The company is a property and casualty insurance company.
Victoria Fire & Casualty Company	Ohio		The company is a property and casualty insurance company.
Victoria National Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Select Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Specialty Insurance Company	Ohio		The company is a property and casualty insurance company.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
VPI Services, Inc.	California		The company operates as a nationwide pet registry service for holders of Veterinary Pet Insurance Company policies, including pet indemnification and a lost pet recovery program.
Western Heritage Insurance Company	Arizona		The company underwrites excess and surplus lines of property and casualty insurance.
Whitehall Holdings, Inc.	Texas		The company acts as a holding company for the Titan group of agencies.
W.I. of Florida (d.b.a. Titan Auto Insurance)	Florida		The company is an insurance agency and operates as an employee agent storefront for Titan Indemnity Company in Florida.

	COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
*	MFS Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Multi-Flex Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-A	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-B	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-C	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-D	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-II	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-3	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-4	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-5	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-6	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-7	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-8	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-9	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-10	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-11	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-12	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-13	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-14	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-15	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-16	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-17	Ohio		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account 1	Pennsylvania		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account A	Delaware		Issuer of Annuity Contracts
	Nationwide VL Separate Account-A	Ohio		Issuer of Life Insurance Policies
	Nationwide VL Separate Account-B	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-C	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-D	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-G	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-2	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-3	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-4	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-5	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-6	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-7	Ohio		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account 1	Pennsylvania		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account A	Delaware		Issuer of Life Insurance Policies

NATIONWIDE®

FARMLAND MUTUAL INSURANCE COMPANY
Guaranty Fund Certificate
Casualty IA
NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY) OH
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE) OH
NATIONWIDE INSURANCE FOUNDATION
MEMBERSHIP NONPROFIT CORPORATION OH
CHAMPIONS OF THE COMMUNITY, INC.
NONPROFIT CORPORATION OH
NATIONWIDE CORPORATION
Common Stock: 13,642,432 Shares
Casualty–95.2% Fire–4.8% (See Page 2) OH
RETENTION ALTERNATIVES, LTD.
Common Stock:120,000Shares
Fire–100% BER
ALLIED GROUP, INC. (AGI)
Common Stock 850 Shares
Casualty–100% IA
SCOTTSDALE INSURANCE COMPANY (SIC)
Common Stock:30,136 Shares
Casualty–100% OH
THI HOLDINGS DELAWARE, INC. (THI)
Common Stock:100 Shares
Casualty-100% DE
ATLANTIC FLORIDIAN INSURANCE COMPANY
Common Stock:5,000 Shares
Casualty–100% OH
CRESTBROOK INSURANCE COMPANY
Common Stock:52,000 Shares
Casualty–100% OH
NATIONAL CASUALTY COMPANY (NC)
Common Stock: 100 Shares
Casualty–100% WI
NCC OF AMERICA, LTD. (INACTIVE)
Common Stock:300,000Shares
NC–100% G.B.
NATIONWIDE AFFINITY INSURANCE COMPANY OF AMERICA
Common Stock:500,000Shares
Casualty–100% OH
NATIONWIDE AGRIBUSINESS INSURANCE COMPANY
Common Stock:949,992Shares
Casualty–100%
Other Capital:
Casualty–Pfd. IA
NATIONWIDE ASSURANCE COMPANY (ASSURANCE)
Common Stock:1,750 Shares
Casualty–100% WI
NATIONWIDE GENERAL INSURANCE COMPANY
Common Stock:20,000Shares
Casualty–100% OH
NATIONWIDE INDEMNITY COMPANY (NW INDEMNITY)
Common Stock:28,000 Shares
Casualty–100% OH
NATIONWIDE INSURANCE COMPANY OF FLORIDA
Common Stock:10,000Shares
Casualty–100% OH
NATIONWIDE LLOYDS
A TEXAS LLOYDS TX
NATIONWIDE PROPERTY AND CASUALTY INSURANCE COMPANY
Common Stock:60,000Shares
Casualty–100% OH
SCOTTSDALE INDEMNITY COMPANY
Common Stock:50,000Shares
Casualty–100% OH
AMERICAN MARINE UNDERWRITERS, INC.
Common Stock: 20 Shares
Casualty–100% FL
INSURANCE INTERMEDIARIES, INC. (III)
Common Stock:1,615 Shares
Casualty–100% OH
NATIONWIDE EXCLUSIVE AGENT RISK PURCHASING GROUP, LLC
III-100% OH
LONE STAR GENERAL AGENCY, INC.
Common Stock:1,000 Shares
Casualty–100% TX
COLONIAL COUNTY MUTUAL INSURANCE COMPANY
Surplus Debentures:
Assurance
Lone Star TX
NATIONWIDE REALTY SERVICES, LTD.
Single Member Limited Liability Company
Casualty–100% OH
NATIONWIDE ARENA LLC
Casualty–90% OH
NATIONWIDE MUTUAL CAPITAL, LLC (Mutual Cap)
Single Member Limited Liability Company
Casualty–100% OH
NATIONWIDE MUTUAL CAPITAL 1, LLC (NMC)
Class A Units
Mutual Cap–99.85% DE
NMC CPC WT INVESTMENT, LLC
Class A Units
NMC - 100%
Class B Units
None
Class C Units
NMC 100% DE
NATIONWIDE PRIVATE EQUITY FUND, LLC
Casualty–100% OH
NATIONWIDE SERVICES COMPANY, LLC (NSC)
Single Member Limited Liability Company
Casualty–100% OH
NATIONWIDE PROPERTY PROTECTION SERVICES, LLC.
NSC–100% OH
NATIONWIDE REALTY INVESTORS, LTD
Casualty–95%
NW Indemnity–5% OH
NATIONWIDE ASSET MANAGEMENT, LLC
Casualty–100% OH
NATIONWIDE CASH MANAGEMENT COMPANY
Common Stock: 100 Shares
Casualty–100% OH
1492 CAPITAL, LLC (1492)
Casualty–100% OH
PRIVILEGE UNDERWRITERS, INC. (PUI)
1492–22.7% FL
PURE RISK MANAGEMENT, LLC (PRM)
PUI–100% FL
PURE INSURANCE COMPANY
PUI–100% FL
PRIVILEGE UNDERWRITERS RECIPROCAL EXCHANGE FL
ALLIED PROPERTY AND CASUALTY INSURANCE COMPANY (ALLIED P & C)
Common Stock:300,000Shares
AGI–100% IA
AMCO INSURANCE COMPANY (AMCO)
Common Stock:300,000 Shares
AGI–100% IA
ALLIED GENERAL AGENCY COMPANY
Common Stock:5,000 Shares
AMCO–100% IA
ALLIED TEXAS AGENCY, INC.
Common Stock:1,000 Shares
AMCO–100% TX
DEPOSITORS INSURANCE COMPANY (DEPOSITORS)
Common Stock:300,000Shares
AGI–100% IA
NATIONWIDE INSURANCE COMPANY OF AMERICA
Common Stock:12,500 Shares
AGI–100% WI
PREMIER AGENCY, INC.
Common Stock:100,000Shares
AGI–100% IA
NATIONWIDE SALES SOLUTIONS, INC.
Common Stock:20,000 Shares
AGI-100% IA
NATIONWIDE ADVANTAGE MORTGAGE COMPANY (NAMC)
Common Stock:333,837 Shares
AMCO –87.3%
Allied P&C–8.47%
Depositors –4.23% IA
AGMC REINSURANCE, LTD.
Common Stock:11,000 Shares
NAMC–100% T & C
SCOTTSDALE SURPLUS LINES INSURANCE COMPANY
Common Stock:10,000 Shares
SIC–100% AZ
WESTERN HERITAGE INSURANCE COMPANY
Common Stock:4,776,076Shares
SIC–100% AZ
FREEDOM SPECIALTY INSURANCE COMPANY
Common Stock:250,000 Shares
SIC–100% OH
VETERINARY PET INSURANCE CO. (VPI)
Common Stock:6,985,387Shares
SIC–100% CA
DVM INSURANCE AGENCY, INC.
VPI–100% CA
V.P.I. SERVICES INC.
VPI–100% CA
TITAN INDEMNITY COMPANY (TITAN)
Common Stock:4,319,951Shares
THI-100% TX
TITAN INSURANCE COMPANY (TITAN INSURANCE)
Common Stock:1,000,000Shares
Titan-100% MI
WHITEHALL HOLDINGS, INC. (WHITEHALL)
Common Stock:1,000 Shares
THI-100% TX
TITAN AUTO INSURANCE OF NEW MEXICO, INC.
Common Stock: 1,000 Shares
Whitehall-100% NM
WI OF FLORIDA, INC.
Common Stock: 100 Shares
Whitehall-100% FL
TITAN INSURANCE SERVICES, INC. (TITAN SERVICES)
Common Stock: 1 Share
Whitehall-100% TX
VICTORIA FIRE & CASUALTY COMPANY (VICTORIA FIRE)
Common Stock: 1,500 Shares
THI-100% OH
VICTORIA AUTOMOBILE INSURANCE COMPANY
Common Stock: 1,500 Shares
Victoria Fire-100% IN
VICTORIA NATIONAL INSURANCE COMPANY
Common Stock: 1,000 Shares
Victoria Fire-100% OH
VICTORIA SELECT INSURANCE COMPANY
Common Stock: 1,000 Shares
Victoria Fire-100% OH
VICTORIA SPECIALTY INSURANCE COMPANY
Common Stock: 1,000 Shares
Victoria Fire-100% OH
Subsidiary Companies — Solid Line
Contractual Association = Double Line
Limited Liability Company - - Dotted Line
March 31, 2010
Page 1

(Casualty, Fire and insurance related subsidiaries)

NATIONWIDE®

FARMLAND MUTUAL INSURANCE COMPANY
Guaranty Fund Certificate
Casualty
IA
NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY)
(See Page 1)
OH
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE)
(See Page 1)
OH
NATIONWIDE CORPORATION (NW CORP)
Common Stock: 13,642,432 Shares
Casualty–95.2%
Fire–4.8%
OH
NATIONWIDE GLOBAL HOLDINGS, INC. (NGH)
Common Stock: 1 Share
NW Corp.–100%
OH
NWD MANAGEMENT & RESEARCH TRUST (NWD Manage)
NW Corp.–100%
DE
NATIONWIDE ASSET MANAGEMENT HOLDINGS
NWD Manage – 99.99%
Corp. – .01%
G.B.
AUDENSTAR LIMITED (AL)
NWD Manage – 100%
G.B.
RIVERVIEW INTERNATIONAL GROUP, INC. (RIG)
NWD Manage – 79%
AL – 21%
DE
NATIONWIDE SA CAPITAL TRUST (NSA)
DELAWARE BUSINESS TRUST
DE
NWD INVESTMENT MANAGEMENT, INC. (NWD Invest)
Common Stock: 958,750 Shares
NWD Manage–100%
Preferred Stock: 500,000 Shares
NWD Manage–100%
DE
NEWHOUSE CAPITAL PARTNERS, LLC
NWD Invest –1%
Casualty–70%
Fire–10%
DE
NATIONWIDE SEPARATE ACCOUNTS, LLC
NSA–100%
DE
NATIONWIDE EMERGING MANAGERS, LLC (NEM)
NSA–100%
DE
NWD ASSET MANAGEMENT HOLDINGS, INC. (NAMHI)
NSA–100%
DE
NATIONWIDE GLOBAL VENTURES, INC. (NGV)
NAMHI–100%
DE
NEWHOUSE CAPITAL PARTNERS II, LLC
NGV–99%
DE
NWD MGT LLC (NWDMGT)
NAMHI - 100%
DE
NATIONWIDE GLOBAL FUNDS
LUXEMBOURG SICAV
LUX
NATIONWIDE BETTER HEALTH HOLDING COMPANY (NBHH)
Common Stock: 100 Shares
NW Corp–100%
OH
NATIONWIDE BETTER HEALTH, INC.
NBHH–100%
MD
GATES, MCDONALD & COMPANY (GATES)
Common Stock: 254 Shares
NBHH –100%
OH
GATES MCDONALD & COMPANY OF NEW YORK, INC.
Common Stock: 3 Shares
Gates–100%
NY
GATES MCDONALD HEALTH PLUS, INC.
Common Stock: 200 Shares
Gates–100%
OH
NATIONWIDE FINANCIAL SERVICES, INC. (NFS)
Common Stock: 91,778,717 Shares
NW Corp.–100%
DE
NATIONWIDE LIFE INSURANCE COMPANY (NW LIFE)
Common Stock: 3,814,779 Shares
NFS-100%
OH
NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY (NLAIC)
Common Stock: 66,000 Shares
NW Life -100%
OH
NATIONWIDE INVESTMENT SERVICES CORPORATION
Common Stock: 5,000 Shares
NW Life -100%
OK
NATIONWIDE FINANCIAL ASSIGNMENT COMPANY
Common Stock: 100 Shares
NW Life-100%
OH
NATIONWIDE COMMUNITY DEVELOPMENT CORP., LLC
Units:
NW Life-67%
NW Indemnity-33%
OH
NATIONWIDE INVESTMENT ADVISORS, LLC
NW Life-100%
OH
LIFE REO HOLDINGS, LLC
NW Life-100%
OH
NATIONWIDE FINANCIAL SERVICES CAPITAL TRUST
Preferred Stock:
NFS-100%
DE
NF REINSURANCE, LTD
Common Stock: 250,000 Shares
NFS–100%
BER
NATIONWIDE FUND ADVISORS
Common Stock: 250,000 Shares
DELAWARE BUSINESS TRUST
DE
REGISTERED INVESTMENT ADVISORS SERVICES, INC.
NFS-100%
TX
NATIONWIDE BANK
Common Stock: 2,800,000 Shares
NFS-100%
FED
NATIONWIDE FINANCIAL STRUCTURED PRODUCTS, LLC
NFS-100%
OH
PENSION ASSOCIATES, INC.
Common Stock: 1,000 Shares
NFS-100%
WI
NATIONWIDE RETIREMENT SOLUTIONS, INC. (NRS)
Common Stock: 236,494 Shares
NFSDI-100%
DE
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF ARIZONA
Common Stock: 1,000 Shares
NRS-100%
AZ
NATIONWIDE RETIREMENT SOLUTIONS, INS. AGENCY, INC.
Common Stock: 1,000 Shares
NRS-100%
MA
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF OHIO
Common Stock: 100 Shares
OH
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF TEXAS
Common Stock: 1,000 Shares
TX
NFS DISTRIBUTORS, INC. (NFSDI)
Common Stock: 100 Shares
NFS-100%
DE
NATIONWIDE FUND MANAGEMENT LLC
Common Stock: 5 Shares
NFSDI–100%
DE
NATIONWIDE FUND DISTRIBUTORS LLC
Common Stock: 10,000 Shares
NFSDI–100%
DE
NATIONWIDE FINANCIAL INSTITUTION DISTRIBUTORS AGENCY, INC. (NFIDAI)
Common Stock: 1,000 Shares
NFSDI-100%
DE
NATIONWIDE SECURITIES, LLC
NFSDI - 100%
DE
1717 BROKERAGE SERVICES, INC. (BSI)
Common Stock: 1,000 Shares
NFSDI - 100%
PA

Subsidiary Companies — Solid Line
Contractual Association = Double Line
Limited Liability Company - - Dotted Line

(Nationwide Corp. subsidiaries)

March 31, 2010

Page 2

Item 27.           Number of Contract Owners

The number of contract owners of Qualified and Non-Qualified Contracts as of February 1, 2010 was 19 and 78 , respectively.

Item 28.           Indemnification

Provision is made in the Company's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by the Company of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of the Company, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling the Company pursuant to the foregoing provisions, the Company has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.          Principal Underwriter

(a)	Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-D
Multi-Flex Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account	Nationwide VLI Separate Account-2
Nationwide Variable Account-II	Nationwide VLI Separate Account-3
Nationwide Variable Account-3	Nationwide VLI Separate Account-4
Nationwide Variable Account-4	Nationwide VLI Separate Account-5
Nationwide Variable Account-5	Nationwide VLI Separate Account-6
Nationwide Variable Account-6	Nationwide VLI Separate Account-7
Nationwide Variable Account-7	Nationwide VL Separate Account-C
Nationwide Variable Account-8	Nationwide VL Separate Account-D
Nationwide Variable Account-9	Nationwide VL Separate Account-G
Nationwide Variable Account-10	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-11	Nationwide Provident VA Separate Account A
Nationwide Variable Account-12	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account A
Nationwide Variable Account-14
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
Nationwide VA Separate Account-C

(b)	Directors and Officers of NISC:
President	Robert O. Cline
Senior Vice President, Treasurer and Director	James D. Benson
Vice President-Chief Compliance Officer	James J. Rabenstine
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President-Financial Systems & Treasury Services and Assistant Treasurer	Terry C. Smetzer
Associate Vice President	John J. Humphries, Jr.
Assistant Secretary	Mark E. Hartman
Director	John L. Carter
Director	Eric S. Henderson

The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
One Nationwide Plaza, Columbus, Ohio 43215

(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A

Item 30.                 Location of Accounts and Records

Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH  43215

Item 31.                 Management Services

Not Applicable

Item 32.                 Undertakings

The Registrant hereby undertakes to:

(a)
file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)
include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

The Registrant represents that any of the Contracts which are issued pursuant to Section 403(b) of the Code is issued by the Company through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Code.

Nationwide Life Insurance Company represents that the fees and charges deducted under the Contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT-13, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness for the Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 22 nd   day of April, 2010 .

NATIONWIDE VARIABLE ACCOUNT – 13
(Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Depositor)

By /s/ TIMOTHY D. CRAWFORD
Timothy D. Crawford
Attorney-in-Fact

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 22 nd   day of April, 2010 .

KIRT A. WALKER
Kirt A. Walker, President, Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
PETER A. GOLATO
Peter A. Golato, Senior Vice President-Individual Protection Business Head and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
By /s/ TIMOTHY D. CRAWFORD
Timothy D. Crawford
Attorney-in-Fact